UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23207

Brinker Capital Destinations Trust

(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (610) 407-5500

Date of fiscal year end:

February 28

Date of reporting period:

August 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report
August 31, 2020
Destinations Large Cap Equity Fund   Class / Ticker : I / DLCFX, Z / DLCZX
Destinations Small-Mid Cap Equity Fund   Class / Ticker : I / DSMFX, Z / DSMZX
Destinations International Equity Fund   Class / Ticker : I / DIEFX, Z / DIEZX
Destinations Equity Income Fund   Class / Ticker : I / DGEFX, Z / DGEZX
Destinations Real Assets Fund   Class / Ticker : I / DRAFX, Z / DRAZX
Destinations Core Fixed Income Fund   Class / Ticker : I / DCFFX, Z / DCFZX
Destinations Low Duration Fixed Income Fund   Class / Ticker : I / DLDFX, Z / DLDZX
Destinations Global Fixed Income Opportunities Fund   Class / Ticker : I / DGFFX, Z / DGFZX
Destinations Municipal Fixed Income Fund   Class / Ticker : I / DMFFX, Z / DMFZX
Destinations Multi Strategy Alternatives Fund   Class / Ticker : I / DMSFX, Z / DMSZX
Beginning on or about May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial advisor. Instead, the reports will be made available on the Funds’ website (www.destinationsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial advisor.
You may elect to receive all future reports in paper free of charge. You can contact your financial advisor to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Destinations Funds held in your account.
www.destinationsfunds.com // 877.771.7979

Shareholder Letter

Dear Shareholder,
We are pleased to provide the semi-annual report of the Destinations Funds for the six-month reporting period ended August 31, 2020. The semi-annual report will provide you with details such as the Schedule of Investments and Financial Highlights during the Funds’ reporting period.
As we finalize this shareholder report, the world is continuing to deal with unprecedented health, economic and lifestyle challenges stemming from the novel coronavirus (COVID-19) global pandemic. Segments of the economy are starting to reopen but slowing and eliminating the virus from continued human impact are most important. We have a long history of weathering volatile markets, and we are confident that we will continue to meet this current challenge.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices to help you while you pursue your objectives and goals. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.destinationsfunds.com. On our website, you can gain immediate access to Destinations Funds information, including:
•
Fund prices and performance,

•
Holdings,

•
Distributions, and

•
A host of fund literature and resources

We want to thank you for your continued confidence in the Destinations Funds and we look forward to helping you meet your financial goals.
Sincerely,
Jason B. Moore
President, Brinker Capital Destinations Trust
August 31, 2020
Important Disclosure:
Mutual fund investing involves risk. The value of your investment in a Fund could go down. Multi-investment management styles may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them, as well as market fluctuations and industry/economic trends etc.

Fund Expenses (unaudited)

Example
All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services and shareholder reports. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of  $1,000 invested on March 1, 2020 and held for the six months ended August 31, 2020.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.
Based on Actual Total Return(1)
Fund	Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expense Paid During the Period(4)
Destinations Large Cap Equity Fund – Class I	19.70%	$1,000.00	$1,196.97	0.83%	$4.60
Destinations Large Cap Equity Fund – Class Z	19.69%	1,000.00	1,196.89	0.68%	3.77
Destinations Small-Mid Cap Equity Fund – Class I	9.07%	1,000.00	1,090.66	1.12%	5.90
Destinations Small-Mid Cap Equity Fund – Class Z	9.09%	1,000.00	1,090.91	0.98%	5.16
Destinations International Equity Fund – Class I	17.43%	1,000.00	1,174.34	1.23%	6.74
Destinations International Equity Fund – Class Z	17.55%	1,000.00	1,175.46	1.09%	5.98
Destinations Equity Income Fund – Class I	(0.53)%	1,000.00	994.65	0.92%	4.63
Destinations Equity Income Fund – Class Z	(0.50)%	1,000.00	995.00	0.77%	3.87
Destinations Real Assets Fund – Class I	(9.25)%	1,000.00	907.47	0.89%	4.28
Destinations Real Assets Fund – Class Z	(9.51)%	1,000.00	904.94	0.73%	3.51
Destinations Core Fixed Income Fund – Class I	0.90%	1,000.00	1,009.03	0.78%	3.95
Destinations Core Fixed Income Fund – Class Z	1.05%	1,000.00	1,010.49	0.63%	3.19
Destinations Low Duration Fixed Income Fund – Class I	(0.83)%	1,000.00	991.67	0.94%	4.72
Destinations Low Duration Fixed Income Fund – Class Z	(0.74)%	1,000.00	992.55	0.79%	3.97
Destinations Global Fixed Income Opportunities Fund – Class I	0.03%	1,000.00	1,000.34	0.99%	4.99
Destinations Global Fixed Income Opportunities Fund – Class Z	0.11%	1,000.00	1,001.07	0.84%	4.24
Destinations Municipal Fixed Income Fund – Class I	0.11%	1,000.00	1,001.10	0.80%	4.04
Destinations Municipal Fixed Income Fund – Class Z	0.09%	1,000.00	1,000.90	0.65%	3.28
Destinations Multi Strategy Alternatives Fund – Class I	1.82%	1,000.00	1,018.19	1.42%	7.22
Destinations Multi Strategy Alternatives Fund – Class Z	1.91%	1,000.00	1,019.15	1.27%	6.46

(1)
For the six months ended August 31, 2020.

(2)
Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized as it may not be representative of the total return for the year. Performance figure may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)
Annualized Expense Ratios are based on the most recent six month expense ratios, which may differ from expense ratios in the Financial Highlights.

(4)
Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days for Class I and Class Z) in the most recent period, then divided by 365 (to reflect the period).

Fund Expenses (unaudited) (concluded)

Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per period before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period.You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Based on Hypothetical Total Return(1)
Fund	Hypothethical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(2)	Expense Paid During the Period(3)
Destinations Large Cap Equity Fund – Class I	5.00%	$1,000.00	$1,021.02	0.83%	$4.23
Destinations Large Cap Equity Fund – Class Z	5.00%	1,000.00	1,021.78	0.68%	3.47
Destinations Small-Mid Cap Equity Fund – Class I	5.00%	1,000.00	1,019.56	1.12%	5.70
Destinations Small-Mid Cap Equity Fund – Class Z	5.00%	1,000.00	1,020.27	0.98%	4.99
Destinations International Equity Fund – Class I	5.00%	1,000.00	1,019.00	1.23%	6.26
Destinations International Equity Fund – Class Z	5.00%	1,000.00	1,019.71	1.09%	5.55
Destinations Equity Income Fund – Class I	5.00%	1,000.00	1,020.57	0.92%	4.69
Destinations Equity Income Fund – Class Z	5.00%	1,000.00	1,021.32	0.77%	3.92
Destinations Real Assets Fund – Class I	5.00%	1,000.00	1,020.72	0.89%	4.53
Destinations Real Assets Fund – Class Z	5.00%	1,000.00	1,021.53	0.73%	3.72
Destinations Core Fixed Income Fund – Class I	5.00%	1,000.00	1,021.27	0.78%	3.97
Destinations Core Fixed Income Fund – Class Z	5.00%	1,000.00	1,022.03	0.63%	3.21
Destinations Low Duration Fixed Income Fund – Class I	5.00%	1,000.00	1,020.47	0.94%	4.79
Destinations Low Duration Fixed Income Fund – Class Z	5.00%	1,000.00	1,021.22	0.79%	4.02
Destinations Global Fixed Income Opportunities Fund – Class I	5.00%	1,000.00	1,020.21	0.99%	5.04
Destinations Global Fixed Income Opportunities Fund – Class Z	5.00%	1,000.00	1,020.97	0.84%	4.28
Destinations Municipal Fixed Income Fund – Class I	5.00%	1,000.00	1,021.17	0.80%	4.08
Destinations Municipal Fixed Income Fund – Class Z	5.00%	1,000.00	1,021.93	0.65%	3.31
Destinations Multi Strategy Alternatives Fund – Class I	5.00%	1,000.00	1,018.05	1.42%	7.22
Destinations Multi Strategy Alternatives Fund – Class Z	5.00%	1,000.00	1,018.80	1.27%	6.46

(1)
For the six months ended August 31, 2020.

(2)
Annualized Expense Ratios are based on the most recent six month expense ratios, which may differ from net expense ratios in the Financial Highlights.

(3)
Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days for Class I and Class Z) in the period, then divided by 365 (to reflect the period).

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 98.7%
BASIC MATERIALS – 2.6%
Chemicals – 1.7%
4,937	Air Products & Chemicals Inc.	$1,442,888
2,299	Albemarle Corp.	209,232
83,856	Celanese Corp., Class A Shares	8,482,034
440,979	CF Industries Holdings Inc.	14,389,145
16,419	Dow Inc.	740,825
366,012	DuPont de Nemours Inc.	20,408,829
3,038	Eastman Chemical Co.	222,108
5,507	Ecolab Inc.	1,085,319
2,945	FMC Corp.	314,703
2,427	International Flavors & Fragrances Inc.	300,438
30,588	Linde PLC	7,639,047
5,635	LyondellBasell Industries NV, Class A Shares	368,980
7,708	Mosaic Co.	140,517
5,200	PPG Industries Inc.	626,080
30,932	Sherwin-Williams Co.	20,756,919
	Total Chemicals	77,127,064
Forest Products & Paper – 0.2%
232,236	International Paper Co.	8,423,200
Iron/Steel – 0.2%
183,957	Nucor Corp.	8,362,685
Mining – 0.5%
1,270,916	Freeport-McMoRan Inc.	19,838,999
17,912	Newmont Corp.	1,205,119
	Total Mining	21,044,118
	TOTAL BASIC MATERIALS	114,957,067
COMMUNICATIONS – 18.5%
Advertising – 0.0%
8,904	Interpublic Group of Cos., Inc.	158,135
4,849	Omnicom Group Inc.	262,282
	Total Advertising	420,417
Internet – 14.8%
239,870	Alibaba Group Holding Ltd., ADR*	68,849,886
34,385	Alphabet Inc., Class A Shares*	56,031,389
22,141	Alphabet Inc., Class C Shares*	36,182,379
58,150	Amazon.com Inc.*	200,673,324
26,434	Booking Holdings Inc.*	50,500,835
3,261	CDW Corp.	370,613
4,969	E*TRADE Financial Corp.	268,823
14,740	eBay Inc.	807,457
3,043	Expedia Group Inc.	298,671
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
1,332	F5 Networks Inc.*	$176,264
428,658	Facebook Inc., Class A Shares*	125,682,526
8,313	IAC/InterActiveCorp*	1,105,546
6,618	KE Holdings Inc., ADR*	339,437
72,319	Match Group Inc.*	8,076,586
54,678	Netflix Inc.*	28,955,282
12,239	NortonLifeLock Inc.	287,861
66,079	Proofpoint Inc.*	7,246,884
82,100	Roku Inc., Class A Shares*	14,242,708
329,844	Snap Inc., Class A Shares*	7,451,176
27,937	Spotify Technology SA*	7,882,704
121,700	Tencent Holdings Ltd.	8,330,400
233,719	Twitter Inc.*	9,484,317
364,537	Uber Technologies Inc.*	12,259,379
41,843	VeriSign Inc.*	8,987,876
5,100	Wix.com Ltd.*	1,502,613
	Total Internet	655,994,936
Media – 1.5%
3,363	Charter Communications Inc., Class A Shares*	2,070,296
549,601	Comcast Corp., Class A Shares	24,627,621
3,462	Discovery Inc., Class A Shares*	76,389
6,953	Discovery Inc., Class C Shares*	138,851
5,570	DISH Network Corp., Class A Shares*	197,846
329,768	Fox Corp., Class A Shares	9,187,337
3,763	Fox Corp., Class B Shares	104,611
8,704	News Corp., Class A Shares	131,605
2,410	News Corp., Class B Shares	36,319
12,297	ViacomCBS Inc., Class B Shares	342,471
193,778	Walt Disney Co.	25,553,505
	Total Media	62,466,851
Telecommunications – 2.2%
1,207	Arista Networks Inc.*	269,704
699,111	AT&T Inc.	20,840,499
22,026	CenturyLink Inc.	236,780
651,541	Cisco Systems Inc.	27,508,061
338,964	Corning Inc.	11,002,771
7,145	Juniper Networks Inc.	178,625
91,712	Motorola Solutions Inc.	14,192,432
12,990	T-Mobile US Inc.*	1,515,673
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
392,148	Verizon Communications Inc.	$23,242,612
	Total Telecommunications	98,987,157
	TOTAL COMMUNICATIONS	817,869,361
CONSUMER CYCLICAL – 7.2%
Airlines – 0.2%
227,365	Alaska Air Group Inc.	8,855,867
9,853	American Airlines Group Inc.(a)	128,582
12,524	Delta Air Lines Inc.	386,365
11,985	Southwest Airlines Co.	450,396
5,653	United Airlines Holdings Inc.*	203,508
	Total Airlines	10,024,718
Apparel – 1.2%
7,828	Hanesbrands Inc.	119,690
417,425	NIKE Inc., Class B Shares	46,705,683
64,636	PVH Corp.	3,604,103
1,062	Ralph Lauren Corp., Class A Shares	73,097
6,295	Tapestry Inc.	92,725
3,383	Under Armour Inc., Class A Shares*	33,187
5,032	Under Armour Inc., Class C Shares*	44,533
7,074	VF Corp.	465,115
	Total Apparel	51,138,133
Auto Manufacturers – 0.8%
66,812	Cummins Inc.	13,846,787
41,344	Ferrari NV	8,051,744
88,443	Ford Motor Co.	603,181
435,324	General Motors Co.	12,898,650
7,646	PACCAR Inc.	656,333
26,068	XPeng Inc., ADR*(b)@	534,394
	Total Auto Manufacturers	36,591,089
Auto Parts & Equipment – 0.1%
56,893	Aptiv PLC	4,899,625
4,384	BorgWarner Inc.	177,947
	Total Auto Parts & Equipment	5,077,572
Distribution/Wholesale – 0.0%
4,564	Copart Inc.*	471,552
12,959	Fastenal Co.	633,177
6,739	LKQ Corp.*	213,896
985	WW Grainger Inc.	359,949
	Total Distribution/Wholesale	1,678,574
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – 0.3%
69,971	DraftKings Inc., Class A Shares*	$2,474,175
165,611	Live Nation Entertainment Inc.*	9,406,705
	Total Entertainment	11,880,880
Home Builders – 0.3%
7,380	DR Horton Inc.	526,711
147,179	Lennar Corp., Class A Shares	11,011,933
78	NVR Inc.*	325,130
5,653	PulteGroup Inc.	252,067
	Total Home Builders	12,115,841
Home Furnishings – 0.1%
73,563	Dolby Laboratories Inc., Class A Shares	5,138,376
2,994	Leggett & Platt Inc.	122,754
1,364	Whirlpool Corp.	242,410
	Total Home Furnishings	5,503,540
Housewares – 0.0%
8,594	Newell Brands Inc.	137,332
Leisure Time – 0.0%
10,141	Carnival Corp.	167,124
5,659	Norwegian Cruise Line Holdings Ltd.*	96,825
3,789	Royal Caribbean Cruises Ltd.	260,835
	Total Leisure Time	524,784
Lodging – 0.5%
6,250	Hilton Worldwide Holdings Inc.	564,750
256,563	Las Vegas Sands Corp.	13,010,310
6,108	Marriott International Inc., Class A Shares	628,574
10,642	MGM Resorts International	239,445
78,778	Wynn Resorts Ltd.	6,889,136
	Total Lodging	21,332,215
Retail – 3.7%
1,542	Advance Auto Parts Inc.	241,030
529	AutoZone Inc.*	632,848
5,075	Best Buy Co., Inc.	562,868
29,115	CarMax Inc.*	3,113,267
39,077	Carvana Co., Class A Shares*	8,439,069
6,350	Chipotle Mexican Grill Inc., Class A Shares*	8,320,278
80,403	Costco Wholesale Corp.	27,952,907
2,896	Darden Restaurants Inc.	250,996
5,604	Dollar General Corp.	1,131,335
205,159	Dollar Tree Inc.*	19,750,657
21,020	Domino’s Pizza Inc.	8,596,339
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
4,300	Gap Inc.	$74,777
3,265	Genuine Parts Co.	308,347
23,999	Home Depot Inc.	6,840,675
3,398	Kohl’s Corp.	72,581
5,247	L Brands Inc.	154,262
183,110	Lowe’s Cos., Inc.	30,156,386
21,798	Lululemon Athletica Inc.*	8,188,855
16,583	McDonald’s Corp.	3,540,802
1,652	O’Reilly Automotive Inc.*	769,221
104,159	Ross Stores Inc.	9,486,802
26,053	Starbucks Corp.	2,200,697
11,161	Target Corp.	1,687,655
2,477	Tiffany & Co.	303,432
26,734	TJX Cos., Inc.	1,464,756
2,530	Tractor Supply Co.	376,540
1,265	Ulta Beauty Inc.*	293,708
16,301	Walgreens Boots Alliance Inc.	619,764
31,635	Walmart Inc.	4,392,520
94,608	Yum! Brands Inc.	9,068,177
	Total Retail	158,991,551
Textiles – 0.0%
1,336	Mohawk Industries Inc.*	123,353
Toys/Games/Hobbies – 0.0%
2,830	Hasbro Inc.	223,400
	TOTAL CONSUMER CYCLICAL	315,342,982
CONSUMER NON-CYCLICAL – 25.4%
Agriculture – 1.4%
231,218	Altria Group Inc.	10,113,475
685,779	Archer-Daniels-Midland Co.	30,695,468
251,647	Philip Morris International Inc.	20,078,914
	Total Agriculture	60,887,857
Beverages – 0.8%
117,744	Brown-Forman Corp., Class B Shares	8,615,328
86,318	Coca-Cola Co.	4,275,331
3,712	Constellation Brands Inc., Class A Shares	684,790
221,136	Molson Coors Beverage Co., Class B Shares	8,323,559
8,281	Monster Beverage Corp.*	694,445
80,839	PepsiCo Inc.	11,322,310
	Total Beverages	33,915,763
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – 3.2%
222,274	Alexion Pharmaceuticals Inc.*	$25,388,136
46,733	Amgen Inc.	11,838,404
3,783	Argenx SE, ADR*	874,894
51,437	Biogen Inc.*	14,795,339
478	Bio-Rad Laboratories Inc., Class A Shares*	243,106
16,682	Corteva Inc.	476,271
241,657	Exact Sciences Corp.*	18,194,356
146,372	Gilead Sciences Inc.	9,770,331
69,042	Illumina Inc.*	24,663,183
131,883	Incyte Corp.*	12,706,927
2,252	Regeneron Pharmaceuticals Inc.*	1,396,082
73,788	Vertex Pharmaceuticals Inc.*	20,595,707
	Total Biotechnology	140,942,736
Commercial Services – 4.9%
9,597	Automatic Data Processing Inc.	1,334,847
24,690	Avalara Inc.*	3,269,203
23,966	Cintas Corp.	7,986,430
14,581	CoStar Group Inc.*	12,373,437
76,913	Equifax Inc.	12,942,150
1,866	FleetCor Technologies Inc.*	469,206
2,007	Gartner Inc.*	260,549
59,875	Global Payments Inc.	10,575,122
545,282	H&R Block Inc.	7,906,589
8,854	IHS Markit Ltd.	707,612
17,237	MarketAxess Holdings Inc.	8,376,148
3,589	Moody’s Corp.	1,057,463
189,248	New Oriental Education & Technology Group Inc., ADR*	27,749,434
7,921	Nielsen Holdings PLC	121,033
320,993	PayPal Holdings Inc.*	65,527,511
190,684	Quanta Services Inc.	9,772,555
2,668	Robert Half International Inc.	141,938
3,217	Rollins Inc.	177,385
46,154	S&P Global Inc.	16,911,749
121,599	Square Inc., Class A Shares*	19,402,336
34,809	StoneCo Ltd., Class A Shares*	1,775,259
89,705	TransUnion	7,779,218
1,622	United Rentals Inc.*	287,175
3,597	Verisk Analytics Inc., Class A Shares	671,452
	Total Commercial Services	217,575,801
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Cosmetics/Personal Care – 0.6%
19,093	Colgate-Palmolive Co.	$1,513,311
7,894	Coty Inc., Class A Shares	28,261
71,426	Estee Lauder Cos., Inc., Class A Shares	15,836,573
55,303	Procter & Gamble Co.	7,650,064
	Total Cosmetics/Personal Care	25,028,209
Food – 1.1%
3,691	Campbell Soup Co.	194,183
485,424	Conagra Brands Inc.	18,620,865
13,637	General Mills Inc.	872,086
3,277	Hershey Co.	487,093
6,376	Hormel Foods Corp.	325,048
2,574	JM Smucker Co.	309,343
5,466	Kellogg Co.	387,594
13,888	Kraft Heinz Co.	486,636
17,293	Kroger Co.	617,014
3,224	Lamb Weston Holdings Inc.	202,628
2,781	McCormick & Co., Inc.	573,442
478,266	Mondelez International Inc., Class A Shares	27,940,300
11,226	Sysco Corp.	675,132
6,477	Tyson Foods Inc., Class A Shares	406,756
	Total Food	52,098,120
Healthcare-Products – 5.1%
162,128	Abbott Laboratories	17,748,152
94,787	ABIOMED Inc.*	29,158,377
173,064	Alcon Inc.*	9,887,661
101,174	Align Technology Inc.*	30,046,655
11,251	Baxter International Inc.	979,625
31,871	Boston Scientific Corp.*	1,307,348
1,118	Cooper Cos., Inc.	351,477
14,046	Danaher Corp.	2,900,078
4,864	DENTSPLY SIRONA Inc.	218,248
372,208	Edwards Lifesciences Corp.*	31,950,335
3,275	Henry Schein Inc.*	217,591
5,638	Hologic Inc.*	336,701
71,601	IDEXX Laboratories Inc.*	28,000,287
22,810	Intuitive Surgical Inc.*	16,670,460
232,477	Medtronic PLC	24,984,303
3,274	ResMed Inc.	591,874
1,927	STERIS PLC	307,626
56,400	Stryker Corp.	11,176,224
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
1,013	Teleflex Inc.	$398,058
17,476	Thermo Fisher Scientific Inc.	7,496,854
49,395	Varian Medical Systems Inc.*	8,578,430
1,620	West Pharmaceutical Services Inc.	460,015
4,551	Zimmer Biomet Holdings Inc.	641,145
	Total Healthcare-Products	224,407,524
Healthcare-Services – 2.6%
59,802	Anthem Inc.	16,835,459
186,203	Centene Corp.*	11,417,968
96,694	DaVita Inc.*	8,389,171
58,334	HCA Healthcare Inc.	7,917,090
29,067	Humana Inc.	12,067,746
4,024	IQVIA Holdings Inc.*	658,930
32,933	Laboratory Corp. of America Holdings*	5,787,975
3,059	Quest Diagnostics Inc.	340,283
166,554	UnitedHealth Group Inc.	52,056,453
1,749	Universal Health Services Inc., Class B Shares	193,002
	Total Healthcare-Services	115,664,077
Household Products/Wares – 0.1%
1,845	Avery Dennison Corp.	212,895
5,499	Church & Dwight Co., Inc.	526,969
2,759	Clorox Co.	616,636
7,598	Kimberly-Clark Corp.	1,198,660
	Total Household Products/Wares	2,555,160
Pharmaceuticals – 5.6%
115,069	AbbVie Inc.	11,020,158
3,387	AmerisourceBergen Corp., Class A Shares	328,641
69,353	Becton Dickinson & Co.	16,836,828
658,487	Bristol-Myers Squibb Co.	40,957,891
317,696	Cardinal Health Inc.	16,126,249
152,794	Cigna Corp.	27,101,072
290,483	CVS Health Corp.	18,044,804
2,060	DexCom Inc.*	876,345
112,033	Eli Lilly & Co.	16,624,577
46,554	Horizon Therapeutics PLC*	3,497,136
180,441	Johnson & Johnson	27,681,454
3,643	McKesson Corp.	558,982
355,541	Merck & Co., Inc.	30,316,981
11,287	Mylan NV*	184,881
2,908	Perrigo Co. PLC	152,088
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
623,739	Pfizer Inc.	$23,571,097
101,448	Sarepta Therapeutics Inc.*	14,854,016
10,598	Zoetis Inc., Class A Shares	1,696,740
	Total Pharmaceuticals	250,429,940
	TOTAL CONSUMER NON-CYCLICAL	1,123,505,187
ENERGY – 1.7%
Energy-Alternate Sources – 0.2%
125,222	NextEra Energy Partners LP(a)	7,553,391
Oil & Gas – 1.5%
8,466	Apache Corp.	125,297
8,829	Cabot Oil & Gas Corp.	167,486
41,668	Chevron Corp.	3,497,195
4,304	Concho Resources Inc.	223,722
561,854	ConocoPhillips	21,288,648
8,546	Devon Energy Corp.	92,895
3,320	Diamondback Energy Inc.	129,347
13,212	EOG Resources Inc.	599,032
94,341	Exxon Mobil Corp.	3,767,980
209,024	Hess Corp.	9,623,465
3,061	HollyFrontier Corp.	73,066
18,498	Marathon Oil Corp.	97,669
322,109	Marathon Petroleum Corp.	11,421,985
10,187	Noble Energy Inc.	101,361
20,559	Occidental Petroleum Corp.	261,922
127,943	Phillips 66	7,480,827
56,119	Pioneer Natural Resources Co.	5,832,448
9,088	Valero Energy Corp.	477,938
	Total Oil & Gas	65,262,283
Oil & Gas Services – 0.0%
14,696	Baker Hughes Co., Class A Shares	209,859
19,897	Halliburton Co.	321,933
8,319	National Oilwell Varco Inc.	99,828
30,860	Schlumberger NV	586,649
8,994	TechnipFMC PLC	69,254
	Total Oil & Gas Services	1,287,523
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Pipelines – 0.0%
44,117	Kinder Morgan Inc.	$609,697
9,573	ONEOK Inc.	263,066
27,287	Williams Cos., Inc.	566,478
	Total Pipelines	1,439,241
	TOTAL ENERGY	75,542,438
FINANCIAL – 11.7%
Banks – 3.4%
174,250	Bank of America Corp.	4,485,195
476,136	Bank of New York Mellon Corp.	17,607,509
211,780	Citigroup Inc.	10,826,194
9,293	Citizens Financial Group Inc.	240,410
3,165	Comerica Inc.	125,112
16,221	Fifth Third Bancorp	335,126
3,784	First Republic Bank	427,251
120,515	Goldman Sachs Group Inc.	24,689,908
22,930	Huntington Bancshares Inc.	215,771
350,317	JPMorgan Chase & Co.	35,098,260
22,143	KeyCorp	272,802
2,916	M&T Bank Corp.	301,106
421,376	Morgan Stanley	22,021,110
4,553	Northern Trust Corp.	372,845
57,998	PNC Financial Services Group Inc.	6,449,378
21,617	Regions Financial Corp.	249,893
71,484	State Street Corp.	4,867,346
1,160	SVB Financial Group*	296,241
514,051	Truist Financial Corp.	19,950,319
30,547	US Bancorp	1,111,911
83,260	Wells Fargo & Co.	2,010,729
3,826	Zions Bancorp N.A.	123,044
	Total Banks	152,077,460
Diversified Financial Services – 3.7%
14,744	American Express Co.	1,497,843
2,699	Ameriprise Financial Inc.	423,203
282,464	Ant International Co., Ltd., Class C Shares, Private Placement*(b)(c)@	1,982,897
3,449	BlackRock Inc., Class A Shares	2,049,361
138,345	Capital One Financial Corp.	9,549,955
25,519	Cboe Global Markets Inc.	2,342,389
190,738	Charles Schwab Corp.	6,776,921
8,005	CME Group Inc., Class A Shares	1,407,839
6,994	Discover Financial Services	371,242
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
6,294	Franklin Resources Inc.	$132,552
12,222	Intercontinental Exchange Inc.	1,298,343
8,175	Invesco Ltd.	83,385
117,856	LPL Financial Holdings Inc.	9,683,049
349	Maplebear Inc. d/b/a Instacart, Non-voting Shares*(b)(c)@	16,159
6,679	Maplebear Inc. d/b/a Instacart, Private Placement*(b)(c)@	309,238
123,757	Mastercard Inc., Class A Shares	44,328,520
2,615	Nasdaq Inc.	351,508
2,694	Raymond James Financial Inc.	203,990
70,095	Rocket Cos., Inc., Class A Shares*(a)	1,962,660
12,156	Synchrony Financial	301,590
5,046	T Rowe Price Group Inc.	702,454
29,342	Tradeweb Markets Inc., Class A Shares	1,681,003
355,906	Visa Inc., Class A Shares	75,448,513
9,095	Western Union Co.	214,551
48,834	XP Inc., Class A Shares*	2,411,911
	Total Diversified Financial Services	165,531,076
Equity Real Estate Investment Trusts (REITs) – 1.1%
2,801	Alexandria Real Estate Equities Inc.	471,632
9,887	American Tower Corp.	2,463,346
3,357	Apartment Investment & Management Co., Class A Shares	120,953
3,141	AvalonBay Communities Inc.	496,466
3,277	Boston Properties Inc.	284,673
9,286	Crown Castle International Corp.	1,515,939
6,044	Digital Realty Trust Inc.	940,749
8,395	Duke Realty Corp.	323,627
1,974	Equinix Inc.	1,559,026
298,475	Equity Residential	16,848,914
1,491	Essex Property Trust Inc.	322,816
2,920	Extra Space Storage Inc.	311,126
1,517	Federal Realty Investment Trust	120,207
12,343	Healthpeak Properties Inc.	341,160
15,459	Host Hotels & Resorts Inc.	173,605
6,257	Iron Mountain Inc.	188,273
10,409	Kimco Realty Corp.	124,804
2,588	Mid-America Apartment Communities Inc.	303,107
16,470	Prologis Inc.	1,677,634
3,315	Public Storage	704,106
7,633	Realty Income Corp.	473,475
3,534	Regency Centers Corp.	140,335
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
2,470	SBA Communications Corp., Class A Shares	$755,993
6,784	Simon Property Group Inc.	460,294
1,610	SL Green Realty Corp.	75,284
6,610	UDR Inc.	230,094
8,509	Ventas Inc.	350,656
3,600	Vornado Realty Trust	128,988
9,359	Welltower Inc.	538,330
480,770	Weyerhaeuser Co.	14,572,139
	Total Equity Real Estate Investment Trusts (REITs)	47,017,751
Insurance – 3.5%
16,257	Aflac Inc.	590,454
171,908	Allstate Corp.	15,987,444
628,626	American International Group Inc.	18,318,162
5,136	Aon PLC, Class A Shares	1,027,149
4,195	Arthur J Gallagher & Co.	441,733
108,020	Assurant Inc.	13,130,911
178,351	Berkshire Hathaway Inc., Class B Shares*	38,887,652
156,555	Chubb Ltd.	19,569,375
3,409	Cincinnati Financial Corp.	270,709
911	Everest Re Group Ltd.	200,493
2,136	Globe Life Inc.	176,177
8,140	Hartford Financial Services Group Inc.	329,263
4,145	Lincoln National Corp.	149,427
5,192	Loews Corp.	186,185
171,798	Marsh & McLennan Cos., Inc.	19,741,308
17,082	MetLife Inc.	656,974
5,706	Principal Financial Group Inc.	240,280
13,078	Progressive Corp.	1,242,933
8,934	Prudential Financial Inc.	605,457
5,580	Travelers Cos., Inc.	647,503
4,281	Unum Group	79,113
268,062	Voya Financial Inc.	13,915,098
35,087	Willis Towers Watson PLC	7,211,431
3,116	WR Berkley Corp.	193,348
	Total Insurance	153,798,579
Real Estate – 0.0%
7,655	CBRE Group Inc., Class A Shares*	360,015
Savings & Loans – 0.0%
9,808	People’s United Financial Inc.	103,769
	TOTAL FINANCIAL	518,888,650
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – 7.9%
Aerospace/Defense – 2.0%
11,967	Boeing Co.	$2,056,170
58,329	General Dynamics Corp.	8,711,436
8,719	Howmet Aerospace Inc.	152,757
44,597	L3Harris Technologies Inc.	8,060,462
26,527	Lockheed Martin Corp.	10,352,427
101,268	Northrop Grumman Corp.	34,695,429
305,517	Raytheon Technologies Corp.	18,636,537
16,582	Teledyne Technologies Inc.*	5,200,281
1,129	TransDigm Group Inc.	564,127
	Total Aerospace/Defense	88,429,626
Building Materials – 0.9%
394,685	Carrier Global Corp.*	11,781,347
3,130	Fortune Brands Home & Security Inc.	263,170
16,426	Johnson Controls International PLC	669,031
212,414	Louisiana-Pacific Corp.	6,996,917
1,413	Martin Marietta Materials Inc.	286,655
6,007	Masco Corp.	350,208
129,588	Vulcan Materials Co.	15,550,560
	Total Building Materials	35,897,888
Electrical Components & Equipment – 0.0%
5,080	AMETEK Inc.	511,556
13,320	Emerson Electric Co.	925,340
	Total Electrical Components & Equipment	1,436,896
Electronics – 0.7%
6,837	Agilent Technologies Inc.	686,572
2,036	Allegion PLC	210,502
6,576	Amphenol Corp., Class A Shares	722,045
218,883	FLIR Systems Inc.	8,076,783
93,100	Fortive Corp.	6,713,441
3,312	Garmin Ltd.	343,156
15,662	Honeywell International Inc.	2,592,844
4,133	Keysight Technologies Inc.*	407,183
532	Mettler-Toledo International Inc.*	516,455
2,524	PerkinElmer Inc.	297,125
26,739	Roper Technologies Inc.	11,422,633
7,316	TE Connectivity Ltd.	706,726
1,402	Waters Corp.*	303,197
	Total Electronics	32,998,662
Engineering & Construction – 0.0%
2,917	Jacobs Engineering Group Inc.	263,318
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Environmental Control – 0.0%
3,717	Pentair PLC	$167,785
4,622	Republic Services Inc., Class A Shares	428,552
8,595	Waste Management Inc.	979,830
	Total Environmental Control	1,576,167
Hand/Machine Tools – 0.0%
1,156	Snap-on Inc.	171,400
3,461	Stanley Black & Decker Inc.	558,259
	Total Hand/Machine Tools	729,659
Machinery-Construction & Mining – 0.5%
151,571	Caterpillar Inc.	21,570,069
Machinery-Diversified – 0.5%
6,981	Deere & Co.	1,466,429
3,116	Dover Corp.	342,261
2,783	Flowserve Corp.	82,599
1,700	IDEX Corp.	306,391
227,375	Ingersoll Rand Inc.*	7,971,768
96,995	Otis Worldwide Corp.	6,100,986
2,616	Rockwell Automation Inc.	603,066
50,722	Westinghouse Air Brake Technologies Corp.	3,375,549
4,085	Xylem Inc.	327,535
	Total Machinery-Diversified	20,576,584
Miscellaneous Manufacturers – 1.6%
12,831	3M Co.	2,091,710
166,869	AO Smith Corp.	8,171,575
170,448	Eaton Corp. PLC	17,402,741
195,378	General Electric Co.	1,238,697
6,399	Illinois Tool Works Inc.	1,264,122
26,392	Parker-Hannifin Corp.	5,437,016
220,901	Textron Inc.	8,710,126
239,132	Trane Technologies PLC	28,310,837
	Total Miscellaneous Manufacturers	72,626,824
Packaging & Containers – 0.0%
34,545	Amcor PLC	382,068
7,338	Ball Corp.	589,755
2,091	Packaging Corp. of America	211,693
3,606	Sealed Air Corp.	141,716
5,496	WestRock Co.	166,694
	Total Packaging & Containers	1,491,926
Shipbuilding – 0.2%
50,788	Huntington Ingalls Industries Inc.	7,695,398
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Transportation – 1.5%
3,042	CH Robinson Worldwide Inc.	$299,029
17,087	CSX Corp.	1,306,472
3,777	Expeditors International of Washington Inc.	333,849
94,784	FedEx Corp.	20,837,315
22,833	JB Hunt Transport Services Inc.	3,208,950
2,170	Kansas City Southern	395,027
18,520	Norfolk Southern Corp.	3,936,056
2,068	Old Dominion Freight Line Inc.	418,108
116,248	Union Pacific Corp.	22,370,765
66,743	United Parcel Service Inc., Class B Shares	10,920,490
	Total Transportation	64,026,061
	TOTAL INDUSTRIAL	349,319,078
TECHNOLOGY – 22.2%
Computers – 3.7%
14,217	Accenture PLC, Class A Shares	3,411,085
869,736	Apple Inc.*	112,230,733
411,830	Cognizant Technology Solutions Corp., Class A Shares	27,534,954
26,202	Crowdstrike Holdings Inc., Class A Shares*	3,294,377
5,444	DXC Technology Co.	108,771
2,947	Fortinet Inc.*	389,019
29,071	Hewlett Packard Enterprise Co.	281,117
32,339	HP Inc.	632,227
63,412	International Business Machines Corp.	7,819,334
91,522	Leidos Holdings Inc.	8,281,826
4,767	NetApp Inc.	225,908
4,988	Seagate Technology PLC	239,374
6,767	Western Digital Corp.	259,988
	Total Computers	164,708,713
Office/Business Equipment – 0.1%
3,842	Xerox Holdings Corp.	72,460
20,051	Zebra Technologies Corp., Class A Shares*	5,745,213
	Total Office/Business Equipment	5,817,673
Semiconductors – 5.8%
290,639	Advanced Micro Devices Inc.*	26,395,834
8,158	Analog Devices Inc.	953,507
517,202	Applied Materials Inc.	31,859,643
28,089	ASML Holding NV, Class NY Registered Shares, ADR	10,510,342
65,724	Broadcom Inc.	22,816,087
546,183	Intel Corp.	27,828,024
838	IPG Photonics Corp.*	135,530
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
3,450	KLA Corp.	$707,733
3,239	Lam Research Corp.	1,089,405
207,134	Marvell Technology Group Ltd.	8,032,657
5,880	Maxim Integrated Products Inc.	402,427
54,124	Microchip Technology Inc.	5,937,403
107,037	Micron Technology Inc.*	4,871,254
122,617	NVIDIA Corp.	65,597,643
70,699	NXP Semiconductors NV	8,891,106
63,625	Qorvo Inc.*	8,161,179
187,884	QUALCOMM Inc.	22,376,984
3,742	Skyworks Solutions Inc.	542,029
61,100	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,842,175
20,473	Texas Instruments Inc.	2,910,237
5,487	Xilinx Inc.	571,526
	Total Semiconductors	255,432,725
Software – 12.6%
244,844	Activision Blizzard Inc.	20,449,371
109,405	Adobe Inc.*	56,167,433
3,566	Akamai Technologies Inc.*	415,189
1,944	ANSYS Inc.*	659,035
39,247	Autodesk Inc.*	9,642,988
2,613	Broadridge Financial Solutions Inc.	359,026
6,183	Cadence Design Systems Inc.*	685,757
6,794	Cerner Corp.	498,476
2,536	Citrix Systems Inc.	368,227
53,200	Datadog Inc., Class A Shares*	4,444,860
6,443	Electronic Arts Inc.*	898,605
2,896	Epic Games Inc., Private Placement*(b)(c)@	1,665,200
122,622	Fidelity National Information Services Inc.	18,497,529
125,080	Fiserv Inc.*	12,455,466
151,625	Intuit Inc.	52,369,759
1,738	Jack Henry & Associates Inc.	287,500
557,234	Microsoft Corp.	125,672,984
83,751	MSCI Inc., Class A Shares	31,261,736
355,955	Oracle Corp.	20,367,745
7,172	Paychex Inc.	548,443
18,733	Paycom Software Inc.*	5,609,784
290,650	salesforce.com Inc.*	79,245,722
73,300	Sea Ltd., ADR*	11,200,973
100,395	ServiceNow Inc.*	48,392,398
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
81,310	Slack Technologies Inc., Class A Shares*	$2,670,220
1,898	Snowflake Inc., Class B Shares, Private Placement*(b)(c)@	73,585
187,029	Splunk Inc.*	41,021,071
20,012	Stripe Inc., Class B Shares, Private Placement*(b)(c)@	313,988
3,341	Synopsys Inc.*	739,363
2,509	Take-Two Interactive Software Inc.*	429,516
20,830	Temenos AG, Class Registered Shares	3,359,900
903	Tyler Technologies Inc.*	311,815
18,259	Workday Inc., Class A Shares*	4,376,865
	Total Software	555,460,529
	TOTAL TECHNOLOGY	981,419,640
UTILITIES – 1.5%
Electric – 1.5%
14,955	AES Corp.	265,451
5,632	Alliant Energy Corp.	304,973
5,423	Ameren Corp.	429,014
11,183	American Electric Power Co., Inc.	881,556
12,220	CenterPoint Energy Inc.	245,255
6,264	CMS Energy Corp.	378,909
7,530	Consolidated Edison Inc.	537,190
18,729	Dominion Energy Inc.	1,469,103
4,310	DTE Energy Co.	511,468
16,408	Duke Energy Corp.	1,318,219
291,174	Edison International	15,280,812
4,429	Entergy Corp.	439,091
5,144	Evergy Inc.	273,764
7,416	Eversource Energy	635,625
244,566	Exelon Corp.	9,026,931
152,115	FirstEnergy Corp.	4,348,968
10,925	NextEra Energy Inc.	3,049,932
5,618	NRG Energy Inc.	193,315
2,481	Pinnacle West Capital Corp.	181,981
761,013	PPL Corp.	21,026,789
11,126	Public Service Enterprise Group Inc.	581,222
6,498	Sempra Energy	803,478
23,586	Southern Co.	1,230,718
6,952	WEC Energy Group Inc.	654,044
11,708	Xcel Energy Inc.	813,413
	Total Electric	64,881,221
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Gas – 0.0%
2,757	Atmos Energy Corp.	$275,204
9,089	NiSource Inc.	201,412
	Total Gas	476,616
Water – 0.0%
4,084	American Water Works Co., Inc.	577,233
	TOTAL UTILITIES	65,935,070
	TOTAL COMMON STOCKS (Cost – $3,115,131,870)	4,362,779,473
PREFERRED STOCKS – 0.2%
COMMUNICATIONS – 0.0%
Internet – 0.0%
2,858	DoorDash Inc., Series G, Private Placement*(b)(c)@	656,000
1,463	DoorDash Inc., Series H, Private Placement*(b)(c)@	335,804
	Total Internet	991,804
	TOTAL COMMUNICATIONS	991,804
CONSUMER CYCLICAL – 0.2%
Auto Manufacturers – 0.2%
48,210	Aurora Innovation Inc., Series B, Private Placement*(b)(c)@	445,475
213,270	Rivian Automotive Inc., Series D, Private Placement*(b)(c)@	3,303,552
348,850	Rivian Automotive Inc., Series E, Private Placement*(b)(c)@	5,403,687
9,549	Waymo LLC, Series A2, Private Placement*(b)(c)@	819,946
	Total Auto Manufacturers	9,972,660
	TOTAL CONSUMER CYCLICAL	9,972,660
FINANCIAL – 0.0%
Diversified Financial Services – 0.0%
13,638	Maplebear Inc. d/b/a Instacart, Series G*(b)(c)@	655,877
INDUSTRIAL – 0.0%
Electrical Components & Equipment – 0.0%
48,400	GM Cruise Holdings LLC, Class F Shares, Private Placement*(b)(c)@	883,300
TECHNOLOGY – 0.0%
Software – 0.0%
15,057	Magic Leap Inc., Series D, Private Placement*(b)(c)@	81,308
51,900	Uipath Inc., Series D1, Private Placement*(b)(c)@	965,001
8,715	Uipath Inc., Series D2, Private Placement*(b)(c)@	162,042
1,878	Uipath Inc., Series E, Private Placement*(b)(c)@	34,919
	Total Software	1,243,270
	TOTAL TECHNOLOGY	1,243,270
	TOTAL PREFERRED STOCKS (Cost – $12,614,175)	13,746,911
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $3,127,746,045)	4,376,526,384
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund (continued)

Face Amount†
SHORT-TERM INVESTMENTS – 1.1%
TIME DEPOSITS – 1.1%
$17,058,116	ANZ National Bank – London, 0.010% due 9/1/20	$17,058,116
19,915CHF	BNP Paribas SA – Paris, (1.430)% due 9/1/20	22,033
	Brown Brothers Harriman – Grand Cayman:
4	0.010% due 9/1/20	4
4GBP	0.010% due 9/1/20	6
50,281CAD	0.030% due 9/1/20	38,553
151,249HKD	0.150% due 9/1/20	19,516
8,407,126	Citibank – New York, 0.010% due 9/1/20	8,407,126
16,634,389	JPMorgan Chase & Co. – New York, 0.010% due 9/1/20	16,634,389
6,698,809	Skandinaviska Enskilda Banken AB – Stockholm, 0.010% due 9/1/20	6,698,809
	TOTAL TIME DEPOSITS (Cost – $48,878,552)	48,878,552
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.2%
MONEY MARKET FUND – 0.2%
$6,728,123	Federated Government Obligations Fund, Premier Class, 0.054%(d) (Cost – $6,728,123)	6,728,123
	TOTAL INVESTMENTS – 100.2% (Cost – $3,183,352,720)	4,432,133,059
	Liabilities in Excess of Other Assets – (0.2)%	(8,605,186)
	TOTAL NET ASSETS – 100.0%	$4,423,527,873

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2020, amounts to approximately $18,642,372 and represents 0.42% of net assets.

(c)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(d)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
Ant International Co., Ltd., Class C Shares, Private Placement	6/7/2018	$1,584,623	$1,982,897	0.05%
Aurora Innovation Inc., Series B, Private Placement	3/1/2019	445,475	445,475	0.01%
DoorDash Inc., Series G, Private Placement	11/12/2019	542,154	656,000	0.01%
DoorDash Inc., Series H, Private Placement	6/17/2020	335,804	335,804	0.01%
Epic Games Inc., Private Placement	6/18/2020	1,665,200	1,665,200	0.04%
GM Cruise Holdings LLC, Class F Shares, Private Placement	5/7/2019	883,300	883,300	0.02%
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund (continued)

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
Magic Leap Inc., Series D, Private Placement	10/12/2017	406,539	81,308	0.00%*
Maplebear Inc. d/b/a Instacart, Non-voting Shares	8/7/2020	16,171	16,159	0.00%*
Maplebear Inc. d/b/a Instacart, Private Placement	8/7/2020	309,464	309,238	0.01%
Maplebear Inc. d/b/a Instacart, Series G	7/2/2020	655,877	655,877	0.01%
Rivian Automotive Inc., Series D, Private Placement	12/23/2019	2,291,373	3,303,552	0.08%
Rivian Automotive Inc., Series E, Private Placement	7/10/2020	5,403,687	5,403,687	0.12%
Snowflake Inc., Class B Shares, Private Placement	3/17/2020	73,617	73,585	0.00%*
Stripe Inc., Class B Shares, Private Placement	12/17/2019	313,988	313,988	0.01%
Uipath Inc., Series D1, Private Placement	4/26/2019	680,784	965,001	0.02%
Uipath Inc., Series D2, Private Placement	4/26/2019	114,317	162,042	0.00%
Uipath Inc., Series E, Private Placement	7/9/2020	34,919	34,919	0.00%*
Waymo LLC, Series A2, Private Placement	5/8/2020	819,946	819,946	0.02%
XPeng Inc., ADR	8/27/2020	391,020	534,394	0.01%
Total			$18,642,372	0.42%

*
Position represents less than 0.05%.

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

LLC
 —    Limited Liability Company

PLC
 —    Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	25.3%
Technology	22.2
Communications	18.5
Financial	11.7
Industrial	7.9
Consumer Cyclical	7.3
Basic Materials	2.6
Energy	1.7
Utilities	1.5
Short-Term Investments	1.1
Money Market Fund	0.2
100.0%

^ As a percentage of total investments.
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Large Cap Equity Fund (concluded)

At August 31, 2020, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index September Futures	46	9/20	$7,171,754	$8,047,700	$875,946
At August 31, 2020, Destinations Large Cap Equity Fund had deposited cash of  $558,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.
Currency Abbreviations used in this schedule:
CAD
 —  Canadian Dollar

CHF
 —  Swiss Franc

GBP
 —  British Pound

HKD
 —  Hong Kong Dollar

See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 95.4%
BASIC MATERIALS – 3.5%
Chemicals – 3.2%
26,083	Cabot Corp.	$965,332
78,800	Celanese Corp., Class A Shares	7,970,620
29,944	Ingevity Corp.*	1,681,954
21,282	Innospec Inc.	1,589,553
100,532	Olin Corp.	1,130,985
81,000	PPG Industries Inc.	9,752,400
15,784	Rogers Corp.*	1,788,485
18,352	Sensient Technologies Corp.	1,013,397
125,429	Valvoline Inc.	2,558,752
56,675	WR Grace & Co.	2,307,239
	Total Chemicals	30,758,717
Mining – 0.3%
53,246	Arconic Corp.*	1,184,724
196,286	Livent Corp.*	1,664,505
	Total Mining	2,849,229
	TOTAL BASIC MATERIALS	33,607,946
COMMUNICATIONS – 5.7%
Internet – 3.1%
25,963	Cardlytics Inc.*	1,969,294
307,988	CarParts.com Inc.*	4,327,231
308,510	ChannelAdvisor Corp.*	5,189,138
24,901	Cogent Communications Holdings Inc.	1,674,841
17,420	Fiverr International Ltd.*	2,101,723
721,222	Limelight Networks Inc.*	4,089,329
522,245	Magnite Inc.*	3,838,501
67,459	Open Lending Corp., Class A Shares*(a)	1,474,654
19,680	Overstock.com Inc.*	1,722,000
179,348	Upwork Inc.*	2,731,470
	Total Internet	29,118,181
Media – 0.3%
29,621	Nexstar Media Group Inc., Class A Shares	2,843,912
Telecommunications – 2.3%
125,000	Motorola Solutions Inc.	19,343,750
225,724	Viavi Solutions Inc.*	3,010,029
	Total Telecommunications	22,353,779
	TOTAL COMMUNICATIONS	54,315,872
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – 12.1%
Apparel – 0.7%
23,425	Carter’s Inc.	$1,865,099
66,811	Crocs Inc.*	2,666,427
22,181	Oxford Industries Inc.	1,098,625
37,061	Steven Madden Ltd.	784,211
	Total Apparel	6,414,362
Auto Manufacturers – 0.1%
49,394	GreenPower Motor Co., Inc.*(b)	975,532
Auto Parts & Equipment – 1.5%
268,800	BorgWarner Inc.	10,910,592
126,268	Shyft Group Inc.	2,521,572
49,731	XPEL Inc.*	1,238,302
	Total Auto Parts & Equipment	14,670,466
Entertainment – 0.5%
119,188	GAN Ltd.*(a)	2,449,313
85,079	Twin River Worldwide Holdings Inc.	2,035,940
	Total Entertainment	4,485,253
Home Builders – 1.5%
78,709	Century Communities Inc.*	2,808,337
41,145	Installed Building Products Inc.*	3,572,209
32,781	LGI Homes Inc.*	3,666,883
68,716	Skyline Champion Corp.*	1,961,155
34,245	Winnebago Industries Inc.	1,848,545
	Total Home Builders	13,857,129
Home Furnishings – 1.0%
115,500	Dolby Laboratories Inc., Class A Shares	8,067,675
105,473	Purple Innovation Inc., Class A Shares*	1,994,494
	Total Home Furnishings	10,062,169
Leisure Time – 2.6%
95,351	Callaway Golf Co.	1,989,022
119,367	Camping World Holdings Inc., Class A Shares	3,468,805
48,665	Fox Factory Holding Corp.*	4,905,919
65,300	Malibu Boats Inc., Class A Shares*	3,385,805
240,477	Nautilus Inc.*	2,849,652
75,354	OneWater Marine Inc., Class A Shares*	2,153,617
309,444	Vista Outdoor Inc.*	6,006,308
	Total Leisure Time	24,759,128
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – 4.2%
30,500	Advance Auto Parts Inc.	$4,767,455
85,102	American Eagle Outfitters Inc.	1,073,136
192,282	At Home Group Inc.*	3,674,509
46,528	BJ’s Wholesale Club Holdings Inc.*	2,066,308
88,787	BMC Stock Holdings Inc.*	3,544,377
111,097	El Pollo Loco Holdings Inc.*	1,985,303
24,226	Freshpet Inc.*	2,752,074
288,816	GrowGeneration Corp.*(a)	4,608,059
105,457	Lovesac Co.*(a)	2,791,447
52,556	MarineMax Inc.*	1,545,672
116,773	Sonic Automotive Inc., Class A Shares	4,934,827
193,745	Sportsman’s Warehouse Holdings Inc.*	3,040,828
17,989	Texas Roadhouse Inc., Class A Shares	1,133,127
367,631	Waitr Holdings Inc.*(a)	1,481,553
	Total Retail	39,398,675
	TOTAL CONSUMER CYCLICAL	114,622,714
CONSUMER NON-CYCLICAL – 22.6%
Agriculture – 1.2%
173,398	Darling Ingredients Inc.*	5,543,534
21,662	Sanderson Farms Inc.	2,533,588
96,141	Turning Point Brands Inc.	2,778,475
	Total Agriculture	10,855,597
Beverages – 0.4%
141,871	Celsius Holdings Inc.*(a)	2,755,135
35,983	MGP Ingredients Inc.	1,279,196
	Total Beverages	4,034,331
Biotechnology – 3.5%
57,696	Apellis Pharmaceuticals Inc.*	1,778,768
78,828	Applied Therapeutics Inc.*	1,899,755
56,352	Black Diamond Therapeutics Inc.*	1,621,247
90,132	Crinetics Pharmaceuticals Inc.*	1,444,816
142,141	Gamida Cell Ltd.*	619,735
94,035	Immunovant Inc.*(a)	3,193,429
13,993	Mirati Therapeutics Inc.*	2,090,134
76,330	NeoGenomics Inc.*	2,973,053
73,640	Relay Therapeutics Inc.*	2,959,592
97,485	SpringWorks Therapeutics Inc.*	4,329,309
30,687	Turning Point Therapeutics Inc.*	2,399,110
73,913	Twist Bioscience Corp.*	5,168,736
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
68,405	Xenon Pharmaceuticals Inc.*	$831,121
55,709	Y-mAbs Therapeutics Inc.*	2,397,158
	Total Biotechnology	33,705,963
Commercial Services – 2.0%
107,064	Aspen Group Inc.*(a)	1,368,278
44,000	Global Payments Inc.	7,771,280
52,590	Huron Consulting Group Inc.*	2,281,354
41,337	K12 Inc.*	1,538,150
59,095	Kelly Services Inc., Class A Shares	1,122,214
58,004	Korn Ferry	1,769,122
63,780	Repay Holdings Corp., Class A Shares*	1,613,634
174,892	Team Inc.*	1,114,062
133,062	Universal Technical Institute Inc.*	938,087
	Total Commercial Services	19,516,181
Cosmetics/Personal Care – 0.2%
81,779	elf Beauty Inc.*	1,597,144
Food – 2.7%
41,983	Cal-Maine Foods Inc.*	1,620,124
72,978	Hain Celestial Group Inc.*	2,392,949
27,000	Hershey Co.	4,013,280
203,328	Hostess Brands Inc., Class A Shares*	2,610,732
108,700	Kroger Co.	3,878,416
134,700	Sysco Corp.	8,100,858
80,543	TreeHouse Foods Inc.*	3,448,046
	Total Food	26,064,405
Healthcare-Products – 6.9%
299,250	Alphatec Holdings Inc.*	1,792,507
63,360	Axonics Modulation Technologies Inc.*(a)	2,677,594
80,415	Castle Biosciences Inc.*	3,677,378
16,800	Cooper Cos., Inc.	5,281,584
144,112	Envista Holdings Corp.*	3,457,247
138,849	GenMark Diagnostics Inc.*	1,800,872
20,799	Inari Medical Inc.*	1,662,672
48,523	Inspire Medical Systems Inc.*	5,796,072
51,879	Integra LifeSciences Holdings Corp.*	2,479,297
92,143	Natera Inc.*	5,870,431
34,739	NuVasive Inc.*	1,810,944
96,248	OrthoPediatrics Corp.*	4,850,899
88,109	Quanterix Corp.*	3,136,680
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
144,770	SeaSpine Holdings Corp.*	$1,926,889
44,727	Tandem Diabetes Care Inc.*	5,041,627
13,700	Teleflex Inc.	5,383,415
57,800	Zimmer Biomet Holdings Inc.	8,142,864
	Total Healthcare-Products	64,788,972
Healthcare-Services – 1.6%
15,511	Fulgent Genetics Inc.*	458,505
10,300	Humana Inc.	4,276,251
69,900	Quest Diagnostics Inc.	7,775,676
112,251	SI-BONE Inc.*	2,449,317
44,637	Vapotherm Inc.*	1,388,657
	Total Healthcare-Services	16,348,406
Household Products/Wares – 1.0%
68,000	Avery Dennison Corp.	7,846,520
28,525	Spectrum Brands Holdings Inc.	1,700,090
	Total Household Products/Wares	9,546,610
Pharmaceuticals – 3.0%
83,695	AdaptHealth Corp., Class A Shares*	1,776,845
49,201	Aeglea BioTherapeutics Inc.*	357,937
24,488	Axsome Therapeutics Inc.*	1,795,215
292,599	Cytokinetics Inc.*	7,010,672
27,457	Global Blood Therapeutics Inc.*	1,723,750
113,418	Merus NV*	1,368,955
51,580	MyoKardia Inc.*	5,644,915
120,060	Odonate Therapeutics Inc.*	1,938,969
77,143	Prestige Consumer Healthcare Inc.*	2,810,319
110,145	Revance Therapeutics Inc.*	3,219,538
76,889	scPharmaceuticals Inc.*	658,170
	Total Pharmaceuticals	28,305,285
	TOTAL CONSUMER NON-CYCLICAL	214,762,894
ENERGY – 2.0%
Energy-Alternate Sources – 1.0%
223,849	Plug Power Inc.*	2,905,560
167,261	Sunnova Energy International Inc.*	3,967,431
93,119	TPI Composites Inc.*	2,859,684
	Total Energy-Alternate Sources	9,732,675
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas – 0.8%
39,544	Murphy USA Inc.*	$5,332,904
122,342	Parsley Energy Inc., Class A Shares	1,315,176
67,819	PDC Energy Inc.*	1,026,780
	Total Oil & Gas	7,674,860
Oil & Gas Services – 0.2%
31,599	DMC Global Inc.	1,119,553
87,992	Select Energy Services Inc., Class A Shares*	419,722
	Total Oil & Gas Services	1,539,275
	TOTAL ENERGY	18,946,810
FINANCIAL – 16.9%
Banks – 3.7%
122,145	Bank of NT Butterfield & Son Ltd.	3,078,054
110,504	BankUnited Inc.	2,583,584
422,708	First Horizon National Corp.	4,036,861
382,788	FNB Corp.	2,870,910
125,331	Live Oak Bancshares Inc.	2,779,842
184,843	Pinnacle Financial Partners Inc.	7,384,478
68,131	Triumph Bancorp Inc.*	1,945,821
164,736	Umpqua Holdings Corp.	1,858,222
99,391	Univest Financial Corp.	1,599,201
49,159	Western Alliance Bancorp	1,735,313
148,900	Zions Bancorp N.A.	4,788,624
	Total Banks	34,660,910
Diversified Financial Services – 2.8%
264,600	Capital One Financial Corp.	18,265,338
20,573	Cohen & Steers Inc.	1,244,667
67,513	I3 Verticals Inc., Class A Shares*	1,882,938
230,700	Synchrony Financial	5,723,667
	Total Diversified Financial Services	27,116,610
Equity Real Estate Investment Trusts (REITs) – 4.1%
278,900	American Homes 4 Rent, Class A Shares	7,987,696
113,180	Blackstone Mortgage Trust Inc., Class A Shares	2,690,289
152,983	Columbia Property Trust Inc.	1,805,199
102,053	Corporate Office Properties Trust	2,514,586
89,268	Dynex Capital Inc.	1,414,005
58,300	Federal Realty Investment Trust	4,619,692
149,051	Lexington Realty Trust	1,694,710
464,100	Medical Properties Trust Inc.	8,622,978
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
22,700	SBA Communications Corp., Class A Shares	$6,947,789
	Total Equity Real Estate Investment Trusts (REITs)	38,296,944
Insurance – 5.6%
180,273	BRP Group Inc., Class A Shares*	4,959,310
38,563	Goosehead Insurance Inc., Class A Shares	3,962,734
27,805	Hanover Insurance Group Inc.	2,849,735
115,900	Hartford Financial Services Group Inc.	4,688,155
69,965	James River Group Holdings Ltd.	3,407,995
30,355	Kemper Corp.	2,357,369
12,748	Kinsale Capital Group Inc.	2,641,768
212,902	MGIC Investment Corp.	1,952,311
79,831	NMI Holdings Inc., Class A Shares*	1,369,102
51,389	Palomar Holdings Inc.*	5,773,554
96,700	Progressive Corp.	9,190,368
99,353	Trean Insurance Group Inc.*	1,554,874
38,500	Willis Towers Watson PLC	7,912,905
	Total Insurance	52,620,180
Investment Companies – 0.1%
177,051	Grid Dynamics Holdings Inc.*	1,313,718
Private Equity – 0.3%
255,752	Hercules Capital Inc.	2,869,537
Real Estate – 0.0%
63,448	Newmark Group Inc., Class A Shares	281,075
Savings & Loans – 0.3%
251,833	Sterling Bancorp	2,938,891
	TOTAL FINANCIAL	160,097,865
INDUSTRIAL – 18.2%
Aerospace/Defense – 1.2%
36,413	Hexcel Corp.	1,434,308
59,900	L3Harris Technologies Inc.	10,826,326
	Total Aerospace/Defense	12,260,634
Building Materials – 1.7%
261,300	Carrier Global Corp.	7,799,805
51,022	Forterra Inc.*	676,042
69,279	Griffon Corp.	1,505,433
46,033	Masonite International Corp.*	4,202,353
107,397	PGT Innovations Inc.*	1,947,107
	Total Building Materials	16,130,740
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Electrical Components & Equipment – 3.4%
75,900	AMETEK Inc.	$7,643,130
22,092	Belden Inc.	744,059
69,000	Emerson Electric Co.	4,793,430
235,000	Energizer Holdings Inc.	10,878,150
126,780	nLight Inc.*	2,961,581
60,778	Vicor Corp.*	5,289,509
	Total Electrical Components & Equipment	32,309,859
Electronics – 3.5%
112,100	Agilent Technologies Inc.	11,257,082
189,000	FLIR Systems Inc.	6,974,100
27,300	Garmin Ltd.	2,828,553
30,300	Hubbell Inc., Class B Shares	4,391,076
64,900	PerkinElmer Inc.	7,640,028
	Total Electronics	33,090,839
Engineering & Construction – 0.6%
17,627	EMCOR Group Inc.	1,322,201
51,600	Jacobs Engineering Group Inc.	4,657,932
	Total Engineering & Construction	5,980,133
Environmental Control – 1.6%
26,451	Casella Waste Systems Inc., Class A Shares*	1,485,225
41,889	Clean Harbors Inc.*	2,559,418
115,260	Harsco Corp.*	1,630,929
86,277	Montrose Environmental Group Inc.*	2,432,149
71,000	Republic Services Inc., Class A Shares	6,583,120
	Total Environmental Control	14,690,841
Hand/Machine Tools – 0.9%
25,635	Regal Beloit Corp.	2,534,276
38,500	Stanley Black & Decker Inc.	6,210,050
	Total Hand/Machine Tools	8,744,326
Machinery-Construction & Mining – 0.6%
174,184	Bloom Energy Corp., Class A Shares*	2,727,721
54,751	BWX Technologies Inc.	3,044,703
	Total Machinery-Construction & Mining	5,772,424
Machinery-Diversified – 2.6%
58,867	Altra Industrial Motion Corp.	2,298,756
30,634	Chart Industries Inc.*	2,013,266
50,322	CIRCOR International Inc.*	1,492,047
71,534	Ichor Holdings Ltd.*	1,799,795
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Machinery-Diversified – (continued)
26,200	IDEX Corp.	$4,722,026
27,600	Nordson Corp.	5,147,124
102,400	Otis Worldwide Corp.	6,440,960
24,606	SPX FLOW Inc.*	1,069,869
	Total Machinery-Diversified	24,983,843
Miscellaneous Manufacturers – 1.1%
73,702	Enerpac Tool Group Corp., Class A Shares	1,533,002
32,798	EnPro Industries Inc.	1,919,339
31,939	Hillenbrand Inc.	1,012,786
54,541	ITT Inc.	3,425,720
32,400	Standex International Corp.	1,874,016
	Total Miscellaneous Manufacturers	9,764,863
Packaging & Containers – 0.4%
120,521	O-I Glass Inc.	1,311,268
46,032	Silgan Holdings Inc.	1,751,978
	Total Packaging & Containers	3,063,246
Transportation – 0.6%
47,322	ArcBest Corp.	1,600,430
26,607	CryoPort Inc.*	1,476,156
47,690	Echo Global Logistics Inc.*	1,302,891
70,338	Marten Transport Ltd.	1,277,338
	Total Transportation	5,656,815
	TOTAL INDUSTRIAL	172,448,563
TECHNOLOGY – 11.6%
Computers – 1.5%
14,697	CACI International Inc., Class A Shares*	3,441,891
67,863	Endava PLC, ADR*	3,697,855
47,861	ExlService Holdings Inc.*	3,048,267
93,123	Virtusa Corp.*	3,682,083
	Total Computers	13,870,096
Semiconductors – 6.1%
66,871	FormFactor Inc.*	1,747,339
29,473	Inphi Corp.*	3,359,333
42,000	KLA Corp.	8,615,880
81,348	MACOM Technology Solutions Holdings Inc.*	2,898,429
173,000	Marvell Technology Group Ltd.	6,708,940
50,600	NXP Semiconductors NV	6,363,456
18,965	Semtech Corp.*	1,112,297
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
119,617	SiTime Corp.*	$7,880,368
202,911	Ultra Clean Holdings Inc.*	4,975,378
144,100	Xilinx Inc.	15,009,456
	Total Semiconductors	58,670,876
Software – 4.0%
39,936	Bandwidth Inc., Class A Shares*	6,289,121
57,600	Citrix Systems Inc.	8,363,520
145,644	Digital Turbine Inc.*	3,523,128
66,662	Domo Inc., Class B Shares*	2,714,477
13,482	Everbridge Inc.*	2,003,560
18,252	Five9 Inc.*	2,326,035
47,067	IBEX Ltd.*	752,601
48,318	ManTech International Corp., Class A Shares	3,616,602
49,344	Model N Inc.*	1,940,206
61,920	Phreesia Inc.*	1,952,957
25,130	Schrodinger Inc.*	1,519,360
95,998	SVMK Inc.*	2,389,390
	Total Software	37,390,957
	TOTAL TECHNOLOGY	109,931,929
UTILITIES – 2.8%
Electric – 2.6%
57,400	Ameren Corp.	4,540,914
51,842	Ameresco Inc., Class A Shares*	1,769,886
32,216	Black Hills Corp.	1,806,673
77,900	CMS Energy Corp.	4,712,171
30,686	Hawaiian Electric Industries Inc.	1,062,043
33,608	IDACORP Inc.	3,021,359
113,547	Portland General Electric Co.	4,331,818
29,500	Sempra Energy	3,647,675
	Total Electric	24,892,539
Gas – 0.2%
36,605	Spire Inc.	2,130,777
	TOTAL UTILITIES	27,023,316
	TOTAL COMMON STOCKS (Cost – $739,513,118)	905,757,909
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUNDS (ETFs) – 3.0%
74,668	iShares Core S&P Mid-Cap	$14,378,817
194,033	iShares Core S&P Small-Cap	14,352,621
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $29,413,546)	28,731,438
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $768,926,664)	934,489,347
Face Amount
SHORT-TERM INVESTMENTS – 1.5%
TIME DEPOSITS – 1.5%
$7,631,987	ANZ National Bank – London, 0.010% due 9/1/20	7,631,987
2,367,215	Citibank – New York, 0.010% due 9/1/20	2,367,215
3,812,659	JPMorgan Chase & Co. – New York, 0.010% due 9/1/20	3,812,659
	TOTAL TIME DEPOSITS (Cost – $13,811,861)	13,811,861
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 1.6%
MONEY MARKET FUND – 1.6%
15,585,626	Federated Government Obligations Fund, Premier Class, 0.054%(c) (Cost – $15,585,626)	15,585,626
	TOTAL INVESTMENTS – 101.5% (Cost – $798,324,151)	963,886,834
	Liabilities in Excess of Other Assets – (1.5)%	(14,169,895)
	TOTAL NET ASSETS – 100.0%	$949,716,939

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2020, amounts to approximately $975,532 and represents 0.10% of net assets.

(c)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR
 —     American Depositary Receipts

PLC
 —     Public Limited Company

See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Small-Mid Cap Equity Fund (concluded)

Summary of Investments by Security Sector^
Consumer Non-cyclical	22.3%
Industrial	17.9
Financial	16.6
Consumer Cyclical	11.9
Technology	11.4
Communications	5.6
Basic Materials	3.5
Utilities	2.8
Energy	2.0
Exchange Traded Funds (ETFs)	3.0
Short-Term Investments	1.4
Money Market Fund	1.6
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 94.1%
Australia – 1.0%
177,488	Appen Ltd.	$4,501,615
774,413	Elmo Software Ltd.*(a)	3,270,938
969,811	Nanosonics Ltd.*(a)	4,314,676
305,250	Pro Medicus Ltd.	5,810,744
1,228,595	South32 Ltd.	1,869,283
228,953	Treasury Wine Estates Ltd.	1,544,582
	Total Australia	21,311,838
Austria – 0.2%
169,957	Erste Group Bank AG*	4,129,648
Belgium – 0.1%
16,379	Galapagos NV*	2,224,688
Bermuda – 0.4%
194,018	Golar LNG Ltd.*	2,008,086
494,716	Hiscox Ltd.*	5,267,551
	Total Bermuda	7,275,637
Brazil – 1.9%
96,026	Afya Ltd., Class A Shares*	2,455,385
317,908	B3 SA – Brasil Bolsa Balcao	3,411,316
443,596	Localiza Rent a Car SA	3,904,344
368,794	Notre Dame Intermedica Participacoes SA	4,987,068
146,110	Pagseguro Digital Ltd., Class A Shares*	6,157,076
771,851	Rumo SA*	3,183,355
140,005	StoneCo Ltd., Class A Shares*	7,140,255
111,710	Suzano SA*	1,023,385
132,154	XP Inc., Class A Shares*	6,527,086
	Total Brazil	38,789,270
Canada – 1.5%
43,725	Agnico Eagle Mines Ltd.	3,605,418
30,065	Descartes Systems Group Inc.*	1,834,744
82,032	Equitable Group Inc.(a)	4,861,412
58,274	Franco-Nevada Corp.	8,765,228
3,423	Lightspeed POS Inc.*	118,894
104,955	Magna International Inc.	5,101,863
732,769	Seven Generations Energy Ltd., Class A Shares*	2,314,836
42,800	TMX Group Ltd.	4,499,874
	Total Canada	31,102,269
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
China – 11.4%
65,903	58.com Inc., ADR*	$3,648,390
3,178,000	AK Medical Holdings Ltd.(a)	8,087,798
156,696	Alibaba Group Holding Ltd., ADR*	44,976,453
36,448	Baidu Inc., ADR*	4,540,327
426,421	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A Shares(b)	3,714,215
651,200	BTG Hotels Group Co., Ltd., Class A Shares(b)	1,828,312
1,369,463	China Conch Venture Holdings Ltd.	5,922,475
291,939	China Literature Ltd.*(a)(c)	1,798,487
1,712,311	China Mengniu Dairy Co., Ltd.*	8,380,269
200,691	China Tourism Group Duty Free Corp., Ltd, Class A Shares(b)	6,083,448
73,428	GDS Holdings Ltd., ADR*(a)	5,943,262
454,025	Glodon Co., Ltd., Class A Shares(b)	4,610,881
626,000	Gree Electric Appliances Inc. of Zhuhai, Class A Shares(b)	4,968,733
927,853	Hangzhou Hikvision Digital Technology Co., Ltd., Class A Shares(b)	5,059,094
180,585	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares(b)	2,948,454
486,231	Han’s Laser Technology Industry Group Co., Ltd., Class A Shares(b)	2,631,161
916,877	Hua Hong Semiconductor Ltd.*(a)(c)	3,293,775
1,326	KE Holdings Inc., ADR*	68,011
1,649,407	Kingdee International Software Group Co., Ltd.*	4,208,802
936,553	Kingsoft Corp., Ltd	5,004,452
19,865	Kweichow Moutai Co., Ltd., Class A Shares(b)	5,172,077
168,744	LexinFintech Holdings Ltd., ADR*	1,317,891
113,769	Li Auto Inc., ADR*	1,854,435
169,106	Meituan Dianping, Class B Shares*	5,558,144
545,662	Midea Group Co., Ltd., Class A Shares(b)	5,610,754
25,419	New Oriental Education & Technology Group Inc., ADR*	3,727,188
6,412	Nongfu Spring Co., Ltd.*(d)	17,788
462,453	Ping An Insurance Group Co. of China Ltd., Class H Shares(e)	4,900,200
413,977	SF Holding Co., Ltd., Class A Shares(b)	5,132,804
261,480	Shanghai Henlius Biotech Inc., Class H Shares*(a)(c)(e)	1,853,621
458,600	Shanghai Kindly Medical Instruments Co., Ltd., Class H Shares(e)	3,601,615
83,138	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares(b)	4,149,675
293,035	Shenzhou International Group Holdings Ltd.	4,699,392
3,878,019	Sino Biopharmaceutical Ltd.	4,445,089
328,489	Tencent Holdings Ltd.	22,385,850
16,395	Tencent Holdings Ltd., ADR	1,120,434
152,454	Tencent Music Entertainment Group, ADR*	2,382,856
606,060	Venustech Group Inc., Class A Shares(b)	3,367,707
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
China – (continued)
896,725	WH Group Ltd.(c)	$771,995
2,077,741	Xiaomi Corp., Class B Shares*(c)	6,297,051
336,000	Yihai International Holding Ltd.*	5,295,952
34,094	Yum China Holdings Inc.	1,967,565
271,681	Yunnan Baiyao Group Co., Ltd., Class A Shares(b)	4,584,934
98,955	Zai Lab Ltd., ADR*	7,854,058
52,736	ZTO Express Cayman Inc., ADR	1,768,238
	Total China	237,554,112
Denmark – 0.6%
29,231	Jyske Bank AS, Class Registered Shares*	870,026
121,510	Novozymes AS, Class B Shares	7,174,119
33,694	Royal Unibrew AS	3,525,019
38,759	Sydbank AS*	651,082
	Total Denmark	12,220,246
Egypt – 0.5%
18,181,040	Cleopatra Hospital*	5,808,310
3,056,344	Fawry for Banking & Payment Technology Services SAE*	4,791,364
	Total Egypt	10,599,674
Finland – 0.0%
89,004	Wartsila OYJ Abp	760,278
France – 6.3%
20,190	Air Liquide SA	3,353,929
61,415	Aubay	2,447,431
16,917	Cie Generale des Etablissements Michelin SCA	1,908,775
119,521	Danone SA	7,865,810
6,034	Dassault Aviation SA*	5,487,202
31,313	Dassault Systemes SE	5,895,365
68,304	Esker SA	12,475,582
77,443	EssilorLuxottica SA*	10,374,374
135,383	Legrand SA	11,287,471
42,435	L’Oreal SA	14,038,399
8,574	LVMH Moet Hennessy Louis Vuitton SE	4,025,374
44,821	MGI Digital Graphic Technology*(a)	2,354,451
81,935	Pernod Ricard SA	14,044,445
69,460	Sanofi	7,034,473
139,003	Schneider Electric SE	17,238,348
160,939	Thales SA	12,572,306
	Total France	132,403,735
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Germany – 5.8%
57,233	Atoss Software AG(a)	$8,746,240
129,746	Bayer AG, Class Registered Shares	8,573,281
169,728	Deutsche Wohnen SE	9,034,162
183,993	Elmos Semiconductor SE	4,773,317
135,068	Evotec SE*(a)	3,604,211
115,935	GEA Group AG	4,228,612
139,173	Henkel AG & Co. KGaA	14,181,760
20,039	Hypoport SE*	11,998,256
28,721	Infineon Technologies AG	793,687
48,105	Knorr-Bremse AG	6,113,230
19,648	LEG Immobilien AG	2,892,197
44,810	Mensch und Maschine Software SE	2,715,898
15,805	MorphoSys AG*	1,988,187
79,486	Nexus AG	4,031,595
86,459	SAP SE	14,212,026
2,209	Sartorius AG	935,534
60,165	Symrise AG, Class A Shares	8,289,485
99,984	TAG Immobilien AG*	2,983,642
55,640	TeamViewer AG*(c)	3,016,056
83,005	Vonovia SE	5,943,312
19,712	Zalando SE*(c)	1,722,432
	Total Germany	120,777,120
Greece – 0.2%
475,568	Sarantis SA	4,954,388
Hong Kong – 1.5%
1,036,000	AIA Group Ltd.	10,540,471
246,000	CK Hutchison Holdings Ltd.	1,596,556
414,355	Galaxy Entertainment Group Ltd.	3,235,575
58,644	Hong Kong Exchanges & Clearing Ltd.	2,948,090
161,619	New Frontier Health Corp.*(a)	1,260,628
552,711	Techtronic Industries Co., Ltd.	6,984,725
1,520,000	Vitasoy International Holdings Ltd.(a)	5,402,691
	Total Hong Kong	31,968,736
Hungary – 0.0%
8,246	Wizz Air Holdings PLC*(c)	432,326
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
India – 7.2%
320,670	Aavas Financiers Ltd.*	$6,068,350
520,991	Amara Raja Batteries Ltd.	5,179,908
114,501	Asian Paints Ltd.	2,959,187
629,889	Axis Bank Ltd.*	4,217,925
102,312	Bajaj Finance Ltd.	4,830,164
707,156	Berger Paints India Ltd.	5,188,823
443,471	Bharti Airtel Ltd.	3,100,685
68,257	Britannia Industries Ltd.	3,464,246
2,801,059	City Union Bank Ltd.	5,152,550
124,400	Divi’s Laboratories Ltd.	5,275,221
208,784	Dr Lal PathLabs Ltd.	5,012,044
69,678	Dr Reddy’s Laboratories Ltd.	4,034,828
26,955	Dr Reddy’s Laboratories Ltd., ADR	1,567,972
1,353,973	Edelweiss Financial Services Ltd.*	1,477,937
481,278	Gulf Oil Lubricants India Ltd.	4,339,433
244,310	HDFC Bank Ltd.*	3,691,156
239,544	Hemisphere Properties India Ltd.*(b)(c)(d)	527,578
101,267	Hindustan Unilever Ltd.	2,912,324
462,731	Housing Development Finance Corp., Ltd	11,484,253
154,371	ICICI Lombard General Insurance Co., Ltd.	2,633,523
2,463,598	JM Financial Ltd.	2,725,084
243,133	Kotak Mahindra Bank Ltd.*	4,623,018
33,848	Maruti Suzuki India Ltd.	3,143,584
622,894	Max Financial Services Ltd.*	4,984,056
484,609	Metropolis Healthcare Ltd.	12,499,382
191,687	Muthoot Finance Ltd.	2,988,071
690,565	Nippon Life India Asset Management Ltd.(c)	2,541,184
4,020,770	NTPC Ltd.	5,310,018
407,091	Reliance Industries Ltd.	11,167,867
320,155	SBI Life Insurance Co., Ltd.*(c)	3,618,989
231,692	Spandana Sphoorty Financial Ltd.*	1,940,395
207,571	Supreme Industries Ltd.	3,814,700
306,121	Tata Communications Ltd.	3,597,987
496,441	Tata Consumer Products Ltd.	3,615,379
112,808	Titan Co., Ltd.	1,685,687
	Total India	151,373,508
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Indonesia – 1.0%
32,614,500	Ace Hardware Indonesia Tbk PT	$3,459,483
25,404,900	Bank BTPN Syariah Tbk PT	6,780,712
2,997,000	Bank Central Asia Tbk PT	6,452,504
55,865,700	Sarana Menara Nusantara Tbk PT@	3,968,162
595,845	Telekomunikasi Indonesia Persero Tbk PT	116,770
	Total Indonesia	20,777,631
Ireland – 0.8%
193,016	Experian PLC	7,198,594
36,727	Kerry Group PLC, Class A Shares	4,827,978
46,100	Ryanair Holdings PLC, ADR*	3,729,490
	Total Ireland	15,756,062
Israel – 0.4%
57,722	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,471,941
18,526	Wix.com Ltd.*	5,458,315
	Total Israel	8,930,256
Italy – 0.7%
415,374	Banca Mediolanum SpA	3,078,313
143,209	Carel Industries SpA(b)	3,503,677
18,038	DiaSorin SpA	3,260,865
177,235	Gruppo MutuiOnline SpA(b)	4,907,639
	Total Italy	14,750,494
Japan – 16.4%
109,326	Atrae Inc.*	3,501,735
669,422	Avant Corp.	6,552,969
207,068	BASE Inc.*(a)	17,778,557
234,700	Chiba Bank Ltd.	1,214,758
30,600	Daiichi Sankyo Co., Ltd.	2,730,285
15,600	Disco Corp.	3,624,317
310,200	eGuarantee Inc.	6,586,591
163,912	en-japan Inc.	4,728,833
68,400	Ezaki Glico Co., Ltd.	2,903,200
106,200	Freee KK*	5,853,305
197,600	Fujitsu General Ltd.	5,156,585
230,200	Hachijuni Bank Ltd.	888,513
40,500	Hennge KK*(a)	1,942,573
59,310	Hirose Electric Co., Ltd.	6,709,993
28,800	Hoshizaki Corp.	2,199,416
780,130	Infomart Corp.	5,364,628
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
95,600	IR Japan Holdings Ltd.	$11,670,321
148,500	Ito En Ltd.	8,971,129
231,300	Japan Elevator Service Holdings Co., Ltd.	7,994,822
222,668	Japan Material Co., Ltd.	2,957,852
213,400	Kansai Paint Co., Ltd.	5,081,653
195,700	Kao Corp.	14,889,606
7,938	Keyence Corp.	3,267,358
89,400	Kobayashi Pharmaceutical Co., Ltd.	7,956,733
8,200	Kose Corp.	959,655
38,800	Kusuri no Aoki Holdings Co., Ltd.	3,311,158
76,800	M&A Capital Partners Co., Ltd.*	2,812,025
387,700	Mebuki Financial Group Inc.	938,146
129,500	Medley Inc.*(a)	5,544,831
221,000	Miroku Jyoho Service Co., Ltd.	4,510,647
196,900	Mitsubishi Electric Corp.	2,703,207
94,500	Murata Manufacturing Co., Ltd.	5,589,483
163,200	Nihon Kohden Corp.	5,596,924
401,200	Nippon Telegraph & Telephone Corp.	9,131,041
23,100	Nissin Foods Holdings Co., Ltd.	2,312,031
207,300	Nomura Research Institute Ltd.	5,517,351
345,200	North Pacific Bank Ltd.	724,943
37,600	Obic Co., Ltd.	6,663,348
86,900	Omron Corp.	6,357,533
67,000	ORIX Corp.	827,118
178,900	Otsuka Holdings Co., Ltd.	7,851,170
227,100	Outsourcing Inc.	1,873,495
129,500	Pan Pacific International Holdings Corp.	3,046,672
237,400	Persol Holdings Co., Ltd.	3,690,917
1,023,706	Prestige International Inc.	8,613,814
428,396	Rakus Co., Ltd.	11,409,754
157,700	Rohto Pharmaceutical Co., Ltd.	5,009,553
402,900	Santen Pharmaceutical Co., Ltd.	7,682,049
92,900	Secom Co., Ltd.	8,776,421
130,000	Seven & i Holdings Co., Ltd.	4,205,566
236,800	Shimadzu Corp.	7,060,270
12,400	SMC Corp.	6,770,984
137,838	SMS Co., Ltd.	3,797,817
50,200	Sohgo Security Services Co., Ltd.	2,344,999
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
132,800	Stanley Electric Co., Ltd.	$3,801,239
55,400	Suzuki Motor Corp.	2,264,050
505,700	Systena Corp.	8,141,705
275,240	Takeda Pharmaceutical Co., Ltd.	10,236,826
182,400	Terumo Corp.	7,401,101
158,800	Toyo Suisan Kaisha Ltd.	9,015,731
148,290	YAKUODO Holdings Co., Ltd.	3,526,997
136,000	Yokogawa Electric Corp.	2,216,159
1,380,300	Z Holdings Corp.	9,158,640
	Total Japan	341,921,102
Malaysia – 0.1%
468,000	Carlsberg Brewery Malaysia Bhd	2,451,465
Mexico – 1.0%
34,113	Fomento Economico Mexicano SAB de CV, ADR	1,989,811
278,770	Gruma SAB de CV, Class B Shares	3,293,738
1,271,781	Grupo Mexico SAB de CV, Class B Shares	3,394,749
2,284,208	Qualitas Controladora SAB de CV	8,999,645
1,215,667	Wal-Mart de Mexico SAB de CV	2,911,577
	Total Mexico	20,589,520
Netherlands – 2.7%
1,182	Adyen NV*(c)	1,992,801
57,912	Akzo Nobel NV	5,730,978
21,194	ASML Holding NV	7,947,458
32,931	Core Laboratories NV	689,246
28,757	Euronext NV(c)	3,495,705
78,995	Heineken NV	7,318,651
192,727	Koninklijke Philips NV	9,113,951
75,029	NXP Semiconductors NV	9,435,647
103,711	Prosus NV*	10,374,527
	Total Netherlands	56,098,964
Norway – 0.5%
110,918	Medistim ASA*	3,100,848
785,438	Pexip Holding ASA*	7,416,779
	Total Norway	10,517,627
Peru – 0.2%
23,914	Credicorp Ltd.	3,120,299
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Philippines – 0.6%
3,717,382	Ayala Land Inc.	$2,198,254
1,003,924	BDO Unibank Inc.	1,778,188
2,885,928	Philippine Seven Corp.(b)	7,202,278
101,335	SM Investments Corp.	1,775,199
	Total Philippines	12,953,919
Poland – 0.1%
416,383	Powszechny Zaklad Ubezpieczen SA*	3,066,919
Portugal – 0.6%
654,820	Galp Energia SGPS SA	7,007,177
379,530	Jeronimo Martins SGPS SA	6,228,117
	Total Portugal	13,235,294
Russia – 0.9%
121,811	HeadHunter Group PLC, ADR	2,484,944
28,731	Novatek PJSC, GDR	4,255,061
685,216	Sberbank of Russia PJSC, ADR*	8,354,302
67,483	Yandex NV, Class A Shares*	4,604,365
	Total Russia	19,698,672
Singapore – 0.2%
3,536,400	Sheng Siong Group Ltd.	4,557,403
South Africa – 0.9%
117,342	Bid Corp., Ltd	1,936,285
175,365	Bidvest Group Ltd.	1,408,059
26,458	Capitec Bank Holdings Ltd.	1,301,730
75,046	Naspers Ltd., Class N Shares	13,660,820
	Total South Africa	18,306,894
South Korea – 3.3%
45,174	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	3,266,476
101,285	LEENO Industrial Inc.	10,787,090
3,030	LG Household & Health Care Ltd.	3,770,302
53,240	NAVER Corp.	14,386,553
389,362	NICE Information Service Co., Ltd.	5,883,682
670,198	Samsung Electronics Co., Ltd.	30,481,544
	Total South Korea	68,575,647
Spain – 0.6%
206,423	Amadeus IT Group SA	11,651,842
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Sweden – 2.2%
77,437	Assa Abloy AB, Class B Shares	$1,791,659
312,595	Biotage AB	6,088,176
125,939	Cellavision AB	4,605,958
151,191	Epiroc AB, Class A Shares	2,252,947
143,124	Essity AB, Class B Shares*	4,926,829
477,248	Fortnox AB	16,602,887
177,937	Svenska Handelsbanken AB, Class A Shares*	1,788,974
306,632	Swedbank AB, Class A Shares*	5,201,839
142,277	Xvivo Perfusion AB*	3,323,005
	Total Sweden	46,582,274
Switzerland – 5.6%
47,444	Alcon Inc.*	2,694,145
71	Chocoladefabriken Lindt & Spruengli AG	604,716
48,667	Cie Financiere Richemont SA, Class Registered Shares	3,222,791
6,002	Geberit AG, Class Registered Shares	3,455,465
5,346	Givaudan SA, Class Registered Shares	22,433,533
177,385	Julius Baer Group Ltd.	8,492,532
16,814	Lonza Group AG, Class Registered Shares	10,418,914
317,709	Nestle SA, Class Registered Shares	38,178,671
16,525	Roche Holding AG	5,775,442
12,940	Schindler Holding AG	3,450,445
3,365	SGS SA, Class Registered Shares	8,700,046
17,822	Sika AG, Class Registered Shares	4,268,934
20,893	Temenos AG, Class Registered Shares	3,368,323
220,031	UBS Group AG, Class Registered Shares	2,678,559
	Total Switzerland	117,742,516
Taiwan – 3.9%
1,183,000	Bioteque Corp.	5,633,977
532,000	Chief Telecom Inc.	7,061,123
790,000	Delta Electronics Inc.	5,068,750
36,381	Ginko International Co., Ltd.	156,647
299,820	Poya International Co., Ltd.	5,858,043
1,125,000	Taiwan Semiconductor Manufacturing Co., Ltd.	16,348,132
422,904	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	33,515,142
248,550	Voltronic Power Technology Corp.	8,739,487
	Total Taiwan	82,381,301
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Thailand – 0.6%
2,697,986	CP ALL PCL, Class F Shares(b)@	$5,515,844
1,845,600	TQM Corp. PCL, Class F Shares(b)	7,486,980
	Total Thailand	13,002,824
United Arab Emirates – 0.4%
439,095	First Abu Dhabi Bank PJSC	1,363,539
1,209,149	Network International Holdings PLC(c)	6,051,539
	Total United Arab Emirates	7,415,078
United Kingdom – 8.2%
181,850	4imprint Group PLC*	5,310,099
480,806	Amcor PLC	5,319,918
243,777	Avon Rubber PLC	12,448,192
202,576	boohoo Group PLC*	783,457
189,657	Burberry Group PLC	3,685,980
227,378	Compass Group PLC	3,709,680
149,793	Craneware PLC(a)	3,462,585
26,430	Croda International PLC	2,080,640
310,536	Diageo PLC	10,387,409
79,279	Farfetch Ltd., Class A Shares*	2,195,236
215,097	FDM Group Holdings PLC	3,001,823
438,499	Future PLC	8,781,833
623,291	GB Group PLC*	6,082,245
186,155	Halma PLC	5,519,331
220,151	HomeServe PLC	3,822,786
377,713	IMI PLC	5,321,733
83,151	Intertek Group PLC	6,531,297
4,065,342	Johnson Service Group PLC	5,793,013
32,205	Linde PLC	8,080,001
67,714	London Stock Exchange Group PLC	7,965,469
309,651	Patisserie Holdings PLC*(b)(d)	4,139
142,539	Reckitt Benckiser Group PLC	14,345,725
99,537	Smith & Nephew PLC	2,024,448
104,459	Spectris PLC	3,541,158
66,838	Spirax-Sarco Engineering PLC	9,153,467
1,394,726	Strix Group PLC	4,146,207
669,557	Trainline PLC*	3,543,532
209,906	Unilever NV	12,174,822
847,722	YouGov PLC(b)	11,320,276
	Total United Kingdom	170,536,501
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – 3.6%
2,052	Alphabet Inc., Class A Shares*	$3,343,796
53,719	Analog Devices Inc.	6,278,677
31,918	ANSYS Inc.*	10,820,521
1,490	Booking Holdings Inc.*	2,846,570
179,118	Cadence Design Systems Inc.*	19,865,977
102,057	Colgate-Palmolive Co.	8,089,038
18,738	Nordson Corp.	3,494,450
141,102	Philip Morris International Inc.	11,258,529
15,954	Royalty Pharma PLC, Class A Shares*	660,176
18,141	Texas Instruments Inc.	2,578,743
18,000	Visa Inc., Class A Shares	3,815,820
32,259	Waste Connections Inc.	3,226,868
	Total United States	76,279,165
	TOTAL COMMON STOCKS (Cost – $1,420,029,281)	1,968,777,142
EXCHANGE TRADED FUNDS (ETFs) – 2.9%
United States – 2.9%
465,853	iShares Core MSCI EAFE	28,617,350
589,637	iShares Core MSCI Emerging Markets	31,427,652
	Total United States	60,045,002
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $56,670,670)	60,045,002
PREFERRED STOCK – 0.0%
United Kingdom – 0.0%
1,899	Roofoods Ltd. Series G*(b)(d)@ (Cost – $793,594)	793,594
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,477,493,545)	2,029,615,738
Face Amount†
SHORT-TERM INVESTMENTS – 3.0%
TIME DEPOSITS – 3.0%
$20,012,084	Banco Bilbao Vizcaya Argentaria SA – Madrid, 0.010% due 9/1/20	$20,012,084
20,083,470	Barclays Bank PLC – London, 0.010% due 9/1/20	20,083,470
	BNP Paribas SA – Paris:
146,267CHF	(1.430)% due 9/1/20	161,817
678,961EUR	(0.690)% due 9/1/20	810,272
	Brown Brothers Harriman – Grand Cayman:
460DKK	(0.650)% due 9/1/20	74
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations International Equity Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – (continued)
TIME DEPOSITS – (continued)
1,620SEK	(0.250)% due 9/1/20	$187
20NOK	(0.150)% due 9/1/20	2
125,180AUD	0.010% due 9/1/20	92,345
4NZD	0.010% due 9/1/20	3
124,546SGD	0.010% due 9/1/20	91,541
148GBP	0.010% due 9/1/20	198
14,914CAD	0.030% due 9/1/20	11,436
81,959HKD	0.150% due 9/1/20	10,575
18,995ZAR	4.500% due 9/1/20	1,121
113,120GBP	Citibank – London, 0.010% due 9/1/20	151,213
2,480,258HKD	Hong Kong & Shanghai Bank – Hong Kong, 0.150% due 9/1/20	320,027
11,447,380	JPMorgan Chase & Co. – New York, 0.010% due 9/1/20	11,447,380
	Sumitomo Mitsui Banking Corp. – Tokyo:
88,590,640JPY	(0.230)% due 9/1/20	836,353
8,532,256	0.010% due 9/1/20	8,532,256
	TOTAL TIME DEPOSITS (Cost – $62,562,354)	62,562,354
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 1.9%
MONEY MARKET FUND – 1.9%
39,244,796	Federated Government Obligations Fund, Premier Class, 0.054%(f) (Cost – $39,244,796)	39,244,796
	TOTAL INVESTMENTS – 101.9% (Cost – $1,579,300,695)	2,131,422,888
	Liabilities in Excess of Other Assets – (1.9)%	(39,839,670)
	TOTAL NET ASSETS – 100.0%	$2,091,583,218

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2020, amounts to approximately $101,124,254 and represents 4.83% of net assets.

(c)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2020, amounts to approximately $37,413,539 and represents 1.79% of net assets.

(d)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(e)
Security trades on the Hong Kong exchange.

(f)
Represents investment of collateral received from securities lending transactions.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations International Equity Fund (continued)

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
CP ALL PCL, Class F Shares	3/23/2020	$30,091	$5,515,844	0.26%
Roofoods Ltd. Series G	5/16/19	793,594	793,594	0.04%
Sarana Menara Nusantara Tbk PT	4/3/17	1,400	3,968,162	0.19%
Total			$10,277,600	0.49%
Abbreviations used in this schedule:
ADR — American Depositary Receipts
GDR — Global Depositary Receipts
PCL — Public Company Limited
PLC — Public Limited Company
Summary of Investments by Security Sector^

Consumer Non-cyclical	30.6%
Technology	15.7
Industrial	12.2
Financial	11.7
Communications	11.0
Consumer Cyclical	5.6
Basic Materials	4.2
Energy	1.2
Utilities	0.2
Diversified	0.1
Exchange Traded Funds (ETFs)	2.8
Short-Term Investments	2.9
Money Market Fund	1.8
100.0%

^
As a percentage of total investments.

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
64	$177,216	Farfetch Ltd.	BBH	10/16/20	$25.00	$26,880
118	$326,742	Farfetch Ltd.	JPM	10/16/20	$26.00	38,940
97	$1,219,872	NXP Semiconductors NV	JPM	9/18/20	$120.00	74,933
47	$591,072	NXP Semiconductors NV	JPM	9/18/20	$130.00	10,152
11	$138,336	NXP Semiconductors NV	BBH	1/15/21	$140.00	7,150
11	$138,336	NXP Semiconductors NV	BBH	1/15/21	$145.00	5,203
50	$628,800	NXP Semiconductors NV	JPM	1/15/21	$150.00	19,000
18	CHF 262,440	Temenos AG	GSC	9/18/20	CHF 160.00	398
		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received – $179,936)				$182,656

See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations International Equity Fund (concluded)

At August 31, 2020, Destinations International Equity Fund had open forward foreign currency contracts as described below.
The unrealized (depreciation) on the open contracts reflected in the accompanying financial statements was as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Hong Kong Dollar	139,247	BBH	$17,966	9/8/20	$—	$(1)	$(1)
Contracts to Sell:
Japanese Yen	289,675,000	JPM	2,735,152	9/15/20	$—	$(4,162)	$(4,162)
Japanese Yen	1,563,100,000	HSBC	14,797,510	2/19/21	—	(2,277)	(2,277)
Japanese Yen	795,000,000	MSC	7,526,083	2/19/21	—	(1,949)	(1,949)
					$—	$(8,388)	$(8,388)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$—	$(8,389)	$(8,389)

Currency Abbreviations used in this schedule:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
ZAR — South African Rand
Counterparty Abbreviations used in this schedule:
BBH — Brown Brothers Harriman & Co.
GSC — Goldman Sachs & Co.
HSBC — HSBC Bank USA
JPM — JPMorgan Chase & Co.
MSC — Morgan Stanley

See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS – 86.2%
BASIC MATERIALS – 1.0%
Chemicals – 1.0%
32,833	DuPont de Nemours Inc.	$1,830,768
52,187	Nutrien Ltd.	1,933,104
	Total Chemicals	3,763,872
	TOTAL BASIC MATERIALS	3,763,872
COMMUNICATIONS – 14.7%
Media – 0.9%
74,552	Comcast Corp., Class A Shares	3,340,675
Telecommunications – 13.8%
384,047	AT&T Inc.	11,448,441
189,200	BCE Inc.	8,132,612
211,759	Cisco Systems Inc.	8,940,465
83,685	Nippon Telegraph & Telephone Corp.	1,905,182
112,887	SK Telecom Co., Ltd., ADR	2,593,014
146,867	Telefonica Brasil SA	1,282,208
200,926	Verizon Communications Inc.	11,908,884
4,498,593	Vodafone Group PLC	6,701,438
	Total Telecommunications	52,912,244
	TOTAL COMMUNICATIONS	56,252,919
CONSUMER CYCLICAL – 2.3%
Distribution/Wholesale – 0.7%
155,100	Mitsui & Co., Ltd.	2,802,562
Home Builders – 0.2%
519,800	Taylor Wimpey PLC	851,182
Retail – 0.6%
6,275	Genuine Parts Co.	592,611
10,307	Lowe’s Cos., Inc.	1,697,460
	Total Retail	2,290,071
Toys/Games/Hobbies – 0.8%
5,461	Nintendo Co., Ltd.	2,925,250
	TOTAL CONSUMER CYCLICAL	8,869,065
CONSUMER NON-CYCLICAL – 27.3%
Agriculture – 5.4%
221,250	British American Tobacco PLC	7,490,019
164,591	Philip Morris International Inc.	13,132,716
	Total Agriculture	20,622,735
Beverages – 2.7%
101,911	Coca-Cola Co.	5,047,652
38,585	PepsiCo Inc.	5,404,215
	Total Beverages	10,451,867
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – 2.1%
8,300	Amgen Inc.	$2,102,556
84,750	Gilead Sciences Inc.	5,657,062
	Total Biotechnology	7,759,618
Cosmetics/Personal Care – 1.6%
105,550	Unilever PLC	6,292,791
Food – 1.1%
75,700	Seven & i Holdings Co., Ltd.	2,453,416
924,000	Tingyi Cayman Islands Holding Corp.	1,735,894
	Total Food	4,189,310
Healthcare-Services – 1.2%
9,796	Anthem Inc.	2,757,770
21,886	Fresenius Medical Care AG & Co. KGaA	1,855,998
	Total Healthcare-Services	4,613,768
Household Products/Wares – 0.4%
16,213	Henkel AG & Co. KGaA	1,655,466
Pharmaceuticals – 12.8%
116,201	AbbVie Inc.	11,128,570
13,733	AstraZeneca PLC	1,531,023
23,384	Bayer AG, Class Registered Shares	1,549,925
81,110	Bristol-Myers Squibb Co.	5,045,042
511,894	GlaxoSmithKline PLC	10,072,518
68,025	Merck & Co., Inc.	5,800,492
268,125	Pfizer Inc.	10,132,444
4,112	Roche Holding AG	1,436,175
21,284	Sanofi	2,155,725
	Total Pharmaceuticals	48,851,914
	TOTAL CONSUMER NON-CYCLICAL	104,437,469
ENERGY – 7.7%
Oil & Gas – 4.7%
132,832	Chevron Corp.	11,148,590
175,350	Exxon Mobil Corp.	7,003,479
	Total Oil & Gas	18,152,069
Pipelines – 3.0%
195,100	Enbridge Inc.	6,242,542
150,065	Enterprise Products Partners LP	2,635,141
49,700	TC Energy Corp.	2,324,186
	Total Pipelines	11,201,869
	TOTAL ENERGY	29,353,938
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – 10.0%
Banks – 7.4%
91,285	Bank of America Corp.	$2,349,676
97,075	Canadian Imperial Bank of Commerce	7,708,240
53,098	Citigroup Inc.	2,714,370
219,016	ING Groep NV	1,778,387
23,652	JPMorgan Chase & Co.	2,369,694
288,675	KeyCorp	3,556,476
250,880	Oversea-Chinese Banking Corp., Ltd	1,598,713
36,850	PNC Financial Services Group Inc.	4,097,720
207,900	Regions Financial Corp.	2,403,324
	Total Banks	28,576,600
Diversified Financial Services – 0.6%
12,082	Deutsche Boerse AG	2,283,915
Equity Real Estate Investment Trusts (REITs) – 0.4%
46,250	National Retail Properties Inc.	1,639,100
Insurance – 1.6%
57,047	Ageas SA/NV	2,396,412
9,159	Allianz SE, Class Registered Shares	1,984,077
7,683	Everest Re Group Ltd.	1,690,875
	Total Insurance	6,071,364
	TOTAL FINANCIAL	38,570,979
INDUSTRIAL – 6.5%
Aerospace/Defense – 1.1%
15,368	General Dynamics Corp.	2,295,211
20,953	Thales SA	1,637,848
	Total Aerospace/Defense	3,933,059
Miscellaneous Manufacturers – 1.8%
16,775	3M Co.	2,734,660
18,748	Eaton Corp. PLC	1,914,171
16,548	Siemens AG, Class Registered Shares	2,284,098
	Total Miscellaneous Manufacturers	6,932,929
Transportation – 3.6%
75,202	Deutsche Post AG, Class Registered Shares	3,421,120
63,150	United Parcel Service Inc., Class B Shares	10,332,603
	Total Transportation	13,753,723
	TOTAL INDUSTRIAL	24,619,711
TECHNOLOGY – 4.6%
Computers – 1.4%
24,810	Amdocs Ltd.	1,519,116
32,400	International Business Machines Corp.	3,995,244
	Total Computers	5,514,360
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Semiconductors – 1.5%
6,696	Broadcom Inc.	$2,324,516
45,770	Infineon Technologies AG	1,265,044
59,790	Samsung Electronics Co., Ltd.	2,391,489
	Total Semiconductors	5,981,049
Software – 1.7%
16,104	Microsoft Corp.	3,631,935
43,876	Oracle Corp.	2,510,585
	Total Software	6,142,520
	TOTAL TECHNOLOGY	17,637,929
UTILITIES – 12.1%
Electric – 9.5%
122,200	Dominion Energy Inc.	9,585,368
110,330	Duke Energy Corp.	8,863,912
43,671	Evergy Inc.	2,324,171
214,725	PPL Corp.	5,932,852
47,475	Public Service Enterprise Group Inc.	2,480,094
140,160	Southern Co.	7,313,549
	Total Electric	36,499,946
Gas – 2.1%
716,938	National Grid PLC	8,080,949
Water – 0.5%
72,271	Veolia Environnement SA	1,742,214
	TOTAL UTILITIES	46,323,109
	TOTAL COMMON STOCKS (Cost – $321,026,751)	329,828,991
EXCHANGE TRADED FUNDS (ETFs) – 10.0%
773,777	iShares Core Dividend Growth(a)	31,817,710
75,579	iShares Core High Dividend(a)	6,403,809
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $33,021,196)	38,221,519
CONVERTIBLE PREFERRED STOCKS – 1.5%
CONSUMER NON-CYCLICAL – 0.3%
Healthcare-Products – 0.3%
16,940	Avantor Inc., 6.250%	1,243,227
TECHNOLOGY – 0.9%
Semiconductors – 0.6%
1,750	Broadcom Inc., 8.000%	2,152,850
Software – 0.3%
23,640	Change Healthcare Inc., 6.000%	1,233,535
	TOTAL TECHNOLOGY	3,386,385
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
CONVERTIBLE PREFERRED STOCKS – (continued)
UTILITIES – 0.3%
Electric – 0.3%
29,050	CenterPoint Energy Inc., 7.000%	$1,090,827
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost – $5,901,079)	5,720,439
EQUITY LINKED NOTE – 0.3%
FINANCIAL – 0.3%
Diversified Financial Services – 0.3%
6,600	Citigroup Global Markets Holdings Inc.*(b)(c)(d) (Cost – $951,102)	952,032
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $360,900,128)	374,722,981
Face Amount
SHORT-TERM INVESTMENTS – 1.7%
TIME DEPOSITS – 1.7%
$2,690,474	ANZ National Bank – London, 0.010% due 9/1/20	$2,690,474
768	Brown Brothers Harriman – Grand Cayman, 0.010% due 9/1/20	768
1,821,852	JPMorgan Chase & Co. – New York, 0.010% due 9/1/20	1,821,852
2,179,702	Skandinaviska Enskilda Banken AB – Stockholm, 0.010% due 9/1/20	2,179,702
	TOTAL TIME DEPOSITS (Cost – $6,692,796)	6,692,796
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.3%
MONEY MARKET FUND – 0.3%
$959,784	Federated Government Obligations Fund, Premier Class, 0.054%(e) (Cost – $959,784)	$959,784
	TOTAL INVESTMENTS – 100.0% (Cost – $368,552,708)	382,375,561
	Liabilities in Excess of Other Assets – 0.0%	(60,812)
	TOTAL NET ASSETS – 100.0%	$382,314,749

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(c)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2020, amounts to approximately $952,032 and represents 0.25% of net assets.

(d)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2020, amounts to approximately $952,032 and represents 0.25% of net assets.

(e)
Represents investment of collateral received from securities lending transactions.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Equity Income Fund (concluded)

Abbreviations used in this schedule:
ADR
 —  American Depositary Receipts

LP
 —  Limited Partnership

PLC
 —  Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	27.6%
Communications	14.7
Utilities	12.4
Financial	10.3
Energy	7.7
Industrial	6.4
Technology	5.5
Consumer Cyclical	2.3
Basic Materials	1.0
Exchange Traded Funds (ETFs)	10.0
Short-Term Investments	1.8
Money Market Fund	0.3
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Real Assets Fund

Shares/Units	Security	Value
EXCHANGE TRADED FUNDS (ETFs) – 107.3%
United States – 107.3%
87	iShares Core US REIT	$3,969
103	iShares Global Infrastructure	4,093
237	iShares North American Natural Resources	5,243
	Total United States	13,305
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $13,803)	13,305
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $13,803)	13,305
Face Amount
SHORT-TERM INVESTMENTS – 129.2%
TIME DEPOSIT – 129.2%
$16,015	Brown Brothers Harriman – Grand Cayman, 0.010% due 9/1/20 (Cost – $16,015)	16,015
	TOTAL INVESTMENTS – 236.5% (Cost – $29,818)	29,320
	Liabilities in Excess of Other Assets – (136.5)%	(16,920)
	TOTAL NET ASSETS – 100.0%	$12,400
Abbreviations used in this schedule:
REIT   —   Real Estate Investment Trust
Summary of Investments by Security Sector^
Exchange Traded Funds (ETFs)	45.4%
Short-Term Investments	54.6
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 23.6%
U.S. GOVERNMENT OBLIGATIONS – 23.1%
	U.S. Treasury Bonds:
$1,000,000	5.250% due 11/15/28	$1,376,680
500,000	6.250% due 5/15/30	763,535
600,000	5.375% due 2/15/31	883,852
2,050,000	4.500% due 5/15/38	3,189,271
300,000	4.375% due 11/15/39	466,102
630,000	1.125% due 8/15/40	615,727
2,850,000	3.875% due 8/15/40	4,198,184
3,000,000	4.375% due 5/15/41	4,720,781
2,500,000	3.125% due 11/15/41	3,356,348
950,000	3.000% due 5/15/42	1,254,557
3,500,000	2.750% due 8/15/42	4,454,844
1,000,000	2.750% due 11/15/42	1,271,367
3,500,000	2.875% due 5/15/43	4,537,148
300,000	3.750% due 11/15/43	442,617
3,000,000	3.125% due 8/15/44	4,055,039
1,475,000	2.500% due 2/15/45	1,802,323
600,000	2.875% due 8/15/45	782,742
1,000,000	2.500% due 2/15/46	1,225,391
2,500,000	2.500% due 5/15/46	3,066,406
1,700,000	2.875% due 11/15/46	2,232,645
3,500,000	3.000% due 2/15/47	4,701,348
1,000,000	3.000% due 5/15/47	1,345,078
1,100,000	2.750% due 8/15/47	1,418,914
550,000	2.750% due 11/15/47	710,467
500,000	3.000% due 8/15/48	677,871
21,900,000	2.875% due 5/15/49	29,181,750
300,000	2.250% due 8/15/49	354,891
12,450,000	2.000% due 2/15/50	14,012,086
17,700,000	1.250% due 5/15/50	16,693,312
	U.S. Treasury Notes:
30,300,000	1.500% due 8/31/21	30,700,055
2,200,000	2.000% due 11/15/21	2,249,242
8,000,000	2.125% due 12/31/21	8,209,687
4,000,000	1.875% due 1/31/22	4,096,719
500,000	1.750% due 2/28/22	511,992
2,700,000	1.875% due 2/28/22	2,769,820
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
$6,000,000	1.875% due 3/31/22	$6,163,359
800,000	1.750% due 4/30/22	821,344
10,000,000	0.125% due 6/30/22	9,996,875
4,000,000	1.750% due 6/30/22	4,117,187
3,000,000	1.875% due 7/31/22	3,099,258
1,500,000	1.625% due 8/15/22	1,543,535
1,000,000	1.625% due 8/31/22	1,029,727
2,000,000	1.375% due 10/15/22	2,052,187
1,700,000	1.875% due 10/31/22	1,764,016
2,500,000	1.625% due 11/15/22	2,581,641
1,250,000	2.000% due 11/30/22	1,302,148
2,500,000	1.500% due 1/15/23	2,580,566
2,500,000	1.750% due 1/31/23	2,597,363
5,000,000	1.500% due 3/31/23	5,174,805
5,000,000	1.625% due 5/31/23	5,202,930
4,000,000	1.375% due 8/31/23	4,146,094
2,500,000	1.625% due 10/31/23	2,615,332
9,000,000	2.250% due 12/31/23	9,619,102
5,000,000	2.750% due 2/15/24	5,442,383
23,000,000	2.125% due 2/29/24	24,553,398
9,500,000	2.125% due 3/31/24	10,156,094
2,600,000	2.000% due 4/30/24	2,770,930
2,000,000	2.500% due 5/15/24	2,170,234
900,000	2.000% due 5/31/24	960,363
4,500,000	1.750% due 6/30/24	4,765,078
4,000,000	2.000% due 6/30/24	4,273,750
23,000,000	2.125% due 7/31/24	24,721,406
1,000,000	1.875% due 8/31/24	1,066,055
1,400,000	1.500% due 9/30/24	1,472,898
1,400,000	2.125% due 9/30/24	1,508,336
1,600,000	1.500% due 10/31/24	1,684,562
4,000,000	2.250% due 11/15/24	4,339,219
4,000,000	2.125% due 11/30/24	4,320,469
2,400,000	2.250% due 12/31/24	2,607,844
2,500,000	2.000% due 2/15/25	2,694,434
1,200,000	0.500% due 3/31/25	1,213,828
7,000,000	0.375% due 4/30/25	7,038,555
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
$1,900,000	2.125% due 5/15/25	$2,065,285
1,500,000	0.250% due 6/30/25	1,499,180
2,000,000	0.250% due 7/31/25	1,998,281
2,000,000	2.875% due 7/31/25	2,254,062
3,200,000	2.000% due 8/15/25	3,471,125
2,000,000	2.750% due 8/31/25	2,245,156
25,300,000	2.250% due 11/15/25	27,839,883
5,000,000	1.625% due 2/15/26	5,348,047
2,000,000	2.500% due 2/28/26	2,236,172
21,050,000	1.625% due 5/15/26	22,550,635
2,500,000	1.875% due 6/30/26	2,716,602
2,250,000	1.625% due 10/31/26	2,416,113
2,100,000	2.250% due 2/15/27	2,342,074
4,000,000	0.500% due 4/30/27	4,009,375
400,000	2.375% due 5/15/27	450,500
16,400,000	0.500% due 6/30/27	16,423,062
1,100,000	0.375% due 7/31/27	1,091,578
2,000,000	2.250% due 8/15/27	2,241,562
4,220,000	2.250% due 11/15/27	4,741,236
5,000,000	2.750% due 2/15/28	5,812,500
1,000,000	2.875% due 8/15/28	1,179,297
1,500,000	3.125% due 11/15/28	1,804,570
1,000,000	2.625% due 2/15/29	1,165,977
500,000	2.375% due 5/15/29	574,141
5,500,000	1.625% due 8/15/29	5,971,797
16,000,000	1.500% due 2/15/30	17,215,000
10,300,000	0.625% due 5/15/30	10,229,187
1,100,000	0.625% due 8/15/30	1,090,891
	TOTAL U.S. GOVERNMENT OBLIGATIONS	489,479,384
U.S. GOVERNMENT AGENCIES – 0 .5%
	Federal Home Loan Banks (FHLB):
1,000,000	1.375% due 2/18/21	1,005,717
2,000,000	3.625% due 6/11/21	2,054,419
250,000	0.500% due 4/14/25	251,310
555,000	3.125% due 6/13/25	625,921
	Federal Home Loan Mortgage Corp. (FHLMC):
1,645,000	2.375% due 1/13/22	1,694,771
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
$95,000	0.125% due 7/25/22	$94,927
500,000	2.750% due 6/19/23	534,765
100,000	0.375% due 7/21/25	99,732
1,300,000	6.250% due 7/15/32	2,031,884
	Federal National Mortgage Association (FNMA):
350,000	2.625% due 1/11/22	361,678
1,000,000	1.875% due 4/5/22	1,027,247
150,000	7.250% due 5/15/30	235,761
10,000	0.875% due 8/5/30	9,857
425,000	6.625% due 11/15/30	651,917
	TOTAL U.S. GOVERNMENT AGENCIES	10,679,906
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost – $465,117,912)	500,159,290
MORTGAGE-BACKED SECURITIES – 20.0%
FHLMC – 3.7%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
2,660,852	2.500% due 2/1/32	2,798,678
24,072,743	3.000% due 3/1/32 – 4/1/50	25,687,642
3,955,896	3.030% due 1/1/50	4,317,360
26,607,127	3.500% due 6/1/33 – 2/1/48	29,219,012
4,591,996	4.000% due 5/1/46 – 1/1/49	5,049,973
2,650,679	4.500% due 9/1/46 – 3/1/49	2,900,717
59,467	5.000% due 10/1/48	65,278
	Federal Home Loan Mortgage Corp. (FHLMC), Gold UMBS:
226,487	2.500% due 6/1/50	240,833
4,168,447	3.000% due 8/1/34 – 8/1/50	4,412,776
1,806,716	3.500% due 6/1/33 – 5/1/50	1,904,601
987,247	4.000% due 7/1/29 – 5/1/50	1,059,953
293,397	4.500% due 7/1/48	317,180
	TOTAL FHLMC	77,974,003
FNMA – 14.0%
	Federal National Mortgage Association (FNMA), UMBS:
4,725,000	2.000% due 9/1/35 – 9/1/50(a)	4,882,559
9,893,501	2.000% due 6/1/50	10,222,547
27,288,500	2.500% due 1/1/32 – 8/1/50	28,793,598
17,934,000	2.500% due 9/1/35 – 9/1/50(a)	18,861,958
50,894,593	3.000% due 2/1/32 – 7/1/50	54,304,764
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$7,994,000	3.000% due 9/1/35 – 10/1/50(a)	$8,419,447
55,718,357	3.500% due 7/1/26 – 7/1/50	60,469,217
1,342,000	3.500% due 9/1/35 – 9/1/50(a)	1,416,112
21,256,534	4.000% due 7/1/26 – 5/1/50	23,041,449
331,000	4.000% due 9/1/35 – 9/1/50(a)	352,697
3,222,524	4.500% due 5/1/48 – 6/1/49	3,497,421
2,175,000	4.500% due 9/1/50(a)	2,349,425
4,751,594	5.000% due 4/1/40 – 1/1/49	5,467,185
	Federal National Mortgage Association (FNMA):
12,100,000	2.220% due 12/1/29	13,128,913
3,700,000	2.310% due 12/1/29	4,041,355
3,000,000	2.315% due 12/1/29	3,280,310
10,000,000	2.410% due 10/1/29	10,965,144
1,700,000	2.490% due 9/1/28	1,871,364
12,150,578	2.690% due 8/1/30	13,548,943
4,845,978	2.697% due 5/1/44(b)	5,022,020
4,443,000	2.760% due 9/1/31	5,006,618
10,900,000	2.960% due 9/1/34	12,266,954
6,065,051	3.000% due 4/1/53	6,458,222
	TOTAL FNMA	297,668,222
GNMA – 2.3%
	Government National Mortgage Association (GNMA):
1,265,000	2.500% due 9/1/50(a)	1,333,241
5,842,000	3.000% due 9/1/50(a)	6,151,443
4,366,500	3.500% due 9/1/50(a)	4,595,741
875,000	4.000% due 9/1/50(a)	932,012
550,000	4.500% due 9/1/50(a)	590,455
275,000	5.000% due 9/1/50(a)	298,246
	Government National Mortgage Association (GNMA) II:
1,573,649	2.500% due 12/20/46 – 8/20/50	1,663,072
9,404,646	3.000% due 7/20/45 – 8/20/50	9,933,016
12,336,271	3.500% due 5/20/43 – 3/20/50	13,163,451
6,378,563	4.000% due 9/20/45 – 11/20/48	6,878,501
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
GNMA – (continued)
$2,663,112	4.500% due 2/20/47 – 8/20/49	$2,879,711
767,008	5.000% due 3/20/48 – 4/20/49	833,863
	TOTAL GNMA	49,252,752
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $404,326,878)	424,894,977
CORPORATE BONDS & NOTES – 19.2%
Basic Materials – 0.8%
	Air Products & Chemicals Inc., Senior Unsecured Notes:
350,000	3.000% due 11/3/21	360,692
100,000	2.050% due 5/15/30	105,560
400,000	Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.125% due 5/15/28(c)	432,000
	Arconic Corp.:
210,000	Secured Notes, 6.125% due 2/15/28(c)	221,550
60,000	Senior Secured Notes, 6.000% due 5/15/25(c)	63,600
300,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, Company Guaranteed Notes, 4.750% due 6/15/27(c)	314,250
100,000	Barrick North America Finance LLC, Company Guaranteed Notes, 5.750% due 5/1/43	145,473
200,000	BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 4.125% due 2/24/42	252,007
400,000	Braskem Idesa SAPI, Senior Secured Notes, 7.450% due 11/15/29(c)	374,000
700,000	Braskem Netherlands Finance BV, Company Guaranteed Notes, 8.500% (5-Year CMT Index + 8.220)% due 1/23/81(b)(c)	733,902
	CNAC HK Finbridge Co., Ltd., Company Guaranteed Notes:
300,000	3.500% due 7/19/22	310,617
300,000	3.375% due 6/19/24	317,247
800,000	CSN Islands XII Corp., Company Guaranteed Notes, 7.000%(d)	670,000
200,000	CSN Resources SA, Company Guaranteed Notes, 7.625% due 4/17/26(c)	200,002
	Dow Chemical Co., Senior Unsecured Notes:
100,000	3.150% due 5/15/24	107,724
250,000	4.625% due 10/1/44	288,342
	DuPont de Nemours Inc., Senior Unsecured Notes:
300,000	2.169% due 5/1/23	305,900
375,000	5.419% due 11/15/48	510,832
150,000	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	166,210
100,000	Ecolab Inc., Senior Unsecured Notes, 4.800% due 3/24/30	126,678
100,000	Freeport-McMoRan Inc., Company Guaranteed Notes, 4.625% due 8/1/30	106,874
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Basic Materials – (continued)
$560,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(c)	$628,096
95,000	Hexion Inc., Company Guaranteed Notes, 7.875% due 7/15/27(c)	95,237
130,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(c)	140,075
	International Paper Co., Senior Unsecured Notes:
100,000	3.000% due 2/15/27	110,008
100,000	7.300% due 11/15/39	145,177
100,000	4.400% due 8/15/47	120,089
600,000	Inversiones CMPC SA, Company Guaranteed Notes, 4.750% due 9/15/24	659,504
160,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., Company Guaranteed Notes, 7.000% due 4/15/25(c)	165,125
100,000	LYB International Finance II BV, Company Guaranteed Notes, 3.500% due 3/2/27	111,242
	LYB International Finance III LLC, Company Guaranteed Notes:
100,000	4.200% due 10/15/49	110,111
100,000	4.200% due 5/1/50	109,927
600,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(c)	655,500
100,000	Mosaic Co., Senior Unsecured Notes, 4.050% due 11/15/27	110,752
250,000	Newmont Corp., Company Guaranteed Notes, 2.800% due 10/1/29	271,282
85,000	Novelis Corp., Company Guaranteed Notes, 4.750% due 1/30/30(c)	86,145
100,000	Nucor Corp., Senior Unsecured Notes, 5.200% due 8/1/43	130,646
150,000	Nutrien Ltd., Senior Unsecured Notes, 6.125% due 1/15/41	198,669
	POSCO, Senior Unsecured Notes:
200,000	2.375% due 11/12/22	204,999
400,000	2.375% due 1/17/23	409,766
100,000	PPG Industries Inc., Senior Unsecured Notes, 2.800% due 8/15/29	108,516
200,000	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 5.200% due 11/2/40	285,783
160,000	Schweitzer-Mauduit International Inc., Company Guaranteed Notes, 6.875% due 10/1/26(c)	172,000
100,000	Sherwin-Williams Co., Senior Unsecured Notes, 4.500% due 6/1/47	126,375
200,000	Sociedad Quimica y Minera de Chile SA, Senior Unsecured Notes, 4.375% due 1/28/25	218,500
	Southern Copper Corp., Senior Unsecured Notes:
125,000	3.875% due 4/23/25	137,762
125,000	6.750% due 4/16/40	179,695
800,000	Syngenta Finance NV, Company Guaranteed Notes, 5.676% due 4/24/48	854,122
100,000	Teck Resources Ltd., Senior Unsecured Notes, 6.000% due 8/15/40	108,034
1,100,000	UPL Corp., Ltd., Senior Unsecured Notes, 3.250% due 10/13/21	1,109,649
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Basic Materials – (continued)
	Vale Overseas Ltd., Company Guaranteed Notes:
$100,000	6.250% due 8/10/26	$118,850
125,000	6.875% due 11/21/36	166,045
400,000	Vedanta Resources Finance II PLC, Company Guaranteed Notes, 9.250% due 4/23/26(c)	324,000
1,600,000	Vedanta Resources Ltd., Senior Unsecured Notes, 6.125% due 8/9/24	1,234,445
100,000	Westlake Chemical Corp., Company Guaranteed Notes, 5.000% due 8/15/46	114,006
255,000	WR Grace & Co.-Conn, Company Guaranteed Notes, 4.875% due 6/15/27(c)	267,112
	Total Basic Materials	16,100,704
Communications – 2.0%
	Alibaba Group Holding Ltd., Senior Unsecured Notes:
200,000	3.600% due 11/28/24	221,138
200,000	4.000% due 12/6/37	239,724
	Alphabet Inc., Senior Unsecured Notes:
200,000	1.900% due 8/15/40	194,463
800,000	2.250% due 8/15/60	759,845
255,000	Altice France SA, Senior Secured Notes, 7.375% due 5/1/26(c)	270,721
	Amazon.com Inc., Senior Unsecured Notes:
845,000	2.800% due 8/22/24	920,033
215,000	3.800% due 12/5/24	243,511
250,000	3.150% due 8/22/27	286,219
100,000	4.050% due 8/22/47	129,271
300,000	2.500% due 6/3/50	301,764
100,000	4.250% due 8/22/57	136,120
250,000	America Movil SAB de CV, Senior Unsecured Notes, 4.375% due 7/16/42	304,615
	AT&T Inc., Senior Unsecured Notes:
250,000	4.250% due 3/1/27	292,737
100,000	4.300% due 2/15/30	119,466
100,000	2.750% due 6/1/31	105,940
960,000	2.250% due 2/1/32	973,045
250,000	5.250% due 3/1/37	314,816
250,000	5.350% due 9/1/40	320,627
100,000	6.375% due 3/1/41	141,180
100,000	3.500% due 6/1/41	105,877
250,000	4.850% due 7/15/45	297,040
150,000	4.750% due 5/15/46	179,075
200,000	4.500% due 3/9/48	234,252
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$200,000	3.650% due 6/1/51	$208,819
400,000	3.300% due 2/1/52	396,034
300,000	5.700% due 3/1/57	409,029
100,000	3.850% due 6/1/60	106,041
1,000,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	1,004,090
	Baidu Inc., Senior Unsecured Notes:
200,000	4.875% due 11/14/28	239,632
200,000	3.425% due 4/7/30	222,516
50,000	Bell Canada Inc., Company Guaranteed Notes, 4.464% due 4/1/48	63,469
100,000	Booking Holdings Inc., Senior Unsecured Notes, 4.625% due 4/13/30	120,680
100,000	British Telecommunications PLC, Senior Unsecured Notes, 9.625% due 12/15/30	162,791
200,000	C&W Senior Financing DAC, Senior Unsecured Notes, 6.875% due 9/15/27	209,420
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
740,000	5.750% due 2/15/26(c)	775,564
265,000	4.750% due 3/1/30(c)	284,703
125,000	4.500% due 8/15/30(c)	132,656
125,000	Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(c)	83,750
	CenturyLink Inc.:
125,000	Senior Secured Notes, 4.000% due 2/15/27(c)	127,016
135,000	Senior Unsecured Notes, 5.125% due 12/15/26(c)	139,998
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
780,000	4.464% due 7/23/22	831,160
250,000	4.908% due 7/23/25	290,868
350,000	5.050% due 3/30/29	422,144
250,000	6.484% due 10/23/45	333,955
100,000	4.800% due 3/1/50	113,715
50,000	3.700% due 4/1/51	49,555
175,000	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24(c)	180,906
	Cisco Systems Inc., Senior Unsecured Notes:
150,000	2.200% due 9/20/23	158,119
100,000	3.625% due 3/4/24	111,140
100,000	5.500% due 1/15/40	146,641
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$126,000	Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes, 9.250% due 2/15/24	$123,480
	Comcast Corp., Company Guaranteed Notes:
250,000	3.000% due 2/1/24	270,206
250,000	3.300% due 2/1/27	282,749
500,000	4.150% due 10/15/28	605,681
150,000	4.400% due 8/15/35	191,163
400,000	3.400% due 7/15/46	441,909
200,000	3.969% due 11/1/47	240,510
970,000	4.700% due 10/15/48	1,298,041
100,000	3.999% due 11/1/49	120,758
150,000	4.950% due 10/15/58	214,487
	CommScope Inc., Senior Secured Notes:
105,000	5.500% due 3/1/24(c)	108,412
100,000	6.000% due 3/1/26(c)	106,250
	Corning Inc., Senior Unsecured Notes:
100,000	3.900% due 11/15/49	114,694
50,000	5.450% due 11/15/79	62,477
	CSC Holdings LLC, Senior Unsecured Notes:
295,000	5.750% due 1/15/30(c)	321,550
200,000	4.625% due 12/1/30(c)	204,542
100,000	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 8.750% due 6/15/30	156,840
165,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes, 5.375% due 8/15/26(c)	128,700
	Digicel Group 0.5 Ltd.:
51,222	Senior Unsecured Notes, 8.000% due 4/1/25(c)(e)	18,312
76,581	Subordinated Notes, 7.000%(c)(d)(e)	9,190
	Discovery Communications LLC, Company Guaranteed Notes:
400,000	3.800% due 3/13/24	437,333
350,000	4.125% due 5/15/29	399,982
100,000	4.650% due 5/15/50	114,221
160,000	DISH DBS Corp., Company Guaranteed Notes, 5.875% due 11/15/24	169,116
100,000	eBay Inc., Senior Unsecured Notes, 4.000% due 7/15/42	110,620
130,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	155,900
	Expedia Group Inc., Company Guaranteed Notes:
1,000,000	3.800% due 2/15/28	998,083
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$65,000	3.250% due 2/15/30	$61,429
	Fox Corp., Senior Unsecured Notes:
200,000	4.709% due 1/25/29	240,011
50,000	5.576% due 1/25/49	68,594
	Frontier Communications Corp.:
	Senior Unsecured Notes:
45,000	8.500% due 4/15/20(f)(h)	18,675
100,000	7.125% due 1/15/23(f)(h)	41,000
80,000	Secured Notes, 8.500% due 4/1/26(c)(f)(h)	81,000
125,000	Senior Secured Notes, 8.000% due 4/1/27(c)(f)(h)	125,625
400,000	Globo Comunicacao e Participacoes SA, Senior Unsecured Notes, 4.875% due 1/22/30(c)	394,004
185,000	Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., Senior Secured Notes, 9.875% due 5/1/24(c)	192,400
	Gray Television Inc., Company Guaranteed Notes:
65,000	5.125% due 10/15/24(c)	66,449
190,000	7.000% due 5/15/27(c)	206,150
80,000	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(c)	83,700
250,000	Grupo Televisa SAB, Senior Unsecured Notes, 4.625% due 1/30/26	279,837
120,000	GTT Communications Inc., Company Guaranteed Notes, 7.875% due 12/31/24(c)	44,387
	iHeartCommunications Inc.:
25,000	Company Guaranteed Notes, 8.375% due 5/1/27	25,125
105,000	Senior Secured Notes, 5.250% due 8/15/27(c)	104,737
	Intelsat Jackson Holdings SA, Company Guaranteed Notes:
110,000	5.500% due 8/1/23(f)	73,150
190,000	8.500% due 10/15/24(c)(f)	129,200
100,000	Interpublic Group of Cos., Inc., Senior Unsecured Notes, 4.750% due 3/30/30	120,172
800,000	JD.com Inc., Senior Unsecured Notes, 3.375% due 1/14/30	874,237
	Level 3 Financing Inc., Company Guaranteed Notes:
160,000	4.625% due 9/15/27(c)	167,600
120,000	4.250% due 7/1/28(c)	123,510
	Match Group Holdings II LLC, Senior Unsecured Notes:
255,000	5.000% due 12/15/27(c)	271,894
65,000	4.625% due 6/1/28(c)	68,446
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$200,000	Motorola Solutions Inc., Senior Unsecured Notes, 4.600% due 5/23/29	$234,534
	Netflix Inc., Senior Unsecured Notes:
140,000	5.875% due 2/15/25	161,700
75,000	5.375% due 11/15/29(c)	90,187
200,000	Network i2i Ltd., Company Guaranteed Notes, 5.650% (5-Year CMT Index + 4.277)%(b)(c)(d)	201,100
110,000	Nexstar Broadcasting Inc., Company Guaranteed Notes, 5.625% due 7/15/27(c)	116,050
690,000	Omnicom Group Inc., Senior Unsecured Notes, 2.450% due 4/30/30	712,683
100,000	Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.600% due 4/15/26	112,647
800,000	Ooredoo International Finance Ltd., Company Guaranteed Notes, 3.250% due 2/21/23	838,928
250,000	Orange SA, Senior Unsecured Notes, 9.000% due 3/1/31	409,442
180,000	Radiate Holdco LLC/Radiate Finance Inc., Senior Unsecured Notes, 6.875% due 2/15/23(c)	184,500
150,000	Rogers Communications Inc., Company Guaranteed Notes, 5.000% due 3/15/44	195,381
125,000	Scripps Escrow Inc., Company Guaranteed Notes, 5.875% due 7/15/27(c)	125,000
600,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 4.500% due 9/8/21	619,958
	Sirius XM Radio Inc., Company Guaranteed Notes:
145,000	5.375% due 7/15/26(c)	151,706
110,000	5.500% due 7/1/29(c)	120,811
190,000	4.125% due 7/1/30(c)	199,975
415,000	Sprint Capital Corp., Company Guaranteed Notes, 6.875% due 11/15/28	530,885
395,000	Sprint Corp., Company Guaranteed Notes, 7.125% due 6/15/24	459,073
100,000	TD Ameritrade Holding Corp., Senior Unsecured Notes, 2.750% due 10/1/29	112,155
200,000	Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	208,880
	Telefonica Emisiones SA, Company Guaranteed Notes:
200,000	4.103% due 3/8/27	229,196
200,000	5.213% due 3/8/47	243,094
	Telesat Canada/Telesat LLC:
130,000	Company Guaranteed Notes, 6.500% due 10/15/27(c)	133,536
130,000	Senior Secured Notes, 4.875% due 6/1/27(c)	131,950
100,000	TELUS Corp., Senior Unsecured Notes, 3.700% due 9/15/27	113,010
900,000	Tencent Holdings Ltd., Senior Unsecured Notes, 2.390% due 6/3/30(c)	932,429
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$55,000	Terrier Media Buyer Inc., Company Guaranteed Notes, 8.875% due 12/15/27(c)	$56,941
	Time Warner Cable LLC, Senior Secured Notes:
150,000	4.000% due 9/1/21	153,479
150,000	7.300% due 7/1/38	213,029
150,000	4.500% due 9/15/42	167,383
	T-Mobile USA Inc.:
	Senior Secured Notes:
200,000	3.500% due 4/15/25(c)	220,960
200,000	3.750% due 4/15/27(c)	226,182
1,370,000	3.875% due 4/15/30(c)	1,565,787
50,000	4.375% due 4/15/40(c)	60,133
100,000	4.500% due 4/15/50(c)	122,148
500,000	Company Guaranteed Notes, 4.500% due 2/1/26	516,155
	TWDC Enterprises 18 Corp., Company Guaranteed Notes:
150,000	2.450% due 3/4/22	154,844
125,000	3.150% due 9/17/25	139,435
	Uber Technologies Inc., Company Guaranteed Notes:
130,000	8.000% due 11/1/26(c)	137,747
70,000	7.500% due 9/15/27(c)	73,384
135,000	Univision Communications Inc., Senior Secured Notes, 6.625% due 6/1/27(c)	135,675
	Verizon Communications Inc., Senior Unsecured Notes:
400,000	5.150% due 9/15/23	454,421
493,000	4.329% due 9/21/28	597,225
500,000	5.250% due 3/16/37	676,817
100,000	4.522% due 9/15/48	130,826
350,000	5.012% due 4/15/49	485,681
	ViacomCBS Inc., Senior Unsecured Notes:
100,000	4.950% due 1/15/31	119,387
100,000	5.900% due 10/15/40	124,088
100,000	5.850% due 9/1/43	124,538
50,000	4.950% due 5/19/50	58,038
165,000	ViaSat Inc., Senior Unsecured Notes, 6.500% due 7/15/28(c)	170,775
200,000	Virgin Media Finance PLC, Senior Unsecured Notes, 5.000% due 7/15/30(c)	205,940
	Vodafone Group PLC, Senior Unsecured Notes:
350,000	4.375% due 5/30/28	418,876
250,000	4.375% due 2/19/43	292,531
100,000	5.250% due 5/30/48	130,583
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$200,000	VTR Finance NV, Senior Unsecured Notes, 6.375% due 7/15/28(c)	$213,500
	Walt Disney Co., Company Guaranteed Notes:
250,000	3.375% due 11/15/26	283,965
100,000	2.000% due 9/1/29	103,974
150,000	4.750% due 11/15/46	191,571
50,000	2.750% due 9/1/49	49,028
150,000	4.700% due 3/23/50	198,285
100,000	3.600% due 1/13/51	113,059
100,000	3.800% due 5/13/60	116,195
	Zayo Group Holdings Inc.:
160,000	Senior Secured Notes, 4.000% due 3/1/27(c)	158,200
65,000	Senior Unsecured Notes, 6.125% due 3/1/28(c)	67,113
	Total Communications	42,679,136
Consumer Cyclical – 1.4%
96,523	American Airlines 2019-1 Class AA Pass-Through Trust, Pass-Thru Certificates, 3.150% due 2/15/32	90,462
115,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.250% due 3/15/26	117,211
	American Honda Finance Corp., Senior Unsecured Notes:
225,000	2.050% due 1/10/23	233,453
150,000	2.900% due 2/16/24	160,880
170,000	Aramark Services Inc., Company Guaranteed Notes, 6.375% due 5/1/25(c)	178,075
	Asbury Automotive Group Inc., Company Guaranteed Notes:
38,000	4.500% due 3/1/28(c)	38,855
38,000	4.750% due 3/1/30(c)	39,382
250,000	AutoZone Inc., Senior Unsecured Notes, 3.125% due 4/18/24	269,600
	Beacon Roofing Supply Inc.:
215,000	Company Guaranteed Notes, 4.875% due 11/1/25(c)	213,145
90,000	Senior Secured Notes, 4.500% due 11/15/26(c)	92,700
215,000	Boyd Gaming Corp., Company Guaranteed Notes, 4.750% due 12/1/27	214,194
370,000	Boyne USA Inc., Secured Notes, 7.250% due 5/1/25(c)	392,200
200,000	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(c)	191,474
65,000	Carnival Corp., Senior Secured Notes, 11.500% due 4/1/23(c)	72,510
75,000	Carvana Co., Company Guaranteed Notes, 8.875% due 10/1/23(c)	78,585
280,000	Cedar Fair LP, Company Guaranteed Notes, 5.250% due 7/15/29	271,354
115,000	Century Communities Inc., Company Guaranteed Notes, 6.750% due 6/1/27	123,912
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$500,000	CK Hutchison International 20 Ltd., Company Guaranteed Notes, 2.500% due 5/8/30(c)	$525,193
	Clarios Global LP/Clarios US Finance Co.:
80,000	Company Guaranteed Notes, 8.500% due 5/15/27(c)	84,943
150,000	Senior Secured Notes, 6.250% due 5/15/26(c)	159,094
165,000	Colt Merger Sub Inc., Senior Secured Notes, 6.250% due 7/1/25(c)	174,644
140,000	Constellation Merger Sub Inc., Senior Unsecured Notes, 8.500% due 9/15/25(c)	119,000
300,000	Costco Wholesale Corp., Senior Unsecured Notes, 2.300% due 5/18/22	310,541
235,000	Dana Financing Luxembourg SARL, Company Guaranteed Notes, 5.750% due 4/15/25(c)	243,633
	Dana Inc., Senior Unsecured Notes:
45,000	5.375% due 11/15/27	47,727
110,000	5.625% due 6/15/28	116,050
60,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(c)	59,775
50,000	Delta Air Lines Inc., Senior Secured Notes, 7.000% due 5/1/25(c)	54,736
775,000	Dollar General Corp., Senior Unsecured Notes, 3.500% due 4/3/30	889,123
720,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	816,037
215,000	eG Global Finance PLC, Senior Secured Notes, 8.500% due 10/30/25(c)	230,050
200,000	Falabella SA, Senior Unsecured Notes, 3.750% due 4/30/23	207,764
	Ford Motor Co., Senior Unsecured Notes:
70,000	9.000% due 4/22/25	81,919
170,000	7.450% due 7/16/31	198,102
	Ford Motor Credit Co. LLC, Senior Unsecured Notes:
400,000	5.750% due 2/1/21	404,246
400,000	4.389% due 1/8/26	406,928
	General Motors Co., Senior Unsecured Notes:
200,000	6.125% due 10/1/25	234,704
75,000	6.250% due 10/2/43	87,167
100,000	5.400% due 4/1/48	109,624
50,000	5.950% due 4/1/49	58,752
	General Motors Financial Co., Inc.:
	Company Guaranteed Notes:
500,000	3.450% due 1/14/22	513,583
860,000	1.294% (3-Month USD-LIBOR + 0.990)% due 1/5/23(b)	851,316
415,000	3.950% due 4/13/24	443,098
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$100,000	4.350% due 1/17/27	$108,294
	Senior Unsecured Notes:
250,000	5.100% due 1/17/24	274,660
150,000	5.650% due 1/17/29	176,212
105,000	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(c)	99,750
	Golden Nugget Inc.:
50,000	Company Guaranteed Notes, 8.750% due 10/1/25(c)	37,250
280,000	Senior Unsecured Notes, 6.750% due 10/15/24(c)	239,400
50,000	Group 1 Automotive Inc., Company Guaranteed Notes, 4.000% due 8/15/28(c)	49,886
100,000	Hasbro Inc., Senior Unsecured Notes, 3.900% due 11/19/29	104,914
	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes:
10,000	5.375% due 5/1/25(c)	10,483
10,000	5.750% due 5/1/28(c)	10,575
	Home Depot Inc., Senior Unsecured Notes:
250,000	2.625% due 6/1/22	259,896
100,000	2.500% due 4/15/27	109,436
200,000	2.950% due 6/15/29	225,484
100,000	2.700% due 4/15/30	110,726
100,000	3.300% due 4/15/40	113,963
700,000	3.900% due 6/15/47	850,544
100,000	3.350% due 4/15/50	113,771
250,000	3.500% due 9/15/56	296,176
830,000	Hyundai Capital America, Senior Unsecured Notes, 3.000% due 2/10/27(c)	868,028
210,000	IAA Inc., Senior Unsecured Notes, 5.500% due 6/15/27(c)	221,283
155,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(c)	163,525
	IRB Holding Corp.:
230,000	Company Guaranteed Notes, 6.750% due 2/15/26(c)	233,737
100,000	Senior Secured Notes, 7.000% due 6/15/25(c)	106,750
255,000	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(c)	256,912
100,000	Kohl’s Corp., Senior Unsecured Notes, 9.500% due 5/15/25	120,385
150,000	Las Vegas Sands Corp., Senior Unsecured Notes, 3.500% due 8/18/26	153,042
	Latam Finance Ltd., Company Guaranteed Notes:
400,000	6.875% due 4/11/24(f)	139,500
600,000	7.000% due 3/1/26(c)(f)	208,500
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$165,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 6.375% due 2/1/24(c)	$168,712
	Live Nation Entertainment Inc.:
310,000	Company Guaranteed Notes, 5.625% due 3/15/26(c)	305,350
75,000	Senior Secured Notes, 6.500% due 5/15/27(c)	81,935
	Lowe’s Cos., Inc., Senior Unsecured Notes:
250,000	2.500% due 4/15/26	271,791
250,000	3.700% due 4/15/46	282,274
100,000	4.550% due 4/5/49	126,845
250,000	LTF Merger Sub Inc., Company Guaranteed Notes, 8.500% due 6/15/23(c)	230,000
130,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	134,875
250,000	Marriott International Inc., Senior Unsecured Notes, 3.600% due 4/15/24	258,732
210,000	Marriott Ownership Resorts Inc./ILG LLC, Company Guaranteed Notes, 6.500% due 9/15/26	218,138
140,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(c)	143,150
	McDonald’s Corp., Senior Unsecured Notes:
250,000	3.500% due 3/1/27	282,963
100,000	3.500% due 7/1/27	114,297
200,000	2.125% due 3/1/30	207,807
100,000	3.600% due 7/1/30	116,305
75,000	4.875% due 12/9/45	97,305
150,000	4.450% due 3/1/47	186,124
	MGM Resorts International, Company Guaranteed Notes:
165,000	6.750% due 5/1/25	176,550
76,000	5.750% due 6/15/25	81,434
190,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(c)	197,600
120,000	Murphy Oil USA Inc., Company Guaranteed Notes, 4.750% due 9/15/29	129,730
220,000	NCL Corp., Ltd., Senior Unsecured Notes, 3.625% due 12/15/24(c)	150,975
65,000	Newell Brands Inc., Senior Unsecured Notes, 4.875% due 6/1/25	70,429
	NIKE Inc., Senior Unsecured Notes:
200,000	2.850% due 3/27/30	223,592
100,000	3.375% due 3/27/50	114,448
	Nordstrom Inc.:
40,000	Senior Secured Notes, 8.750% due 5/15/25(c)	44,142
100,000	Senior Unsecured Notes, 4.000% due 3/15/27	87,718
230,000	Penn National Gaming Inc., Senior Unsecured Notes, 5.625% due 1/15/27(c)	238,050
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$200,000	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(c)	$208,500
	PetSmart Inc.:
140,000	Company Guaranteed Notes, 7.125% due 3/15/23(c)	141,035
106,000	Senior Secured Notes, 5.875% due 6/1/25(c)	109,048
220,000	Resideo Funding Inc., Company Guaranteed Notes, 6.125% due 11/1/26(c)	221,650
100,000	Ross Stores Inc., Senior Unsecured Notes, 4.800% due 4/15/30	120,563
200,000	Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	226,600
	Scientific Games International Inc.:
80,000	Company Guaranteed Notes, 8.250% due 3/15/26(c)	82,410
200,000	Senior Secured Notes, 5.000% due 10/15/25(c)	197,876
155,000	Scotts Miracle-Gro Co., Company Guaranteed Notes, 4.500% due 10/15/29	165,841
280,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 4.875% due 7/31/24(c)	271,516
95,000	Six Flags Theme Parks Inc., Senior Secured Notes, 7.000% due 7/1/25(c)	102,809
100,000	Southwest Airlines Co., Senior Unsecured Notes, 2.625% due 2/10/30	93,677
	Staples Inc.:
130,000	Senior Secured Notes, 7.500% due 4/15/26(c)	115,726
55,000	Senior Unsecured Notes, 10.750% due 4/15/27(c)	38,225
	Starbucks Corp., Senior Unsecured Notes:
250,000	3.100% due 3/1/23	265,947
150,000	3.550% due 8/15/29	172,523
75,000	4.450% due 8/15/49	90,949
100,000	3.500% due 11/15/50	105,949
235,000	Stars Group Holdings BV/Stars Group US Co.-Borrower LLC, Company Guaranteed Notes, 7.000% due 7/15/26(c)	250,510
225,000	Superior Plus LP/Superior General Partner Inc., Senior Unsecured Notes, 7.000% due 7/15/26(c)	241,875
	Target Corp., Senior Unsecured Notes:
100,000	2.900% due 1/15/22	103,597
125,000	3.500% due 7/1/24	139,040
200,000	3.375% due 4/15/29	232,836
100,000	3.900% due 11/15/47	129,687
320,000	Tempur Sealy International Inc., Company Guaranteed Notes, 5.500% due 6/15/26	334,800
100,000	TJX Cos., Inc., Senior Unsecured Notes, 4.500% due 4/15/50	126,556
750,000	Toyota Motor Corp., Senior Unsecured Notes, 3.419% due 7/20/23	810,992
155,000	TRI Pointe Group Inc., Company Guaranteed Notes, 5.700% due 6/15/28	170,888
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$235,000	Twin River Worldwide Holdings Inc., Senior Unsecured Notes, 6.750% due 6/1/27(c)	$232,650
100,000	United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Thru Certificates, 2.700% due 5/1/32	92,208
	Viking Cruises Ltd.:
360,000	Company Guaranteed Notes, 5.875% due 9/15/27(c)	255,600
50,000	Senior Secured Notes, 13.000% due 5/15/25(c)	55,500
	Walgreens Boots Alliance Inc., Senior Unsecured Notes:
150,000	3.450% due 6/1/26	164,861
75,000	4.800% due 11/18/44	82,204
75,000	4.100% due 4/15/50	75,291
	Walmart Inc., Senior Unsecured Notes:
250,000	2.550% due 4/11/23	263,628
250,000	3.300% due 4/22/24	273,170
200,000	3.250% due 7/8/29	233,485
250,000	4.300% due 4/22/44	331,334
150,000	4.050% due 6/29/48	193,495
100,000	Whirlpool Corp., Senior Unsecured Notes, 4.600% due 5/15/50	123,359
245,000	William Carter Co., Company Guaranteed Notes, 5.625% due 3/15/27(c)	260,283
115,000	Wolverine Escrow LLC, Senior Secured Notes, 9.000% due 11/15/26(c)	88,550
100,000	WW Grainger Inc., Senior Unsecured Notes, 4.200% due 5/15/47	121,233
140,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(c)	141,078
	Yum! Brands Inc., Senior Unsecured Notes:
65,000	7.750% due 4/1/25(c)	72,556
130,000	4.750% due 1/15/30(c)	143,325
	Total Consumer Cyclical	29,085,529
Consumer Non-cyclical – 3.0%
	Abbott Laboratories, Senior Unsecured Notes:
140,000	3.750% due 11/30/26	163,777
200,000	4.900% due 11/30/46	285,748
	AbbVie Inc., Senior Unsecured Notes:
100,000	3.250% due 10/1/22(c)	104,905
350,000	2.850% due 5/14/23	369,889
300,000	3.750% due 11/14/23	328,715
450,000	3.850% due 6/15/24(c)	496,441
405,000	3.800% due 3/15/25(c)	452,755
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$250,000	3.200% due 11/21/29(c)	$276,693
100,000	4.550% due 3/15/35(c)	124,777
84,000	4.750% due 3/15/45(c)	103,290
475,000	4.450% due 5/14/46	572,576
200,000	4.250% due 11/21/49(c)	240,724
200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.950% due 1/19/22	204,495
100,000	Aetna Inc., Senior Unsecured Notes, 3.875% due 8/15/47	116,093
150,000	Air Medical Group Holdings Inc., Senior Unsecured Notes, 6.375% due 5/15/23(c)	147,969
120,000	Air Methods Corp., Senior Unsecured Notes, 8.000% due 5/15/25(c)	101,100
	Albertsons Cos., Inc./Safeway Inc./New Albertsons LP/Albertsons LLC:
	Company Guaranteed Notes:
135,000	4.625% due 1/15/27(c)	142,646
125,000	4.875% due 2/15/30(c)	134,375
140,000	Senior Unsecured Notes, 3.500% due 3/15/29(c)	141,050
	Allied Universal Holdco LLC/Allied Universal Finance Corp.:
130,000	Senior Secured Notes, 6.625% due 7/15/26(c)	139,425
255,000	Senior Unsecured Notes, 9.750% due 7/15/27(c)	282,413
	Altria Group Inc., Company Guaranteed Notes:
75,000	4.000% due 1/31/24	82,925
250,000	4.800% due 2/14/29	298,983
150,000	5.375% due 1/31/44	185,386
250,000	3.875% due 9/16/46	259,436
100,000	AmerisourceBergen Corp., Senior Unsecured Notes, 2.800% due 5/15/30	107,914
	Amgen Inc., Senior Unsecured Notes:
300,000	2.650% due 5/11/22	311,253
150,000	2.600% due 8/19/26	164,619
700,000	2.450% due 2/21/30	745,689
150,000	4.950% due 10/1/41	198,848
100,000	4.400% due 5/1/45	124,161
100,000	4.563% due 6/15/48	129,172
100,000	4.663% due 6/15/51	132,152
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
63,000	3.650% due 2/1/26	71,160
450,000	4.700% due 2/1/36	536,699
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$150,000	4.900% due 2/1/46	$184,469
134,000	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 3.300% due 2/1/23	142,566
	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
200,000	4.000% due 4/13/28	231,698
250,000	4.950% due 1/15/42	303,290
200,000	3.750% due 7/15/42	213,229
250,000	4.600% due 4/15/48	297,368
645,000	5.550% due 1/23/49	870,460
100,000	4.500% due 6/1/50	121,025
	Anthem Inc., Senior Unsecured Notes:
1,185,000	3.300% due 1/15/23	1,261,972
35,000	2.375% due 1/15/25	37,320
200,000	3.650% due 12/1/27	229,625
100,000	4.650% due 1/15/43	126,843
150,000	4.375% due 12/1/47	187,689
	Archer-Daniels-Midland Co., Senior Unsecured Notes:
100,000	3.250% due 3/27/30	114,846
100,000	3.750% due 9/15/47	124,193
110,000	ASGN Inc., Company Guaranteed Notes, 4.625% due 5/15/28(c)	113,850
	AstraZeneca PLC, Senior Unsecured Notes:
350,000	3.375% due 11/16/25	394,577
200,000	1.375% due 8/6/30	195,865
100,000	4.375% due 11/16/45	131,634
265,000	Avantor Funding Inc., Company Guaranteed Notes, 4.625% due 7/15/28(c)	280,291
	B&G Foods Inc., Company Guaranteed Notes:
105,000	5.250% due 4/1/25	108,645
85,000	5.250% due 9/15/27	90,896
52,000	Banner Health, Unsecured Notes, 3.181% due 1/1/50	56,698
	BAT Capital Corp., Company Guaranteed Notes:
100,000	3.222% due 8/15/24	107,842
200,000	3.557% due 8/15/27	218,616
100,000	4.390% due 8/15/37	108,884
	Bausch Health Cos., Inc.:
	Company Guaranteed Notes:
235,000	7.000% due 1/15/28(c)	250,275
120,000	6.250% due 2/15/29(c)	125,442
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$135,000	5.250% due 1/30/30(c)	$134,189
65,000	Senior Secured Notes, 7.000% due 3/15/24(c)	67,532
	Becton Dickinson & Co., Senior Unsecured Notes:
1,280,000	2.894% due 6/6/22	1,328,837
200,000	3.363% due 6/6/24	217,627
163,000	3.700% due 6/6/27	184,719
100,000	4.685% due 12/15/44	125,990
100,000	Biogen Inc., Senior Unsecured Notes, 5.200% due 9/15/45	136,160
	Boston Scientific Corp., Senior Unsecured Notes:
150,000	4.000% due 3/1/29	174,799
100,000	4.700% due 3/1/49	132,925
	Bristol-Myers Squibb Co., Senior Unsecured Notes:
100,000	2.750% due 2/15/23	105,809
500,000	3.875% due 8/15/25	575,589
250,000	3.250% due 2/27/27	287,110
400,000	3.400% due 7/26/29	466,792
100,000	5.000% due 8/15/45	142,343
1,180,000	4.350% due 11/15/47	1,573,105
150,000	4.250% due 10/26/49	199,112
250,000	Campbell Soup Co., Senior Unsecured Notes, 3.950% due 3/15/25	281,565
100,000	Cardinal Health Inc., Senior Unsecured Notes, 4.368% due 6/15/47	110,847
230,000	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 5.000% due 7/15/27(c)	242,650
	Centene Corp., Senior Unsecured Notes:
285,000	5.375% due 8/15/26(c)	301,744
160,000	4.250% due 12/15/27	168,000
130,000	Charles River Laboratories International Inc., Company Guaranteed Notes, 4.250% due 5/1/28(c)	136,825
100,000	Children’s Hospital Corp., Company Guaranteed Notes, 4.115% due 1/1/47	126,900
	Cigna Corp., Company Guaranteed Notes:
500,000	3.400% due 9/17/21	515,611
660,000	1.165% (3-Month USD-LIBOR + 0.890)% due 7/15/23(b)	667,424
100,000	4.800% due 8/15/38	125,811
150,000	4.800% due 7/15/46	192,056
675,000	4.900% due 12/15/48	891,761
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$300,000	Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	$311,092
	Coca-Cola Co., Senior Unsecured Notes:
250,000	2.200% due 5/25/22	258,504
100,000	1.750% due 9/6/24	104,922
100,000	2.125% due 9/6/29	107,185
100,000	4.200% due 3/25/50	131,496
150,000	2.600% due 6/1/50	151,995
	CommonSpirit Health, Senior Secured Notes:
36,000	3.817% due 10/1/49	40,205
13,000	4.187% due 10/1/49	13,881
250,000	Conagra Brands Inc., Senior Unsecured Notes, 4.850% due 11/1/28	305,270
	Constellation Brands Inc., Company Guaranteed Notes:
350,000	2.700% due 5/9/22	362,214
580,000	3.150% due 8/1/29	630,485
50,000	5.250% due 11/15/48	67,185
	Senior Unsecured Notes:
160,000	2.875% due 5/1/30	172,073
100,000	3.750% due 5/1/50	109,842
	CVS Health Corp., Senior Unsecured Notes:
100,000	3.500% due 7/20/22	105,395
752,000	3.700% due 3/9/23	809,463
37,000	4.100% due 3/25/25	42,193
300,000	3.875% due 7/20/25	339,549
350,000	2.875% due 6/1/26	381,056
250,000	4.300% due 3/25/28	294,317
100,000	3.750% due 4/1/30	115,502
250,000	4.780% due 3/25/38	306,233
100,000	5.125% due 7/20/45	128,868
300,000	5.050% due 3/25/48	389,427
85,000	DaVita Inc., Company Guaranteed Notes, 4.625% due 6/1/30(c)	89,356
	DH Europe Finance II SARL, Company Guaranteed Notes:
25,000	2.600% due 11/15/29	27,195
50,000	3.250% due 11/15/39	56,101
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$210,000	Diageo Capital PLC, Company Guaranteed Notes, 2.375% due 10/24/29	$224,904
138,000	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	176,127
	Eli Lilly & Co., Senior Unsecured Notes:
200,000	3.375% due 3/15/29	232,691
125,000	3.950% due 3/15/49	160,146
60,000	Emergent BioSolutions Inc., Company Guaranteed Notes, 3.875% due 8/15/28(c)	60,912
420,861	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	421,918
	Encompass Health Corp., Company Guaranteed Notes:
65,000	4.500% due 2/1/28	66,649
20,000	4.750% due 2/1/30	20,866
90,000	Envision Healthcare Corp., Company Guaranteed Notes, 8.750% due 10/15/26(c)	39,600
100,000	Estee Lauder Cos., Inc., Senior Unsecured Notes, 4.150% due 3/15/47	125,946
	Garda World Security Corp.:
220,000	Senior Secured Notes, 4.625% due 2/15/27(c)	226,050
200,000	Senior Unsecured Notes, 8.750% due 5/15/25(c)	203,000
100,000	General Mills Inc., Senior Unsecured Notes, 4.700% due 4/17/48	136,684
	Gilead Sciences Inc., Senior Unsecured Notes:
275,000	2.950% due 3/1/27	307,660
250,000	4.150% due 3/1/47	319,974
	GlaxoSmithKline Capital Inc., Company Guaranteed Notes:
500,000	3.625% due 5/15/25	569,356
50,000	4.200% due 3/18/43	64,190
300,000	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 3.375% due 6/1/29	346,584
	Global Payments Inc., Senior Unsecured Notes:
125,000	4.800% due 4/1/26	$147,218
100,000	4.150% due 8/15/49	117,499
	HCA Inc.:
	Company Guaranteed Notes:
340,000	5.375% due 9/1/26	385,900
215,000	3.500% due 9/1/30	225,476
	Senior Secured Notes:
625,000	4.125% due 6/15/29	719,247
100,000	5.250% due 6/15/49	124,902
100,000	Hershey Co., Senior Unsecured Notes, 2.450% due 11/15/29	108,937
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$160,000	H-Food Holdings LLC/Hearthside Finance Co., Inc., Senior Unsecured Notes, 8.500% due 6/1/26(c)	$156,800
105,000	Hill-Rom Holdings Inc., Company Guaranteed Notes, 4.375% due 9/15/27(c)	109,784
200,000	Horizon Therapeutics USA Inc., Company Guaranteed Notes, 5.500% due 8/1/27(c)	217,782
100,000	Humana Inc., Senior Unsecured Notes, 4.800% due 3/15/47	132,301
205,000	IQVIA Inc., Company Guaranteed Notes, 5.000% due 5/15/27(c)	215,784
70,000	Jaguar Holding Co. II/PPD Development LP, Company Guaranteed Notes, 5.000% due 6/15/28(c)	74,200
	JBS USA LUX SA/JBS USA Finance Inc., Company Guaranteed Notes:
20,000	5.875% due 7/15/24(c)	20,400
30,000	5.750% due 6/15/25(c)	30,975
175,000	6.750% due 2/15/28(c)	193,813
	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.:
125,000	Company Guaranteed Notes, 6.500% due 4/15/29(c)	141,899
90,000	Senior Unsecured Notes, 5.500% due 1/15/30(c)	99,983
100,000	JM Smucker Co., Senior Unsecured Notes, 3.550% due 3/15/50	107,594
	Johnson & Johnson, Senior Unsecured Notes:
250,000	2.250% due 3/3/22	257,230
150,000	2.950% due 3/3/27	168,302
250,000	3.625% due 3/3/37	303,924
100,000	3.700% due 3/1/46	123,741
100,000	2.450% due 9/1/60	97,596
81,000	Kaiser Foundation Hospitals, Company Guaranteed Notes, 3.266% due 11/1/49	90,419
50,000	Kellogg Co., Senior Unsecured Notes, 4.500% due 4/1/46	63,157
	Keurig Dr Pepper Inc., Company Guaranteed Notes:
250,000	4.597% due 5/25/28	301,953
100,000	5.085% due 5/25/48	135,886
	Kimberly-Clark Corp., Senior Unsecured Notes:
100,000	3.200% due 7/30/46	115,514
50,000	2.875% due 2/7/50	54,249
	Kraft Heinz Foods Co., Company Guaranteed Notes:
129,000	3.950% due 7/15/25	140,307
150,000	5.000% due 7/15/35	173,478
420,000	5.200% due 7/15/45	475,936
200,000	Kroger Co., Senior Unsecured Notes, 4.450% due 2/1/47	244,794
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$175,000	Kronos Acquisition Holdings Inc., Company Guaranteed Notes, 9.000% due 8/15/23(c)	$177,625
1,740,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 3.600% due 2/1/25	1,941,369
	LifePoint Health Inc., Senior Secured Notes:
85,000	6.750% due 4/15/25(c)	91,800
145,000	4.375% due 2/15/27(c)	144,275
100,000	McKesson Corp., Senior Unsecured Notes, 4.883% due 3/15/44	122,871
250,000	Medtronic Global Holdings SCA, Company Guaranteed Notes, 3.350% due 4/1/27	286,409
	Medtronic Inc., Company Guaranteed Notes:
250,000	3.150% due 3/15/22	260,865
75,000	4.625% due 3/15/45	102,961
21,000	Memorial Sloan-Kettering Cancer Center, Unsecured Notes, 2.955% due 1/1/50	22,502
	Merck & Co., Inc., Senior Unsecured Notes:
300,000	2.900% due 3/7/24	324,676
300,000	1.450% due 6/24/30	304,285
250,000	3.700% due 2/10/45	303,629
55,000	Molina Healthcare Inc., Senior Unsecured Notes, 4.375% due 6/15/28(c)	57,475
150,000	Molson Coors Beverage Co., Company Guaranteed Notes, 4.200% due 7/15/46	154,545
	Moody’s Corp., Senior Unsecured Notes:
300,000	2.750% due 12/15/21	308,739
100,000	2.550% due 8/18/60	92,775
250,000	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 7.125% due 6/1/24(c)	253,825
125,000	Mylan NV, Company Guaranteed Notes, 5.250% due 6/15/46	156,146
10,000	Northwell Healthcare Inc., Secured Notes, 4.260% due 11/1/47	11,731
	Novartis Capital Corp., Company Guaranteed Notes:
250,000	2.400% due 5/17/22	258,874
150,000	3.100% due 5/17/27	168,162
200,000	2.200% due 8/14/30	214,534
50,000	4.400% due 5/6/44	66,309
50,000	2.750% due 8/14/50	52,863
	Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, Senior Unsecured Notes:
25,000	7.375% due 6/1/25(c)	26,000
135,000	7.250% due 2/1/28(c)	139,725
	PayPal Holdings Inc., Senior Unsecured Notes:
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$35,000	2.400% due 10/1/24	$37,337
70,000	2.850% due 10/1/29	77,467
200,000	2.300% due 6/1/30	212,671
	PepsiCo Inc., Senior Unsecured Notes:
500,000	2.750% due 3/5/22	518,640
100,000	2.250% due 3/19/25	107,388
150,000	2.375% due 10/6/26	164,066
100,000	2.750% due 3/19/30	112,033
250,000	3.450% due 10/6/46	292,244
200,000	3.625% due 3/19/50	242,152
	Pfizer Inc., Senior Unsecured Notes:
500,000	2.800% due 3/11/22	519,067
250,000	4.000% due 12/15/36	306,831
150,000	4.125% due 12/15/46	191,972
100,000	4.000% due 3/15/49	127,198
100,000	2.700% due 5/28/50	103,771
	Philip Morris International Inc., Senior Unsecured Notes:
500,000	2.625% due 2/18/22	515,212
250,000	3.375% due 8/15/29	284,714
200,000	2.100% due 5/1/30	207,260
100,000	4.125% due 3/4/43	117,928
165,000	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.875% due 9/30/27(c)	175,313
120,000	Polaris Intermediate Corp., Senior Unsecured Notes, 8.500% due 12/1/22(c)(e)	121,950
	Post Holdings Inc., Company Guaranteed Notes:
45,000	5.500% due 12/15/29(c)	49,329
190,000	4.625% due 4/15/30(c)	198,313
	Prime Security Services Borrower LLC/Prime Finance Inc.:
115,000	Secured Notes, 6.250% due 1/15/28(c)	120,750
85,000	Senior Secured Notes, 3.375% due 8/31/27(c)	84,695
	Procter & Gamble Co., Senior Unsecured Notes:
300,000	2.150% due 8/11/22	311,283
150,000	3.500% due 10/25/47	188,982
8,000	Providence St Joseph Health Obligated Group, Unsecured Notes, 3.930% due 10/1/48	9,555
400,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.125% due 9/5/29	416,732
160,000	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(c)	170,000
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$165,000	Refinitiv US Holdings Inc., Company Guaranteed Notes, 8.250% due 11/15/26(c)	$182,738
	Reynolds American Inc., Company Guaranteed Notes:
1,565,000	4.000% due 6/12/22	1,658,274
250,000	5.850% due 8/15/45	308,841
650,000	Royalty Pharma PLC, Senior Unsecured Notes, 3.300% due 9/2/40(c)	633,905
75,000	Sabre GLBL Inc., Senior Secured Notes, 9.250% due 4/15/25(c)	83,438
305,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(c)	327,652
250,000	ServiceMaster Co. LLC, Company Guaranteed Notes, 5.125% due 11/15/24(c)	255,000
125,000	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 2.875% due 9/23/23	133,102
650,000	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(c)	680,074
130,000	Spectrum Brands Inc., Company Guaranteed Notes, 5.000% due 10/1/29(c)	135,200
7,000	Stanford Health Care, Unsecured Notes, 3.795% due 11/15/48	8,742
	Stryker Corp., Senior Unsecured Notes:
350,000	3.375% due 11/1/25	392,785
100,000	2.900% due 6/15/50	103,871
	Sysco Corp., Company Guaranteed Notes:
350,000	3.550% due 3/15/25	381,981
360,000	3.250% due 7/15/27	387,741
425,000	3.300% due 2/15/50	392,073
100,000	6.600% due 4/1/50	137,945
	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes:
250,000	5.000% due 11/26/28	309,269
200,000	3.175% due 7/9/50	203,214
	Tenet Healthcare Corp.:
	Senior Secured Notes:
190,000	4.875% due 1/1/26(c)	197,600
80,000	5.125% due 11/1/27(c)	84,400
200,000	Secured Notes, 6.250% due 2/1/27(c)	210,000
180,000	Senior Unsecured Notes, 7.000% due 8/1/25	185,850
150,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 4.100% due 8/15/47	191,583
150,000	Tyson Foods Inc., Senior Unsecured Notes, 4.550% due 6/2/47	188,223
500,000	Unilever Capital Corp., Company Guaranteed Notes, 3.125% due 3/22/23	533,932
	United Rentals North America Inc., Company Guaranteed Notes:
15,000	5.250% due 1/15/30	16,659
150,000	4.000% due 7/15/30	156,750
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$25,000	3.875% due 2/15/31	$25,719
	UnitedHealth Group Inc., Senior Unsecured Notes:
100,000	1.250% due 1/15/26	102,576
350,000	3.850% due 6/15/28	413,618
200,000	2.000% due 5/15/30	209,382
100,000	4.750% due 7/15/45	135,659
250,000	4.250% due 4/15/47	321,042
150,000	3.700% due 8/15/49	180,859
	Upjohn Inc., Company Guaranteed Notes:
230,000	1.650% due 6/22/25(c)	236,236
100,000	4.000% due 6/22/50(c)	108,885
15,000	US Foods Inc., Senior Secured Notes, 6.250% due 4/15/25(c)	15,900
125,000	Verisk Analytics Inc., Senior Unsecured Notes, 4.125% due 9/12/22	133,551
253,000	Verscend Escrow Corp., Senior Unsecured Notes, 9.750% due 8/15/26(c)	274,505
145,000	Vizient Inc., Senior Unsecured Notes, 6.250% due 5/15/27(c)	154,063
180,000	West Street Merger Sub Inc., Senior Unsecured Notes, 6.375% due 9/1/25(c)	185,121
17,000	Yale University, Unsecured Notes, 2.402% due 4/15/50	17,540
100,000	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.550% due 3/20/30	111,816
100,000	Zoetis Inc., Senior Unsecured Notes, 3.950% due 9/12/47	123,122
	Total Consumer Non-cyclical	63,413,693
Energy – 1.9%
150,000	Aker BP ASA, Senior Unsecured Notes, 4.750% due 6/15/24(c)	154,513
105,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 3/1/27(c)	93,712
	Apache Corp., Senior Unsecured Notes:
70,000	4.625% due 11/15/25	71,575
135,000	4.375% due 10/15/28	133,982
	Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor Inc., Senior Unsecured Notes:
145,000	3.337% due 12/15/27	157,939
35,000	3.138% due 11/7/29	37,486
100,000	4.486% due 5/1/30	117,063
	BP Capital Markets America Inc., Company Guaranteed Notes:
100,000	2.520% due 9/19/22	104,014
350,000	3.224% due 4/14/24	378,462
150,000	3.000% due 2/24/50	147,554
300,000	BP Capital Markets PLC, Company Guaranteed Notes, 3.994% due 9/26/23	330,705
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$600,000	Canacol Energy Ltd., Company Guaranteed Notes, 7.250% due 5/3/25	$621,750
	Canadian Natural Resources Ltd., Senior Unsecured Notes:
1,045,000	2.950% due 1/15/23	1,088,435
125,000	5.850% due 2/1/35	153,805
135,000	Cenovus Energy Inc., Senior Unsecured Notes, 5.375% due 7/15/25	137,368
150,000	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 5.125% due 6/30/27	168,980
	Cheniere Energy Partners LP:
185,000	Company Guaranteed Notes, 5.625% due 10/1/26	193,915
285,000	Senior Secured Notes, 5.250% due 10/1/25	291,623
	Chevron Corp., Senior Unsecured Notes:
250,000	2.498% due 3/3/22	257,839
300,000	3.191% due 6/24/23	321,386
100,000	2.236% due 5/11/30	106,574
400,000	CNOOC Finance 2012 Ltd., Company Guaranteed Notes, 3.875% due 5/2/22	418,718
200,000	CNOOC Finance 2013 Ltd., Company Guaranteed Notes, 3.000% due 5/9/23	210,396
1,050,000	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	1,158,591
	CNPC Global Capital Ltd., Company Guaranteed Notes:
600,000	1.125% due 6/23/23	601,128
200,000	1.350% due 6/23/25	201,270
180,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Senior Unsecured Notes, 6.500% due 3/15/26(c)	180,266
100,000	Concho Resources Inc., Company Guaranteed Notes, 3.750% due 10/1/27	109,682
	ConocoPhillips Co., Company Guaranteed Notes:
150,000	4.950% due 3/15/26	180,486
200,000	5.950% due 3/15/46	302,145
255,000	CSI Compressco LP/CSI Compressco Finance Inc., Senior Secured Notes, 7.500% due 4/1/25(c)	226,950
	Delek & Avner Tamar Bond Ltd., Senior Secured Notes:
200,000	5.082% due 12/30/23(c)	203,509
300,000	5.412% due 12/30/25(c)	298,456
	Devon Energy Corp., Senior Unsecured Notes:
75,000	5.600% due 7/15/41	78,403
50,000	5.000% due 6/15/45	49,748
100,000	Diamondback Energy Inc., Company Guaranteed Notes, 3.500% due 12/1/29	101,692
	Ecopetrol SA, Senior Unsecured Notes:
300,000	5.375% due 6/26/26	333,300
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$100,000	6.875% due 4/29/30	$120,375
100,000	Enable Midstream Partners LP, Senior Unsecured Notes, 4.150% due 9/15/29	93,209
150,000	Enbridge Energy Partners LP, Company Guaranteed Notes, 5.500% due 9/15/40	182,521
100,000	Enbridge Inc., Company Guaranteed Notes, 4.000% due 10/1/23	108,678
90,000	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 6.625% due 7/15/25(c)	93,882
	Energy Transfer Operating LP, Company Guaranteed Notes:
500,000	5.875% due 1/15/24	555,391
420,000	4.750% due 1/15/26	458,116
100,000	6.125% due 12/15/45	101,524
200,000	5.300% due 4/15/47	192,107
150,000	6.000% due 6/15/48	153,721
75,000	5.000% due 5/15/50	71,716
	Enterprise Products Operating LLC, Company Guaranteed Notes:
770,000	3.750% due 2/15/25	860,842
200,000	3.125% due 7/31/29	218,228
150,000	2.800% due 1/31/30	160,091
250,000	4.900% due 5/15/46	291,713
200,000	4.200% due 1/31/50	217,585
75,000	EOG Resources Inc., Senior Unsecured Notes, 4.950% due 4/15/50	95,473
50,000	EQM Midstream Partners LP, Senior Unsecured Notes, 6.500% due 7/1/27(c)	54,750
125,000	EQT Corp., Senior Unsecured Notes, 7.875% due 2/1/25	143,491
	Equinor ASA, Company Guaranteed Notes:
250,000	2.450% due 1/17/23	261,877
100,000	3.700% due 3/1/24	111,223
100,000	3.250% due 11/18/49	107,197
100,000	3.700% due 4/6/50	116,341
135,000	Exterran Energy Solutions LP/EES Finance Corp., Company Guaranteed Notes, 8.125% due 5/1/25	116,100
50,000	Extraction Oil & Gas Inc., Company Guaranteed Notes, 5.625% due 2/1/26(c)(f)	11,750
	Exxon Mobil Corp., Senior Unsecured Notes:
100,000	1.571% due 4/15/23	$103,110
645,000	2.992% due 3/19/25	708,202
500,000	3.043% due 3/1/26	556,783
100,000	3.294% due 3/19/27	113,769
200,000	3.482% due 3/19/30	232,191
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$100,000	3.567% due 3/6/45	$111,796
51,000	4.327% due 3/19/50	65,140
149,000	3.452% due 4/15/51	166,075
105,000	FTS International Inc., Senior Secured Notes, 6.250% due 5/1/22	36,750
1,400,000	Geopark Ltd., Company Guaranteed Notes, 6.500% due 9/21/24	1,354,500
200,000	Gran Tierra Energy Inc., Company Guaranteed Notes, 7.750% due 5/23/27(c)	83,947
1,100,000	Gran Tierra Energy International Holdings Ltd., Company Guaranteed Notes, 6.250% due 2/15/25	461,709
175,000	Gulfport Energy Corp., Company Guaranteed Notes, 6.375% due 5/15/25	103,250
	Halliburton Co., Senior Unsecured Notes:
620,000	2.920% due 3/1/30	628,454
150,000	5.000% due 11/15/45	164,241
100,000	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	113,918
	Hess Midstream Operations LP, Company Guaranteed Notes:
160,000	5.625% due 2/15/26(c)	166,470
145,000	5.125% due 6/15/28(c)	149,077
190,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(c)	178,600
200,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru, Senior Unsecured Notes, 6.375% due 6/1/28	200,200
600,000	Indian Oil Corp., Ltd., Senior Unsecured Notes, 5.625% due 8/2/21	619,500
90,000	Indigo Natural Resources LLC, Senior Unsecured Notes, 6.875% due 2/15/26(c)	92,025
	Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
100,000	4.250% due 9/1/24	111,518
150,000	6.950% due 1/15/38	198,887
75,000	5.000% due 8/15/42	83,543
	Kinder Morgan Inc., Company Guaranteed Notes:
200,000	4.300% due 6/1/25	227,041
150,000	5.050% due 2/15/46	177,089
100,000	Magellan Midstream Partners LP, Senior Unsecured Notes, 3.950% due 3/1/50	104,994
50,000	Marathon Oil Corp., Senior Unsecured Notes, 5.200% due 6/1/45	49,689
	Marathon Petroleum Corp., Senior Unsecured Notes:
200,000	4.700% due 5/1/25	228,303
75,000	6.500% due 3/1/41	95,680
300,000	Medco Bell Pte Ltd., Senior Secured Notes, 6.375% due 1/30/27(c)	282,000
215,000	MEG Energy Corp., Company Guaranteed Notes, 7.125% due 2/1/27(c)	205,706
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$120,000	Moss Creek Resources Holdings Inc., Company Guaranteed Notes, 7.500% due 1/15/26(c)	$82,200
	MPLX LP, Senior Unsecured Notes:
425,000	1.750% due 3/1/26	424,871
200,000	4.125% due 3/1/27	221,221
250,000	5.200% due 3/1/47	282,841
105,000	Nabors Industries Ltd., Company Guaranteed Notes, 7.250% due 1/15/26(c)	47,250
90,000	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 4/15/26	59,850
	Noble Energy Inc., Senior Unsecured Notes:
150,000	3.850% due 1/15/28	170,147
100,000	4.950% due 8/15/47	130,960
265,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	277,341
	Oasis Petroleum Inc., Company Guaranteed Notes:
125,000	6.875% due 3/15/22	24,297
100,000	6.250% due 5/1/26(c)	18,000
	Occidental Petroleum Corp., Senior Unsecured Notes:
160,000	2.700% due 8/15/22	157,308
95,000	8.000% due 7/15/25	103,361
275,000	3.500% due 8/15/29	236,500
225,000	6.625% due 9/1/30	231,188
200,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 5/7/21	202,975
	ONEOK Inc., Company Guaranteed Notes:
100,000	4.000% due 7/13/27	104,383
100,000	5.200% due 7/15/48	98,126
150,000	4.450% due 9/1/49	134,916
400,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	404,088
100,000	Ovintiv Inc., Company Guaranteed Notes, 6.500% due 2/1/38	94,760
260,000	Par Petroleum LLC/Par Petroleum Finance Corp., Senior Secured Notes, 7.750% due 12/15/25(c)	239,200
205,000	Parkland Corp., Company Guaranteed Notes, 5.875% due 7/15/27(c)	218,838
210,000	Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/27(c)	217,350
85,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28(c)	71,676
135,000	Peabody Energy Corp., Senior Secured Notes, 6.000% due 3/31/22(c)	62,775
450,000	Pertamina Persero PT, Senior Unsecured Notes, 4.300% due 5/20/23	481,500
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$750,000	Peru LNG Srl, Senior Unsecured Notes, 5.375% due 3/22/30	$575,123
200,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.500% due 4/21/30(c)	226,579
	Phillips 66, Company Guaranteed Notes:
250,000	4.300% due 4/1/22	264,866
150,000	4.875% due 11/15/44	181,993
	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
100,000	4.500% due 12/15/26	108,996
100,000	4.900% due 2/15/45	95,515
200,000	PTTEP Treasury Center Co., Ltd., Company Guaranteed Notes, 2.587% due 6/10/27(c)	207,583
235,000	QEP Resources Inc., Senior Unsecured Notes, 5.250% due 5/1/23	192,700
110,000	Rattler Midstream LP, Company Guaranteed Notes, 5.625% due 7/15/25(c)	116,325
1,500,000	Reliance Industries Ltd., Senior Unsecured Notes, 5.400% due 2/14/22	1,586,330
	Sabine Pass Liquefaction LLC, Senior Secured Notes:
100,000	5.750% due 5/15/24	114,561
620,000	5.000% due 3/15/27	704,598
100,000	4.200% due 3/15/28	110,021
	Shell International Finance BV, Company Guaranteed Notes:
250,000	1.750% due 9/12/21	253,791
250,000	2.500% due 9/12/26	273,574
200,000	3.875% due 11/13/28	235,631
250,000	2.375% due 11/7/29	266,112
200,000	2.750% due 4/6/30	219,661
100,000	4.000% due 5/10/46	118,600
150,000	3.750% due 9/12/46	170,557
1,300,000	Sinopec Group Overseas Development 2018 Ltd., Company Guaranteed Notes, 2.700% due 5/13/30(c)	1,376,648
305,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.500% due 6/15/25(c)	273,356
	Suncor Energy Inc., Senior Unsecured Notes:
150,000	3.600% due 12/1/24	165,347
100,000	6.500% due 6/15/38	131,304
100,000	Sunoco Logistics Partners Operations LP, Company Guaranteed Notes, 4.250% due 4/1/24	106,313
	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
195,000	5.500% due 2/15/26	200,924
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$105,000	6.000% due 4/15/27	$111,771
	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
125,000	6.500% due 7/15/27	135,000
240,000	4.875% due 2/1/31(c)	241,812
125,000	TerraForm Power Operating LLC, Company Guaranteed Notes, 4.250% due 1/31/23(c)	129,400
	Total Capital International SA, Company Guaranteed Notes:
500,000	3.700% due 1/15/24	551,038
200,000	3.750% due 4/10/24	222,280
50,000	3.461% due 7/12/49	55,437
150,000	3.127% due 5/29/50	157,061
715,000	3.386% due 6/29/60	775,100
	TransCanada PipeLines Ltd., Senior Unsecured Notes:
250,000	4.875% due 1/15/26	297,141
75,000	7.625% due 1/15/39	116,966
100,000	4.875% due 5/15/48	128,280
100,000	5.100% due 3/15/49	132,836
250,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 7.850% due 2/1/26	326,777
110,000	Transocean Inc., Company Guaranteed Notes, 8.000% due 2/1/27(c)	33,688
300,000	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(c)	249,000
110,500	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(c)	97,240
325,000	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 9/1/27	336,375
	Valero Energy Corp., Senior Unsecured Notes:
545,000	2.850% due 4/15/25	582,855
250,000	4.000% due 4/1/29	281,192
75,000	4.900% due 3/15/45	88,716
60,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., Company Guaranteed Notes, 8.750% due 4/15/23(c)	38,400
125,000	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(c)	128,750
4,000	Weatherford International Ltd., Company Guaranteed Notes, 11.000% due 12/1/24(c)	2,680
	Western Midstream Operating LP, Senior Unsecured Notes:
150,000	4.100% due 2/1/25	149,643
155,000	5.050% due 2/1/30	158,906
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$240,000	Whiting Petroleum Corp., Company Guaranteed Notes, 6.625% due 1/15/26(f)	$56,400
	Williams Cos., Inc., Senior Unsecured Notes:
415,000	3.750% due 6/15/27	458,075
100,000	6.300% due 4/15/40	125,714
150,000	5.100% due 9/15/45	174,670
	WPX Energy Inc., Senior Unsecured Notes:
155,000	5.250% due 10/15/27	154,179
120,000	5.875% due 6/15/28	121,800
90,000	4.500% due 1/15/30	85,950
	Total Energy	42,575,540
Financial – 5.6%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
350,000	3.500% due 5/26/22	351,907
200,000	6.500% due 7/15/25	217,522
30,000	Aflac Inc., Senior Unsecured Notes, 4.750% due 1/15/49	38,977
	Air Lease Corp., Senior Unsecured Notes:
830,000	3.250% due 3/1/25	843,401
250,000	3.625% due 4/1/27	252,236
	Alexandria Real Estate Equities Inc., Company Guaranteed Notes:
250,000	3.950% due 1/15/28	287,899
1,065,000	1.875% due 2/1/33	1,052,774
130,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(c)	137,800
100,000	Allstate Corp., Senior Unsecured Notes, 4.500% due 6/15/43	128,807
100,000	Ally Financial Inc., Company Guaranteed Notes, 8.000% due 11/1/31	135,848
50,000	American Campus Communities Operating Partnership LP, Company Guaranteed Notes, 2.850% due 2/1/30	49,907
500,000	American Express Co., Subordinated Notes, 3.625% due 12/5/24	555,609
	American International Group Inc., Senior Unsecured Notes:
200,000	2.500% due 6/30/25	213,862
75,000	3.750% due 7/10/25	84,117
250,000	4.200% due 4/1/28	291,629
200,000	3.400% due 6/30/30	221,450
150,000	4.500% due 7/16/44	175,954
	American Tower Corp., Senior Unsecured Notes:
100,000	3.500% due 1/31/23	106,840
100,000	4.000% due 6/1/25	113,576
250,000	3.800% due 8/15/29	288,836
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$100,000	Aon PLC, Company Guaranteed Notes, 4.750% due 5/15/45	$131,104
310,000	AssuredPartners Inc., Senior Unsecured Notes, 7.000% due 8/15/25(c)	318,525
100,000	Athene Holding Ltd., Senior Unsecured Notes, 6.150% due 4/3/30	120,866
250,000	Australia & New Zealand Banking Group Ltd., Senior Unsecured Notes, 2.050% due 11/21/22	259,163
250,000	AvalonBay Communities Inc., Senior Unsecured Notes, 3.300% due 6/1/29	284,011
510,000	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 3.250% due 2/15/27(c)	438,150
300,000	Banco BBVA Peru SA, Senior Unsecured Notes, 5.000% due 8/26/22	319,500
300,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	313,503
400,000	Banco BTG Pactual SA, Subordinated Notes, 7.750% (5-Year CMT Index + 5.257)% due 2/15/29(b)(c)	416,004
	Banco de Credito del Peru, Subordinated Notes:
200,000	6.125% (3-Month USD-LIBOR + 7.043)% due 4/24/27(b)	210,540
200,000	3.125% (5-Year CMT Index + 3.000)% due 7/1/30(b)(c)	201,250
800,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	809,000
	Banco Macro SA, Subordinated Notes:
650,000	6.750% (5-Year USD Swap Rate + 5.463)% due 11/4/26(b)	559,007
200,000	6.750% (5-Year USD Swap Rate + 5.463)% due 11/4/26(b)(c)	172,002
	Banco Mercantil del Norte SA, Junior Subordinated Notes:
500,000	6.875% (5-Year CMT Index + 5.035)% (b)(d)	504,375
800,000	7.625% (5-Year CMT Index + 5.353)% (b)(d)	814,000
200,000	Banco Nacional de Panama, Senior Unsecured Notes, 2.500% due 8/11/30(c)	202,000
200,000	Banco Santander SA, Senior Unsecured Notes, 4.379% due 4/12/28	228,932
	Bank of America Corp.:
	Senior Unsecured Notes:
430,000	3.004% (3-Month USD-LIBOR + 0.790)% due 12/20/23(b)	453,170
750,000	3.875% due 8/1/25	856,188
500,000	3.366% (3-Month USD-LIBOR + 0.810)% due 1/23/26(b)	549,698
100,000	2.015% (3-Month USD-LIBOR + 0.640)% due 2/13/26(b)	104,198
250,000	3.419% (3-Month USD-LIBOR + 1.040)% due 12/20/28(b)	279,375
250,000	3.974% (3-Month USD-LIBOR + 1.210)% due 2/7/30(b)	291,779
200,000	2.496% (3-Month USD-LIBOR + 0.990)% due 2/13/31(b)	210,747
200,000	2.592% (SOFR rate + 2.150)% due 4/29/31(b)	212,819
1,340,000	1.898% (SOFR rate + 1.530)% due 7/23/31(b)	1,351,924
100,000	4.443% (3-Month USD-LIBOR + 1.990)% due 1/20/48(b)	128,581
150,000	4.330% (3-Month USD-LIBOR + 1.520)% due 3/15/50(b)	194,025
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$300,000	4.083% (3-Month USD-LIBOR + 3.150)% due 3/20/51(b)	$373,462
250,000	Subordinated Notes, 7.750% due 5/14/38	414,246
200,000	Bank of Montreal, Senior Unsecured Notes, 1.850% due 5/1/25	209,991
	Bank of New York Mellon Corp., Senior Unsecured Notes:
250,000	3.450% due 8/11/23	271,954
250,000	3.400% due 1/29/28	290,418
	Bank of Nova Scotia, Senior Unsecured Notes:
500,000	2.700% due 3/7/22	519,393
520,000	1.625% due 5/1/23	535,336
520,000	3.400% due 2/11/24	568,262
	Barclays PLC, Senior Unsecured Notes:
200,000	4.610% (3-Month USD-LIBOR + 1.400)% due 2/15/23(b)	210,274
200,000	2.852% (3-Month USD-LIBOR + 2.452)% due 5/7/26(b)	211,179
250,000	4.950% due 1/10/47	335,455
	BBVA Bancomer SA, Subordinated Notes:
200,000	5.350% (5-Year CMT Index + 3.000)% due 11/12/29(b)	198,000
200,000	5.125% (5-Year CMT Index + 2.650)% due 1/18/33(b)	192,000
1,000,000	BDO Unibank Inc., Senior Unsecured Notes, 2.950% due 3/6/23	1,030,198
	Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
150,000	4.200% due 8/15/48	191,860
50,000	4.250% due 1/15/49	64,637
	Berkshire Hathaway Inc., Senior Unsecured Notes:
250,000	2.750% due 3/15/23	264,368
250,000	3.125% due 3/15/26	280,030
	Boston Properties LP, Senior Unsecured Notes:
100,000	3.200% due 1/15/25	108,686
1,610,000	3.650% due 2/1/26	1,797,039
250,000	3.400% due 6/21/29	273,668
100,000	Brighthouse Financial Inc., Senior Unsecured Notes, 3.700% due 6/22/27	105,111
100,000	Brixmor Operating Partnership LP, Senior Unsecured Notes, 3.900% due 3/15/27	104,569
	Brookfield Finance Inc., Company Guaranteed Notes:
350,000	4.000% due 4/1/24	386,188
50,000	4.850% due 3/29/29	59,550
250,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 3.100% due 4/2/24	270,780
	Capital One Financial Corp., Senior Unsecured Notes:
250,000	3.050% due 3/9/22	259,188
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$200,000	3.900% due 1/29/24	$218,656
250,000	3.750% due 3/9/27	277,308
125,000	CBRE Services Inc., Company Guaranteed Notes, 5.250% due 3/15/25	144,302
250,000	Charles Schwab Corp., Senior Unsecured Notes, 3.200% due 3/2/27	280,322
250,000	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	285,886
200,000	CIMB Bank Bhd, Senior Unsecured Notes, 1.048% (3-Month USD-LIBOR + 0.780)% due 10/9/24(b)	195,992
	Citigroup Inc.:
	Senior Unsecured Notes:
500,000	2.750% due 4/25/22	518,028
500,000	4.044% (3-Month USD-LIBOR + 1.023)% due 6/1/24(b)	544,244
300,000	3.106% (SOFR rate + 2.750)% due 4/8/26(b)	325,486
1,790,000	3.668% (3-Month USD-LIBOR + 1.390)% due 7/24/28(b)	2,020,929
200,000	3.980% (3-Month USD-LIBOR + 1.338)% due 3/20/30(b)	232,283
300,000	4.412% (SOFR rate + 3.914)% due 3/31/31(b)	364,346
100,000	5.316% (SOFR rate + 4.548)% due 3/26/41(b)	139,487
100,000	4.650% due 7/23/48	133,911
	Subordinated Notes:
250,000	4.450% due 9/29/27	290,192
100,000	5.300% due 5/6/44	134,130
150,000	4.750% due 5/18/46	191,622
250,000	Citizens Financial Group Inc., Senior Unsecured Notes, 2.850% due 7/27/26	275,859
100,000	CME Group Inc., Senior Unsecured Notes, 5.300% due 9/15/43	145,736
50,000	Comerica Inc., Senior Unsecured Notes, 4.000% due 2/1/29	57,660
875,000	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(c)	1,074,485
	Cooperatieve Rabobank UA:
	Company Guaranteed Notes:
250,000	4.375% due 8/4/25	285,067
250,000	3.750% due 7/21/26	281,828
250,000	Senior Unsecured Notes, 2.750% due 1/10/23	263,671
225,000	Credit Acceptance Corp., Company Guaranteed Notes, 6.625% due 3/15/26	240,750
	Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
300,000	3.800% due 6/9/23	324,016
250,000	3.750% due 3/26/25	276,830
250,000	4.550% due 4/17/26	293,183
	Credito Real SAB de CV SOFOM ER:
300,000	Company Guaranteed Notes, 9.500% due 2/7/26(c)	281,250
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$803,000	Junior Subordinated Notes, 9.125% (5-Year CMT Index + 7.026)% (b)(d)	$632,122
	Crown Castle International Corp., Senior Unsecured Notes:
300,000	3.150% due 7/15/23	320,633
100,000	3.650% due 9/1/27	113,247
795,000	4.300% due 2/15/29	938,627
100,000	4.000% due 11/15/49	116,445
50,000	CubeSmart LP, Company Guaranteed Notes, 3.000% due 2/15/30	53,440
	DBS Group Holdings Ltd.:
1,350,000	Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390)% (b)(d)	1,368,562
200,000	Senior Unsecured Notes, 0.865% (3-Month USD-LIBOR + 0.620)% due 7/25/22(b)	201,128
300,000	Subordinated Notes, 4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590)% due 12/11/28(b)	326,466
500,000	Deutsche Bank AG, Senior Unsecured Notes, 3.950% due 2/27/23	528,271
250,000	Digital Realty Trust LP, Company Guaranteed Notes, 3.600% due 7/1/29	288,752
1,100,000	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	1,224,561
40,000	Duke Realty LP, Senior Unsecured Notes, 2.875% due 11/15/29	43,912
200,000	Enstar Group Ltd., Senior Unsecured Notes, 4.500% due 3/10/22	209,166
	Equinix Inc., Senior Unsecured Notes:
30,000	2.625% due 11/18/24	32,104
35,000	3.200% due 11/18/29	38,609
200,000	2.150% due 7/15/30	205,094
	Equitable Holdings Inc., Senior Unsecured Notes:
250,000	3.900% due 4/20/23	269,363
50,000	5.000% due 4/20/48	59,019
250,000	ERP Operating LP, Senior Unsecured Notes, 3.000% due 7/1/29	277,815
190,000	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(c)	192,850
100,000	Essex Portfolio LP, Company Guaranteed Notes, 2.650% due 3/15/32	105,816
150,000	Federal Realty Investment Trust, Senior Unsecured Notes, 3.200% due 6/15/29	158,010
250,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.950% due 3/14/28	294,154
250,000	First Republic Bank, Senior Unsecured Notes, 1.912% (SOFR rate + 0.620)% due 2/12/24(b)	257,362
200,000	GE Capital Funding LLC, Company Guaranteed Notes, 4.400% due 5/15/30(c)	210,807
	GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
250,000	3.373% due 11/15/25	264,941
200,000	4.418% due 11/15/35	206,496
	Gilex Holding SARL, Senior Secured Notes:
200,000	8.500% due 5/2/23(c)	205,002
450,000	8.500% due 5/2/23	461,254
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$195,000	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% due 9/15/24(c)(e)	$114,962
1,200,000	Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	1,231,380
100,000	Globe Life Inc., Senior Unsecured Notes, 2.150% due 8/15/30	100,490
150,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	165,897
	Goldman Sachs Group Inc.:
	Senior Unsecured Notes:
500,000	2.350% due 11/15/21	502,016
200,000	5.750% due 1/24/22	214,677
500,000	3.000% due 4/26/22	508,177
1,645,000	1.450% (3-Month USD-LIBOR + 1.170)% due 5/15/26(b)	1,663,095
300,000	4.223% (3-Month USD-LIBOR + 1.301)% due 5/1/29(b)	352,407
300,000	4.750% due 10/21/45	398,466
	Subordinated Notes:
250,000	4.250% due 10/21/25	284,597
175,000	6.750% due 10/1/37	255,668
250,000	5.150% due 5/22/45	331,282
400,000	Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	410,000
100,000	Hartford Financial Services Group Inc., Senior Unsecured Notes, 3.600% due 8/19/49	111,664
100,000	Healthcare Trust of America Holdings LP, Company Guaranteed Notes, 3.100% due 2/15/30	105,570
150,000	Healthpeak Properties Inc., Senior Unsecured Notes, 3.500% due 7/15/29	168,223
100,000	Highwoods Realty LP, Senior Unsecured Notes, 3.050% due 2/15/30	103,405
	Host Hotels & Resorts LP, Senior Unsecured Notes:
100,000	3.875% due 4/1/24	103,929
50,000	3.375% due 12/15/29	48,570
	HSBC Holdings PLC:
	Senior Unsecured Notes:
500,000	3.262% (3-Month USD-LIBOR + 1.055)% due 3/13/23(b)	519,975
200,000	3.600% due 5/25/23	215,043
250,000	4.041% (3-Month USD-LIBOR + 1.546)% due 3/13/28(b)	280,971
200,000	4.583% (3-Month USD-LIBOR + 1.535)% due 6/19/29(b)	233,487
200,000	4.950% due 3/31/30	246,039
200,000	3.973% (3-Month USD-LIBOR + 1.610)% due 5/22/30(b)	227,386
250,000	Subordinated Notes, 5.250% due 3/14/44	324,644
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$200,000	Huntington Bancshares Inc., Senior Unsecured Notes, 2.625% due 8/6/24	$214,101
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
255,000	6.250% due 5/15/26	272,212
135,000	5.250% due 5/15/27	143,437
300,000	Industrial Senior Trust, Company Guaranteed Notes, 5.500% due 11/1/22	311,253
	ING Groep NV, Senior Unsecured Notes:
500,000	3.150% due 3/29/22	520,114
300,000	4.100% due 10/2/23	331,124
	Intercontinental Exchange Inc.:
	Senior Unsecured Notes:
200,000	2.100% due 6/15/30	207,052
25,000	4.250% due 9/21/48	31,275
200,000	3.000% due 9/15/60	206,588
250,000	Company Guaranteed Notes, 3.750% due 12/1/25	284,501
	Iron Mountain Inc., Company Guaranteed Notes:
70,000	4.875% due 9/15/29(c)	72,730
100,000	4.500% due 2/15/31(c)	102,687
105,000	iStar Inc., Senior Unsecured Notes, 4.750% due 10/1/24	104,212
100,000	Jefferies Group LLC/Jefferies Group Capital Finance Inc., Senior Unsecured Notes, 4.850% due 1/15/27	113,491
	JPMorgan Chase & Co.:
	Senior Unsecured Notes:
750,000	4.500% due 1/24/22	793,259
250,000	2.972% due 1/15/23	258,817
300,000	3.207% (3-Month USD-LIBOR + 0.695)% due 4/1/23(b)	312,865
100,000	2.005% (SOFR rate + 1.585)% due 3/13/26(b)	104,299
100,000	2.083% (SOFR rate + 1.850)% due 4/22/26(b)	104,936
250,000	3.782% (3-Month USD-LIBOR + 1.337)% due 2/1/28(b)	286,434
250,000	3.509% (3-Month USD-LIBOR + 0.945)% due 1/23/29(b)	282,474
250,000	4.005% (3-Month USD-LIBOR + 1.120)% due 4/23/29(b)	291,008
100,000	2.522% (SOFR rate + 2.040)% due 4/22/31(b)	107,070
250,000	3.882% (3-Month USD-LIBOR + 1.360)% due 7/24/38(b)	299,946
100,000	3.109% (SOFR rate + 2.460)% due 4/22/41(b)	110,027
150,000	5.400% due 1/6/42	218,742
200,000	4.260% (3-Month USD-LIBOR + 1.580)% due 2/22/48(b)	253,143
100,000	3.964% (3-Month USD-LIBOR + 1.380)% due 11/15/48(b)	122,730
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$200,000	3.109% (SOFR rate + 2.440)% due 4/22/51(b)	$215,080
	Subordinated Notes:
200,000	3.875% due 9/10/24	222,789
200,000	3.625% due 12/1/27	224,977
250,000	KeyBank NA, Senior Unsecured Notes, 3.375% due 3/7/23	267,453
100,000	KeyCorp, Senior Unsecured Notes, 2.550% due 10/1/29	106,511
100,000	Kilroy Realty LP, Company Guaranteed Notes, 3.050% due 2/15/30	103,902
200,000	Kimco Realty Corp., Senior Unsecured Notes, 3.800% due 4/1/27	218,153
	Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
500,000	2.500% due 2/15/22	516,510
500,000	2.125% due 3/7/22	514,498
500,000	1.750% due 8/22/22	515,155
500,000	2.375% due 12/29/22	524,956
200,000	1.625% due 2/15/23	206,835
100,000	2.500% due 11/20/24	109,087
250,000	2.875% due 4/3/28	291,645
	Landwirtschaftliche Rentenbank, Government Guaranteed Notes:
250,000	2.375% due 6/10/25	272,882
75,000	1.750% due 7/27/26	80,220
250,000	Lincoln National Corp., Senior Unsecured Notes, 3.800% due 3/1/28	283,327
200,000	Lloyds Banking Group PLC, Subordinated Notes, 4.344% due 1/9/48	249,111
50,000	Loews Corp., Senior Unsecured Notes, 4.125% due 5/15/43	56,475
	Macquarie Group Ltd., Senior Unsecured Notes:
520,000	3.189% (3-Month USD-LIBOR + 1.023)% due 11/28/23(b)(c)	544,175
1,275,000	4.150% (3-Month USD-LIBOR + 1.330)% due 3/27/24(b)(c)	1,371,545
1,300,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542)% due 10/29/26(b)	1,326,975
250,000	Manulife Financial Corp., Subordinated Notes, 4.061% (5-Year USD 1100 Run ICE Swap Rate + 1.647)% due 2/24/32(b)	266,855
	Markel Corp., Senior Unsecured Notes:
95,000	3.350% due 9/17/29	103,829
50,000	5.000% due 5/20/49	65,438
	Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
100,000	3.875% due 3/15/24	110,775
100,000	4.900% due 3/15/49	140,395
815,000	Massachusetts Mutual Life Insurance Co., Subordinated Notes, 3.375% due 4/15/50(c)	842,323
	Mastercard Inc., Senior Unsecured Notes:
200,000	3.350% due 3/26/30	234,551
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$100,000	3.950% due 2/26/48	$125,049
	MetLife Inc., Senior Unsecured Notes:
100,000	3.600% due 4/10/24	111,257
250,000	4.600% due 5/13/46	327,678
500,000	Mexarrend SAPI de CV, Senior Unsecured Notes, 10.250% due 7/24/24(c)	376,250
235,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 5.750% due 2/1/27	259,969
250,000	Mid-America Apartments LP, Senior Unsecured Notes, 3.750% due 6/15/24	271,821
	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes:
500,000	2.998% due 2/22/22	518,786
900,000	0.981% (3-Month USD-LIBOR + 0.740)% due 3/2/23(b)	902,954
200,000	3.407% due 3/7/24	217,903
250,000	3.741% due 3/7/29	288,223
200,000	3.195% due 7/18/29	222,078
	Mizuho Financial Group Inc., Senior Unsecured Notes:
250,000	2.953% due 2/28/22	259,090
250,000	3.663% due 2/28/27	281,673
	Morgan Stanley:
	Senior Unsecured Notes:
500,000	2.625% due 11/17/21	513,476
500,000	3.125% due 1/23/23	530,126
1,600,000	3.737% (3-Month USD-LIBOR + 0.847)% due 4/24/24(b)	1,728,733
100,000	2.188% (SOFR rate + 1.990)% due 4/28/26(b)	105,195
250,000	3.591% (3-Month USD-LIBOR + 1.340)% due 7/22/28(b)	282,311
150,000	3.772% (3-Month USD-LIBOR + 1.140)% due 1/24/29(b)	172,284
100,000	3.622% (SOFR rate + 3.120)% due 4/1/31(b)	116,132
250,000	6.375% due 7/24/42	395,717
100,000	5.597% (SOFR rate + 4.840)% due 3/24/51(b)	153,677
250,000	Subordinated Notes, 4.350% due 9/8/26	291,847
260,000	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 5.000% due 10/15/27	274,950
300,000	Multibank Inc., Senior Unsecured Notes, 4.375% due 11/9/22	305,253
250,000	National Australia Bank Ltd., Senior Unsecured Notes, 3.375% due 1/14/26	283,036
100,000	National Retail Properties Inc., Senior Unsecured Notes, 2.500% due 4/15/30	98,219
	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes:
30,000	6.000% due 1/15/27(c)	31,809
150,000	5.500% due 8/15/28(c)	157,762
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	Natwest Group PLC, Senior Unsecured Notes:
$200,000	3.875% due 9/12/23	$217,018
250,000	4.892% (3-Month USD-LIBOR + 1.754)% due 5/18/29(b)	297,471
200,000	4.445% (3-Month USD-LIBOR + 1.871)% due 5/8/30(b)	234,962
	Navient Corp., Senior Unsecured Notes:
300,000	6.500% due 6/15/22	312,750
100,000	5.000% due 3/15/27	96,586
	NFP Corp.:
20,000	Senior Secured Notes, 7.000% due 5/15/25(c)	21,500
135,000	Senior Unsecured Notes, 6.875% due 8/15/28(c)	141,156
200,000	Nomura Holdings Inc., Senior Unsecured Notes, 2.679% due 7/16/30	207,591
400,000	NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25(c)	401,854
200,000	Northern Trust Corp., Subordinated Notes, 3.950% due 10/30/25	231,894
1,250,000	Nuveen Finance LLC, Senior Unsecured Notes, 4.125% due 11/1/24(c)	1,418,047
500,000	Oesterreichische Kontrollbank AG, Government Guaranteed Notes, 1.500% due 2/12/25	523,534
100,000	Omega Healthcare Investors Inc., Company Guaranteed Notes, 4.500% due 4/1/27	106,010
	OneMain Finance Corp., Company Guaranteed Notes:
115,000	7.125% due 3/15/26	131,962
40,000	6.625% due 1/15/28	45,660
90,000	5.375% due 11/15/29	95,737
450,000	Operadora de Servicios Mega SA de CV Sofom ER, Senior Unsecured Notes, 8.250% due 2/11/25(c)	396,000
800,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.250% due 6/19/24	879,406
500,000	PNC Bank NA, Senior Unsecured Notes, 2.625% due 2/17/22	515,742
	PNC Financial Services Group Inc.:
200,000	Senior Unsecured Notes, 2.550% due 1/22/30	217,221
150,000	Subordinated Notes, 3.900% due 4/29/24	166,221
250,000	Principal Financial Group Inc., Company Guaranteed Notes, 3.700% due 5/15/29	291,116
125,000	Progressive Corp., Senior Unsecured Notes, 4.125% due 4/15/47	161,375
100,000	Prologis LP, Senior Unsecured Notes, 2.250% due 4/15/30	106,473
	Prudential Financial Inc.:
	Senior Unsecured Notes:
143,000	3.935% due 12/7/49	162,516
100,000	3.700% due 3/13/51	111,303
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$250,000	Junior Subordinated Notes, 5.625% (3-Month USD-LIBOR + 3.920)% due 6/15/43(b)	$268,384
1,500,000	Radiant Access Ltd., Company Guaranteed Notes, 4.600%(d)	1,496,250
75,000	Realogy Group LLC/Realogy Co.-Issuer Corp., Secured Notes, 7.625% due 6/15/25(c)	78,890
75,000	Regency Centers LP, Company Guaranteed Notes, 4.400% due 2/1/47	84,464
200,000	Regions Financial Corp., Senior Unsecured Notes, 3.800% due 8/14/23	218,112
	Royal Bank of Canada:
1,995,000	Senior Unsecured Notes, 2.550% due 7/16/24	2,144,686
250,000	Subordinated Notes, 4.650% due 1/27/26	296,036
200,000	Sabra Health Care LP, Company Guaranteed Notes, 5.125% due 8/15/26	217,792
	Santander Holdings USA Inc., Senior Unsecured Notes:
250,000	3.700% due 3/28/22	259,711
835,000	3.400% due 1/18/23	876,037
200,000	3.500% due 6/7/24	215,146
250,000	Santander UK Group Holdings PLC, Senior Unsecured Notes, 3.373% (3-Month USD-LIBOR + 1.080)% due 1/5/24(b)	263,035
1,500,000	SBA Tower Trust, Asset Backed, 3.168% due 4/11/22(c)	1,518,926
	Simon Property Group LP, Senior Unsecured Notes:
100,000	3.375% due 10/1/24	108,483
100,000	2.450% due 9/13/29	99,981
50,000	4.250% due 11/30/46	55,266
65,000	3.250% due 9/13/49	60,791
	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes:
697,533	zero coupon, due 12/5/22(c)	676,614
507,297	zero coupon, due 12/5/22	492,083
200,000	State Street Corp., Senior Unsecured Notes, 2.400% due 1/24/30	217,032
	Sumitomo Mitsui Financial Group Inc.:
	Senior Unsecured Notes:
250,000	2.778% due 10/18/22	261,821
630,000	1.013% (3-Month USD-LIBOR + 0.740)% due 1/17/23(b)	632,416
250,000	3.102% due 1/17/23	265,102
200,000	2.448% due 9/27/24	212,795
100,000	2.632% due 7/14/26	108,637
250,000	Subordinated Notes, 3.202% due 9/17/29	271,262
200,000	SURA Asset Management SA, Company Guaranteed Notes, 4.875% due 4/17/24	218,244
350,000	Synchrony Bank, Senior Unsecured Notes, 3.000% due 6/15/22	361,743
250,000	Toronto-Dominion Bank, Senior Unsecured Notes, 3.250% due 3/11/24	272,675
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	Travelers Cos., Inc., Senior Unsecured Notes:
$125,000	5.350% due 11/1/40	$174,645
100,000	4.100% due 3/4/49	124,882
	Truist Bank:
250,000	Senior Unsecured Notes, 3.200% due 4/1/24	272,968
250,000	Subordinated Notes, 2.636% (5-Year CMT Index + 1.150)% due 9/17/29(b)	258,695
500,000	Truist Financial Corp., Senior Unsecured Notes, 2.750% due 4/1/22	518,169
100,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	111,092
1,700,000	Unifin Financiera SAB de CV, Junior Subordinated Notes, 8.875% (5-Year CMT Index + 6.308)%(b)(d)	1,130,500
	United Overseas Bank Ltd.:
300,000	Junior Subordinated Notes, 3.875% (5-Year USD Swap Rate + 1.794)%(b)(d)	306,000
1,000,000	Subordinated Notes, 3.500% (5-Year USD Swap Rate + 2.236)% due 9/16/26(b)	1,020,740
100,000	Unum Group, Senior Unsecured Notes, 4.000% due 6/15/29	109,290
	US Bancorp, Senior Unsecured Notes:
750,000	2.625% due 1/24/22	773,385
400,000	1.375% due 7/22/30	396,035
100,000	Ventas Realty LP, Company Guaranteed Notes, 4.375% due 2/1/45	103,118
200,000	VEREIT Operating Partnership LP, Company Guaranteed Notes, 3.400% due 1/15/28	206,984
	VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes:
25,000	3.750% due 2/15/27(c)	24,937
125,000	4.125% due 8/15/30(c)	125,275
	Visa Inc., Senior Unsecured Notes:
650,000	2.800% due 12/14/22	685,850
200,000	2.050% due 4/15/30	212,533
100,000	4.150% due 12/14/35	129,727
100,000	4.300% due 12/14/45	132,455
200,000	Voya Financial Inc., Company Guaranteed Notes, 3.650% due 6/15/26	226,312
	Wells Fargo & Co.:
	Senior Unsecured Notes:
550,000	2.625% due 7/22/22	572,145
1,060,000	3.069% due 1/24/23	1,096,601
250,000	3.000% due 4/22/26	274,155
200,000	3.000% due 10/23/26	220,664
1,125,000	3.584% (3-Month USD-LIBOR + 1.310)% due 5/22/28(b)	1,260,209
250,000	4.150% due 1/24/29	294,710
200,000	5.013% (3-Month USD-LIBOR + 4.240)% due 4/4/51(b)	272,270
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	Subordinated Notes:
$500,000	3.450% due 2/13/23	$531,570
200,000	4.900% due 11/17/45	254,220
250,000	4.400% due 6/14/46	298,526
250,000	4.750% due 12/7/46	315,248
1,670,000	Welltower Inc., Senior Unsecured Notes, 4.125% due 3/15/29	1,875,683
250,000	Western Union Co., Senior Unsecured Notes, 3.600% due 3/15/22	260,277
	Westpac Banking Corp., Senior Unsecured Notes:
250,000	3.650% due 5/15/23	271,272
200,000	2.350% due 2/19/25	213,771
250,000	3.350% due 3/8/27	286,980
100,000	2.650% due 1/16/30	110,820
75,000	WeWork Cos., Inc., Company Guaranteed Notes, 7.875% due 5/1/25(c)	49,875
250,000	Weyerhaeuser Co., Senior Unsecured Notes, 4.625% due 9/15/23	278,374
	Willis North America Inc., Company Guaranteed Notes:
50,000	4.500% due 9/15/28	59,551
100,000	2.950% due 9/15/29	108,251
745,000	3.875% due 9/15/49	856,167
55,000	XHR LP, Senior Secured Notes, 6.375% due 8/15/25(c)	56,444
250,000	Zions Bancorp NA, Subordinated Notes, 3.250% due 10/29/29	249,899
	Total Financial	117,837,741
Government – 0.4%
250,000	African Development Bank, Senior Unsecured Notes, 1.625% due 9/16/22	257,153
	Asian Development Bank, Senior Unsecured Notes:
1,500,000	2.000% due 2/16/22	1,537,816
500,000	1.875% due 1/24/30	546,208
	European Investment Bank, Senior Unsecured Notes:
1,400,000	2.625% due 5/20/22	1,457,561
500,000	3.250% due 1/29/24	550,292
250,000	2.625% due 3/15/24	270,573
500,000	2.250% due 6/24/24	537,121
	Inter-American Development Bank, Senior Unsecured Notes:
200,000	0.500% due 5/24/23	201,345
500,000	0.875% due 4/3/25	510,410
500,000	2.375% due 7/7/27	556,450
200,000	4.375% due 1/24/44	305,140
500,000	International Finance Corp., Senior Unsecured Notes, 2.875% due 7/31/23	537,845
300,000	Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	324,138
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Government – (continued)
$500,000	Svensk Exportkredit AB, Senior Unsecured Notes, 2.375% due 3/9/22	$515,555
	Total Government	8,107,607
Industrial – 1.5%
	3M Co., Senior Unsecured Notes:
250,000	2.750% due 3/1/22	259,225
250,000	3.375% due 3/1/29	287,554
100,000	3.250% due 8/26/49	113,245
130,000	Advanced Drainage Systems Inc., Company Guaranteed Notes, 5.000% due 9/30/27(c)	135,574
255,000	AECOM, Company Guaranteed Notes, 5.125% due 3/15/27	279,620
65,000	Agilent Technologies Inc., Senior Unsecured Notes, 2.750% due 9/15/29	70,301
100,000	Allegion PLC, Company Guaranteed Notes, 3.500% due 10/1/29	108,883
100,000	Amphenol Corp., Senior Unsecured Notes, 2.800% due 2/15/30	109,565
615,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	672,417
230,000	Berry Global Inc., Secured Notes, 5.625% due 7/15/27(c)	243,225
	Boeing Co., Senior Unsecured Notes:
500,000	2.125% due 3/1/22	503,869
200,000	4.875% due 5/1/25	217,556
100,000	3.200% due 3/1/29	99,095
200,000	5.150% due 5/1/30	223,933
100,000	5.705% due 5/1/40	115,943
250,000	3.650% due 3/1/47	215,602
250,000	5.805% due 5/1/50	298,652
	Bombardier Inc., Senior Unsecured Notes:
105,000	6.000% due 10/15/22(c)	89,250
110,000	7.875% due 4/15/27(c)	79,717
	Builders FirstSource Inc.:
140,000	Company Guaranteed Notes, 5.000% due 3/1/30(c)	149,450
64,000	Senior Secured Notes, 6.750% due 6/1/27(c)	69,760
	Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
150,000	3.250% due 6/15/27	170,722
100,000	4.150% due 4/1/45	126,025
250,000	4.125% due 6/15/47	313,750
100,000	3.550% due 2/15/50	118,662
95,000	BWX Technologies Inc., Company Guaranteed Notes, 4.125% due 6/30/28(c)	99,037
100,000	Canadian National Railway Co., Senior Unsecured Notes, 4.450% due 1/20/49	137,026
	Canadian Pacific Railway Co.:
250,000	Company Guaranteed Notes, 4.000% due 6/1/28	294,627
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$100,000	Senior Unsecured Notes, 2.900% due 2/1/25	$109,153
660,000	Carrier Global Corp., Senior Unsecured Notes, 3.577% due 4/5/50(c)	699,291
	Caterpillar Inc., Senior Unsecured Notes:
1,510,000	3.400% due 5/15/24	1,658,102
250,000	2.600% due 9/19/29	274,440
100,000	3.803% due 8/15/42	122,465
100,000	3.250% due 4/9/50	112,168
	Clean Harbors Inc., Company Guaranteed Notes:
250,000	4.875% due 7/15/27(c)	262,280
45,000	5.125% due 7/15/29(c)	49,424
270,000	Colfax Corp., Company Guaranteed Notes, 6.375% due 2/15/26(c)	290,250
135,000	Crown Americas LLC/Crown Americas Capital Corp. IV, Company Guaranteed Notes, 4.500% due 1/15/23	141,753
	CSX Corp., Senior Unsecured Notes:
250,000	2.600% due 11/1/26	274,337
100,000	4.300% due 3/1/48	126,045
745,000	3.350% due 9/15/49	833,647
200,000	4.500% due 8/1/54	262,123
100,000	Deere & Co., Senior Unsecured Notes, 3.750% due 4/15/50	122,694
100,000	Eaton Corp., Company Guaranteed Notes, 4.150% due 11/2/42	124,562
165,000	Energizer Holdings Inc., Company Guaranteed Notes, 7.750% due 1/15/27(c)	180,722
	FedEx Corp., Company Guaranteed Notes:
300,000	3.400% due 1/14/22	312,023
100,000	3.300% due 3/15/27	110,338
310,000	4.750% due 11/15/45	376,921
200,000	4.400% due 1/15/47	229,945
100,000	5.250% due 5/15/50	131,561
200,000	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	230,600
225,000	Flex Acquisition Co., Inc., Senior Unsecured Notes, 6.875% due 1/15/25(c)	229,342
100,000	Fortune Brands Home & Security Inc., Senior Unsecured Notes, 3.250% due 9/15/29	111,566
265,000	frontdoor Inc., Company Guaranteed Notes, 6.750% due 8/15/26(c)	284,875
160,000	Gates Global LLC/Gates Corp., Company Guaranteed Notes, 6.250% due 1/15/26(c)	164,800
100,000	GATX Corp., Senior Unsecured Notes, 3.850% due 3/30/27	108,336
	General Dynamics Corp., Company Guaranteed Notes:
100,000	3.625% due 4/1/30	118,595
100,000	4.250% due 4/1/40	125,418
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
	General Electric Co., Senior Unsecured Notes:
$200,000	3.450% due 5/1/27	$212,335
100,000	3.625% due 5/1/30	102,948
200,000	6.750% due 3/15/32	250,496
430,000	5.875% due 1/14/38	496,568
12,000	4.125% due 10/9/42	12,035
100,000	4.350% due 5/1/50	101,606
	GFL Environmental Inc.:
	Senior Secured Notes:
65,000	4.250% due 6/1/25(c)	66,219
105,000	3.750% due 8/1/25(c)	105,651
160,000	5.125% due 12/15/26(c)	168,934
54,000	Senior Unsecured Notes, 8.500% due 5/1/27(c)	58,745
310,000	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	328,987
85,000	Hillman Group Inc., Company Guaranteed Notes, 6.375% due 7/15/22(c)	83,300
	Honeywell International Inc., Senior Unsecured Notes:
500,000	1.850% due 11/1/21	508,304
75,000	2.500% due 11/1/26	82,578
100,000	2.800% due 6/1/50	108,056
100,000	Howmet Aerospace Inc., Senior Unsecured Notes, 6.875% due 5/1/25	114,264
100,000	Illinois Tool Works Inc., Senior Unsecured Notes, 2.650% due 11/15/26	111,403
20,000	Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co.-Issuer LLC, Senior Secured Notes, 6.000% due 9/15/28(c)	20,400
240,000	Jeld-Wen Inc., Company Guaranteed Notes, 4.625% due 12/15/25(c)	241,200
	John Deere Capital Corp., Senior Unsecured Notes:
500,000	2.950% due 4/1/22	520,761
100,000	2.250% due 9/14/26	108,540
250,000	2.800% due 9/8/27	278,868
100,000	Johnson Controls International PLC, Senior Unsecured Notes, 4.500% due 2/15/47	120,075
	Kansas City Southern, Company Guaranteed Notes:
60,000	2.875% due 11/15/29	62,270
75,000	3.500% due 5/1/50	77,125
30,000	Kenan Advantage Group Inc., Senior Unsecured Notes, 7.875% due 7/31/23(c)	28,569
160,000	Kratos Defense & Security Solutions Inc., Senior Secured Notes, 6.500% due 11/30/25(c)	168,000
250,000	L3Harris Technologies Inc., Senior Unsecured Notes, 4.400% due 6/15/28	298,133
	Lockheed Martin Corp., Senior Unsecured Notes:
250,000	3.550% due 1/15/26	285,360
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$150,000	4.700% due 5/15/46	$204,463
155,000	Masonite International Corp., Company Guaranteed Notes, 5.750% due 9/15/26(c)	162,728
	Norfolk Southern Corp., Senior Unsecured Notes:
250,000	2.900% due 6/15/26	277,666
250,000	3.800% due 8/1/28	295,882
100,000	3.400% due 11/1/49	110,936
	Northrop Grumman Corp., Senior Unsecured Notes:
200,000	2.550% due 10/15/22	209,215
200,000	4.030% due 10/15/47	243,566
100,000	Otis Worldwide Corp., Senior Unsecured Notes, 2.565% due 2/15/30(c)	106,691
100,000	Owens Corning, Senior Unsecured Notes, 3.400% due 8/15/26	107,676
	Parker-Hannifin Corp., Senior Unsecured Notes:
100,000	3.250% due 3/1/27	110,344
150,000	4.100% due 3/1/47	181,149
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
40,000	3.400% due 11/15/26(c)	43,902
300,000	4.200% due 4/1/27(c)	337,829
50,000	PerkinElmer Inc., Senior Unsecured Notes, 3.300% due 9/15/29	55,450
	Raytheon Technologies Corp., Senior Unsecured Notes:
100,000	3.200% due 3/15/24(c)	108,080
75,000	3.950% due 8/16/25	85,793
200,000	4.450% due 11/16/38	246,640
100,000	4.500% due 6/1/42	126,580
125,000	3.750% due 11/1/46	143,964
200,000	4.625% due 11/16/48	262,217
	Republic Services Inc., Senior Unsecured Notes:
250,000	2.500% due 8/15/24	267,020
100,000	3.050% due 3/1/50	106,325
25,000	Rockwell Automation Inc., Senior Unsecured Notes, 4.200% due 3/1/49	32,974
	Roper Technologies Inc., Senior Unsecured Notes:
25,000	1.000% due 9/15/25	25,159
570,000	4.200% due 9/15/28	683,367
250,000	2.950% due 9/15/29	274,183
	Ryder System Inc., Senior Unsecured Notes:
300,000	2.800% due 3/1/22	309,441
30,000	2.500% due 9/1/24	31,727
90,000	2.900% due 12/1/26	96,679
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$225,000	Silgan Holdings Inc., Senior Unsecured Notes, 4.125% due 2/1/28	$233,156
100,000	Snap-on Inc., Senior Unsecured Notes, 3.100% due 5/1/50	104,860
250,000	Stanley Black & Decker Inc., Senior Unsecured Notes, 3.400% due 3/1/26	282,974
200,000	Stevens Holding Co., Inc., Company Guaranteed Notes, 6.125% due 10/1/26(c)	215,500
797,025	Stoneway Capital Corp., Senior Secured Notes, 10.000% due 3/1/27(f)	382,580
200,000	Tecnoglass Inc., Company Guaranteed Notes, 8.200% due 1/31/22	209,000
215,000	Tervita Corp., Secured Notes, 7.625% due 12/1/21(c)	180,600
	Textron Inc., Senior Unsecured Notes:
100,000	3.000% due 6/1/30	104,916
1,330,000	2.450% due 3/15/31	1,315,699
55,000	Titan Acquisition Ltd./Titan Co.-Borrower LLC, Senior Unsecured Notes, 7.750% due 4/15/26(c)	55,413
250,000	Trane Technologies Luxembourg Finance SA, Company Guaranteed Notes, 3.800% due 3/21/29	292,611
	TransDigm Inc.:
	Company Guaranteed Notes:
140,000	6.375% due 6/15/26	143,126
125,000	5.500% due 11/15/27	122,025
	Senior Secured Notes:
35,000	8.000% due 12/15/25(c)	38,063
220,000	6.250% due 3/15/26(c)	232,146
140,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 6.625% due 11/1/25(c)	138,250
	Triumph Group Inc.:
109,000	Company Guaranteed Notes, 7.750% due 8/15/25	64,583
55,000	Secured Notes, 6.250% due 9/15/24(c)	44,991
200,000	Trivium Packaging Finance BV, Senior Secured Notes, 5.500% due 8/15/26(c)	210,924
	Union Pacific Corp., Senior Unsecured Notes:
200,000	3.950% due 9/10/28	237,641
250,000	3.350% due 8/15/46	270,883
590,000	4.300% due 3/1/49	758,719
150,000	3.250% due 2/5/50	164,338
125,000	3.875% due 2/1/55	150,345
	United Parcel Service Inc., Senior Unsecured Notes:
200,000	4.450% due 4/1/30	251,442
150,000	3.750% due 11/15/47	180,545
50,000	5.300% due 4/1/50	73,529
200,000	Vertical US Newco Inc., Senior Secured Notes, 5.250% due 7/15/27(c)	208,250
100,000	Vulcan Materials Co., Senior Unsecured Notes, 4.500% due 6/15/47	115,989
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$100,000	Waste Management Inc., Company Guaranteed Notes, 4.150% due 7/15/49	$125,551
130,000	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(c)	133,539
	WRKCo Inc., Company Guaranteed Notes:
740,000	3.750% due 3/15/25	831,576
250,000	4.900% due 3/15/29	307,648
	Total Industrial	32,330,849
Technology – 1.1%
625,000	Activision Blizzard Inc., Senior Unsecured Notes, 2.500% due 9/15/50	586,328
	Apple Inc., Senior Unsecured Notes:
130,000	1.700% due 9/11/22	133,866
500,000	2.850% due 2/23/23	529,247
300,000	2.400% due 5/3/23	316,660
250,000	3.000% due 2/9/24	270,467
200,000	2.050% due 9/11/26	215,013
250,000	3.350% due 2/9/27	286,108
150,000	3.000% due 6/20/27	169,137
95,000	2.200% due 9/11/29	102,673
1,675,000	1.250% due 8/20/30	1,673,432
100,000	4.375% due 5/13/45	131,249
100,000	4.650% due 2/23/46	136,873
150,000	4.250% due 2/9/47	197,085
250,000	3.750% due 11/13/47	301,868
100,000	2.650% due 5/11/50	102,729
100,000	Applied Materials Inc., Senior Unsecured Notes, 4.350% due 4/1/47	135,083
	Ascend Learning LLC, Senior Unsecured Notes:
205,000	6.875% due 8/1/25(c)	211,150
125,000	6.875% due 8/1/25(c)	128,750
60,000	Banff Merger Sub Inc., Senior Unsecured Notes, 9.750% due 9/1/26(c)	63,981
115,000	Black Knight InfoServ LLC, Company Guaranteed Notes, 3.625% due 9/1/28(c)	116,474
15,000	Boxer Parent Co., Inc., Senior Secured Notes, 7.125% due 10/2/25(c)	16,295
100,000	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.625% due 1/15/24	107,978
	Broadcom Inc., Company Guaranteed Notes:
200,000	4.700% due 4/15/25	228,558
795,000	3.150% due 11/15/25	860,619
200,000	4.250% due 4/15/26	226,766
250,000	4.750% due 4/15/29	292,441
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
$100,000	5.000% due 4/15/30	$118,852
100,000	4.300% due 11/15/32	115,268
75,000	BY Crown Parent LLC/BY Bond Finance Inc., Senior Secured Notes, 4.250% due 1/31/26(c)	76,586
45,000	Camelot Finance SA, Senior Secured Notes, 4.500% due 11/1/26(c)	46,562
60,000	Castle US Holding Corp., Senior Unsecured Notes, 9.500% due 2/15/28(c)	57,000
	Dell International LLC/EMC Corp., Senior Secured Notes:
100,000	5.450% due 6/15/23(c)	110,433
250,000	6.020% due 6/15/26(c)	294,327
100,000	5.300% due 10/1/29(c)	114,051
100,000	8.100% due 7/15/36(c)	132,874
	Dun & Bradstreet Corp.:
92,000	Company Guaranteed Notes, 10.250% due 2/15/27(c)	104,880
100,000	Senior Secured Notes, 6.875% due 8/15/26(c)	108,500
150,000	DXC Technology Co., Senior Unsecured Notes, 4.750% due 4/15/27	167,024
	Fiserv Inc., Senior Unsecured Notes:
200,000	3.200% due 7/1/26	224,187
250,000	3.500% due 7/1/29	284,338
360,000	Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 SARL/Greeneden US Ho, Company Guaranteed Notes, 10.000% due 11/30/24(c)	382,500
	Hewlett Packard Enterprise Co., Senior Unsecured Notes:
250,000	2.250% due 4/1/23	259,194
150,000	6.200% due 10/15/35	187,219
100,000	HP Inc., Senior Unsecured Notes, 6.000% due 9/15/41	122,482
	Intel Corp., Senior Unsecured Notes:
500,000	2.700% due 12/15/22	528,039
50,000	3.400% due 3/25/25	56,101
250,000	4.100% due 5/19/46	309,478
250,000	4.750% due 3/25/50	342,730
350,000	3.100% due 2/15/60	371,567
	International Business Machines Corp., Senior Unsecured Notes:
250,000	2.500% due 1/27/22	257,746
100,000	3.300% due 5/15/26	113,517
250,000	3.300% due 1/27/27	282,946
100,000	1.700% due 5/15/27	103,490
250,000	3.500% due 5/15/29	289,806
200,000	1.950% due 5/15/30	206,598
100,000	4.000% due 6/20/42	119,644
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
$100,000	4.250% due 5/15/49	$126,382
125,000	KLA Corp., Senior Unsecured Notes, 4.650% due 11/1/24	143,553
	Lam Research Corp., Senior Unsecured Notes:
100,000	4.000% due 3/15/29	119,620
100,000	1.900% due 6/15/30	103,429
65,000	Logan Merger Sub Inc., Company Guaranteed Notes, 5.500% due 9/1/27(c)	66,869
	Micron Technology Inc., Senior Unsecured Notes:
800,000	2.497% due 4/24/23	835,382
100,000	5.327% due 2/6/29	119,397
	Microsoft Corp., Senior Unsecured Notes:
100,000	2.400% due 2/6/22	102,850
250,000	2.875% due 2/6/24	269,793
400,000	3.125% due 11/3/25	448,600
250,000	3.300% due 2/6/27	286,003
250,000	3.450% due 8/8/36	300,051
550,000	2.525% due 6/1/50	575,403
150,000	3.950% due 8/8/56	197,072
40,000	MSCI Inc., Company Guaranteed Notes, 3.625% due 9/1/30(c)	41,962
410,000	NetApp Inc., Senior Unsecured Notes, 1.875% due 6/22/25	426,464
	NVIDIA Corp., Senior Unsecured Notes:
100,000	2.850% due 4/1/30	111,464
100,000	3.500% due 4/1/50	113,040
200,000	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 3.400% due 5/1/30(c)	221,423
	Oracle Corp., Senior Unsecured Notes:
500,000	1.900% due 9/15/21	507,855
100,000	2.950% due 11/15/24	109,162
100,000	2.650% due 7/15/26	109,683
400,000	2.950% due 4/1/30	447,629
250,000	3.850% due 7/15/36	293,575
100,000	3.600% due 4/1/40	112,706
250,000	4.000% due 7/15/46	293,069
200,000	4.000% due 11/15/47	235,148
840,000	3.600% due 4/1/50	937,432
100,000	3.850% due 4/1/60	115,373
	QUALCOMM Inc., Senior Unsecured Notes:
209,000	1.300% due 5/20/28(c)	209,458
100,000	4.650% due 5/20/35	134,964
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
$100,000	4.300% due 5/20/47	$128,024
80,000	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(c)	56,000
60,000	Science Applications International Corp., Company Guaranteed Notes, 4.875% due 4/1/28(c)	62,175
200,000	Seagate HDD Cayman, Company Guaranteed Notes, 4.125% due 1/15/31(c)	216,384
40,000	ServiceNow Inc., Senior Unsecured Notes, 1.400% due 9/1/30	39,283
230,000	Sophia LP/Sophia Finance Inc., Senior Unsecured Notes, 9.000% due 9/30/23(c)	231,150
350,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Senior Unsecured Notes, 6.750% due 6/1/25(c)	357,445
100,000	Texas Instruments Inc., Senior Unsecured Notes, 3.875% due 3/15/39	124,777
200,000	VMware Inc., Senior Unsecured Notes, 3.900% due 8/21/27	222,357
	Total Technology	22,981,175
Utilities – 1.5%
510,000	AEP Texas Inc., Senior Unsecured Notes, 3.450% due 1/15/50	555,606
1,300,000	AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, Company Guaranteed Notes, 7.950% due 5/11/26	1,330,888
	AES Gener SA, Junior Subordinated Notes:
900,000	7.125% (5-Year USD Swap Rate + 4.644)% due 3/26/79(b)(c)	960,920
300,000	7.125% (5-Year USD Swap Rate + 4.644)% due 3/26/79(b)	320,307
200,000	6.350% (5-Year CMT Index + 4.917)% due 10/7/79(b)(c)	209,100
200,000	6.350% (5-Year CMT Index + 4.917)% due 10/7/79(b)	209,100
400,000	AES Panama Generation Holdings SRL, Senior Secured Notes, 4.375% due 5/31/30(c)	420,000
65,000	Ameren Corp., Senior Unsecured Notes, 2.500% due 9/15/24	69,379
50,000	Ameren Illinois Co., 1st Mortgage Notes, 3.700% due 12/1/47	59,516
	American Water Capital Corp., Senior Unsecured Notes:
250,000	3.750% due 9/1/28	292,531
50,000	4.150% due 6/1/49	62,537
100,000	Arizona Public Service Co., Senior Unsecured Notes, 4.250% due 3/1/49	125,510
	Atmos Energy Corp., Senior Unsecured Notes:
100,000	4.125% due 3/15/49	124,082
65,000	3.375% due 9/15/49	74,135
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
200,000	6.125% due 4/1/36	288,651
150,000	5.150% due 11/15/43	206,494
100,000	4.450% due 1/15/49	128,508
50,000	4.250% due 10/15/50(c)	63,509
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$85,000	Black Hills Corp., Senior Unsecured Notes, 3.050% due 10/15/29	$92,568
	Calpine Corp.:
	Senior Unsecured Notes:
60,000	5.125% due 3/15/28(c)	63,000
75,000	4.625% due 2/1/29(c)	76,681
95,000	Senior Secured Notes, 4.500% due 2/15/28(c)	98,481
	CenterPoint Energy Inc., Senior Unsecured Notes:
250,000	3.850% due 2/1/24	274,490
100,000	3.700% due 9/1/49	112,121
135,000	Clearway Energy Operating LLC, Company Guaranteed Notes, 4.750% due 3/15/28(c)	141,412
760,000	Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	815,222
	Commonwealth Edison Co., 1st Mortgage Notes:
75,000	3.750% due 8/15/47	89,763
75,000	4.000% due 3/1/48	94,108
50,000	3.200% due 11/15/49	54,897
	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
250,000	3.950% due 3/1/43	292,235
100,000	4.125% due 5/15/49	123,125
100,000	3.950% due 4/1/50	119,266
100,000	Consumers Energy Co., 1st Mortgage Notes, 3.100% due 8/15/50	109,429
75,000	Dominion Energy Gas Holdings LLC, Senior Unsecured Notes, 3.900% due 11/15/49	86,133
50,000	Dominion Energy Inc., Senior Unsecured Notes, 4.600% due 3/15/49	66,934
100,000	Dominion Energy South Carolina Inc., 1st Mortgage Notes, 5.100% due 6/1/65	152,245
100,000	DTE Electric Co., General and Refunding Mortgage Bonds, 3.750% due 8/15/47	118,956
100,000	DTE Energy Co., Senior Unsecured Notes, 2.950% due 3/1/30	108,102
	Duke Energy Corp., Senior Unsecured Notes:
2,100,000	2.650% due 9/1/26	2,292,290
350,000	3.750% due 9/1/46	402,144
	Duke Energy Progress LLC, 1st Mortgage Notes:
250,000	6.300% due 4/1/38	379,611
100,000	4.200% due 8/15/45	124,994
234,750	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	247,786
900,000	Empresa Electrica Guacolda SA, Senior Unsecured Notes, 4.560% due 4/30/25	736,884
200,000	Energuate Trust, Company Guaranteed Notes, 5.875% due 5/3/27	208,040
250,000	Entergy Corp., Senior Unsecured Notes, 2.800% due 6/15/30	272,049
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$200,000	Entergy Louisiana LLC, Collateral Trust, 4.000% due 3/15/33	$251,026
	Essential Utilities Inc., Senior Unsecured Notes:
100,000	2.704% due 4/15/30	107,992
815,000	3.351% due 4/15/50	880,893
250,000	Evergy Inc., Senior Unsecured Notes, 2.900% due 9/15/29	270,365
100,000	Eversource Energy, Senior Unsecured Notes, 2.900% due 10/1/24	108,273
100,000	Exelon Corp., Senior Unsecured Notes, 4.700% due 4/15/50	128,396
500,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 3.400% due 3/15/22	520,504
	FirstEnergy Corp., Senior Unsecured Notes:
100,000	3.900% due 7/15/27	109,641
600,000	4.850% due 7/15/47	736,436
100,000	3.400% due 3/1/50	100,486
	Florida Power & Light Co., 1st Mortgage Notes:
250,000	3.125% due 12/1/25	278,789
100,000	3.700% due 12/1/47	123,023
150,000	3.950% due 3/1/48	191,418
50,000	3.150% due 10/1/49	56,698
	Georgia Power Co., Senior Unsecured Notes:
100,000	2.200% due 9/15/24	105,822
200,000	3.250% due 3/30/27	220,018
100,000	4.300% due 3/15/42	118,160
200,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25(c)	206,895
751,200	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39(c)	863,880
100,000	MidAmerican Energy Co., 1st Mortgage Notes, 3.100% due 5/1/27	112,374
	Minejesa Capital BV, Senior Secured Notes:
400,000	4.625% due 8/10/30	415,044
500,000	5.625% due 8/10/37	527,500
255,000	Monongahela Power Co., 1st Mortgage Notes, 5.400% due 12/15/43(c)	353,832
	National Rural Utilities Cooperative Finance Corp., Collateral Trust:
250,000	3.050% due 2/15/22	258,030
50,000	4.300% due 3/15/49	65,067
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
845,000	2.750% due 5/1/25	918,944
125,000	3.550% due 5/1/27	144,125
	NiSource Inc., Senior Unsecured Notes:
150,000	3.490% due 5/15/27	169,372
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$100,000	4.375% due 5/15/47	$124,088
	Northern States Power Co., 1st Mortgage Notes:
150,000	3.600% due 5/15/46	179,304
100,000	3.600% due 9/15/47	118,643
	NSTAR Electric Co., Senior Unsecured Notes:
150,000	3.250% due 5/15/29	171,740
100,000	3.950% due 4/1/30	121,063
50,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	59,274
	Oncor Electric Delivery Co. LLC, Senior Secured Notes:
100,000	5.300% due 6/1/42	141,294
100,000	3.100% due 9/15/49	109,853
	Pacific Gas & Electric Co., 1st Mortgage Notes:
200,000	3.150% due 1/1/26	207,080
200,000	2.500% due 2/1/31	194,335
100,000	4.500% due 7/1/40	104,893
200,000	4.950% due 7/1/50	219,371
100,000	3.500% due 8/1/50	93,329
50,000	PacifiCorp, 1st Mortgage Notes, 4.150% due 2/15/50	63,084
850,000	Pampa Energia SA, Senior Unsecured Notes, 7.500% due 1/24/27	723,329
220,000	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(c)	231,550
250,000	PECO Energy Co., 1st Ref Notes, 4.150% due 10/1/44	313,162
75,000	PG&E Corp., Senior Secured Notes, 5.000% due 7/1/28	74,812
140,000	Pike Corp., Senior Unsecured Notes, 5.500% due 9/1/28(c)	140,700
	PPL Capital Funding Inc., Company Guaranteed Notes:
100,000	3.400% due 6/1/23	106,591
250,000	3.100% due 5/15/26	278,016
250,000	4.125% due 4/15/30	295,346
50,000	PPL Electric Utilities Corp., 1st Mortgage Notes, 3.000% due 10/1/49	53,761
	Public Service Electric & Gas Co., 1st Mortgage Notes:
200,000	3.200% due 5/15/29	227,556
100,000	4.050% due 5/1/48	127,768
100,000	Public Service Enterprise Group Inc., Senior Unsecured Notes, 2.650% due 11/15/22	104,538
150,000	Puget Sound Energy Inc., 1st Mortgage Notes, 4.223% due 6/15/48	190,078
100,000	San Diego Gas & Electric Co., 1st Mortgage Notes, 6.000% due 6/1/39	145,360
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$125,000	Sempra Energy, Senior Unsecured Notes, 4.050% due 12/1/23	$137,247
	Southern California Edison Co., 1st Ref Notes:
125,000	4.050% due 3/15/42	137,039
250,000	4.000% due 4/1/47	272,071
	Southern California Gas Co., 1st Mortgage Notes:
150,000	3.150% due 9/15/24	162,847
100,000	3.950% due 2/15/50	126,339
	Southern Co., Senior Unsecured Notes:
810,000	3.700% due 4/30/30	928,201
150,000	4.400% due 7/1/46	178,840
150,000	Southern Co. Gas Capital Corp, Company Guaranteed Notes, 4.400% due 5/30/47	181,015
	Southwestern Electric Power Co., Senior Unsecured Notes:
250,000	3.900% due 4/1/45	275,553
100,000	3.850% due 2/1/48	111,888
100,000	Southwestern Public Service Co., 1st Mortgage Notes, 4.500% due 8/15/41	126,537
362,800	Star Energy Geothermal Wayang Windu Ltd., Senior Secured Notes, 6.750% due 4/24/33	395,694
300,000	State Grid Overseas Investment 2013 Ltd., Company Guaranteed Notes, 3.125% due 5/22/23	316,960
110,000	Talen Energy Supply LLC, Senior Secured Notes, 6.625% due 1/15/28(c)	110,266
50,000	Union Electric Co., 1st Mortgage Notes, 3.250% due 10/1/49	56,146
	Virginia Electric & Power Co., Senior Unsecured Notes:
100,000	2.950% due 1/15/22	102,619
150,000	3.500% due 3/15/27	170,537
250,000	4.000% due 1/15/43	305,513
50,000	Washington Gas Light Co., Senior Unsecured Notes, 3.650% due 9/15/49	56,673
150,000	Wisconsin Power & Light Co., Senior Unsecured Notes, 3.000% due 7/1/29	169,836
50,000	Wisconsin Public Service Corp., Senior Unsecured Notes, 3.300% due 9/1/49	55,410
	Total Utilities	30,893,891
	TOTAL CORPORATE BONDS & NOTES (Cost – $384,333,293)	406,005,865

COLLATERALIZED MORTGAGE OBLIGATIONS – 18.7%
	20 Times Square Trust:
370,000	Series 2018-20TS, Class F, 3.203% due 5/15/35(b)(c)	337,801
353,000	Series 2018-20TS, Class G, 3.203% due 5/15/35(b)(c)	311,725
	Alternative Loan Trust:
977,577	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	965,585
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$7,547,208	Series 2005-7CB, Class 2A2, 4.875% (1-Month USD-LIBOR + 5.050)% due 3/1/38(b)(g)	$910,933
7,547,208	Series 2005-7CB, Class 2A5, 0.625% (1-Month USD-LIBOR + 0.450)% due 3/1/38(b)	6,175,628
	Angel Oak Mortgage Trust I LLC:
845,417	Series 2018-3, Class A1, 3.649% due 9/25/48(b)(c)	861,188
921,570	Series 2018-3, Class A2, 3.751% due 9/25/48(b)(c)	938,599
880,032	Series 2018-3, Class A3, 3.853% due 9/25/48(b)(c)	894,981
744,246	Ashford Hospitality Trust, Series 2018-ASHF, Class A, 1.062% (1-Month USD-LIBOR + 0.900)% due 4/15/35(b)(c)	697,770
8,650,159	Banc of America Funding Trust, Series 2007-1, Class TA2, 0.305% (1-Month USD-LIBOR + 0.130)% due 1/25/37(b)	7,018,580
	BANK:
12,216,581	Series 2017-BNK4, Class XA, 1.570% due 5/15/50(b)(g)	812,940
16,184,691	Series 2018-BN10, Class XA, 0.879% due 2/15/61(b)(g)	721,889
16,096,692	Series 2019-BN16, Class XA, 1.124% due 2/15/52(b)(g)	1,032,514
	BBCMS Mortgage Trust:
178,000	Series 2017-DELC, Class C, 1.362% (1-Month USD-LIBOR + 1.200)% due 8/15/36(b)(c)	165,071
203,000	Series 2017-DELC, Class D, 1.862% (1-Month USD-LIBOR + 1.700)% due 8/15/36(b)(c)	183,681
408,000	Series 2017-DELC, Class E, 2.662% (1-Month USD-LIBOR + 2.500)% due 8/15/36(b)(c)	367,130
407,000	Series 2017-DELC, Class F, 3.662% (1-Month USD-LIBOR + 3.500)% due 8/15/36(b)(c)	363,325
1,236,000	Series 2018-TALL, Class F, 3.397% (1-Month USD-LIBOR + 3.235)% due 3/15/37(b)(c)	1,105,916
	BBCMS Trust:
103,488	Series 2018-BXH, Class A, 1.162% (1-Month USD-LIBOR + 1.000)% due 10/15/37(b)(c)	97,884
1,083,000	Series 2018-CBM, Class A, 1.162% (1-Month USD-LIBOR + 1.000)% due 7/15/37(b)(c)	1,028,509
3,829,691	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 3.298% due 2/25/36(b)	3,178,479
	Benchmark Mortgage Trust:
200,000	Series 2018-B4, Class A2, 3.976% due 7/15/51	214,071
600,000	Series 2018-B5, Class A4, 4.208% due 7/15/51	713,523
35,544,402	Series 2018-B7, Class XA, 0.600% due 5/15/53(b)(g)	995,887
750,000	Series 2019-B11, Class A4, 3.281% due 5/15/52	846,758
35,595,632	Series 2019-B9, Class XA, 1.212% due 3/15/52(b)(g)	2,571,806
6,151,930	Series 2020-B18, Class XA, 1.919% due 7/15/53(b)(g)	760,071
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$997,000	BHMS, Series 2018-ATLS, Class A, 1.412% (1-Month USD-LIBOR + 1.250)% due 7/15/35(b)(c)	$953,310
	BX Commercial Mortgage Trust:
984,000	Series 2018-BIOA, Class D, 1.483% (1-Month USD-LIBOR + 1.321)% due 3/15/37(b)(c)	964,282
483,122	Series 2018-IND, Class A, 0.912% (1-Month USD-LIBOR + 0.750)% due 11/15/35(b)(c)	481,307
	BX Trust:
193,395	Series 2017-SLCT, Class D, 2.212% (1-Month USD-LIBOR + 2.050)% due 7/15/34(b)(c)	188,349
474,300	Series 2017-SLCT, Class E, 3.312% (1-Month USD-LIBOR + 3.150)% due 7/15/34(b)(c)	460,814
112,516	Series 2018-EXCL, Class A, 1.250% (1-Month USD-LIBOR + 1.088)% due 9/15/37(b)(c)	102,727
903,000	Series 2018-GW, Class A, 0.962% (1-Month USD-LIBOR + 0.800)% due 5/15/35(b)(c)	867,445
100,000	Series 2018-GW, Class D, 1.932% (1-Month USD-LIBOR + 1.770)% due 5/15/35(b)(c)	92,989
1,600,000	Series 2019-OC11, Class E, 4.075% due 12/9/41(b)(c)	1,445,361
1,145,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 1.232% (1-Month USD-LIBOR + 1.070)% due 12/15/37(b)(c)	1,144,305
	CD Mortgage Trust:
400,000	Series 2017-CD3, Class A4, 3.631% due 2/10/50	453,412
19,956,012	Series 2017-CD4, Class XA, 1.454% due 5/10/50(b)(g)	1,235,137
16,051,344	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XA, 1.772% due 6/15/50(b)(g)	1,191,981
7,335,888	CIM Trust, Series 2017-6, Class A1, 3.015% due 6/25/57(b)(c)	7,375,262
	Citigroup Commercial Mortgage Trust:
36,655,506	Series 2015-GC35, Class XA, 0.978% due 11/10/48(b)(g)	1,028,564
1,250,000	Series 2016-GC37, Class A4, 3.314% due 4/10/49	1,375,872
1,180,000	Series 2019-GC43, Class A4, 3.038% due 11/10/52	1,319,696
	Citigroup Mortgage Loan Trust:
6,337,566	Series 2018-A, Class A1, 4.000% due 1/25/68(b)(c)	6,357,617
2,699,740	Series 2019-B, Class A1, 3.258% due 4/25/66(b)(c)	2,718,598
	Commercial Mortgage Trust:
240,834,752	Series 2013-CR9, Class XA, 0.141% due 7/10/45(b)(g)	524,273
1,127,000	Series 2016-GCT, Class F, 3.577% due 8/10/29(b)(c)	1,106,710
	Credit Suisse Commercial Mortgage Capital Trust:
713,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(c)	696,319
848,000	Series 2017-LSTK, Class D, 3.442% due 4/5/33(b)(c)	816,007
1,246,000	Series 2017-LSTK, Class E, 3.442% due 4/5/33(b)(c)	1,165,651
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$69,653,000	Series 2017-LSTK, Class XACP, 0.000% due 4/5/33(b)(c)(g)	$697
25,355,000	Series 2017-LSTK, Class XBCP, 0.000% due 4/5/33(b)(c)(g)	254
4,549,141	Series 2019-RPL2, Class A1, 3.858% due 11/25/58(b)(c)	4,682,563
1,205,000	CSAIL Commercial Mortgage Trust, Series 2018-C14, Class C, 5.054% due 11/15/51(b)	1,288,773
2,432,661	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	1,999,708
1,155,000	CSMC, Series 2020-NET, Class A, 2.257% due 8/15/37(c)	1,191,423
663,260	CSWF, Series 2018-TOP, Class A, 1.162% (1-Month USD-LIBOR + 1.000)% due 8/15/35(b)(c)	643,515
920,714	DBGS Mortgage Trust, Series 2018-BIOD, Class A, 0.965% (1-Month USD-LIBOR + 0.803)% due 5/15/35(b)(c)	917,246
907,266	Exantas Capital Corp., Ltd., Series 2019-RSO7, Class A, 1.162% (1-Month USD-LIBOR + 1.000)% due 4/15/36(b)(c)	882,589
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
2,348,788	Series 4116, Class AP, 1.350% due 8/15/42	2,359,737
9,171,251	Series 4223, Class SB, 5.243% (1-Month USD-LIBOR + 5.431)% due 7/15/43(b)	10,228,272
4,435,878	Series 4610, Class LA, 2.500% due 1/15/41	4,541,079
12,263,464	Series 4640, Class VB, 3.000% due 3/15/37	12,836,718
8,076,473	Series 4653, Class Z, 3.000% due 2/15/47	8,482,485
8,565,788	Series 4655, Class CZ, 3.000% due 2/15/47	9,002,063
7,991,098	Series 4664, Class TC, 3.000% due 6/15/41	8,121,337
8,000,000	Series 4749, Class LV, 3.500% due 4/15/38	8,385,338
11,079,308	Series 4750, Class PA, 3.000% due 7/15/46	11,488,193
8,546,253	Federal Home Loan Mortgage Corp. (FHLMC), REMICS, Series 4745, Class EC, 3.000% due 12/15/44	8,882,465
	Federal National Mortgage Association (FNMA), REMICS:
3,175,874	Series 2014-11, Class KZ, 2.500% due 10/25/41	3,289,886
3,812,348	Series 2015-55, Class PD, 2.500% due 3/25/43	3,894,193
411,676	Series 2016-61, Class MZ, 3.000% due 9/25/46	411,220
10,569,439	Series 2017-107, Class GA, 3.000% due 8/25/45	10,870,178
18,522,324	Series 2017-12, Class TA, 3.000% due 4/25/42	18,848,680
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	8,688,600
11,382,787	Series 2017-32, Class CA, 3.000% due 10/25/42	11,586,602
11,604,325	Series 2018-33, Class C, 3.000% due 5/25/48	12,179,532
5,127,514	Series 2018-38, Class LA, 3.000% due 6/25/48	5,388,991
4,000,000	FMC GMSR Issuer Trust, Series 2019-GT2, Class A, 4.230% due 9/25/24(b)(c)	3,897,150
	Freddie Mac Multifamily Structured Pass-Through Certificates:
1,750,000	Series K020, Class A2, 2.373% due 5/25/22	1,796,322
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,540,000	Series K062, Class A2, 3.413% due 12/25/26	$1,770,946
300,000	Series K078, Class A2, 3.854% due 6/25/28	359,523
2,321,233	FWDSecuritization Trust, Series 2019-INV1, Class A3, 3.110% due 6/25/49(b)(c)	2,327,755
3,431,189	Government National Mortgage Association (GNMA), Series 2012-32, Class Z, 3.500% due 3/20/42	3,701,767
	Great Wolf Trust:
500,000	Series 2019-WOLF, Class E, 2.894% (1-Month USD-LIBOR + 2.732)% due 12/15/36(b)(c)	449,922
500,000	Series 2019-WOLF, Class F, 3.293% (1-Month USD-LIBOR + 3.131)% due 12/15/36(b)(c)	434,949
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class A, 1.062% (1-Month USD-LIBOR + 0.900)% due 7/15/31(b)(c)	385,701
400,000	Series 2018-TWR, Class D, 1.762% (1-Month USD-LIBOR + 1.600)% due 7/15/31(b)(c)	364,226
400,000	Series 2018-TWR, Class E, 2.262% (1-Month USD-LIBOR + 2.100)% due 7/15/31(b)(c)	362,966
400,000	Series 2018-TWR, Class F, 2.962% (1-Month USD-LIBOR + 2.800)% due 7/15/31(b)(c)	357,849
400,000	Series 2018-TWR, Class G, 4.087% (1-Month USD-LIBOR + 3.925)% due 7/15/31(b)(c)	347,734
1,250,000	Series 2019-SOHO, Class E, 2.037% (1-Month USD-LIBOR + 1.875)% due 6/15/36(b)(c)	1,169,486
	GS Mortgage Securities Trust:
896,614	Series 2012-GC6, Class A3, 3.482% due 1/10/45	916,555
10,469,902	Series 2017-GS7, Class XA, 1.272% due 8/10/50(b)(g)	614,788
14,787,859	Series 2020-GC45, Class XA, 0.675% due 2/13/53(b)(g)	757,372
7,600,209	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 0.311% (1-Month USD-LIBOR + 0.150)% due 1/25/47(b)	6,725,953
1,018,754	HPLY Trust, Series 2019-HIT, Class F, 3.312% (1-Month USD-LIBOR + 3.150)% due 11/15/36(b)(c)	870,812
33,247	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-FL10, Class D, 2.062% (1-Month USD-LIBOR + 1.900)% due 6/15/32(b)(c)	31,810
	JP Morgan Chase Commercial Mortgage Securities Trust:
725,982	Series 2012-C8, Class A3, 2.829% due 10/15/45	747,740
755,226	Series 2018-LAQ, Class A, 1.162% (1-Month USD-LIBOR + 1.000)% due 6/15/32(b)(c)	718,349
805,000	Series 2018-WPT, Class FFX, 5.542% due 7/5/33(c)	758,646
823,000	Series 2020-ACE, Class C, 3.694% due 1/10/37(b)(c)	703,341
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$805,000	Series 2020-LOOP, Class E, 3.861% due 12/5/38(b)(c)	$720,240
	JP Morgan Mortgage Trust:
3,905,281	Series 2006-S1, Class 2A9, 6.500% due 4/25/36	4,312,745
8,099,749	Series 2006-S4, Class A7, 6.000% due 1/25/37	5,376,011
2,434,628	Series 2018-7FRB, Class A2, 0.925% (1-Month USD-LIBOR + 0.750)% due 4/25/46(b)(c)	2,407,528
	JPMBB Commercial Mortgage Securities Trust:
1,667,000	Series 2015-C27, Class C, 4.445% due 2/15/48(b)	1,657,329
1,205,000	Series 2015-C28, Class C, 4.291% due 10/15/48(b)	1,115,353
	JPMDB Commercial Mortgage Securities Trust:
1,123,000	Series 2020-COR7, Class B, 3.294% due 5/13/53(b)	1,204,972
9,666,888	Series 2020-COR7, Class XA, 1.786% due 5/13/53(b)(g)	1,138,228
1,452,004	Legacy Mortgage Asset Trust, Series 2019-SL3, Class A, step bond to yield, 3.474% due 11/25/61(c)	1,444,616
5,339,137	Lehman XS Trust, Series 2007-4N, Class 1A3, 0.415% (1-Month USD-LIBOR + 0.240)% due 3/25/47(b)	4,661,215
	Manhattan West:
1,158,000	Series 2020-1MW, Class C, 2.412% due 9/10/39(b)(c)	1,140,287
1,158,000	Series 2020-1MW, Class D, 2.412% due 9/10/39(b)(c)	1,106,703
7,791,309	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	4,779,675
1,107,000	MF1 Ltd., Series 2020-FL3, Class A, 2.212% (1-Month USD-LIBOR + 2.050)% due 7/15/35(b)(c)	1,111,333
	Morgan Stanley Bank of America Merrill Lynch Trust:
421,194	Series 2014-C15, Class A3, 3.773% due 4/15/47	454,229
2,000,000	Series 2014-C17, Class C, 4.657% due 8/15/47(b)	1,904,665
18,164,272	Series 2014-C19, Class XA, 1.150% due 12/15/47(b)(g)	592,782
852,000	Series 2016-C31, Class C, 4.455% due 11/15/49(b)	754,635
	Morgan Stanley Capital I Trust:
1,964,000	Series 2011-C1, Class D, 5.675% due 9/15/47(b)(c)	1,973,415
17,436,487	Series 2016-UB11, Class XA, 1.741% due 8/15/49(b)(g)	1,110,143
14,189,764	Series 2016-UB12, Class XA, 0.896% due 12/15/49(b)(g)	466,575
1,083,000	Series 2018-SUN, Class A, 1.312% (1-Month USD-LIBOR + 1.150)% due 7/15/35(b)(c)	1,043,596
1,356,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	1,506,531
583,000	Series 2019-H7, Class B, 3.725% due 7/15/52	602,552
22,124,407	Series 2019-L3, Class XA, 0.766% due 11/15/52(b)(g)	1,100,388
806,000	Series 2020-L4, Class B, 3.082% due 2/15/53	829,028
254,168	Motel 6 Trust, Series 2017-MTL6, Class A, 1.082% (1-Month USD-LIBOR + 0.920)% due 8/15/34(b)(c)	248,768
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$2,192,000	MRCD Mortgage Trust, Series 2019-PARK, Class G, 2.718% due 12/15/36(c)	$1,978,022
1,122,000	MSCG Trust, Series 2018-SELF, Class A, 1.062% (1-Month USD-LIBOR + 0.900)% due 10/15/37(b)(c)	1,112,159
	New Residential Mortgage Loan Trust:
2,446,166	Series 2020-NPL1, Class A1, step bond to yield, 4.335% due 7/25/60(c)	2,445,884
1,400,000	Series 2020-RPL2, Class A1, 3.578% due 8/25/25(b)(c)	1,400,080
	PMT Credit Risk Transfer Trust:
2,484,538	Series 2019-2R, Class A, 2.920% (1-Month USD-LIBOR + 2.750)% due 5/27/23(b)(c)(h)	2,326,247
1,841,896	Series 2019-3R, Class A, 2.870% (1-Month USD-LIBOR + 2.700)% due 10/27/22(b)(c)	1,765,783
9,437,201	PRPM, Series 2019-GS1, Class A1, 3.500% due 10/25/24(b)(c)	9,395,602
6,746,878	PRPM LLC, Series 2019-1A, Class A1, step bond to yield, 4.500% due 1/25/24(c)	6,795,257
	Rali Trust:
1,995,984	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	1,886,791
22,411,050	Series 2007-QH5, Class AII, 0.405% (1-Month USD-LIBOR + 0.230)% due 6/25/37(b)	10,984,577
5,001,718	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	4,157,118
3,100,000	Residential Mortgage Loan Trust, Series 2020-1, Class M1, 3.242% due 2/25/24(b)(c)	2,931,457
	Rosslyn Portfolio Trust:
366,007	Series 2017-ROSS, Class A, 1.939% (1-Month USD-LIBOR + 0.950)% due 6/15/33(b)(c)	359,749
366,007	Series 2017-ROSS, Class B, 2.239% (1-Month USD-LIBOR + 1.250)% due 6/15/33(b)(c)	353,299
	Seasoned Credit Risk Transfer Trust:
6,043,245	Series 2019-4, Class MV, 3.000% due 2/25/59	6,756,059
9,799,878	Series 2020-2, Class MT, 2.000% due 11/25/59	10,028,278
5,670,955	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.713% due 6/15/50(b)(g)	443,855
4,251,936	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 1.079% due 3/10/46(b)(c)(g)	75,991
6,400,000	Verus Securitization Trust, Series 2019-INV2, Class M1, 3.499% due 7/25/59(b)(c)	6,417,169
	Wells Fargo Commercial Mortgage Trust:
295,000	Series 2010-C1, Class C, 5.800% due 11/15/43(b)(c)	294,349
275,000	Series 2015-C31, Class A4, 3.695% due 11/15/48	306,886
1,000,000	Series 2015-LC20, Class A3, 3.086% due 4/15/50	1,025,932
2,581,000	Series 2015-NXS4, Class E, 3.820% due 12/15/48(b)(c)	1,783,993
10,258,234	Series 2017-C38, Class XA, 1.195% due 7/15/50(b)(g)	549,715
1,200,000	Series 2017-C42, Class A4, 3.589% due 12/15/50	1,362,044
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,000,000	Series 2017-RC1, Class A4, 3.631% due 1/15/60	$1,112,815
1,000,000	Series 2018-C44, Class A5, 4.212% due 5/15/51	1,181,492
806,000	Series 2020-C55, Class AS, 2.937% due 2/15/53	859,288
7,689,000	Series 2020-C57, Class XA, 2.238% due 8/15/53(b)(g)	1,158,841
1,441,430	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440% due 4/15/45	1,462,343
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $403,565,202)	397,476,848

ASSET-BACKED SECURITIES – 8.0%
	522 Funding CLO I Ltd.:
500,000	Series 2018-3A, Class A, 1.502% (3-Month USD-LIBOR + 1.230)% due 10/20/31(b)(c)	494,027
500,000	Series 2019-1A, Class A1, 1.665% (3-Month USD-LIBOR + 1.390)% due 1/15/33(b)(c)	499,499
1,868,646	Aaset Trust, Series 2019-2, Class A, 3.376% due 10/16/39(c)	1,688,813
1,798,122	AASET US Ltd., Series 2018-1A, Class A, 3.844% due 1/16/38(c)	1,632,870
500,000	AGL Core CLO 5 Ltd., Series 2020-5A, Class B, 3.079% (3-Month USD-LIBOR + 2.780)% due 7/20/30(b)(c)	500,174
500,000	ALM 2020 Ltd., Series 2020-1A, Class A2, 2.125% (3-Month USD-LIBOR + 1.850)% due 10/15/29(b)(c)	497,666
500,000	Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.820% due 3/18/24	519,768
1,000,000	Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class B, 1.747% (3-Month USD-LIBOR + 1.500)% due 1/28/31(b)(c)	977,568
500,000	Apidos CLO XII, Series 2013-12A, Class CR, 2.075% (3-Month USD-LIBOR + 1.800)% due 4/15/31(b)(c)	474,921
1,000,000	Bain Capital Credit CLO Ltd., Series 2019-3A, Class B2, 2.141% (3-Month USD-LIBOR + 1.870)% due 10/21/32(b)(c)	973,794
991,833	Carlyle Global Market Strategies CLO Ltd., Series 2014-3RA, Class A1A, 1.295% (3-Month USD-LIBOR + 1.050)% due 7/27/31(b)(c)	975,736
	Carrington Mortgage Loan Trust:
2,661,630	Series 2006-NC4, Class A3, 0.335% (1-Month USD-LIBOR + 0.160)% due 10/25/36(b)	2,514,458
6,449,304	Series 2007-RFC1, Class A3, 0.315% (1-Month USD-LIBOR + 0.140)% due 12/25/36(b)	6,038,372
1,615,995	Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, 4.125% due 6/15/43(c)	1,505,843
1,000,000	CFIP CLO Ltd., Series 2014-1A, Class AR, 1.586% (3-Month USD-LIBOR + 1.320)% due 7/13/29(b)(c)	995,443
1,000,000	CIFC Funding Ltd., Series 2020-1A, Class B, 2.542% (3-Month USD-LIBOR + 2.300)% due 7/15/32(b)(c)	1,003,747
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$600,000	Citibank Credit Card Issuance Trust, Series 2018-A6, Class A6, 3.210% due 12/7/24	$638,393
1,394,000	CLNC Ltd., Series 2019-FL1, Class A, 1.411% (1-Month USD-LIBOR + 1.250)% due 8/20/35(b)(c)	1,359,962
5,606,679	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 0.415% (1-Month USD-LIBOR + 0.240)% due 5/25/36(b)	4,512,471
7,512,587	CSMC Trust, Series 2018-RPL8, Class A1, 4.125% due 7/25/58(b)(c)	7,541,914
1,000,000	CVP CLO Ltd., Series 2017-1A, Class A, 1.612% (3-Month USD-LIBOR + 1.340)% due 7/20/30(b)(c)	993,683
1,000,000	Elevation CLO Ltd., Series 2014-2A, Class A1R, 1.505% (3-Month USD-LIBOR + 1.230)% due 10/15/29(b)(c)	989,451
800,000	Flatiron CLO 17 Ltd., Series 2017-1A, Class B, 1.880% (3-Month USD-LIBOR + 1.600)% due 5/15/30(b)(c)	784,662
500,000	Fort Washington CLO, Series 2019-1A, Class A, 1.692% (3-Month USD-LIBOR + 1.420)% due 10/20/32(b)(c)	491,023
35,145	Freed ABS Trust, Series 2019-1, Class A, 3.420% due 6/18/26(c)	35,177
320,000	GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.800% due 7/20/23	322,482
53,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490% due 12/16/24	54,212
1,000,000	Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, 1.645% (3-Month USD-LIBOR + 1.370)% due 4/15/33(b)(c)	998,268
	Halsey Point CLO I Ltd.:
1,000,000	Series 2019-1A, Class A1A1, 1.622% (3-Month USD-LIBOR + 1.350)% due 1/20/33(b)(c)	990,024
1,000,000	Series 2019-1A, Class B1, 2.472% (3-Month USD-LIBOR + 2.200)% due 1/20/33(b)(c)	1,000,031
4,302,411	Helios Issuer LLC, Series 2017-1A, Class A, 4.940% due 9/20/49(c)	4,525,818
4,851,191	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(c)	4,409,446
	Invitation Homes Trust:
2,240,000	Series 2018-SFR1, Class C, 1.412% (1-Month USD-LIBOR + 1.250)% due 3/17/37(b)(c)	2,235,789
1,425,000	Series 2018-SFR1, Class D, 1.612% (1-Month USD-LIBOR + 1.450)% due 3/17/37(b)(c)	1,409,318
970,000	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.846% due 7/30/47(c)	990,360
1,000,000	LCM XV LP, Series 15A, Class DR, 3.972% (3-Month USD-LIBOR + 3.700)% due 7/20/30(b)(c)	945,702
443,111	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, step bond to yield, 3.200% due 5/25/59(c)	440,651
1,237,000	LoanCore Issuer Ltd., Series 2019-CRE2, Class AS, 1.662% (1-Month USD-LIBOR + 1.500)% due 5/15/36(b)(c)	1,203,121
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$21,228,156	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, 0.365% (1-Month USD-LIBOR + 0.190)% due 3/25/46(b)	$10,215,021
500,000	Madison Park Funding XXV Ltd., Series 2017-25A, Class A2, 1.995% (3-Month USD-LIBOR + 1.750)% due 4/25/29(b)(c)	495,124
593,708	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 1.567% (3-Month USD-LIBOR + 1.320)% due 10/28/25(b)(c)	592,622
1,000,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1, 1.602% (3-Month USD-LIBOR + 1.330)% due 1/20/32(b)(c)	992,239
1,000,000	MP CLO III Ltd., Series 2013-1A, Class AR, 1.522% (3-Month USD-LIBOR + 1.250)% due 10/20/30(b)(c)	991,115
1,000,000	MP CLO IV Ltd., Series 2013-2A, Class ARR, 1.525% (3-Month USD-LIBOR + 1.280)% due 7/25/29(b)(c)	994,411
39,220	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740% due 8/16/21	39,241
492,590	Northwoods Capital XI-B Ltd., Series 2018-11BA, Class A1, 1.372% (3-Month USD-LIBOR + 1.100)% due 4/19/31(b)(c)	483,769
988,761	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 1.550% (3-Month USD-LIBOR + 1.270)% due 11/15/30(b)(c)	980,461
1,000,000	OFSI Fund IX Ltd., Series 2018-1A, Class A, 1.425% (3-Month USD-LIBOR + 1.150)% due 7/15/31(b)(c)	986,790
12,985,853	Option One Mortgage Loan Trust, Series 2007-6, Class 1A1, 0.365% (1-Month USD-LIBOR + 0.190)% due 7/25/37(b)	11,563,849
	Pretium Mortgage Credit Partners I LLC:
943,017	Series 2019-CFL1, Class A1, step bond to yield, 3.721% due 1/25/59(c)	938,122
4,900,277	Series 2020-NPL2, Class A1, step bond to yield, 3.721% due 2/27/60(c)	4,905,921
	PRPM LLC:
3,986,095	Series 2019-2A, Class A1, step bond to yield, 3.967% due 4/25/24(c)	4,017,117
2,170,452	Series 2019-3A, Class A1, step bond to yield, 3.351% due 7/25/24(c)	2,157,026
1,000,000	Regatta XI Funding Ltd., Series 2018-1A, Class B, 1.923% (3-Month USD-LIBOR + 1.650)% due 7/17/31(b)(c)	983,328
1,000,000	Rockford Tower CLO Ltd., Series 2017-3A, Class A, 1.462% (3-Month USD-LIBOR + 1.190)% due 10/20/30(b)(c)	991,703
25,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.110% due 12/15/25	26,836
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(c)	1,052,187
500,000	Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class A, 1.635% (3-Month USD-LIBOR + 1.360)% due 4/15/30(b)(c)	494,956
500,000	Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, 1.425% (3-Month USD-LIBOR + 1.180)% due 10/26/31(b)(c)	494,625
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
	Steele Creek CLO Ltd.:
$1,000,000	Series 2015-1A, Class AR, 1.507% (3-Month USD-LIBOR + 1.260)% due 5/21/29(b)(c)	$989,685
1,000,000	Series 2016-1A, Class AR, 1.433% (3-Month USD-LIBOR + 1.120)% due 6/15/31(b)(c)	981,316
5,872,118	Structured Asset Investment Loan Trust, Series 2005-5, Class M5, 1.150% (1-Month USD-LIBOR + 0.975)% due 6/25/35(b)	5,446,200
1,965,762	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(c)	2,042,532
1,000,000	Symphony CLO XV Ltd., Series 2014-15A, Class AR2, 1.533% (3-Month USD-LIBOR + 1.260)% due 1/17/32(b)(c)	991,651
1,965,000	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318% due 11/25/48(c)	2,009,448
1,000,000	THL Credit Wind River CLO Ltd., Series 2014-2A, Class AR, 1.415% (3-Month USD-LIBOR + 1.140)% due 1/15/31(b)(c)	983,649
1,394,000	TRTX Issuer Ltd., Series 2019-FL3, Class AS, 1.612% (1-Month USD-LIBOR + 1.450)% due 10/15/34(b)(c)	1,348,761
1,750,000	Venture 32 CLO Ltd., Series 2018-32A, Class A1, 1.372% (3-Month USD-LIBOR + 1.100)% due 7/18/31(b)(c)	1,720,325
993,913	Venture XV CLO Ltd., Series 2013-15A, Class A1R2, 1.645% (3-Month USD-LIBOR + 1.370)% due 7/15/32(b)(c)	982,345
	Vericrest Opportunity Loan Trust:
1,310,286	Series 2019-NPL2, Class A1, step bond to yield, 3.967% due 2/25/49(c)	1,310,082
2,169,472	Series 2019-NPL4, Class A1A, step bond to yield, 3.352% due 8/25/49(c)	2,160,731
4,443,388	Series 2020-NPL5, Class A1A, step bond to yield, 2.982% due 3/25/50(c)	4,410,074
500,000	Vibrant CLO X Ltd., Series 2018-10A, Class A1, 1.472% (3-Month USD-LIBOR + 1.200)% due 10/20/31(b)(c)	493,331
2,156,736	VOLT LXXX LLC, Series 2019-NPL6, Class A1A, step bond to yield, 3.228% due 10/25/49(c)	2,137,746
9,455,099	VOLT LXXXV LLC, Series 2020-NPL1, Class A1A, step bond to yield, 3.228% due 1/25/50(c)	9,408,875
4,361,417	VOLT LXXXVII LLC, Series 2020-NPL3, Class A1A, step bond to yield, 2.981% due 2/25/50(c)	4,329,513
9,431,099	WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE4, Class 1A, 0.345% (1-Month USD-LIBOR + 0.170)% due 7/25/47(b)	7,614,830
12,525,090	Washington Mutural Asset-Backed Certificates WMABS Trust, Series 2006-HE3, Class 1A, 0.330% (1-Month USD-LIBOR + 0.155)% due 8/25/36(b)	11,647,314
	Wellfleet CLO Ltd.:
1,000,000	Series 2017-3A, Class A1, 1.423% (3-Month USD-LIBOR + 1.150)% due 1/17/31(b)(c)	986,914
500,000	Series 2018-2A, Class A1, 1.472% (3-Month USD-LIBOR + 1.200)% due 10/20/31(b)(c)	493,379
4,000,000	York CLO-6 Ltd., Series 2019-1A, Class A1, 1.608% (3-Month USD-LIBOR + 1.350)% due 7/22/32(b)(c)	3,993,964
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$984,534	Zais CLO 5 Ltd., Series 2016-2A, Class A1, 1.805% (3-Month USD-LIBOR + 1.530)% due 10/15/28(b)(c)	$978,138
	TOTAL ASSET-BACKED SECURITIES (Cost – $169,187,894)	170,021,923
SENIOR LOANS(b) – 1.9%
248,559	1011778 B.C. Unlimited Liability Co., 1.906% (1-Month USD-LIBOR + 0.175)% due 11/19/26	238,928
212,939	Access CIG LLC, due 2/27/25(i)	205,320
143,562	Achilles Acquisition LLC, 4.188% (1-Month USD-LIBOR + 0.400)% due 10/13/25	139,733
154,127	Acrisure LLC, 3.656% (1-Month USD-LIBOR + 0.350)% due 2/15/27	147,609
41,448	Advanced Drainage Systems Inc., 2.438% (1-Month USD-LIBOR + 0.225)% due 7/31/26	41,060
243,020	Agiliti Health Inc., 3.188% (1-Month USD-LIBOR + 0.300)% due 1/4/26	237,552
126,357	Air Methods Corp., 4.500% (3-Month USD-LIBOR + 0.350)% due 4/22/24	110,703
154,638	Aldevron LLC, 5.250% (1-Month USD-LIBOR + 0.425)% due 10/12/26	154,542
201,728	Alera Group Intermediate Holdings Inc., 5.072% (6-Month USD-LIBOR + 0.400)% due 8/1/25	198,198
238,870	AlixPartners LLP, 2.656% (1-Month USD-LIBOR + 0.250)% due 4/4/24	233,376
108,900	Alliant Holdings Intermediate LLC, 3.433% (1-Month USD-LIBOR + 0.325)% due 5/9/25	106,081
243,775	Allied Universal Holdco LLC, 4.406% (1-Month USD-LIBOR + 0.425)% due 7/10/26	241,825
206,868	Alterra Mountain Co., 2.906% (1-Month USD-LIBOR + 0.275)% due 7/31/24	198,399
251,860	Altice France SA, due 8/14/26(i)	248,082
25,000	Amentum Government Services Holdings LLC, 4.156% (1-Month USD-LIBOR + 0.400)% due 1/29/27	24,906
	American Airlines Inc.:
74,235	2.162% (1-Month USD-LIBOR + 0.200)% due 12/15/23	57,779
25,000	1.906% (1-Month USD-LIBOR + 0.175)% due 1/29/27	17,156
72,426	American Tire Distributors Inc., 8.500% (3-Month USD-LIBOR + 0.750)% due 9/2/24	62,033
243,857	Applied Systems Inc., 4.250% (3-Month USD-LIBOR + 0.325)% due 9/19/24	242,581
	Aramark Intermediate HoldCo Corp.:
135,000	1.911% (1-Month USD-LIBOR + 0.175)% due 3/11/25	128,655
59,850	1.911% (1-Month USD-LIBOR + 0.175)% due 1/15/27	56,962
242,886	Ascend Learning LLC, 4.000% (1-Month USD-LIBOR + 0.300)% due 7/12/24	241,064
120,000	Asplundh Tree Expert LLC, due 8/18/27(i)	120,037
248,291	AssuredPartners Inc., 3.656% (1-Month USD-LIBOR + 0.350)% due 2/12/27	241,907
	Asurion LLC:
282,545	3.156% (1-Month USD-LIBOR + 0.300)% due 11/3/23	277,366
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$131,993	6.656% (1-Month USD-LIBOR + 0.650)% due 8/4/25	$132,191
121,262	athenahealth Inc., 4.818% (3-Month USD-LIBOR + 0.450)% due 2/11/26	120,126
113,274	Auris Luxembourg III SARL, 3.906% (1-Month USD-LIBOR + 0.375)% due 2/27/26	103,504
59,502	Avantor Funding Inc., 3.250% (1-Month USD-LIBOR + 0.225)% due 11/21/24	58,833
170,187	Avaya Inc., 4.412% (1-Month USD-LIBOR + 0.425)% due 12/15/24	165,153
121,872	Aventiv Technologies LLC, 5.500% (3-Month USD-LIBOR + 0.450)% due 11/1/24	97,190
251,822	Axalta Coating Systems Dutch Holding B BV, 2.058% (3-Month USD-LIBOR + 0.175)% due 6/1/24	245,086
121,073	Azalea TopCo Inc., 3.760% (3-Month USD-LIBOR + 0.350)% due 7/24/26	117,592
168,834	Bass Pro Group LLC, 6.072% (3-Month USD-LIBOR + 0.500)% due 9/25/24	168,149
	Bausch Health Cos., Inc.:
78,481	3.183% (1-Month USD-LIBOR + 0.300)% due 6/2/25	77,141
144,000	2.933% (1-Month USD-LIBOR + 0.275)% due 11/27/25	140,940
78,000	BellRing Brands LLC, 6.000% (1-Month USD-LIBOR + 0.500)% due 10/21/24	77,878
	Berry Global Inc.:
26,700	2.155% (1-Month USD-LIBOR + 0.200)% due 10/1/22	26,306
230,825	2.155% (1-Month USD-LIBOR + 0.200)% due 7/1/26	223,584
215,399	BJ’s Wholesale Club Inc., 2.164% (1-Month USD-LIBOR + 0.200)% due 2/3/24	213,306
143,454	Blackhawk Network Holdings Inc., 3.156% (1-Month USD-LIBOR + 0.300)% due 6/15/25	135,078
133,401	Blackstone CQP Holdco LP, 3.806% (3-Month USD-LIBOR + 0.350)% due 9/30/24	130,844
166,464	Boxer Parent Co., Inc., 4.406% (1-Month USD-LIBOR + 0.425)% due 10/2/25	163,205
174,371	Brand Energy & Infrastructure Services Inc., 5.250% (3-Month USD-LIBOR + 0.425)% due 6/21/24	160,421
126,174	Brazos Delaware II LLC, 4.171% (1-Month USD-LIBOR + 0.400)% due 5/21/25	91,738
92,796	Bright Bidco BV, 4.572% (6-Month USD-LIBOR + 0.350)% due 6/30/24	41,108
115,580	Brookfield WEC Holdings Inc., 3.750% (1-Month USD-LIBOR + 0.300)% due 8/1/25	113,516
164,588	Buckeye Partners LP, 2.906% (1-Month USD-LIBOR + 0.275)% due 11/1/26	161,648
115,000	BY Crown Parent LLC, 4.000% (1-Month USD-LIBOR + 0.300)% due 2/2/26	114,066
	Caesars Resort Collection LLC:
213,359	2.906% (1-Month USD-LIBOR + 0.275)% due 12/23/24	200,158
100,000	4.726% (3-Month USD-LIBOR + 0.450)% due 7/21/25	96,813
	Calpine Corp.:
283,792	2.410% (1-Month USD-LIBOR + 0.225)% due 4/5/26	277,211
14,888	2.156% (1-Month USD-LIBOR + 0.200)% due 8/12/26	14,436
243,775	Camelot U.S. Acquisition 1 Co., 3.156% (1-Month USD-LIBOR + 0.300)% due 10/30/26	239,204
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$206,066	Capri Acquisitions BidCo Ltd., 3.261% (3-Month USD-LIBOR + 0.300)% due 11/1/24	$205,423
60,000	Carnival Corp., 8.500% (1-Month USD-LIBOR + 0.750)% due 6/30/25	58,787
259,479	Castle US Holding Corp., due 1/29/27(i)	249,424
81,496	Catalent Pharma Solutions Inc., 3.250% (1-Month USD-LIBOR + 0.225)% due 5/18/26	80,952
174,584	Cengage Learning Inc., 5.250% (3-Month USD-LIBOR + 0.425)% due 6/7/23	143,377
243,862	CenturyLink Inc., 2.406% (1-Month USD-LIBOR + 0.225)% due 3/15/27	235,276
245,000	Change Healthcare Holdings LLC, 3.500% (3-Month USD-LIBOR + 0.250)% due 3/1/24	240,169
78,491	Charter NEX US Inc., 3.406% (1-Month USD-LIBOR + 0.325)% due 5/16/24	77,134
244,370	CHG Healthcare Services Inc., 4.072% (3-Month USD-LIBOR + 0.300)% due 6/7/23	240,399
204,289	CHG PPC Parent LLC, 2.906% (1-Month USD-LIBOR + 0.275)% due 3/31/25	197,138
65,204	Cincinnati Bell Inc., 4.250% (1-Month USD-LIBOR + 0.325)% due 10/2/24	65,137
211,899	Clarios Global LP, 3.658% (1-Month USD-LIBOR + 0.350)% due 4/30/26	207,461
24,813	Clear Channel Outdoor Holdings Inc., 3.761% (3-Month USD-LIBOR + 0.350)% due 8/21/26	22,495
77,029	ClubCorp Holdings Inc., 3.058% (3-Month USD-LIBOR + 0.275)% due 9/18/24	66,768
184,324	Compass Power Generation LLC, 4.500% (1-Month USD-LIBOR + 0.350)% due 12/20/24	180,715
64,838	Connect Finco SARL, 5.500% (1-Month USD-LIBOR + 0.450)% due 12/11/26	63,014
100,000	Conservice Midco LLC, due 5/13/27(i)	98,440
165,000	CornerStone OnDemand Inc., 4.433% (1-Month USD-LIBOR + 0.425)% due 4/22/27	164,546
58,237	Covia Holdings Corp., 8.250% (3-Month USD-LIBOR + 0.500)% due 6/1/25(f)	40,257
	CSC Holdings LLC:
15,544	2.408% (1-Month USD-LIBOR + 0.225)% due 7/17/25	14,980
54,175	2.408% (1-Month USD-LIBOR + 0.225)% due 1/15/26	52,211
168,727	2.658% (1-Month USD-LIBOR + 0.250)% due 4/15/27	163,063
111,288	CSM Bakery Solutions Ltd., 7.250% (3-Month USD-LIBOR + 0.625)% due 1/4/22	103,331
241,546	Cvent Inc., 3.906% (1-Month USD-LIBOR + 0.375)% due 11/29/24	208,486
39,689	Cyanco Intermediate 2 Corp., 3.656% (1-Month USD-LIBOR + 0.350)% due 3/16/25	38,449
102,236	Cyxtera DC Holdings Inc., 4.000% (3-Month USD-LIBOR + 0.300)% due 5/1/24	88,945
124,688	DCert Buyer Inc., 4.156% (1-Month USD-LIBOR + 0.400)% due 10/16/26	123,052
14,925	Dealer Tire LLC, 4.406% (1-Month USD-LIBOR + 0.425)% due 12/12/25	14,564
260,000	Deerfield Dakota Holding LLC, 4.750% (1-Month USD-LIBOR + 0.375)% due 4/9/27	259,025
234,979	Dell International LLC, 2.750% (1-Month USD-LIBOR + 0.200)% due 9/19/25	233,217
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$200,726	Dentalcorp Health Services ULC, 4.750% (1-Month USD-LIBOR + 0.375)% due 6/6/25	$187,679
69,468	Dhanani Group Inc., 3.906% (1-Month USD-LIBOR + 0.375)% due 7/20/25	65,879
218,713	Diamond BC BV, 3.260% (3-Month USD-LIBOR + 0.300)% due 9/6/24	206,002
99,775	Diamond Sports Group LLC, due 8/24/26(i)	84,185
53,598	Digicel International Finance Ltd., 0.000% (3-Month USD-LIBOR + 0.325)% due 5/27/24	46,764
245,316	Dun & Bradstreet Corp., 3.920% (1-Month USD-LIBOR + 0.375)% due 2/6/26	244,580
	Dynasty Acquisition Co., Inc.:
109,262	3.808% (3-Month USD-LIBOR + 0.350)% due 4/6/26	96,514
117,353	Dynatrace LLC, 2.406% (1-Month USD-LIBOR + 0.225)% due 8/22/25	115,446
252,704	E.W. Scripps Co., 2.656% (1-Month USD-LIBOR + 0.250)% due 5/1/26	245,754
204,485	EAB Global Inc., 4.750% (3-Month USD-LIBOR + 0.375)% due 11/15/24	197,839
247,893	Edelman Financial Center LLC, 3.170% (1-Month USD-LIBOR + 0.300)% due 7/21/25	239,837
68,507	EG Group Ltd., 5.072% (6-Month USD-LIBOR + 0.400)% due 2/7/25	66,302
240,000	Elanco Animal Health Inc., due 8/1/27(i)	235,099
126,871	Envision Healthcare Corp., 3.906% (1-Month USD-LIBOR + 0.375)% due 10/10/25	91,563
78,781	Equinox Holdings Inc., 4.072% (3-Month USD-LIBOR + 0.300)% due 3/8/24	58,495
77,833	ESH Hospitality Inc., 2.156% (1-Month USD-LIBOR + 0.200)% due 9/18/26	75,243
69,466	Excelitas Technologies Corp., 4.500% (3-Month USD-LIBOR + 0.350)% due 12/2/24	68,163
48,702	Exgen Renewables IV LLC, 4.000% (3-Month USD-LIBOR + 0.300)% due 11/28/24	48,275
154,870	Filtration Group Corp., 3.156% (1-Month USD-LIBOR + 0.300)% due 3/31/25	152,112
	Flex Acquisition Co., Inc.:
65,000	4.000% (3-Month USD-LIBOR + 0.300)% due 12/29/23	62,702
125,000	3.546% (3-Month USD-LIBOR + 0.325)% due 6/29/25	120,104
108,623	Flexera Software LLC, 4.250% (3-Month USD-LIBOR + 0.325)% due 2/26/25	107,621
183,437	Flutter Entertainment PLC, 3.808% (3-Month USD-LIBOR + 0.350)% due 7/10/25	183,557
250,000	Formula One Management Ltd., 3.500% (1-Month USD-LIBOR + 0.250)% due 2/1/24	242,033
59,583	Forterra Finance LLC, 4.000% (1-Month USD-LIBOR + 0.300)% due 10/25/23	58,540
250,000	Froneri International Ltd., 2.406% (1-Month USD-LIBOR + 0.225)% due 1/29/27	240,490
52,356	Frontdoor Inc., 2.688% (1-Month USD-LIBOR + 0.250)% due 8/16/25	51,244
65,351	Frontera Generation Holdings LLC, 5.250% (3-Month USD-LIBOR + 0.425)% due 5/2/25	27,447
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$205,000	Garda World Security Corp., 4.930% (1-Month USD-LIBOR + 0.475)% due 10/30/26	$204,129
39,795	Gates Global LLC, 3.750% (1-Month USD-LIBOR + 0.275)% due 4/1/24	39,279
239,400	Genesee & Wyoming Inc., 2.308% (3-Month USD-LIBOR + 0.200)% due 12/30/26	235,345
241,931	Gentiva Health Services Inc., 3.438% (1-Month USD-LIBOR + 0.325)% due 7/2/25	239,512
122,410	Getty Images Inc., 4.688% (1-Month USD-LIBOR + 0.450)% due 2/19/26	115,703
100,000	GFL Environmental Inc., 4.000% (3-Month USD-LIBOR + 0.300)% due 5/30/25	99,375
136,132	Global Medical Response Inc., 4.250% (3-Month USD-LIBOR + 0.325)% due 4/28/22	134,722
	Go Daddy Operating Co. LLC:
246,784	1.906% (1-Month USD-LIBOR + 0.175)% due 2/15/24	242,403
145,000	2.656% (1-Month USD-LIBOR + 0.250)% due 8/10/27	143,659
247,667	GOBP Holdings Inc., 3.744% (3-Month USD-LIBOR + 0.275)% due 10/22/25	242,218
255,223	Golden Nugget Inc., due 10/4/23(i)	227,692
257,922	GoodRx Inc., due 10/10/25(i)	254,861
118,444	Graftech International Ltd., 4.500% (1-Month USD-LIBOR + 0.350)% due 2/12/25	116,668
135,000	Graham Packaging Co., Inc., 4.500% (1-Month USD-LIBOR + 0.375)% due 8/4/27	134,730
89,774	Granite US Holdings Corp., 6.322% (3-Month USD-LIBOR + 0.525)% due 9/30/26	86,632
245,924	Gray Television Inc., 2.656% (1-Month USD-LIBOR + 0.250)% due 1/2/26	240,630
242,295	Greeneden U.S. Holdings I LLC, 3.406% (1-Month USD-LIBOR + 0.325)% due 12/1/23	238,106
4,975	Grifols Worldwide Operations Ltd., 2.113% (1-Week USD-LIBOR + 0.200)% due 11/15/27	4,870
81,564	GTT Communications Inc., 2.910% (1-Month USD-LIBOR + 0.275)% due 5/31/25	64,172
92,084	Gulf Finance LLC, 6.250% (1-Month USD-LIBOR + 0.525)% due 8/25/23	63,261
250,364	Harbor Freight Tools USA Inc., due 8/18/23(i)	246,206
39,389	Hayward Industries Inc., 3.656% (1-Month USD-LIBOR + 0.350)% due 8/5/24	38,699
103,681	HD Supply Inc., 1.906% (1-Month USD-LIBOR + 0.175)% due 10/17/23	102,981
59,400	Hexion Inc., 3.800% (3-Month USD-LIBOR + 0.350)% due 7/1/26	58,435
209,061	H-Food Holdings LLC, 3.844% (1-Month USD-LIBOR + 0.369)% due 5/23/25	203,051
210,000	Hilton Worldwide Finance LLC, 1.925% (1-Month USD-LIBOR + 0.175)% due 6/22/26	202,037
	Hyland Software Inc.:
248,481	due 7/1/24(i)	245,020
45,596	7.750% (1-Month USD-LIBOR + 0.700)% due 7/7/25	45,539
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$233,538	IAA Inc., 2.438% (1-Month USD-LIBOR + 0.225)% due 6/28/26	$230,034
107,173	iHeartCommunications Inc., 3.156% (1-Month USD-LIBOR + 0.300)% due 5/1/26	101,508
150,000	Illuminate Buyer LLC, 4.308% (3-Month USD-LIBOR + 0.400)% due 6/30/27	149,100
159,600	Informatica LLC, 3.406% (1-Month USD-LIBOR + 0.325)% due 2/25/27	156,009
44,888	Ingersoll-Rand Services Co., 1.906% (1-Month USD-LIBOR + 0.175)% due 3/1/27	43,464
	Intelsat Jackson Holdings SA:
18,420	5.050% (3-Month USD-LIBOR + 0.550)% due 7/13/22	18,727
245,000	8.000% (1-Month USD-LIBOR + 0.475)% due 11/27/23(f)	246,497
208,366	ION Trading Technologies SARL, 5.072% (3-Month USD-LIBOR + 0.400)% due 11/21/24	203,342
	Iqvia Inc.:
172,342	1.906% (1-Month USD-LIBOR + 0.175)% due 1/17/25	168,357
84,670	2.058% (3-Month USD-LIBOR + 0.175)% due 6/11/25	82,712
259,122	IRB Holding Corp., due 2/5/25(i)	249,211
253,771	IRI Holdings Inc., 4.406% (1-Month USD-LIBOR + 0.425)% due 12/1/25	247,904
248,274	Iron Mountain Information Management LLC, 1.906% (1-Month USD-LIBOR + 0.175)% due 1/2/26	239,894
188,424	Jaguar Holding Co. I LLC, 3.500% (1-Month USD-LIBOR + 0.250)% due 8/18/22	187,953
255,944	JBS USA Lux SA, 3.072% (3-Month USD-LIBOR + 0.200)% due 5/1/26	248,345
251,163	KAR Auction Services Inc., 2.438% (1-Month USD-LIBOR + 0.225)% due 9/19/26	243,000
80,003	KBR Inc., 2.906% (1-Month USD-LIBOR + 0.275)% due 2/5/27	79,503
114,425	Kestrel Bidco Inc., 4.000% (3-Month USD-LIBOR + 0.300)% due 12/11/26	94,759
99,488	Kindred Healthcare LLC, 5.188% (1-Month USD-LIBOR + 0.500)% due 7/2/25	98,494
76,461	Klockner Pentaplast of America Inc., 5.250% (3-Month USD-LIBOR + 0.425)% due 6/30/22	74,071
144,437	Kronos Acquisition Intermediate Inc., 5.000% (3-Month USD-LIBOR + 0.400)% due 5/15/23	142,992
6,994	Lealand Finance Co. BV, 4.156% (1-Month USD-LIBOR + 0.400)% due 6/30/25	5,648
254,888	Level 3 Financing Inc., 1.906% (1-Month USD-LIBOR + 0.175)% due 3/1/27	246,658
178,570	Life Time Fitness Inc., 3.750% (3-Month USD-LIBOR + 0.275)% due 6/10/22	166,963
204,957	LifePoint Health Inc., 3.906% (1-Month USD-LIBOR + 0.375)% due 11/16/25	200,712
239,299	Lineage Logistics LLC, 4.000% (1-Month USD-LIBOR + 0.300)% due 2/27/25	237,057
35,093	Lions Gate Capital Holdings LLC, 2.406% (1-Month USD-LIBOR + 0.225)% due 3/24/25	33,975
85,000	LogMeIn Inc., due 8/14/27(i)	82,839
128,166	Lower Cadence Holdings LLC, 4.156% (1-Month USD-LIBOR + 0.400)% due 5/22/26	117,593
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$133,065	Lucid Energy Group II Borrower LLC, 4.000% (1-Month USD-LIBOR + 0.300)% due 2/17/25	$112,374
163,943	Mavis Tire Express Services Corp., 3.558% (3-Month USD-LIBOR + 0.325)% due 3/20/25	157,139
	MED ParentCo LP:
16,738	4.359% (3-Month USD-LIBOR + 0.425)% due 8/31/26	15,664
95,395	4.406% (1-Month USD-LIBOR + 0.425)% due 8/31/26	89,273
144,716	Messer Industries GmbH, 2.808% (3-Month USD-LIBOR + 0.250)% due 3/2/26	141,580
205,000	Milano Acquisition Corp., due 8/17/27(i)	203,206
110,000	Mileage Plus Holdings LLC, 6.250% (3-Month USD-LIBOR + 0.525)% due 6/21/27	111,169
201,396	Minotaur Acquisition Inc., 5.156% (1-Month USD-LIBOR + 0.500)% due 3/27/26	191,830
218,824	Mister Car Wash Holdings Inc., due 5/14/26(i)	205,226
	Misys Ltd.:
131,499	4.500% (3-Month USD-LIBOR + 0.350)% due 6/13/24	123,634
45,000	8.250% (3-Month USD-LIBOR + 0.725)% due 6/13/25	41,562
	Mitchell International Inc.:
122,155	3.406% (1-Month USD-LIBOR + 0.325)% due 11/29/24	115,972
30,000	7.405% (1-Month USD-LIBOR + 0.725)% due 12/1/25	27,450
61,992	MLN US HoldCo LLC, 4.655% (1-Month USD-LIBOR + 0.450)% due 11/30/25	52,422
	Motion Acquisition Ltd.:
39,800	4.322% (3-Month USD-LIBOR + 0.325)% due 11/12/26	36,783
110,117	MPH Acquisition Holdings LLC, 3.750% (3-Month USD-LIBOR + 0.275)% due 6/7/23	108,878
61,173	NASCAR Holdings LLC, 2.920% (1-Month USD-LIBOR + 0.275)% due 10/19/26	59,993
44,663	NCR Corp., 2.660% (1-Month USD-LIBOR + 0.250)% due 8/28/26	43,267
245,498	Nexstar Broadcasting Inc., 2.906% (1-Month USD-LIBOR + 0.275)% due 9/18/26	240,622
248,101	Nouryon Finance BV, 3.164% (1-Month USD-LIBOR + 0.300)% due 10/1/25	240,541
44,663	ON Semiconductor Corp., 2.156% (1-Month USD-LIBOR + 0.200)% due 9/19/26	43,965
249,125	Option Care Health Inc., 4.656% (1-Month USD-LIBOR + 0.450)% due 8/6/26	248,086
44,325	Outcomes Group Holdings Inc., 3.808% (3-Month USD-LIBOR + 0.350)% due 10/24/25	42,810
253,963	Parexel International Corp., due 9/27/24(i)	245,138
	Pathway Vet Alliance LLC:
193,730	4.156% (1-Month USD-LIBOR + 0.400)% due 3/31/27	189,916
48,305	PCI Gaming Authority, 2.656% (1-Month USD-LIBOR + 0.250)% due 5/29/26	46,721
196,264	Peak 10 Holding Corp., 3.808% (3-Month USD-LIBOR + 0.350)% due 8/1/24	164,944
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$44,436	Penn National Gaming Inc., 3.000% (3-Month USD-LIBOR + 0.225)% due 10/15/25	$42,814
201,117	PetSmart Inc., 5.000% (3-Month USD-LIBOR + 0.400)% due 3/11/22	200,552
130,000	PG&E Corp., 5.500% (3-Month USD-LIBOR + 0.450)% due 6/23/25	127,807
39,796	Phoenix Services International LLC, 4.750% (1-Month USD-LIBOR + 0.375)% due 3/1/25	37,434
65,751	Ply Gem Midco Inc., 3.918% (1-Month USD-LIBOR + 0.375)% due 4/12/25	64,436
160,498	PODS LLC, 3.750% (1-Month USD-LIBOR + 0.275)% due 12/6/24	157,488
77,794	PowerTeam Services LLC, 4.250% (3-Month USD-LIBOR + 0.325)% due 3/6/25	75,096
54,113	Prairie ECI Acquiror LP, 4.906% (1-Month USD-LIBOR + 0.475)% due 3/11/26	48,499
144,275	Pregis TopCo LLC, 3.906% (1-Month USD-LIBOR + 0.375)% due 7/31/26	141,931
25,000	Presidio Holdings Inc., 3.770% (3-Month USD-LIBOR + 0.350)% due 1/22/27	24,563
183,824	Prime Security Services Borrower LLC, 4.250% (3-Month USD-LIBOR + 0.325)% due 9/23/26	183,043
69,467	Pro Mach Group Inc., 2.920% (1-Month USD-LIBOR + 0.275)% due 3/7/25	66,276
251,763	Project Alpha Intermediate Holding Inc., due 4/26/24(i)	249,875
39,800	Pug LLC, 3.656% (1-Month USD-LIBOR + 0.350)% due 2/12/27	33,697
201,831	Radiate HoldCo LLC, 3.750% (1-Month USD-LIBOR + 0.300)% due 2/1/24	198,439
202,696	Radiology Partners Inc., 5.667% (3-Month USD-LIBOR + 0.425)% due 7/9/25	193,153
410,788	Refinitiv US Holdings Inc., 3.406% (1-Month USD-LIBOR + 0.325)% due 10/1/25	406,971
186,986	Renaissance Holding Corp., 3.406% (1-Month USD-LIBOR + 0.325)% due 5/30/25	183,379
136,125	RentPath LLC, 0.000% (3-Month USD-LIBOR + 0.380)% due 12/17/21(f)	105,497
47,855	Reynolds Consumer Products LLC, 1.906% (1-Month USD-LIBOR + 0.175)% due 2/4/27	47,027
188,798	Reynolds Group Holdings Inc., 2.906% (1-Month USD-LIBOR + 0.275)% due 2/5/23	185,898
69,650	RPI 2019 Intermediate Finance Trust, 1.906% (1-Week USD-LIBOR + 0.175)% due 2/11/27	69,367
57,750	RPI Intermediate Finance Trust, 1.906% (1-Month USD-LIBOR + 0.175)% due 2/11/27	57,461
95,000	RSA Security LLC, due 6/29/27(i)	94,763
45,000	Ryan Specialty Group LLC, due 7/23/27(i)	44,803
89,877	Sabre GLBL Inc., due 2/22/24(i)	83,377
56,025	Science Applications International Corp., 2.406% (1-Month USD-LIBOR + 0.225)% due 3/12/27	55,605
154,349	Scientific Games International Inc., 3.472% (3-Month USD-LIBOR + 0.275)% due 8/14/24	144,013
144,440	Sedgwick Claims Management Services Inc., 3.406% (1-Month USD-LIBOR + 0.325)% due 12/31/25	139,505
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$240,000	Select Medical Corp., 2.680% (1-Month USD-LIBOR + 0.250)% due 3/6/25	$232,999
39,800	Servicemaster Co. LLC, 1.906% (1-Month USD-LIBOR + 0.175)% due 11/5/26	39,120
249,609	Severin Acquisition LLC, 3.405% (1-Month USD-LIBOR + 0.325)% due 8/1/25	241,914
208,425	Sinclair Television Group Inc., 2.660% (1-Month USD-LIBOR + 0.250)% due 9/30/26	202,589
179,620	SIWF Holdings Inc., due 6/15/25(i)	169,441
86,819	Six Flags Theme Parks Inc., 1.910% (1-Month USD-LIBOR + 0.175)% due 4/17/26	81,349
19,900	SMG US Midco 2 Inc., 2.730% (1-Month USD-LIBOR + 0.250)% due 1/23/25	16,890
243,750	SolarWinds Holdings Inc., 2.906% (1-Month USD-LIBOR + 0.275)% due 2/5/24	240,323
	Solenis Holdings LLC:
120,120	4.256% (3-Month USD-LIBOR + 0.400)% due 6/26/25	117,849
5,000	8.756% (3-Month USD-LIBOR + 0.850)% due 6/26/26	4,483
243,940	Solera LLC, 2.938% (1-Month USD-LIBOR + 0.275)% due 3/3/23	239,476
242,205	Sophia LP, 4.250% (3-Month USD-LIBOR + 0.325)% due 9/30/22	241,236
244,388	Sotera Health Holdings LLC, 5.500% (3-Month USD-LIBOR + 0.450)% due 12/11/26	243,715
246,338	Sound Inpatient Physicians Inc., 2.906% (1-Month USD-LIBOR + 0.275)% due 6/27/25	240,364
61,181	Southern Graphics Inc., 3.406% (1-Month USD-LIBOR + 0.325)% due 12/31/22	35,434
133,221	SS&C Technologies Holdings Inc., 1.906% (1-Month USD-LIBOR + 0.175)% due 4/16/25	129,300
74,119	Staples Inc., 5.251% (3-Month USD-LIBOR + 0.500)% due 4/16/26	62,754
30,000	STG-Fairway Holdings LLC, 4.322% (3-Month USD-LIBOR + 0.325)% due 1/31/27	28,875
34,825	Sunshine Luxembourg VII SARL, 5.322% (6-Month USD-LIBOR + 0.425)% due 10/1/26	34,702
245,000	Surf Holdings SARL, 3.827% (3-Month USD-LIBOR + 0.350)% due 3/5/27	238,944
31,747	Syncreon Group BV, 6.000% (3-Month USD-LIBOR + 0.500)% due 10/1/24	29,643
99,350	TAMKO Building Products LLC, 3.406% (1-Month USD-LIBOR + 0.325)% due 5/29/26	98,356
1,417	Tapstone Energy Holdings III LLC, 5.000% (1-Month USD-LIBOR + 0.400)% due 4/17/24(j)	1,417
64,577	Team Health Holdings Inc., 3.750% (1-Month USD-LIBOR + 0.275)% due 2/6/24	53,626
	Tech Data Corp.:
180,000	3.656% (1-Month USD-LIBOR + 0.350)% due 6/30/25	180,180
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$80,000	5.656% (1-Month USD-LIBOR + 0.550)% due 6/30/25	$76,600
159,200	Telesat Canada, 2.910% (1-Month USD-LIBOR + 0.275)% due 12/7/26	153,760
216,334	Tempo Acquisition LLC, 3.750% (1-Month USD-LIBOR + 0.325)% due 11/2/26	211,603
144,275	Terrier Media Buyer Inc., 4.406% (1-Month USD-LIBOR + 0.425)% due 12/17/26	141,254
	TIBCO Software Inc.:
239,350	3.910% (1-Month USD-LIBOR + 0.375)% due 6/30/26	230,853
15,000	7.410% (1-Month USD-LIBOR + 0.725)% due 3/3/28	14,550
197,515	Titan Acquisition Ltd., 3.361% (3-Month USD-LIBOR + 0.300)% due 3/28/25	186,158
156,934	TKC Holdings Inc., 4.750% (3-Month USD-LIBOR + 0.375)% due 2/1/23	146,930
155,000	T-Mobile USA Inc., 3.156% (1-Month USD-LIBOR + 0.300)% due 4/1/27	155,330
38,646	Trans Union LLC, 1.906% (1-Month USD-LIBOR + 0.175)% due 11/16/26	37,680
193,467	TransDigm Inc., 2.406% (1-Month USD-LIBOR + 0.225)% due 12/9/25	183,159
104,935	Travel Leaders Group LLC, 4.156% (1-Month USD-LIBOR + 0.400)% due 1/25/24	74,504
69,776	Travelport Finance (Luxembourg) SARL, 6.072% (3-Month USD-LIBOR + 0.500)% due 5/29/26	46,477
69,466	Trident TPI Holdings Inc., 4.072% (3-Month USD-LIBOR + 0.300)% due 10/17/24	68,285
	Uber Technologies Inc.:
9,897	3.656% (1-Month USD-LIBOR + 0.350)% due 7/13/23	9,711
202,321	5.000% (1-Month USD-LIBOR + 0.400)% due 4/4/25	199,902
246,204	UFC Holdings LLC, 4.250% (3-Month USD-LIBOR + 0.325)% due 4/29/26	242,703
64,313	UGI Energy Services LLC, 3.906% (1-Month USD-LIBOR + 0.375)% due 8/13/26	63,750
	Ultimate Software Group Inc.:
118,686	3.906% (1-Month USD-LIBOR + 0.375)% due 5/4/26	117,715
185,000	4.750% (3-Month USD-LIBOR + 0.400)% due 5/4/26	184,654
20,000	7.500% (3-Month USD-LIBOR + 0.675)% due 5/3/27	20,375
64,509	United Natural Foods Inc., 4.406% (1-Month USD-LIBOR + 0.425)% due 10/22/25	62,815
29,850	Univar Solutions USA Inc., 2.156% (1-Month USD-LIBOR + 0.200)% due 7/1/26	28,955
36,844	Univision Communications Inc., 4.750% (1-Month USD-LIBOR + 0.375)% due 3/15/26	35,969
54,863	Upstream Newco Inc., 4.656% (1-Month USD-LIBOR + 0.450)% due 11/20/26	51,639
208,425	US Foods Inc., 3.072% (3-Month USD-LIBOR + 0.200)% due 9/13/26	199,083
108,590	USIC Holdings Inc., 4.250% (1-Month USD-LIBOR + 0.325)% due 12/8/23	105,423
240,573	Verscend Holding Corp., 4.656% (1-Month USD-LIBOR + 0.450)% due 8/27/25	238,569
247,148	Vertafore Inc., 3.406% (1-Month USD-LIBOR + 0.325)% due 7/2/25	246,930
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$300,000	Vertical Midco GmbH, 4.570% (6-Month USD-LIBOR + 0.425)% due 7/30/27	$297,189
259,917	VICI Properties 1 LLC, 1.933% (1-Month USD-LIBOR + 0.175)% due 12/20/24	249,845
53,732	Victory Capital Holdings Inc., 2.799% (3-Month USD-LIBOR + 0.250)% due 7/1/26	52,859
243,520	Virgin Media Bristol LLC, 2.662% (1-Month USD-LIBOR + 0.250)% due 1/31/28	236,755
238,856	Vistra Operations Co. LLC, 1.907% (1-Month USD-LIBOR + 0.175)% due 12/31/25	234,700
249,488	VS Buyer LLC, due 2/28/27(i)	245,433
168,454	Wand Newco 3 Inc., 4.072% (3-Month USD-LIBOR + 0.300)% due 2/5/26	161,822
65,000	Web.com Group Inc., 3.933% (1-Month USD-LIBOR + 0.375)% due 10/10/25	62,709
203,963	Whatabrands LLC, 2.905% (1-Month USD-LIBOR + 0.275)% due 7/31/26	198,609
244,985	Wink Holdco Inc., 4.000% (1-Month USD-LIBOR + 0.300)% due 12/2/24	239,243
244,388	Zayo Group Holdings Inc., 3.156% (1-Month USD-LIBOR + 0.300)% due 3/9/27	237,009
39,800	Zelis Cost Management Buyer Inc., 4.906% (1-Month USD-LIBOR + 0.475)% due 9/30/26	39,759
20,000	Ziggo Financing Partnership, 2.662% (1-Month USD-LIBOR + 0.250)% due 4/30/28	19,313
	TOTAL SENIOR LOANS (Cost – $40,492,119)	39,879,733
SOVEREIGN BONDS – 1.1%
Canada – 0.2%
500,000	Canada Government International Bond, 1.625% due 1/22/25	527,524
250,000	Export Development Canada, 1.750% due 7/18/22	256,912
500,000	Province of Alberta Canada, 3.350% due 11/1/23	544,235
1,000,000	Province of Ontario Canada, 2.400% due 2/8/22	1,029,660
	Province of Quebec Canada:
750,000	2.375% due 1/31/22	771,626
400,000	1.350% due 5/28/30	412,001
	Total Canada	3,541,958
Chile – 0.0%
200,000	Chile Government International Bond, 3.860% due 6/21/47	246,200
Colombia – 0.1%
	Colombia Government International Bond:
400,000	3.875% due 4/25/27	434,400
200,000	3.000% due 1/30/30	205,000
100,000	6.125% due 1/18/41	130,250
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS – (continued)
Colombia – (continued)
$250,000	5.625% due 2/26/44	$316,250
	Total Colombia	1,085,900
Indonesia – 0.1%
	Indonesia Government International Bond:
500,000	3.375% due 4/15/23	527,010
200,000	3.850% due 10/15/30	229,178
200,000	5.350% due 2/11/49	269,300
1,300,000	Perusahaan Penerbit SBSN Indonesia III, 3.750% due 3/1/23	1,376,843
	Total Indonesia	2,402,331
Israel – 0.0%
200,000	Israel Government International Bond, 3.875% due 7/3/50	238,452
200,000	State of Israel, 2.500% due 1/15/30	215,569
	Total Israel	454,021
Italy – 0.0%
	Republic of Italy Government International Bond:
200,000	2.875% due 10/17/29	204,933
100,000	5.375% due 6/15/33	125,340
	Total Italy	330,273
Japan – 0.0%
	Japan Bank for International Cooperation:
200,000	2.500% due 5/23/24	214,744
250,000	2.875% due 6/1/27	283,386
250,000	2.750% due 11/16/27	282,810
200,000	2.000% due 10/17/29	216,890
	Total Japan	997,830
Mexico – 0.1%
	Mexico Government International Bond:
350,000	3.750% due 1/11/28	377,881
200,000	4.500% due 4/22/29	225,100
200,000	3.250% due 4/16/30	206,500
200,000	4.750% due 4/27/32	228,900
750,000	4.600% due 1/23/46	821,257
	Total Mexico	1,859,638
Panama – 0.1%
	Panama Government International Bond:
500,000	4.000% due 9/22/24	548,755
200,000	3.750% due 3/16/25	219,202
200,000	3.875% due 3/17/28	227,502
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS – (continued)
Panama – (continued)
$200,000	3.160% due 1/23/30	$217,750
250,000	4.500% due 5/15/47	321,000
	Total Panama	1,534,209
Peru – 0.1%
	Peruvian Government International Bond:
350,000	2.392% due 1/23/26	367,850
250,000	2.844% due 6/20/30	274,000
1,000,000	2.783% due 1/23/31	1,087,500
100,000	5.625% due 11/18/50	164,450
	Total Peru	1,893,800
Philippines – 0.1%
	Philippine Government International Bond:
200,000	4.200% due 1/21/24	221,454
400,000	2.457% due 5/5/30	427,008
500,000	3.950% due 1/20/40	589,130
200,000	2.950% due 5/5/45	211,604
	Total Philippines	1,449,196
Poland – 0.0%
500,000	Republic of Poland Government International Bond, 4.000% due 1/22/24	557,461
Qatar – 0.1%
	Qatar Government International Bond:
400,000	3.875% due 4/23/23	429,854
800,000	3.375% due 3/14/24	862,320
	Total Qatar	1,292,174
Saudi Arabia – 0.1%
	Saudi Government International Bond:
900,000	2.375% due 10/26/21	914,076
400,000	2.875% due 3/4/23	416,560
800,000	2.900% due 10/22/25(c)	848,032
	Total Saudi Arabia	2,178,668
South Korea – 0.0%
250,000	Export-Import Bank of Korea, 2.625% due 5/26/26	273,110
400,000	Korea Electric Power Corp., 1.125% due 6/15/25(c)	402,004
200,000	Korea International Bond, 2.500% due 6/19/29	220,887
	Total South Korea	896,001
Supranational – 0.1%
	International Bank for Reconstruction & Development:
1,000,000	1.375% due 9/20/21	1,011,640
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS – (continued)
Supranational – (continued)
$500,000	2.500% due 3/19/24	$538,055
500,000	0.625% due 4/22/25	505,202
250,000	1.875% due 10/27/26	270,762
250,000	2.500% due 11/22/27	282,229
	Total Supranational	2,607,888
Thailand – 0.0%
500,000	Export Import Bank of Thailand, 1.106% due 5/23/24(b)	494,895
United Arab Emirates – 0.0%
	Abu Dhabi Government International Bond:
200,000	0.750% due 9/2/23(c)(h)	200,110
300,000	2.500% due 4/16/25(c)	317,985
300,000	3.125% due 4/16/30(c)	335,689
	Total United Arab Emirates	853,784
Uruguay – 0.0%
	Uruguay Government International Bond:
250,000	4.375% due 1/23/31	299,377
250,000	4.125% due 11/20/45	302,500
	Total Uruguay	601,877
	TOTAL SOVEREIGN BONDS (Cost – $23,848,618)	25,278,104
Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – 0.2%
California – 0.1%
$125,000	AA	Bay Area Toll Authority, Revenue Bonds, Series F2, 6.263% due 4/1/49	$226,975
100,000	AA+	Los Angeles Community College District, GO, Series E, 6.750% due 8/1/49	183,669
150,000	AA+	Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, Series B, 6.603% due 7/1/50	271,851
150,000	A+	Los Angeles Unified School District, GO, Series RY, 6.758% due 7/1/34	224,517
		State of California, GO:
25,000	AA-	3.500% due 4/1/28	29,038
40,000	AA-	4.600% due 4/1/38	48,324
100,000	AA-	7.500% due 4/1/34	167,160
200,000	AA-	7.550% due 4/1/39	353,480
125,000	AA-	7.600% due 11/1/40	228,354
		University of California, Revenue Bonds:
100,000	AA	Series AJ, 4.601% due 5/15/31	122,525
25,000	AA	Series AX, 3.063% due 7/1/25	27,747
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – (continued)
$75,000	AA	Series R, 5.770% due 5/15/43	$110,529
		Total California	1,994,169
Florida – 0.0%
20,000	A	County of Miami-Dade FL Aviation Revenue, Revenue Bonds, Series C, 4.280% due 10/1/41	21,696
Georgia – 0.0%
100,000	A	Municipal Electric Authority of Georgia, Revenue Bonds, 6.637% due 4/1/57	147,575
Illinois – 0.0%
20,000	A	Chicago O’Hare International Airport, Revenue Bonds, Series C, 4.472% due 1/1/49	26,578
		State of Illinois, GO:
250,000	BBB-	5.100% due 6/1/33	255,895
100,000	BBB-	Series 3, 6.725% due 4/1/35	112,108
		Total Illinois	394,581
Massachusetts – 0.0%
100,000	AA	Commonwealth of Massachusetts, GO, Series E, 5.456% due 12/1/39	142,970
100,000	AA+	Commonwealth of Massachusetts Transportation Fund Revenue, Revenue Bonds, 5.731% due 6/1/40	144,248
		Total Massachusetts	287,218
Missouri – 0.0%
100,000	AA+	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, 3.652% due 8/15/57	123,125
Nevada – 0.0%
100,000	AA-	County of Clark Department of Aviation, Revenue Bonds, Series C, 6.820% due 7/1/45	163,873
New Jersey – 0.0%
		New Jersey Turnpike Authority, Revenue Bonds:
100,000	A+	7.102% due 1/1/41	168,654
100,000	A+	Series F, 7.414% due 1/1/40	173,130
		Total New Jersey	341,784
New York – 0.1%
100,000	AA	City of New York NY, GO, 5.517% due 10/1/37	142,833
150,000	AA	Metropolitan Transportation Authority, Revenue Bonds, Series C, 7.336% due 11/15/39	242,646
125,000	AA+	New York City Water & Sewer System, Revenue Bonds, Series AA, 5.440% due 6/15/43	195,506
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
$100,000	Aa1(k)	New York State Dormitory Authority, Revenue Bonds, 3.110% due 2/15/39	$110,805
200,000	A+	Port Authority of New York & New Jersey, Revenue Bonds, 4.458% due 10/1/62	261,236
		Total New York	953,026
Ohio – 0.0%
100,000	A	American Municipal Power Inc., Revenue Bonds, Series B, 8.084% due 2/15/50	188,804
100,000	AA	Ohio State University, Revenue Bonds, 3.798% due 12/1/46	126,679
		Total Ohio	315,483
Texas – 0.0%
50,000	Aa1(k)	Grand Parkway Transportation Corp., Revenue Bonds, 3.236% due 10/1/52	52,561
75,000	AAA	State of Texas, GO, Series A, 5.517% due 4/1/39	113,262
95,000	Aaa(k)	Texas Transportation Commission, GO, 2.472% due 10/1/44	95,925
		Total Texas	261,748
Wisconsin – 0.0%
10,000	AA-	State of Wisconsin, Revenue Bonds, Series C, 3.154% due 5/1/27	11,271
		TOTAL MUNICIPAL BONDS (Cost – $4,212,018)	5,015,549
Shares/Units	Security	Value
OPEN-END FUND – 1.1%
138,280	iShares 20+ Year Treasury Bond (Cost – $22,056,877)	22,427,633
COMMON STOCKS – 0.0%
DIVERSIFIED – 0.0%
SPACs – 0.0%
1,640	Foresight Energy LLC/Foresight Energy Finance Corp.(h)(j)	27,078
ENERGY – 0.0%
Oil & Gas – 0.0%
1,842	Tapstone Energy LLC/Tapstone Energy Finance Corp.(h)(j)	4,163
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas Services – 0.0%
659	Weatherford International PLC*	$1,997
	TOTAL ENERGY	6,160
INDUSTRIAL – 0.0%
Engineering & Construction – 0.0%
3,092	Mcdermott International Ltd.*	9,121
	TOTAL COMMON STOCKS (Cost – $58,726)	42,359
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,917,199,537)	1,991,202,281
Face Amount/Units
SHORT-TERM INVESTMENTS – 8.7%
TIME DEPOSITS – 4.9%
$17,572,359	Citibank – New York, 0.010% due 9/1/20	17,572,359
86,216,027	JPMorgan Chase & Co. – New York, 0.010% due 9/1/20	86,216,027
	TOTAL TIME DEPOSITS (Cost – $103,788,386)	103,788,386
U.S. GOVERNMENT OBLIGATIONS – 3.8%
	U.S. Treasury Bills:
20,700,000	0.145% due 10/29/20(l)	20,695,164
29,000,000	0.160% due 11/27/20(l)	28,992,816
31,000,000	0.151% due 12/3/20(l)	30,991,191
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $80,671,877)	80,679,171
	TOTAL SHORT-TERM INVESTMENTS (Cost – $184,460,263)	184,467,557
	TOTAL INVESTMENTS – 102.5% (Cost – $2,101,659,800)	2,175,669,838
	Liabilities in Excess of Other Assets – (2.5)%	(53,158,889)
	TOTAL NET ASSETS – 100.0%	$2,122,510,949

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

*
Non-income producing security.

(a)
This security is traded on a TBA basis (See Note 5).

(b)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2020.

(c)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board

See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Core Fixed Income Fund (concluded)

of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2020, amounts to approximately $287,741,959 and represents 13.56% of net assets.
(d)
Security is perpetual in nature and has no stated maturity date.

(e)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(f)
Security is currently in default.

(g)
Interest only security.

(h)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2020, amounts to approximately $2,823,898 and represents 0.13% of net assets.

(i)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(j)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(k)
Rating by Moody’s Investors Service. All ratings are unaudited.

(l)
Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:
CLO
 —    Collateralized Loan Obligation

CMT
 —   Constant Maturity Treasury Index

GO
 —   General Obligation

LIBOR
 —   London Interbank Offered Rate

LLC
 —   Limited Liability Company

LP
 —   Limited Partnership

PLC
 —   Public Limited Company

REMICS
 —   Real Estate Mortgage Investment Conduit

SARL
 —   Société à Responsabilité Limitée

SOFR
 —   Secured Overnight Financing Rate

UMBS
 —   Uniform Mortgage Backed Securities

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	23.0%
Mortgage-Backed Securities	19.5
Corporate Bonds & Notes	18.7
Collateralized Mortgage Obligations	18.3
Asset-Backed Securities	7.8
Senior Loans	1.8
Sovereign Bonds	1.2
Open-End Fund	1.0
Municipal Bonds	0.2
Common Stocks	0.0*
Short-Term Investments	8.5
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 50.2%
Basic Materials – 1.5%
$4,613,000	Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.750% due 9/30/24(a)	$4,771,595
200,000	CNAC HK Finbridge Co., Ltd., Company Guaranteed Notes, 3.500% due 7/19/22	207,078
40,000	DuPont de Nemours Inc., Senior Unsecured Notes, 3.766% due 11/15/20	40,280
200,000	LG Chem Ltd., Senior Unsecured Notes, 3.250% due 10/15/24	215,338
200,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(a)	218,500
20,000	Nutrien Ltd., Senior Unsecured Notes, 1.900% due 5/13/23	20,711
200,000	POSCO, Senior Unsecured Notes, 2.375% due 11/12/22	204,998
	Total Basic Materials	5,678,500
Communications – 11.3%
105,000	AT&T Inc., Senior Unsecured Notes, 4.450% due 4/1/24	117,909
200,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	200,818
200,000	Baidu Inc., Senior Unsecured Notes, 3.075% due 4/7/25	213,924
2,613,000EUR	Catena Media PLC, Company Guaranteed Notes, 5.500% (3-Month EURIBOR + 5.500)% due 3/2/22(b)	3,098,864
1,022,000EUR	CentralNic Group PLC, Senior Secured Notes, 7.000% (3-Month EURIBOR + 7.000)% due 7/3/23(b)	1,250,146
4,297,000	CenturyLink Inc., Senior Unsecured Notes, 6.450% due 6/15/21	4,443,657
967,000	Cogent Communications Group Inc., Senior Secured Notes, 5.375% due 3/1/22(a)	996,010
4,246,000	DISH DBS Corp., Company Guaranteed Notes, 6.750% due 6/1/21	4,352,150
115,000	eBay Inc., Senior Unsecured Notes, 2.750% due 1/30/23	120,748
3,990,000	HC2 Holdings Inc., Senior Secured Notes, 11.500% due 12/1/21(a)	3,720,675
200,000	JD.com Inc., Senior Unsecured Notes, 3.125% due 4/29/21	202,261
2,813,000	Level 3 Financing Inc., Company Guaranteed Notes, 5.125% due 5/1/23	2,813,000
6,468,000EUR	Linkem SpA, Senior Secured Notes, 7.000% (3-Month EURIBOR + 7.000)% due 8/9/22(a)(b)	7,603,359
1,395,000	Netflix Inc., Senior Unsecured Notes, 5.375% due 2/1/21	1,421,156
1,238,000	NortonLifeLock Inc., Senior Unsecured Notes, 4.200% due 9/15/20	1,238,371
115,000	Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.625% due 5/1/22	120,797
200,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 3.250% due 6/30/25	219,904
2,102,000	Sirius XM Radio Inc., Company Guaranteed Notes, 3.875% due 8/1/22(a)	2,120,392
4,249,000	TEGNA Inc., Company Guaranteed Notes, 4.875% due 9/15/21(a)	4,249,000
200,000	Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	208,880
200,000	Tencent Holdings Ltd., Senior Unsecured Notes, 1.810% due 1/26/26(a)	204,418
1,810,000	T-Mobile USA Inc., Company Guaranteed Notes, 6.000% due 3/1/23	1,812,263
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$1,581,000	VeriSign Inc., Senior Unsecured Notes, 4.625% due 5/1/23	$1,598,786
110,000	Verizon Communications Inc., Senior Unsecured Notes, 1.380% (3-Month USD-LIBOR + 1.100)% due 5/15/25(b)	112,409
	Total Communications	42,439,897
Consumer Cyclical – 5.4%
175,000	Daimler Finance North America LLC, Company Guaranteed Notes, 2.300% due 2/12/21(a)	176,289
2,002,000	Delta Air Lines Inc., Senior Unsecured Notes, 3.400% due 4/19/21	2,006,662
	Dollar Tree Inc., Senior Unsecured Notes:
75,000	3.700% due 5/15/23	80,829
35,000	4.000% due 5/15/25	39,668
1,700,000EUR	European Lingerie Group AB, Senior Secured Notes, 7.750% (3-Month EURIBOR + 7.750)% due 2/22/21(b)(c)	1,379,570
2,554,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.227% (3-Month USD-LIBOR + 0.930)% due 9/24/20(b)	2,552,627
7,000,000SEK	Gaming Innovation Group PLC, Senior Secured Notes, 9.098% (3-Month STIBOR + 9.000)% due 6/28/22(b)	742,511
7,212,720	Hawaiian Airlines 2013-1 Class B Pass-Through Certificates, 4.950% due 1/15/22	6,545,775
663,000	Hawaiian Airlines 2020-1 Class B Pass-Through Certificates, 11.250% due 9/15/25(a)	667,155
4,576,000	Hercules Achievement, Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 9.000% (3-Month USD-LIBOR + 8.000)% due 12/22/24(a)(b)	4,072,640
115,000	Hyundai Capital America, Senior Unsecured Notes, 2.850% due 11/1/22(a)	119,063
1,698,000	Macy’s Retail Holdings LLC, Company Guaranteed Notes, 2.875% due 2/15/23	1,405,095
90,000	McDonald’s Corp., Senior Unsecured Notes, 2.625% due 1/15/22	92,869
400,000EUR	SB Holdco PLC, Secured Notes, 8.000% (3-Month EURIBOR + 8.000)% due 7/13/22(b)	464,233
55,000	Target Corp., Senior Unsecured Notes, 2.900% due 1/15/22	56,978
	Total Consumer Cyclical	20,401,964
Consumer Non-cyclical – 3.8%
105,000	AbbVie Inc., Senior Unsecured Notes, 2.300% due 11/21/22(a)	109,114
	Anthem Inc., Senior Unsecured Notes:
100,000	2.500% due 11/21/20	100,490
10,000	3.300% due 1/15/23	10,650
5,297,000	APX Group Inc., Senior Secured Notes, 7.875% due 12/1/22	5,355,002
115,000	AstraZeneca PLC, Senior Unsecured Notes, 2.375% due 11/16/20	115,501
70,000	BAT Capital Corp., Company Guaranteed Notes, 2.764% due 8/15/22	72,796
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$115,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 2.600% due 5/16/22	$119,533
110,000	Cardinal Health Inc., Senior Unsecured Notes, 2.616% due 6/15/22	113,717
110,000	Cigna Corp., Company Guaranteed Notes, 3.400% due 9/17/21	113,435
115,000	Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	119,252
2,649,000	Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(a)	2,738,404
46,000	CVS Health Corp., Senior Unsecured Notes, 3.700% due 3/9/23	49,515
280,574	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	281,278
200,000	HPHT Finance 19 Ltd., Company Guaranteed Notes, 2.875% due 11/5/24	207,296
2,122,000	Ingles Markets Inc., Senior Unsecured Notes, 5.750% due 6/15/23	2,153,830
	Mondelez International Inc., Senior Unsecured Notes:
45,000	0.625% due 7/1/22	45,205
70,000	3.625% due 5/7/23	75,377
1,896,000	Nielsen Co. Luxembourg SARL, Company Guaranteed Notes, 5.500% due 10/1/21(a)	1,898,370
	PayPal Holdings Inc., Senior Unsecured Notes:
95,000	2.200% due 9/26/22	98,507
15,000	1.350% due 6/1/23	15,348
85,000	PepsiCo Inc., Senior Unsecured Notes, 0.750% due 5/1/23	86,059
200,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	213,678
35,000	Reynolds American Inc., Company Guaranteed Notes, 4.000% due 6/12/22	37,086
110,000	Royalty Pharma PLC, Senior Unsecured Notes, 0.750% due 9/2/23(a)	109,923
35,000	Upjohn Inc., Company Guaranteed Notes, 1.125% due 6/22/22(a)	35,315
	Total Consumer Non-cyclical	14,274,681
Energy – 4.1%
6,236,000	CITGO Petroleum Corp., Senior Secured Notes, 6.250% due 8/15/22(a)	6,220,410
200,000	CNOOC Finance 2012 Ltd., Company Guaranteed Notes, 3.875% due 5/2/22	209,359
200,000	CNPC HK Overseas Capital Ltd., Company Guaranteed Notes, 4.500% due 4/28/21	204,398
1,173,000	CNX Resources Corp., Company Guaranteed Notes, 5.875% due 4/15/22	1,177,927
39,699	Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(a)	39,656
85,000	Exxon Mobil Corp., Senior Unsecured Notes, 1.571% due 4/15/23	87,644
	Martin Midstream Partners LP/Martin Midstream Finance Corp.:
789,000	Company Guaranteed Notes, 7.250% due 2/15/21	741,660
906,875	Senior Secured Notes, 10.000% due 2/29/24(a)	941,790
200,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	202,044
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$3,156,000	PBF Logistics LP/PBF Logistics Finance Corp., Company Guaranteed Notes, 6.875% due 5/15/23	$3,130,405
200,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.125% due 3/18/22	206,052
250,000	Reliance Industries Ltd., Senior Unsecured Notes, 5.400% due 2/14/22	264,388
200,000	Saudi Arabian Oil Co., Senior Unsecured Notes, 2.750% due 4/16/22	205,311
80,000	Schlumberger Holdings Corp., Senior Unsecured Notes, 3.750% due 5/1/24(a)	87,081
	SESI LLC, Company Guaranteed Notes:
3,961,000	7.125% due 12/15/21(a)	1,465,570
640,000	7.125% due 12/15/21	179,200
	Total Energy	15,362,895
Financial – 6.2%
115,000	American Express Co., Senior Unsecured Notes, 3.700% due 11/5/21	119,250
60,000	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 3.625% due 5/1/22(a)	58,071
150,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	151,688
200,000	Banco do Brasil SA, Junior Subordinated Notes, 8.500% (5-Year CMT Index + 7.782)% (b)(d)	201,000
200,000	Bangkok Bank PCL, Senior Unsecured Notes, 4.800% due 10/18/20	200,880
120,000	Bank of America Corp., Senior Unsecured Notes, 1.117% (3-Month USD-LIBOR + 0.790)% due 3/5/24(b)	120,818
	Capital One Financial Corp., Senior Unsecured Notes:
95,000	2.400% due 10/30/20	95,154
20,000	3.200% due 1/30/23	21,142
180,000	Citigroup Inc., Senior Unsecured Notes, 1.269% (3-Month USD-LIBOR + 1.023)% due 6/1/24(b)	181,649
120,000	Crown Castle International Corp., Senior Unsecured Notes, 1.350% due 7/15/25	121,938
3,476,000	CTO Realty Growth Inc., Senior Unsecured Notes, 3.875% due 4/15/25(a)	3,110,744
200,000	Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	205,230
200,000	Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.700% due 5/18/21	206,500
2,875,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.250% due 2/1/22	2,907,344
100,000	Industrial Senior Trust, Company Guaranteed Notes, 5.500% due 11/1/22	103,751
47,494	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	43,770
120,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.207% (3-Month USD-LIBOR + 0.695)% due 4/1/23(b)	125,146
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$90,000	Macquarie Bank Ltd., Senior Unsecured Notes, 2.100% due 10/17/22(a)	$93,137
200,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542)% due 10/29/26(b)	204,150
115,000	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 1.506% (3-Month USD-LIBOR + 1.200)% due 12/29/21(b)	115,089
115,000	Morgan Stanley, Senior Unsecured Notes, 1.188% (3-Month USD-LIBOR + 0.930)% due 7/22/22(b)	115,745
200,000	NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25(a)	200,927
162,358	Peru Enhanced Pass-Through Finance Ltd., Pass-Thru Certificates, zero coupon, due 6/2/25	151,804
85,000	Prudential Financial Inc., Senior Unsecured Notes, 3.500% due 5/15/24	94,479
3,306,000	SBA Communications Corp., Senior Unsecured Notes, 4.000% due 10/1/22	3,328,216
85,000	Simon Property Group LP, Senior Unsecured Notes, 2.000% due 9/13/24	87,945
16,250,000SEK	Stockwik Förvaltning AB, Senior Secured Notes, 0.000% (3-Month STIBOR + 7.000)% due 9/3/23(b)(e)(f)	1,906,858
4,770,000	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	5,163,525
120,000	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 2.058% due 7/14/21	121,729
250,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	261,266
110,000	Toronto-Dominion Bank, Senior Unsecured Notes, 0.558% (SOFR rate + 0.480)% due 1/27/23(b)	110,242
55,000	Truist Financial Corp., Senior Unsecured Notes, 2.200% due 3/16/23	57,347
200,000	Unifin Financiera SAB de CV, Company Guaranteed Notes, 7.000% due 1/15/25	163,500
200,000	United Overseas Bank Ltd., Subordinated Notes, 3.500% (5-Year USD Swap Rate + 2.236)% due 9/16/26(b)	204,148
2,069,000	VEREIT Inc., Senior Unsecured Notes, 3.750% due 12/15/20	2,069,163
5,040,000SEK	VNV Global AB, Senior Secured Notes, 5.750% due 10/4/22	594,331
115,000	Wells Fargo & Co., Senior Unsecured Notes, 1.654% (SOFR rate + 1.600)% due 6/2/24(b)	117,571
115,000	Welltower Inc., Senior Unsecured Notes, 3.625% due 3/15/24	124,331
	Total Financial	23,259,578
Industrial – 9.7%
2,800,000	Altera Shuttle Tankers LLC, Senior Unsecured Notes, 7.125% due 8/15/22	2,856,000
3,888,000	ATS Automation Tooling Systems Inc., Company Guaranteed Notes, 6.500% due 6/15/23(a)	3,932,557
1,677,000	Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/23(a)	1,341,600
195,000	Briggs & Stratton Corp., Senior Unsecured Notes, 6.875% due 12/15/20(c)	12,675
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$13,300,000NOK	Bulk Industrier AS, Senior Secured Notes, 6.570% (3-Month NOK-LIBOR + 6.250)% due 7/14/23(a)(b)	$1,536,904
120,000	Carrier Global Corp., Senior Unsecured Notes, 1.923% due 2/15/23(a)	123,518
935,000	Dycom Industries Inc., Senior Unsecured Notes, 0.750% due 9/15/21	902,275
2,774,000	FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(a)	2,690,780
600,000	Golar LNG Partners LP, Senior Unsecured Notes, 6.506% (3-Month USD-LIBOR + 6.250)% due 11/22/21(b)	522,000
5,443,000	Great Lakes Dredge & Dock Corp., Company Guaranteed Notes, 8.000% due 5/15/22	5,636,063
55,000	Honeywell International Inc., Senior Unsecured Notes, 0.483% due 8/19/22	55,124
1,030,000	Louisiana-Pacific Corp., Senior Unsecured Notes, 4.875% due 9/15/24	1,055,750
1,800,000	MPC Container Ships Invest BV, Senior Secured Notes, 5.056% (3-Month USD-LIBOR + 4.750)% due 9/22/22(b)	1,444,500
25,000	Northrop Grumman Corp., Senior Unsecured Notes, 3.250% due 8/1/23	27,070
115,000	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 2.700% due 11/1/24(a)	121,665
115,000	Republic Services Inc., Senior Unsecured Notes, 2.500% due 8/15/24	122,829
2,199,000	SFL Corp., Ltd., Senior Unsecured Notes, 5.750% due 10/15/21	2,102,459
37,500,000NOK	Stolt-Nielsen Ltd., Senior Unsecured Notes, 4.880% (3-Month NOK-LIBOR + 4.500)% due 6/29/23(a)(b)	4,313,708
	Tecnoglass Inc., Company Guaranteed Notes:
200,000	8.200% due 1/31/22	209,000
2,287,000	8.200% due 1/31/22(a)	2,389,915
115,000	Union Pacific Corp., Senior Unsecured Notes, 3.200% due 6/8/21	117,505
1,144,000	Welbilt Inc., Company Guaranteed Notes, 9.500% due 2/15/24	1,161,160
1,099,000	WESCO Distribution Inc., Company Guaranteed Notes, 5.375% due 12/15/21	1,106,385
2,855,000	XPO Logistics Inc., Company Guaranteed Notes, 6.500% due 6/15/22(a)	2,863,779
	Total Industrial	36,645,221
Technology – 7.8%
60,000	Analog Devices Inc., Senior Unsecured Notes, 2.950% due 1/12/21	60,577
1,087,000EUR	Azerion Holding BV, Senior Secured Notes, 8.500% (3-Month EURIBOR + 8.500)% due 3/17/23(b)	1,297,226
	Dell International LLC/EMC Corp.:
8,428,000	Company Guaranteed Notes, 5.875% due 6/15/21(a)	8,441,148
1,244,000	Senior Secured Notes, 5.850% due 7/15/25(a)	1,459,351
5,898,000	MagnaChip Semiconductor Corp., Senior Unsecured Notes, 6.625% due 7/15/21	5,898,000
110,000	Microchip Technology Inc., Senior Secured Notes, 3.922% due 6/1/21	112,495
35,000	Micron Technology Inc., Senior Unsecured Notes, 2.497% due 4/24/23	36,548
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
$5,032,000	NCR Corp., Company Guaranteed Notes, 5.000% due 7/15/22	$5,023,295
35,000	Oracle Corp., Senior Unsecured Notes, 2.500% due 4/1/25	37,729
	Xerox Corp., Senior Unsecured Notes:
372,000	2.750% due 9/1/20	372,000
6,504,000	4.500% due 5/15/21	6,632,389
	Total Technology	29,370,758
Utilities – 0.4%
200,000	AES Gener SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644)% due 3/26/79(a)(b)	213,538
	DTE Energy Co., Senior Unsecured Notes:
10,000	2.250% due 11/1/22	10,355
50,000	2.529% due 10/1/24	53,256
45,000	1.050% due 6/1/25	45,225
156,500	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	165,190
200,000	Empresa Electrica Guacolda SA, Senior Unsecured Notes, 4.560% due 4/30/25	163,752
115,000	Entergy Corp., Senior Unsecured Notes, 0.900% due 9/15/25	114,939
200,000	Israel Electric Corp., Ltd., Senior Secured Notes, 6.875% due 6/21/23	228,629
200,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25(a)	206,895
200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 5.500% due 11/22/21	209,600
105,000	PSEG Power LLC, Company Guaranteed Notes, 3.850% due 6/1/23	113,288
	Total Utilities	1,524,667
	TOTAL CORPORATE BONDS & NOTES (Cost – $190,485,936)	188,958,161
SENIOR LOANS(b) – 15.3%
6,111,202	Advanced Disposal Services Inc., 3.000% (1-Week USD-LIBOR + 2.250)% due 11/10/23	6,079,546
2,663,171	Capri Acquisitions BidCo Ltd., 3.261% (3-Month USD-LIBOR + 3.000)% due 11/1/24	2,654,862
1,335,000	Chefs’ Warehouse Inc., due 6/22/22(g)	1,176,389
6,752,130	Cincinnati Bell Inc., due 10/2/24(g)	6,745,108
1,909,577	Crestwood Holdings LLC, 7.660% (1-Month USD-LIBOR + 7.500)% due 3/6/23	1,243,612
4,769,000	Ellie Mae Inc., 4.058% (3-Month USD-LIBOR + 3.750)% due 4/17/26	4,763,516
4,764,000	EP Energy LLC, due 11/23/21(e)(g)	4,761,022
	Fieldwood Energy LLC:
478,730	due 8/4/21(f)(g)	478,730
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
SENIOR LOANS(b) – (continued)
$5,080,000	9.750% (1-Month USD-LIBOR + 8.750)% due 4/11/22(c)	$1,219,200
6,201,840	First Brands Group LLC, 8.500% (2-Month USD-LIBOR + 7.500)% due 2/2/24	6,077,803
4,916,195	Golden Nugget Online Gaming Inc., 13.000% (3-Month USD-LIBOR + 12.000)% due 10/4/23	5,555,300
664,000	Intelsat Jackson Holdings SA, 6.500% (3-Month USD-LIBOR + 5.500)% due 7/13/22	675,069
796,614	Internap Holding LLC, 7.500% (3-Month USD-LIBOR + 6.500)% due 5/8/25	438,138
2,483,753	Lealand Finance Co. BV, 3.156% (1-Month USD-LIBOR + 3.000)% due 6/28/24(g)	2,210,540
523,687	Monitronics International Inc., 7.750% (1-Month USD-LIBOR + 6.500)% due 3/29/24	392,504
1,912,854	Party City Holdings Inc., 3.250% (1-Month USD-LIBOR + 2.500)% due 8/19/22	1,339,342
4,329,000	WCA Waste Systems Inc., 2.656% (1-Month USD-LIBOR + 2.500)% due 8/11/23(g)	4,312,766
7,590,550	Windstream Services LLC, 2.660% (1-Month USD-LIBOR + 2.500)% due 2/26/21	7,495,668
	TOTAL SENIOR LOANS (Cost – $62,160,622)	57,619,115
ASSET-BACKED SECURITIES – 6.6%
1,000,000	522 Funding CLO I Ltd., Series 2019-4A, Class A, 1.622% (3-Month USD-LIBOR + 1.350)% due 4/20/30(a)(b)	993,700
467,162	Aaset Trust, Series 2019-2, Class A, 3.376% due 10/16/39(a)	422,203
	AccessLex Institute:
255,016	Series 2004-2, Class A3, 0.435% (3-Month USD-LIBOR + 0.190)% due 10/25/24(b)	245,380
258,228	Series 2007-A, Class A3, 0.550% (3-Month USD-LIBOR + 0.300)% due 5/25/36(b)	248,356
200,000	Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.100% due 2/18/25(a)	200,288
1,194,264	Ajax Mortgage Loan Trust, Series 2019-C, Class A, 3.950% due 10/25/58(a)(b)	1,197,344
150,000	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(a)	149,924
291,141	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A, 2.990% due 7/15/24(a)	295,431
574,817	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(a)	569,206
352,000	BSPRT Issuer Ltd., Series 2019-FL5, Class A, 1.312% (1-Month USD-LIBOR + 1.150)% due 5/15/29(a)(b)	346,466
991,833	Carlyle Global Market Strategies CLO Ltd., Series 2014-3RA, Class A1A, 1.295% (3-Month USD-LIBOR + 1.050)% due 7/27/31(a)(b)	975,736
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$500,000	Catamaran CLO Ltd., Series 2018-1A, Class A1, 1.495% (3-Month USD-LIBOR + 1.250)% due 10/25/31(a)(b)	$493,461
478,254	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(a)	487,021
156,505	DRB Prime Student Loan Trust, Series 2016-R, Class A1, 2.075% (1-Month USD-LIBOR + 1.900)% due 10/25/44(a)(b)	156,822
172,194	DT Auto Owner Trust, Series 2020-2A, Class A, 1.140% due 1/16/24(a)	172,740
117,526	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650% due 1/25/41(a)	118,990
333,187	Freed ABS Trust, Series 2020-FP1, Class A, 2.520% due 3/18/27(a)	333,253
35,145	Freed ABS Trust, Series 2019-1, Class A, 3.420% due 6/18/26(a)	35,177
399,541	Genesis Private Label Amortizing Trust, Series 2020-1, Class A, 2.080% due 7/20/30(a)(f)	400,033
	GLS Auto Receivables Issuer Trust:
103,019	Series 2019-1A, Class A, 3.370% due 1/17/23(a)	103,805
158,514	Series 2019-2A, Class A, 3.060% due 4/17/23(a)	160,103
63,533	GLS Auto Receivables Trust, Series 2018-3A, Class A, 3.350% due 8/15/22(a)	63,743
500,000	Greywolf CLO V Ltd., Series 2015-1A, Class A1R, 1.405% (3-Month USD-LIBOR + 1.160)% due 1/27/31(a)(b)	494,761
1,000,000	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 1.452% (3-Month USD-LIBOR + 1.180)% due 10/20/31(a)(b)	989,515
500,000	Hayfin Kingsland VIII Ltd., Series 2018-8A, Class A, 1.392% (3-Month USD-LIBOR + 1.120)% due 4/20/31(a)(b)	492,767
463,343	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(a)	479,023
	Invitation Homes Trust:
181,255	Series 2017-SFR2, Class A, 1.012% (1-Month USD-LIBOR + 0.850)% due 12/17/36(a)(b)	179,915
177,658	Series 2018-SFR1, Class A, 0.862% (1-Month USD-LIBOR + 0.700)% due 3/17/37(a)(b)	174,958
95,776	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(a)	95,972
173,000	LMREC Inc., Series 2019-CRE3, Class A, 1.583% (1-Month USD-LIBOR + 1.400)% due 12/22/35(a)(b)	169,887
173,000	LoanCore Issuer Ltd., Series 2019-CRE2, Class A, 1.292% (1-Month USD-LIBOR + 1.130)% due 5/15/36(a)(b)	169,996
194,166	Marlette Funding Trust, Series 2019-2A, Class A, 3.130% due 7/16/29(a)	196,194
896,373	MFA LLC, Series 2017-NPL1, Class A1, step bond to yield, 3.352% due 11/25/47(a)	900,010
341,000	NLY Commercial Mortgage Trust, Series 2019-FL2, Class AS, 1.762% (1-Month USD-LIBOR + 1.600)% due 2/15/36(a)(b)	330,194
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$207,197	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1, Class A, 3.193% due 1/25/23(a)	$208,068
989,121	Ocean Trails CLO V, Series 2014-5A, Class ARR, 1.546% (3-Month USD-LIBOR + 1.280)% due 10/13/31(a)(b)	980,787
250,000	OCP CLO Ltd., Series 2014-5A, Class A1R, 1.325% (3-Month USD-LIBOR + 1.080)% due 4/26/31(a)(b)	247,232
47,681	Prosper Marketplace Issuance Trust, Series 2019-2A, Class A, 3.200% due 9/15/25(a)	47,765
994,727	Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 1.485% (3-Month USD-LIBOR + 1.210)% due 10/15/30(a)(b)	986,883
1,000,000	Regatta Funding LP, Series 2013-2A, Class A1R2, 1.525% (3-Month USD-LIBOR + 1.250)% due 1/15/29(a)(b)	998,500
	Sofi Professional Loan Program LLC:
280,729	Series 2015-C, Class A2, 2.510% due 8/25/33(a)	282,676
107,934	Series 2019-A, Class A1FX, 3.180% due 6/15/48(a)	108,545
1,000,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 1.522% (3-Month USD-LIBOR + 1.250)% due 10/20/31(a)(b)	985,713
500,000	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 1.392% (3-Month USD-LIBOR + 1.120)% due 1/21/31(a)(b)	492,500
	Steele Creek CLO Ltd.:
1,000,000	Series 2015-1A, Class AR, 1.507% (3-Month USD-LIBOR + 1.260)% due 5/21/29(a)(b)	989,685
1,000,000	Series 2018-2A, Class A, 1.470% (3-Month USD-LIBOR + 1.200)% due 8/18/31(a)(b)	985,107
320,833	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330% due 5/20/39(a)	320,704
273,606	Tesla Auto Lease Trust, Series 2018-B, Class A, 3.710% due 8/20/21(a)	276,625
1,000,000	Trimaran Cavu Ltd., Series 2019-1A, Class A1, 1.732% (3-Month USD-LIBOR + 1.460)% due 7/20/32(a)(b)	998,000
360,004	Triton Container Finance IV LLC, Series 2017-2A, Class A, 3.620% due 8/20/42(a)	361,040
	Vericrest Opportunity Loan Trust:
1,230,629	Series 2019-NPL7, Class A1A, step bond to yield, 3.179% due 10/25/49(a)	1,221,109
290,535	Series 2019-NPL8, Class A1A, step bond to yield, 3.278% due 11/25/49(a)	290,543
1,022,145	Series 2020-NPL2, Class A1A, step bond to yield, 2.981% due 2/25/50(a)	1,011,540
365,277	VOLT LXXXIV LLC, Series 2019-NP10, Class A1A, step bond to yield, 3.426% due 12/27/49(a)	364,614
	TOTAL ASSET-BACKED SECURITIES (Cost – $25,116,612)	25,000,010
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.3%
	BANK:
1,531,420	Series 2017-BNK4, Class XA, 1.570% due 5/15/50(b)(h)	101,907
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,843,067	Series 2017-BNK6, Class XA, 0.968% due 7/15/60(b)(h)	$77,212
192,000	BBCMS 2017-DELC Mortgage Trust, Series 2017-DELC, Class B, 1.192% (1-Month USD-LIBOR + 1.030)% due 8/15/36(a)(b)	180,940
240,000	BBCMS 2018-TALL Mortgage Trust, Series 2018-TALL, Class B, 1.133% (1-Month USD-LIBOR + 0.971)% due 3/15/37(a)(b)	227,520
200,000	BBCMS 2019-BWAY Mortgage Trust, Series 2019-BWAY, Class A, 1.118% (1-Month USD-LIBOR + 0.956)% due 11/25/34(a)(b)	194,544
75,000	BHMS, Series 2018-ATLS, Class A, 1.412% (1-Month USD-LIBOR + 1.250)% due 7/15/35(a)(b)	71,713
118,000	BX Commercial Mortgage Trust, Series 2018-BIOA, Class E, 2.113% (1-Month USD-LIBOR + 1.951)% due 3/15/37(a)(b)	113,863
323,000	BX Trust, Series 2019-MMP, Class B, 1.462% (1-Month USD-LIBOR + 1.300)% due 8/15/36(a)(b)	319,274
	BXMT Ltd.:
117,000	Series 2017-FL1, Class C, 2.112% (1-Month USD-LIBOR + 1.950)% due 6/15/35(a)(b)	115,555
192,000	Series 2020-FL2, Class C, 1.812% (1-Month USD-LIBOR + 1.650)% due 2/16/37(a)(b)	185,280
1,669,194	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.454% due 5/10/50(b)(h)	103,311
	CFCRE Commercial Mortgage Trust:
1,333,000	Series 2017-C8, Class XA, 1.772% due 6/15/50(b)(h)	98,989
287,000	Series 2017-C8, Class XB, 1.113% due 6/15/50(b)(h)	15,806
296,902	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 0.952% (1-Month USD-LIBOR + 0.790)% due 7/15/32(a)(b)	296,158
	Citigroup Commercial Mortgage Trust:
178,000	Series 2018-TBR, Class B, 1.312% (1-Month USD-LIBOR + 1.150)% due 12/15/36(a)(b)	160,731
386,000	Series 2019-PRM, Class D, 4.350% due 5/10/36(a)	399,773
892,460	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, step bond to yield, 4.125% due 3/25/59(a)	899,734
678,669	COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% due 3/25/65(a)(b)	681,242
	Commercial Mortgage Trust:
20,677,098	Series 2013-CR9, Class XA, 0.141% due 7/10/45(b)(h)	45,012
1,538,717	Series 2013-LC6, Class XA, 1.484% due 1/10/46(b)(h)	37,094
303,859	Series 2014-CR15, Class A2, 2.928% due 2/10/47	307,425
325,000	Series 2014-FL5, Class C, 1.561% (1-Month USD-LIBOR + 2.150)% due 10/15/31(a)(b)	285,369
344,000	Series 2014-FL5, Class D, 1.561% (1-Month USD-LIBOR + 4.000)% due 10/15/31(a)(b)	288,022
227,000	Series 2018-HCLV, Class A, 1.162% (1-Month USD-LIBOR + 1.000)% due 9/15/33(a)(b)	219,048
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	Credit Suisse Commercial Mortgage Capital Trust:
$70,000	Series 2017-CHOP, Class D, 2.062% (1-Month USD-LIBOR + 1.900)% due 7/15/32(a)(b)	$58,510
573,000	Series 2017-CHOP, Class E, 3.462% (1-Month USD-LIBOR + 3.300)% due 7/15/32(a)(b)	451,979
107,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(a)	104,497
128,000	Series 2017-LSTK, Class D, 3.442% due 4/5/33(a)(b)	123,171
47,000	Series 2017-LSTK, Class E, 3.442% due 4/5/33(a)(b)	43,969
8,157,000	Series 2017-LSTK, Class XACP, −% due 4/5/33(a)(b)(h)	82
2,969,000	Series 2017-LSTK, Class XBCP, −% due 4/5/33(a)(b)(h)	30
344,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class A, 1.412% (1-Month USD-LIBOR + 1.250)% due 1/15/34(a)(b)	331,850
	CSAIL Commercial Mortgage Trust:
813,383	Series 2017-C8, Class XA, 1.381% due 6/15/50(b)(h)	41,943
4,786,861	Series 2017-CX10, Class XA, 0.856% due 11/15/50(b)(h)	190,633
3,506,471	Series 2018-CX12, Class XA, 0.770% due 8/15/51(b)(h)	133,666
	Deephaven Residential Mortgage Trust:
66,858	Series 2017-1A, Class A1, 2.725% due 12/26/46(a)(b)	66,782
66,858	Series 2017-1A, Class A2, 2.928% due 12/26/46(a)(b)	66,826
137,747	Series 2018-3A, Class A2, 3.891% due 8/25/58(a)(b)	137,971
	Federal Home Loan Mortgage Corp., REMICS:
446,132	Series 4703, Class FA, 0.512% (1-Month USD-LIBOR + 0.350)% due 7/15/47(b)	445,348
1,347,250	Series 4710, Class KA, 3.500% due 10/15/42	1,363,147
666,321	Series 4911, Class MB, 3.000% due 9/25/49	694,001
	Federal National Mortgage Association, REMICS:
346,539	Series 2012-110, Class MF, 0.635% (1-Month USD-LIBOR + 0.460)% due 10/25/42(b)	348,271
48,853	Series 2013-81, Class EF, 0.525% (1-Month USD-LIBOR + 0.350)% due 12/25/42(b)	48,898
440,321	Series 2014-84, Class BF, 0.521% (1-Month USD-LIBOR + 0.350)% due 12/25/44(b)	441,407
135,434	Series 2018-55, Class FA, 0.475% (1-Month USD-LIBOR + 0.300)% due 8/25/48(b)	135,632
239,000	GB Trust, Series 2020-FLIX, Class D, 2.517% (1-Month USD-LIBOR + 2.350)% due 8/15/37(a)(b)	239,592
	GS Mortgage Securities Corp. Trust:
161,000	Series 2012-ALOH, Class A, 3.551% due 4/10/34(a)	162,352
77,000	Series 2017-500K, Class E, 1.750% (1-Month USD-LIBOR + 1.500)% due 7/15/32(a)(b)	76,033
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$53,000	Series 2017-500K, Class F, 2.150% (1-Month USD-LIBOR + 1.800)% due 7/15/32(a)(b)	$52,202
	GS Mortgage Securities Trust:
5,205,492	Series 2016-GS4, Class XA, 0.680% due 11/10/49(b)(h)	120,767
1,758,383	Series 2017-GS6, Class XA, 1.183% due 5/10/50(b)(h)	102,736
3,601,955	Series 2017-GS8, Class XA, 1.119% due 11/10/50(b)(h)	186,287
78,000	Hilton Orlando Trust, Series 2018-ORL, Class B, 1.212% (1-Month USD-LIBOR + 1.050)% due 12/15/34(a)(b)	72,921
	JP Morgan Chase Commercial Mortgage Securities Trust:
2,512,665	Series 2014-C20, Class XA, 1.092% due 7/15/47(b)(h)	47,741
4,075,000	Series 2020-MKST, Class XCP, 2.628% due 12/15/36(a)(b)(h)	136,770
1,170,796	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XA, 1.436% due 11/15/48(b)(h)	36,909
	MF1 Ltd.:
244,000	Series 2019-FL2, Class A, 1.305% (1-Month USD-LIBOR + 1.130)% due 12/25/34(a)(b)	239,274
225,000	Series 2020-FL3, Class A, 2.212% (1-Month USD-LIBOR + 2.050)% due 7/15/35(a)(b)	225,881
	Morgan Stanley Capital I Trust:
164,000	Series 2011-C1, Class D, 5.675% due 9/15/47(a)(b)	164,786
1,459,372	Series 2016-UB11, Class XA, 1.741% due 8/15/49(b)(h)	92,915
4,101,060	Series 2016-UB12, Class XA, 0.896% due 12/15/49(b)(h)	134,847
76,000	Series 2017-ASHF, Class D, 2.362% (1-Month USD-LIBOR + 2.200)% due 11/15/34(a)(b)	63,880
186,000	Series 2017-CLS, Class E, 2.112% (1-Month USD-LIBOR + 1.950)% due 11/15/34(a)(b)	181,786
206,000	Series 2017-CLS, Class F, 2.762% (1-Month USD-LIBOR + 2.600)% due 11/15/34(a)(b)	200,281
974,004	Series 2017-H1, Class XA, 1.583% due 6/15/50(b)(h)	62,543
	Natixis Commercial Mortgage Securities Trust:
350,000	Series 2018-850T, Class C, 1.315% (1-Month USD-LIBOR + 1.154)% due 7/15/33(a)(b)	337,007
350,000	Series 2018-850T, Class D, 1.615% (1-Month USD-LIBOR + 1.454)% due 7/15/33(a)(b)	336,683
	New Residential Mortgage Loan Trust:
587,080	Series 2020-NPL1, Class A1, step bond to yield, 4.335% due 7/25/60(a)	587,012
644,304	Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(b)	649,264
244,000	PFP Ltd., Series 2019-6, Class A, 1.208% (1-Month USD-LIBOR + 1.050)% due 4/14/37(a)(b)	236,680
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$674,688	PRPM LLC, Series 2019-1A, Class A1, step bond to yield, 4.500% due 1/25/24(a)	$679,526
454,074	RCO Trust, Series 2017-INV1, Class A, 3.197% due 11/25/52(a)(b)	458,553
29,861	Rosslyn Portfolio Trust, Series 2017-ROSS, Class B, 2.239% (1-Month USD-LIBOR + 1.250)% due 6/15/33(a)(b)	28,824
348,865	Shelter Growth CRE Issuer Ltd., Series 2019-FL2, Class B, 2.462% (1-Month USD-LIBOR + 2.300)% due 5/15/36(a)(b)	332,168
162,201	SLIDE, Series 2018-FUN, Class A, 1.062% (1-Month USD-LIBOR + 0.900)% due 6/15/31(a)(b)	156,100
	UBS Commercial Mortgage Trust:
1,680,139	Series 2012-C1, Class XA, 2.250% due 5/10/45(a)(b)(h)	37,690
1,098,777	Series 2017-C1, Class XA, 1.713% due 6/15/50(b)(h)	85,999
386,000	Series 2018-NYCH, Class D, 2.262% (1-Month USD-LIBOR + 2.100)% due 2/15/32(a)(b)	351,297
	Verus Securitization Trust:
1,162,094	Series 2019-INV2, Class A3, 3.219% due 7/25/59(a)(b)	1,184,003
378,242	Series 2020-2, Class A1, 2.226% due 5/25/60(a)(b)	380,416
400,000	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(b)	399,677
262,040	VMC Finance LLC, Series 2018-FL2, Class A, 1.082% (1-Month USD-LIBOR + 0.920)% due 10/15/35(a)(b)	257,297
	Wells Fargo Commercial Mortgage Trust:
2,611,465	Series 2015-LC22, Class XA, 0.924% due 9/15/58(b)(h)	83,359
4,988,671	Series 2015-NXS2, Class XA, 0.809% due 7/15/58(b)(h)	136,458
3,460,448	Series 2018-C46, Class XA, 1.107% due 8/15/51(b)(h)	174,618
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $22,112,501)	20,147,269
Face Amount/Units†	Rating††	Security	Value
MUNICIPAL BONDS – 1.7%
New York – 0.6%
$2,369,000	BBB+	Metropolitan Transportation Authority New York Refunding, Series D, 5.000% due 11/15/20	2,382,930
Texas – 1.1%
4,105,000	A-	Mission Texas Economic Development Corp. Solid Waste Disposal Revenue Various Waste Management Incorporate Project, Series A, 0.400% due 5/1/46(b)(i)	4,105,000
		TOTAL MUNICIPAL BONDS (Cost – $6,489,204)	6,487,930
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS – 1.4%
	U.S. Treasury Notes:
$1,320,000	2.625% due 5/15/21	$1,342,894
1,320,000	1.500% due 9/30/21	1,339,078
530,000	1.375% due 1/31/22	539,151
760,000	0.125% due 5/15/23	759,525
1,255,000	2.250% due 12/31/23	1,341,330
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $5,254,535)	5,321,978
MORTGAGE-BACKED SECURITIES – 0.6%
FHLMC – 0.3%
995,109	Federal Home Loan Mortgage Corp. (FHLMC)., Gold UMBS, 2.000% due 7/1/35	1,035,306
FNMA – 0.3%
600,000	Federal National Mortgage Association (FNMA), 2.670% due 9/1/21	608,357
695,582	Federal National Mortgage Association (FNMA), UMBS, 2.000% due 8/1/35	724,043
	TOTAL FNMA	1,332,400
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $2,353,159)	2,367,706
SOVEREIGN BONDS – 0.5%
Colombia – 0.1%
200,000	Colombia Government International Bond, 2.625% due 3/15/23	205,202
Dominican Republic – 0.0%
100,000	Dominican Republic International Bond, 7.500% due 5/6/21	103,501
Indonesia – 0.1%
200,000	Indonesia Government International Bond, 3.375% due 4/15/23	210,804
300,000	Perusahaan Penerbit SBSN Indonesia III, 3.300% due 11/21/22	313,128
	Total Indonesia	523,932
Peru – 0.0%
100,000	Peruvian Government International Bond, 2.392% due 1/23/26	105,100
Qatar – 0.1%
200,000	Qatar Government International Bond, 2.375% due 6/2/21	201,848
Saudi Arabia – 0.1%
250,000	Saudi Government International Bond, 2.875% due 3/4/23	260,350
United Arab Emirates – 0.1%
200,000	Abu Dhabi Government International Bond, 2.500% due 4/16/25(a)	211,990
	TOTAL SOVEREIGN BONDS (Cost – $1,584,106)	1,611,923
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUND (ETF) – 5.4%
393,240	iShares Core 1-5 Year USD Bond(j) (Cost – $19,980,226)	$20,326,576
COMMON STOCKS – 0.9%
BASIC MATERIALS – 0.1%
Forest Products & Paper – 0.1%
20,309	Appvion Inc.*(e)(f)	201,059
COMMUNICATIONS – 0.0%
Internet – 0.0%
175,417	Internap Loan Equity*(e)(f)	1,754
DIVERSIFIED – 0.8%
SPACs – 0.8%
196,351	Foley Trasimene Acquisition Corp. II*	1,967,437
56,100	Forum Merger III Corp.*	559,878
56,100	Horizon Acquisition Corp.*	566,049
	Total SPACs	3,093,364
	TOTAL DIVERSIFIED	3,093,364
	TOTAL COMMON STOCKS (Cost – $4,301,061)	3,296,177
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $339,837,962)	331,136,845
Face Amount†
SHORT-TERM INVESTMENTS – 15.7%
COMMERCIAL PAPER – 1.4%
$5,374,000	Bemis Co., Inc., 0.250% due 9/3/20(k) (Cost – $5,373,925)	5,373,935
TIME DEPOSITS – 14.3%
43,445,479	Banco Santander SA – Frankfurt, 0.010% due 9/1/20	43,445,479
5,207,087	Barclays Bank PLC – London, 0.010% due 9/1/20	5,207,087
5,272,597	Citibank – New York, 0.010% due 9/1/20	5,272,597
	TOTAL TIME DEPOSITS (Cost – $53,925,163)	53,925,163
	TOTAL SHORT-TERM INVESTMENTS (Cost – $59,299,088)	59,299,098
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 1.7%
MONEY MARKET FUND – 1.7%
6,567,375	Federated Government Obligations Fund, Premier Class, 0.054%(l) (Cost – $6,567,375)	6,567,375
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†
	TOTAL INVESTMENTS – 105.3% (Cost – $405,704,425)	$397,003,318
	Liabilities in Excess of Other Assets – (5.3)%	(20,107,294)
	TOTAL NET ASSETS – 100.0%	$376,896,024

†
Face amount denominated in U.S. dollars, unless otherwise noted.

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

*
Non-income producing security.

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2020, amounts to approximately $119,797,143 and represents 31.79% of net assets.

(b)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2020.

(c)
Security is currently in default.

(d)
Security is perpetual in nature and has no stated maturity date.

(e)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(f)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2020, amounts to approximately $7,297,004 and represents 1.94% of net assets.

(g)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(h)
Interest only security.

(i)
Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(j)
All or a portion of this security is on loan (See Note 5).

(k)
Rate shown represents yield-to-maturity.

(l)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ABS
 —   Asset-Backed Security

CLO
 —   Collateralized Loan Obligation

CMT
 —   Constant Maturity Treasury Index

EURIBOR
 —   Euro Interbank Offered Rate

LIBOR
 —   London Interbank Offered Rate

LLC
 —   Limited Liability Company

LP
 —   Limited Partnership

PCL
 —   Public Company Limited

PLC
 —   Public Limited Company

REMICS
 —   Real Estate Mortgage Investment Conduit

SARL
 —   Société à responsabilité limitée

SOFR
 —    Secured Overnight Financing Rate

SPACs
 —   Special Purpose Acquisition Companies

STIBOR
 —   Stockholm Interbank Offered Rate

See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Low Duration Fixed Income Fund (concluded)

Summary of Investments by Security Type^
Corporate Bonds & Notes	47.6%
Senior Loans	14.5
Asset-Backed Securities	6.3
Exchange Traded Fund (ETF)	5.1
Collateralized Mortgage Obligations	5.1
Municipal Bonds	1.6
U.S. Government Obligations	1.3
Common Stocks	0.8
Mortgage-Backed Securities	0.6
Sovereign Bonds	0.4
Short-Term Investments	15.0
Money Market Fund	1.7
100.0%

^
As a percentage of total investments.

At August 31, 2020, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Euro	10,320,000	BBH	$12,319,328	9/15/20	$—	$(189,717)	$(189,717)
Euro	1,351,000	BBH	1,612,734	9/15/20	3,778	—	3,778
Euro	1,007,000	BBH	1,202,090	9/15/20	—	(12,067)	(12,067)
Norwegian Krone	4,570,000	BBH	523,184	9/15/20	—	(11,422)	(11,422)
Norwegian Krone	37,325,000	BBH	4,273,053	9/15/20	—	(146,532)	(146,532)
Norwegian Krone	6,900,000	BBH	789,928	9/15/20	—	(5,148)	(5,148)
Swedish Krona	11,375,000	BBH	1,315,272	9/15/20	—	(14,854)	(14,854)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$3,778	$(379,740)	$(375,962)

Currency Abbreviations used in this schedule:	Counterparty Abbreviations used in this schedule:
EUR — Euro	BBH — Brown Brothers Harriman & Co.
NOK — Norwegian Krone
SEK — Swedish Krona
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 66.8%
Australia – 0.3%
$550,000	BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 6.750% (5-Year USD Swap Rate + 5.093%) due 10/19/75(a)(b)	$657,167
	QBE Insurance Group Ltd.:
200,000	Junior Subordinated Notes, 5.875% (5-Year CMT Index + 5.513%)(a)(b)(c)	212,750
1,300,000	Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44(a)@	1,465,750
	Total Australia	2,335,667
Bahamas – 0.5%
3,616,000	Silversea Cruise Finance Ltd., Senior Secured Notes, 7.250% due 2/1/25(b)	3,631,061
Bermuda – 1.3%
600,000	Credicorp Ltd., Senior Unsecured Notes, 2.750% due 6/17/25(b)	612,750
	Digicel Group 0.5 Ltd.:
352,000	Senior Unsecured Notes, 8.000% due 4/1/25(b)(d)	125,840
58,300	Subordinated Notes, 7.000%(b)(c)(d)	6,996
1,000,000	Geopark Ltd., Company Guaranteed Notes, 6.500% due 9/21/24	967,500
3,326,000	SFL Corp., Ltd., Senior Unsecured Notes, 5.750% due 10/15/21	3,179,981
4,800,000	Stolt-Nielsen Ltd., Senior Unsecured Notes, 6.375% due 9/21/22	4,944,316
	Total Bermuda	9,837,383
Brazil – 1.4%
	Banco Bradesco SA:
2,500,000	Senior Unsecured Notes, 2.850% due 1/27/23(b)	2,542,225
2,900,000	Subordinated Notes, 5.900% due 1/16/21	2,939,904
500,000	Banco BTG Pactual SA, Subordinated Notes, 7.750% (5-Year CMT Index + 5.257%) due 2/15/29(a)(b)	520,005
1,900,000	Banco do Brasil SA, Junior Subordinated Notes, 8.500% (5-Year CMT Index + 7.782%)(a)(c)	1,909,500
	Itau Unibanco Holding SA, Subordinated Notes:
1,900,000	5.750% due 1/22/21	1,925,127
400,000	6.200% due 12/21/21	420,000
	Total Brazil	10,256,761
British Virgin Islands – 3.2%
3,700,000	CNOOC Finance 2012 Ltd., Company Guaranteed Notes, 3.875% due 5/2/22	3,873,145
2,500,000	CNOOC Finance 2013 Ltd., Company Guaranteed Notes, 3.000% due 5/9/23	2,629,950
	CNPC General Capital Ltd., Company Guaranteed Notes:
4,965,000	3.950% due 4/19/22	5,190,622
500,000	3.400% due 4/16/23	530,311
1,200,000	CNPC HK Overseas Capital Ltd., Company Guaranteed Notes, 4.500% due 4/28/21	1,226,388
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
British Virgin Islands – (continued)
$4,800,000	Sinochem Overseas Capital Co., Ltd., Company Guaranteed Notes, 4.500% due 11/12/20	$4,831,200
	Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes:
1,500,000	2.000% due 9/29/21	1,518,180
800,000	2.000% due 9/29/21(b)	809,696
3,000,000	Sinopec Group Overseas Development 2018 Ltd., Company Guaranteed Notes, 2.150% due 5/13/25(b)	3,119,970
400,000	State Grid Overseas Investment 2013 Ltd., Company Guaranteed Notes, 3.125% due 5/22/23	422,613
	Total British Virgin Islands	24,152,075
Canada – 0.8%
950,000	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(a)	1,064,000
280,000	Enbridge Inc., Subordinated Notes, 5.750% (5-Year CMT Index + 5.314%) due 7/15/80(a)	294,683
3,600,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(b)	3,933,000
1,153,000CAD	WildBrain Ltd., Subordinated Notes, 5.875% due 9/30/24(b)	574,643
	Total Canada	5,866,326
Cayman Islands – 3.7%
3,400,000	Alibaba Group Holding Ltd., Senior Unsecured Notes, 2.800% due 6/6/23	3,596,981
	Baidu Inc., Senior Unsecured Notes:
1,100,000	3.500% due 11/28/22	1,156,848
2,400,000	3.875% due 9/29/23	2,588,172
650,000	3.075% due 4/7/25	695,253
1,400,000	Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	1,435,000
4,300,000	HPHT Finance 19 Ltd., Company Guaranteed Notes, 2.875% due 11/5/24	4,456,864
474,941	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	437,696
1,200,000	JD.com Inc., Senior Unsecured Notes, 3.125% due 4/29/21	1,213,568
2,600,000	Latam Finance Ltd., Company Guaranteed Notes, 6.875% due 4/11/24(e)	906,750
344,198	Peru Enhanced Pass-Through Finance Ltd., Pass Thru Certificates, zero coupon, due 6/2/25	321,825
	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes:
3,211,823	zero coupon, due 12/5/22	3,115,500
1,943,581	zero coupon, due 12/5/22(b)	1,885,293
1,900,000	Tecnoglass Inc., Company Guaranteed Notes, 8.200% due 1/31/22	1,985,500
	Tencent Holdings Ltd., Senior Unsecured Notes:
374,000	3.280% due 4/11/24	399,838
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Cayman Islands – (continued)
$3,500,000	1.810% due 1/26/26(b)	$3,577,317
	Total Cayman Islands	27,772,405
Chile – 2.6%
	AES Gener SA:
	Junior Subordinated Notes:
1,000,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	1,067,689
1,000,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)	1,067,688
200,000	Senior Unsecured Notes, 5.000% due 7/14/25	193,906
800,000	Banco Santander Chile, Senior Unsecured Notes, 2.500% due 12/15/20	797,480
400,000	Colbun SA, Senior Unsecured Notes, 4.500% due 7/10/24	438,172
	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes:
500,000	3.875% due 11/3/21	515,000
1,100,000	3.000% due 7/17/22	1,133,000
500,000	4.500% due 8/13/23	545,040
941,348	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	993,621
1,524,000	Empresa Electrica Guacolda SA, Senior Unsecured Notes, 4.560% due 4/30/25	1,247,790
5,135,000	Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	5,340,400
6,000,000	Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	6,266,400
	Total Chile	19,606,186
Colombia – 1.3%
902,000	Colombia Telecomunicaciones SA ESP, Senior Unsecured Notes, 5.375% due 9/27/22	904,399
3,945,000	Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.700% due 5/18/21	4,073,212
4,500,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 5/7/21	4,566,938
	Total Colombia	9,544,549
Denmark – 0.1%
600,000EUR	Georg Jensen AS, Secured Notes, 6.000% (3-Month EURIBOR + 6.000%) due 5/15/23(a)	589,793
Dominican Republic – 0.1%
1,100,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	1,112,375
France – 0.4%
1,000,000	BNP Paribas SA, Junior Subordinated Notes, 6.625% (5-Year USD Swap Rate + 4.149%)(a)(b)(c)	1,066,250
1,075,000	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(b)(c)	1,273,875
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
France – (continued)
$790,000	Societe Generale SA, Junior Subordinated Notes, 7.875% (5-Year USD Swap Rate + 4.979%)(a)(b)(c)	$854,187
	Total France	3,194,312
Germany – 0.4%
2,640,000EUR	LifeFit Group, Secured Notes, 7.500% (3-Month EURIBOR + 7.500%) due 7/26/23(a)	3,084,414
Hong Kong – 0.8%
6,000,000	CNAC HK Finbridge Co., Ltd., Company Guaranteed Notes, 3.500% due 7/19/22	6,212,351
India – 2.4%
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
3,350,000	3.950% due 1/19/22	3,425,290
900,000	3.375% due 7/24/24	920,621
	Indian Oil Corp., Ltd., Senior Unsecured Notes:
2,995,000	5.625% due 8/2/21	3,092,338
2,000,000	5.750% due 8/1/23	2,195,630
900,000	ONGC Videsh Ltd., Company Guaranteed Notes, 3.750% due 5/7/23	935,442
	Reliance Industries Ltd., Senior Unsecured Notes:
3,700,000	4.500% due 10/19/20	3,715,452
3,150,000	5.400% due 2/14/22	3,331,294
	Total India	17,616,067
Indonesia – 0.1%
1,000,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 5.500% due 11/22/21	1,048,000
Ireland – 0.2%
1,700,000	C&W Senior Financing DAC, Senior Unsecured Notes, 7.500% due 10/15/26	1,814,750
Israel – 0.2%
615,090	Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(b)	614,431
500,000	Israel Electric Corp., Ltd., Senior Secured Notes, 6.875% due 6/21/23	571,573
	Total Israel	1,186,004
Italy – 1.8%
365,000	Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%)(a)(b)(c)	392,375
10,374,000EUR	Linkem SpA, Senior Secured Notes, 7.000% (3-Month EURIBOR + 7.000%) due 8/9/22(a)(b)	12,194,998
445,000	UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%)(a)(c)@	480,889
	Total Italy	13,068,262
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Luxembourg – 0.1%
$400,000	Swiss Re Finance Luxembourg SA, Company Guaranteed Notes, 5.000% (5-Year CMT Index + 3.582%) due 4/2/49(a)(b)	$456,974
Malaysia – 1.6%
6,300,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	6,325,767
1,715,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(a)	1,750,586
1,000,000	Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	1,080,460
1,500,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.125% due 3/18/22	1,545,390
1,000,000	Wakala Global Sukuk Bhd, Senior Unsecured Notes, 4.646% due 7/6/21	1,032,020
	Total Malaysia	11,734,223
Marshall Islands – 0.7%
4,043,000	Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/23(b)	3,234,400
1,200,000	Golar LNG Partners LP, Senior Unsecured Notes, 6.506% (3-Month USD-LIBOR + 6.250%) due 11/22/21(a)	1,044,000
5,000,000NOK	Teekay LNG Partners LP, Senior Unsecured Notes, 5.380% (3-Month NOK-LIBOR + 5.150%) due 9/2/25(a)(g)	572,351
	Total Marshall Islands	4,850,751
Mauritius – 0.4%
3,000,000	UPL Corp., Ltd., Senior Unsecured Notes, 3.250% due 10/13/21	3,026,315
Mexico – 3.4%
5,400,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 6.875% (5-Year CMT Index + 5.035%)(a)(c)	5,447,250
5,000,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 3.800% (5-Year CMT Index + 3.000%) due 8/11/26(a)	5,000,050
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand:
2,500,000	Senior Unsecured Notes, 5.375% due 4/17/25(b)	2,818,750
200,000	Subordinated Notes, 5.950% (5-Year CMT Index + 2.995%) due 10/1/28(a)(b)	210,700
	BBVA Bancomer SA, Subordinated Notes:
1,500,000	6.500% due 3/10/21	1,534,125
457,000	6.750% due 9/30/22	495,274
1,943,000	5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	1,923,570
	Cemex SAB de CV, Senior Secured Notes:
500,000	6.125% due 5/5/25	513,125
1,000,000	7.750% due 4/16/26	1,051,925
350,000	Fomento Economico Mexicano SAB de CV, Senior Unsecured Notes, 2.875% due 5/10/23	364,000
	Grupo Bimbo SAB de CV:
1,400,000	Company Guaranteed Notes, 4.500% due 1/25/22	1,460,102
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Mexico – (continued)
$800,000	Junior Subordinated Notes, 5.950% (5-Year CMT Index + 3.280%) (a)(c)	$845,000
	Unifin Financiera SAB de CV, Company Guaranteed Notes:
2,450,000	7.250% due 9/27/23	2,070,250
1,700,000	7.000% due 1/15/25	1,389,750
	Total Mexico	25,123,871
Multinational – 1.5%
10,883,000	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(b)	11,236,697
Netherlands – 1.1%
1,090,000	AerCap Holdings NV, Company Guaranteed Notes, 5.875% (5-Year CMT Index + 4.535%) due 10/10/79(a)(b)	880,404
400,000	AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, Company Guaranteed Notes, 7.950% due 5/11/26	409,504
1,498,000	Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.750% due 9/30/24(b)	1,549,501
800,000	Equate Petrochemical BV, Company Guaranteed Notes, 4.250% due 11/3/26	855,693
600,000	ING Groep NV, Junior Subordinated Notes, 5.750% (5-Year CMT Index + 4.342%)(a)(c)	634,248
3,000,000	MPC Container Ships Invest BV, Senior Secured Notes, 5.056% (3-Month USD-LIBOR + 4.750%) due 9/22/22(a)	2,407,500
1,644,000	Petrobras Global Finance BV, Company Guaranteed Notes, 5.375% due 1/27/21	1,666,687
	Total Netherlands	8,403,537
Norway – 0.3%
2,200,000	Jacktel AS, Senior Secured Notes, 10.000% due 12/4/23(b)	539,000
13,500,000NOK	Wallenius Wilhelmsen ASA, Senior Unsecured Notes, 6.010% (3-Month NOK-LIBOR + 5.750%) due 9/9/24(a)(g)	1,545,347
	Total Norway	2,084,347
Panama – 1.6%
	Banistmo SA, Senior Unsecured Notes:
1,000,000	3.650% due 9/19/22	1,017,000
300,000	3.650% due 9/19/22(b)	305,100
4,274,266	ENA Norte Trust, Pass Thru Certificates, 4.950% due 4/25/23	4,284,995
2,900,000	Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	2,975,835
3,000,000	Multibank Inc., Senior Unsecured Notes, 4.375% due 11/9/22	3,052,530
	Total Panama	11,635,460
Peru – 0.7%
4,100,000	Banco de Credito del Peru, Subordinated Notes, 6.125% (3-Month USD-LIBOR + 7.043%) due 4/24/27(a)	4,316,070
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Peru – (continued)
$500,000	Scotiabank Peru SAA, Subordinated Notes, 4.500% (3-Month USD-LIBOR + 3.856%) due 12/13/27(a)	$531,190
	Total Peru	4,847,260
Philippines – 0.6%
700,000	Bank of the Philippine Islands, Senior Unsecured Notes, 2.500% due 9/10/24	714,523
3,000,000	BDO Unibank Inc., Senior Unsecured Notes, 2.950% due 3/6/23	3,090,595
800,000	Union Bank of the Philippines, Senior Unsecured Notes, 3.369% due 11/29/22	836,142
	Total Philippines	4,641,260
Portugal – 0.0%
70,068	Invepar, zero coupon due 12/30/28(f)(g)	2,996
Saudi Arabia – 0.3%
2,100,000	Saudi Arabian Oil Co., Senior Unsecured Notes, 2.750% due 4/16/22	2,155,768
Singapore – 3.8%
	DBS Group Holdings Ltd.:
4,000,000	Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%)(a)(c)	4,055,000
500,000	Senior Unsecured Notes, 2.850% due 4/16/22	516,182
500,000	Subordinated Notes, 4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(a)	544,110
5,190,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	5,243,042
200,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.250% due 6/19/24	219,852
450,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	480,776
	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes:
1,200,000	3.250% due 6/30/25	1,319,422
2,100,000	2.375% due 10/3/26	2,247,399
3,000,000	SP PowerAssets Ltd., Senior Unsecured Notes, 2.700% due 9/14/22	3,112,860
4,000,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	4,180,259
	United Overseas Bank Ltd., Subordinated Notes:
4,500,000	3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(a)	4,593,330
1,900,000	3.750% (5-Year CMT Index + 1.500%) due 4/15/29(a)	2,032,036
	Total Singapore	28,544,268
South Korea – 1.7%
2,200,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25(b)	2,275,850
3,100,000	LG Chem Ltd., Senior Unsecured Notes, 3.250% due 10/15/24	3,337,733
2,000,000	NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25(b)	2,009,270
	POSCO, Senior Unsecured Notes:
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
South Korea – (continued)
$2,000,000	2.375% due 11/12/22	$2,049,986
1,844,000	2.375% due 1/17/23	1,889,021
700,000	2.750% due 7/15/24	733,664
	Total South Korea	12,295,524
Sweden – 0.1%
3,750,000SEK	VNV Global AB, Senior Secured Notes, 5.750% due 10/4/22	442,210
Switzerland – 0.4%
1,455,000	Credit Suisse Group AG, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 4.822%)(a)(b)(c)	1,582,313
1,400,000	UBS Group AG, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.866%)(a)(c)@	1,582,000
	Total Switzerland	3,164,313
Thailand – 0.4%
	Bangkok Bank PCL, Senior Unsecured Notes:
1,300,000	4.800% due 10/18/20	1,305,720
1,800,000	3.875% due 9/27/22	1,893,296
	Total Thailand	3,199,016
United Kingdom – 1.8%
	AstraZeneca PLC, Senior Unsecured Notes:
1,326,000	0.700% due 4/8/26	1,317,154
1,989,000	1.375% due 8/6/30	1,947,878
1,300,000	Barclays PLC, Junior Subordinated Notes, 7.750% (5-Year USD Swap Rate + 4.842%)(a)(c)	1,376,881
1,421,000EUR	CentralNic Group PLC, Senior Secured Notes, 7.000% (3-Month EURIBOR + 7.000%) due 7/3/23(a)	1,738,217
1,225,000	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.760%)(a)(c)	1,326,062
1,145,000	Natwest Group PLC, Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(a)(c)	1,203,590
2,400,000EUR	SB Holdco PLC, Secured Notes, 8.000% (3-Month EURIBOR + 8.000%) due 7/13/22(a)	2,785,395
400,000	Standard Chartered PLC, Junior Subordinated Notes, 7.750% (5-Year USD Swap Rate + 5.723%)(a)(b)(c)	433,728
	Vedanta Resources Ltd., Senior Unsecured Notes:
800,000	7.125% due 5/31/23	648,400
200,000	6.125% due 8/9/24	154,306
370,000	Vodafone Group PLC, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.873%) due 4/4/79(a)	445,164
	Total United Kingdom	13,376,775
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – 24.7%
$1,632,000	Allegheny Technologies Inc., Senior Unsecured Notes, 7.875% due 8/15/23	$1,714,742
1,989,000	Alphabet Inc., Senior Unsecured Notes, 1.100% due 8/15/30	1,978,001
395,000	American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(a)	435,887
3,007,000	Anagram International Inc./Anagram Holdings LLC, Senior Secured Notes, 15.000% due 8/15/25(b)(d)	3,157,350
11,016,000	APX Group Inc., Senior Secured Notes, 7.875% due 12/1/22	11,136,625
760,000	Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-LIBOR + 4.135%) due 3/27/48(a)	813,808
1,269,000	Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(a)(b)	1,266,734
6,697,000	At Home Holding III Inc., Senior Secured Notes, 8.750% due 9/1/25(b)	6,840,985
	Bank of America Corp., Junior Subordinated Notes:
400,000	6.100% (3-Month USD-LIBOR + 3.898%)(a)(c)	448,820
850,000	6.300% (3-Month USD-LIBOR + 4.553%)(a)(c)	982,907
360,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 4.358%)(a)(c)	390,960
264,000	Briggs & Stratton Corp., Senior Unsecured Notes, 6.875% due 12/15/20(e)	17,160
205,000	Capital One Financial Corp., Junior Subordinated Notes, 4.046% (3-Month USD-LIBOR + 3.800%)(a)(c)	185,012
1,005,000	CenterPoint Energy Inc., Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 3.270%)(a)(c)	1,022,587
850,000	Charles Schwab Corp., Junior Subordinated Notes, 5.375% (5-Year CMT Index + 4.971%)(a)(c)	932,875
1,401,000	Chefs’ Warehouse Inc., Senior Unsecured Notes, 1.875% due 12/1/24(b)	1,035,882
290,000	CIT Group Inc., Junior Subordinated Notes, 5.800% (3-Month USD-LIBOR + 3.972%)(a)(c)	235,173
9,591,000	CITGO Petroleum Corp., Senior Secured Notes, 6.250% due 8/15/22(b)	9,567,022
1,889,000	Citigroup Inc., Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(a)(c)	2,039,742
835,000	Citizens Financial Group Inc., Junior Subordinated Notes, 6.375% (3-Month USD-LIBOR + 3.157%)(a)(c)	839,175
1,324,000	Clearway Energy Operating LLC, Company Guaranteed Notes, 4.750% due 3/15/28(b)	1,386,890
1,075,000	CoBank ACB, Junior Subordinated Notes, 6.250% (3-Month USD-LIBOR + 4.660%)(a)(b)(c)	1,128,750
440,175	Continental Airlines Class A Pass-Through Trust, Pass Thru Certificates, 5.983% due 4/19/22	418,676
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$151,947	Continental Airlines Class A-1 Pass-Through Trust, Pass Thru Certificates, 7.707% due 4/2/21	$150,146
	CTO Realty Growth Inc., Senior Unsecured Notes:
2,683,000	3.875% due 4/15/25	2,420,707
2,412,000	3.875% due 4/15/25(b)	2,158,549
	CVS Health Corp., Senior Unsecured Notes:
335,000	1.300% due 8/21/27	332,892
670,000	1.750% due 8/21/30	661,729
535,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125%(b)(c)	492,200
5,164,000	Dell International LLC/EMC Corp., Company Guaranteed Notes, 7.125% due 6/15/24(b)	5,361,730
2,127,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes, 12.750% due 12/1/26(b)	1,807,950
310,000	Discover Financial Services, Junior Subordinated Notes, 6.125% (5-Year CMT Index + 5.783%)(a)(c)	334,304
5,786,000	DISH DBS Corp., Company Guaranteed Notes, 6.750% due 6/1/21	5,930,650
1,321,000	Donnelley Financial Solutions Inc., Company Guaranteed Notes, 8.250% due 10/15/24	1,373,840
	EP Energy LLC/Everest Acquisition Finance Inc.:
11,986,000	Secured Notes, 9.375% due 5/1/24(b)(e)	1,199
12,619,000	Senior Secured Notes, 8.000% due 11/29/24(b)(e)	12,619
615,000	Equitable Holdings Inc., Junior Subordinated Notes, 4.950% (5-Year CMT Index + 4.736%)(a)(c)	632,189
2,933,000	Ferrellgas LP/Ferrellgas Finance Corp., Senior Secured Notes, 10.000% due 4/15/25(b)	3,189,637
310,000	Fifth Third Bancorp, Junior Subordinated Notes, 4.500% (5-Year CMT Index + 4.215%)(a)(c)	317,440
5,913,000	FXI Holdings Inc., Senior Secured Notes, 12.250% due 11/15/26(b)	6,454,453
1,195,000	General Electric Co., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.330%)(a)(c)	931,550
1,025,000	General Motors Financial Co., Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 3.598%)(a)(c)	998,278
1,399,000	Goldman Sachs Group Inc., Junior Subordinated Notes, 5.500% (5-Year CMT Index + 3.623%)(a)(c)	1,514,138
7,207,324	Hawaiian Airlines Class A Pass-Through Certificates, Pass Thru Certificates, 3.900% due 1/15/26	6,215,033
994,925	Hawaiian Airlines Class B Pass-Through Certificates, 4.950% due 1/15/22	902,927
	HC2 Holdings Inc.:
5,195,000	Senior Secured Notes, 11.500% due 12/1/21(b)	4,844,338
1,112,000	Senior Unsecured Notes, 7.500% due 6/1/22(b)	873,922
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$5,959,000	Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 9.000% (3-Month USD-LIBOR + 8.000%) due 12/22/24(a)(b)	$5,303,510
1,745,000	Huntington Bancshares Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 4.945%)(a)(c)	1,950,037
3,319,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 4.750% due 9/15/24	3,426,867
	JPMorgan Chase & Co., Junior Subordinated Notes:
790,000	5.000% (SOFR + 3.380%)(a)(c)	811,176
1,345,000	6.750% (3-Month USD-LIBOR + 3.780%)(a)(c)	1,503,037
475,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.606%)(a)(c)	485,545
	Land O’ Lakes Inc., Junior Subordinated Notes:
415,000	7.000%(b)(c)	371,944
1,655,000	7.250%(b)(c)	1,567,119
3,833,000	Level 3 Financing Inc., Company Guaranteed Notes, 5.125% due 5/1/23	3,833,000
500,000	M&T Bank Corp., Junior Subordinated Notes, 5.125% (3-Month USD-LIBOR + 3.520%)(a)(c)	526,725
370,000	Markel Corp., Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.662%)(a)(c)	396,825
	Martin Midstream Partners LP/Martin Midstream Finance Corp.:
3,587,055	Secured Notes, 11.500% due 2/28/25(b)	3,201,447
570,576	Senior Secured Notes, 10.000% due 2/29/24(b)	592,543
790,000	MetLife Inc., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.959%)(a)(c)	872,950
954,000	Michael Kors USA Inc., Company Guaranteed Notes, 4.250% due 11/1/24(b)	905,184
335,000	Motorola Solutions Inc., Senior Unsecured Notes, 2.300% due 11/15/30	333,951
9,926,000	Mueller Industries Inc., Subordinated Notes, 6.000% due 3/1/27	10,064,368
510,000	NiSource Inc., Junior Subordinated Notes, 5.650% (5-Year CMT Index + 2.843%)(a)(c)	507,450
1,855,000	Oceaneering International Inc., Senior Unsecured Notes, 4.650% due 11/15/24	1,268,356
1,989,000	ORBCOMM Inc., Senior Secured Notes, 8.000% due 4/1/24(b)	1,934,303
4,364,000	PBF Logistics LP/PBF Logistics Finance Corp., Company Guaranteed Notes, 6.875% due 5/15/23	4,328,608
647,000	PNC Financial Services Group Inc., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.300%)(a)(c)	689,055
480,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	552,064
1,175,000	Regions Financial Corp., Junior Subordinated Notes, 5.750% (5-Year CMT Index + 5.430%)(a)(c)	1,274,875
875,000	SBL Holdings Inc., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 5.580%)(a)(b)(c)	752,500
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$300,000	Sempra Energy, Junior Subordinated Notes, 4.875% (5-Year CMT Index + 4.550%)(a)(c)	$313,530
	SESI LLC, Company Guaranteed Notes:
3,758,000	7.125% due 12/15/21	1,052,240
5,992,000	7.125% due 12/15/21(b)	2,217,040
3,475,000	7.750% due 9/15/24	831,846
6,211,000	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(b)	6,723,408
1,156,000	StorCentric Inc., Senior Secured Notes, 5.875% due 2/19/23(b)(f)	1,165,089
7,225,000	Tapestry Inc., Senior Unsecured Notes, 4.250% due 4/1/25	7,391,365
1,326,000	Textron Inc., Senior Unsecured Notes, 2.450% due 3/15/31	1,311,742
4,378,000	T-Mobile USA Inc., Company Guaranteed Notes, 6.000% due 3/1/23	4,383,473
193,026	Toll Road Investors Partnership II LP, Senior Secured Notes, zero coupon, due 2/15/45(b)	61,544
	Triumph Group Inc.:
3,533,000	Secured Notes, 6.250% due 9/15/24(b)	2,890,029
2,652,000	Senior Secured Notes, 8.875% due 6/1/24(b)	2,797,860
	Truist Financial Corp., Junior Subordinated Notes:
385,000	4.800% (5-Year CMT Index + 3.003%)(a)(c)	399,444
1,160,000	4.950% (5-Year CMT Index + 4.605%)(a)(c)	1,255,549
1,100,000	Voya Financial Inc., Junior Subordinated Notes, 6.125% (5-Year CMT Index + 3.358%)(a)(c)	1,144,000
1,873,000	W&T Offshore Inc., Secured Notes, 9.750% due 11/1/23(b)	1,358,300
1,490,000	Welbilt Inc., Company Guaranteed Notes, 9.500% due 2/15/24	1,512,350
1,560,000	Wells Fargo & Co., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%)(a)(c)	1,721,866
1,326,000	XPO Logistics Inc., Company Guaranteed Notes, 6.250% due 5/1/25(b)	1,415,505
	Total United States	183,287,802
	TOTAL CORPORATE BONDS & NOTES (Cost – 494,659,336)	496,438,108
SENIOR LOANS – 7.3%(a)
988,764	Appvion Operations Inc., 7.000% (3-Month USD-LIBOR + 6.000%) due 6/12/26	964,045
6,417,244	Crestwood Holdings LLC, 7.660% (1-Month USD-LIBOR + 7.500%) due 3/6/23	4,179,230
8,261,000	Fieldwood Energy LLC, 6.250% (3-Month USD-LIBOR + 5.250%) due 4/11/22(e)	1,982,640
13,526,374	First Brands Group LLC, 8.500% (2-Month USD-LIBOR + 7.500%) due 2/2/24	13,255,846
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SENIOR LOANS – (continued)
$2,168,000	General Nutrition Centers Inc., 10.000% (1-Month USD-LIBOR + 9.000%) due 12/31/22	$2,098,906
6,699,086	Golden Nugget Online Gaming Inc., 13.000% (2-Month USD-LIBOR + 12.000%) due 10/4/23	7,569,967
1,726,193	GTT Communications Inc., 2.910% (1-Month USD-LIBOR + 2.750%) due 5/31/25	1,358,117
3,778,853	IEA Energy Services LLC, 7.058% (3-Month USD-LIBOR + 6.750%) due 9/25/24	3,690,692
2,668,507	Internap Holding LLC, 7.500% (3-Month USD-LIBOR + 6.500%) due 5/8/25	1,467,679
4,430,542	Lealand Finance Co., BV due 6/30/25(h)	3,577,663
713,606	Monitronics International Inc., 7.750% (1-Month USD-LIBOR + 6.500%) due 3/29/24	534,848
2,645,055	Party City Holdings Inc., 3.250% (3-Month USD-LIBOR + 2.500%) due 8/19/22	1,852,015
4,567,591	Pixelle Specialty Solutions LLC, 7.500% (1-Month USD-LIBOR + 6.500%) due 10/31/24	4,430,563
2,450,000	Production Resource Group LLC, 9.250% (3-Month USD-LIBOR + 6.000%) due 8/21/24(e)	1,347,500
1,144,361	RA Acquisition Purchaser LLC, 11.000% (3-Month USD-LIBOR + 10.000%) due 5/31/23(g)	1,144,361
5,128,903	Windstream Services LLC, 2.660% (1-Month USD-LIBOR + 2.500%) due 2/26/21	5,064,792
	TOTAL SENIOR LOANS
	(Cost – $64,131,048)	54,518,864
SOVEREIGN BONDS – 6.4%
Brazil – 0.8%
6,000,000	Brazilian Government International Bond, 2.875% due 6/6/25	6,072,000
Colombia – 0.6%
	Colombia Government International Bond:
2,500,000	4.375% due 7/12/21	2,571,200
2,100,000	2.625% due 3/15/23	2,154,621
	Total Colombia	4,725,821
Dominican Republic – 0.4%
3,160,000	Dominican Republic International Bond, 7.500% due 5/6/21	3,270,632
India – 0.3%
2,000,000	Export-Import Bank of India, 3.125% due 7/20/21	2,013,663
Indonesia – 1.3%
	Indonesia Government International Bond:
1,500,000	3.750% due 4/25/22	1,561,350
2,200,000	2.950% due 1/11/23	2,289,496
300,000	3.375% due 4/15/23	316,206
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SOVEREIGN BONDS – (continued)
Indonesia – (continued)
	Perusahaan Penerbit SBSN Indonesia III:
$1,000,000	3.400% due 3/29/22	$1,035,900
3,018,000	3.300% due 11/21/22	3,150,068
1,321,000	3.750% due 3/1/23	1,399,084
	Total Indonesia	9,752,104
Mexico – 0.6%
2,600,000	Mexico Government International Bond, 3.900% due 4/27/25	2,860,000
1,500,000	Nacional Financiera SNC, 3.375% due 11/5/20	1,500,870
	Total Mexico	4,360,870
Peru – 0.3%
1,900,000	Peruvian Government International Bond, 2.392% due 1/23/26	1,996,900
Qatar – 0.4%
	Qatar Government International Bond:
2,300,000	2.375% due 6/2/21	2,321,252
900,000	4.500% due 1/20/22	943,686
	Total Qatar	3,264,938
Saudi Arabia – 0.9%
	Saudi Government International Bond:
3,500,000	2.375% due 10/26/21	3,554,740
3,000,000	2.875% due 3/4/23	3,124,200
	Total Saudi Arabia	6,678,940
South Korea – 0.3%
1,900,000	Korea Electric Power Corp., 1.125% due 6/15/25(b)	1,909,518
United Arab Emirates – 0.5%
	Abu Dhabi Government International Bond:
2,000,000	0.750% due 9/2/23(b)(f)	2,001,094
1,600,000	2.500% due 4/16/25(b)	1,695,920
	Total United Arab Emirates	3,697,014
	TOTAL SOVEREIGN BONDS (Cost – $46,793,409)	47,742,400
Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – 1.0%
California – 0.2%
1,250,000	BBB+	California Pollution Control Financing Authority, Revenue Bonds, Series A, 0.500% due 8/1/23(a)(b)(i)	1,249,900
Texas – 0.8%
1,000,000	BBB+	Mission Economic Development Corp., Revenue Bonds, 0.500% due 1/1/26(a)(i)	999,920
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$4,840,000	A-	Mission Economic Development Corp., Solid Waste Disposal Revenue Various Waste Management Incorporate Project Series A, 0.400% due 5/1/46(a)(i)	$4,840,000
		Total Texas	5,839,920
		TOTAL MUNICIPAL BONDS (Cost – $7,090,000)	7,089,820
Shares/Units
COMMON STOCKS – 4.5%
Canada – 0.0%
21,182	Frontera Energy Corp.	44,423
United States – 4.5%
103,773	Alpine Income Property Trust Inc.	1,505,746
267,281	Appvion Inc.*(f)(g)	2,646,082
97,508	Ceres Acquisition Corp., Class A Shares*(f)	924,376
39,130	CTO Realty Growth Inc.	1,650,112
352	Energy Harbor Corp.*(g)	6,776
271,559	Foley Trasimene Acquisition Corp. II*(f)	2,721,021
468,811	Fortress Value Acquisition Corp. II*	4,758,432
77,588	Forum Merger III Corp.*	774,328
77,588	Horizon Acquisition Corp.*	782,863
587,615	Internap Loan Equity*(f)(g)	5,876
39,787	Ladder Capital Corp., Class A Shares	296,413
251,150	Mcdermott International Ltd.*	740,893
27,417	Pershing Square Tontine Holdings Ltd.*	586,998
52	Real Alloy Holding Inc.*(f)(g)	1,119,901
500,000	Stable Road Acquisition Corp., Class A Shares*	4,965,000
914,461	Subversive Capital Acquisition Corp., Class A Shares*(f)	9,007,441
45,000	Tuscan Holdings Corp. II*	448,650
	Total United States	32,940,908
	TOTAL COMMON STOCKS (Cost – $36,994,882)	32,985,331
PREFERRED STOCKS – 2.0%
Bermuda – 0.3%
30,926	Aspen Insurance Holdings Ltd., 5.625%(c)	765,419
20,430	Athene Holding Ltd., 6.375% (5-Year CMT Index + 5.970%) *(a)(c)	553,040
6,150	Axis Capital Holdings Ltd., 5.500%(c)	156,517
19,388	Enstar Group Ltd., 7.000% (3-Month USD-LIBOR + 4.015%)(a)(c)	517,466
	Total Bermuda	1,992,442
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS – (continued)
United States – 1.7%
12,415	Air Lease Corp., 6.150% (3-Month USD-LIBOR + 3.650%)(a)(c)	$291,008
30,635	American Equity Investment Life Holding Co., 6.625% (5-Year CMT Index + 6.297%)*(a)(c)	780,886
3,000	CoBank ACB, 6.250% (3-Month USD-LIBOR + 4.557%)(a)(b)(c)	312,000
1,000	Dairy Farmers of America Inc., 7.875%(b)(c)(f)	90,500
50,000	Delphi Financial Group Inc., 3.470% (3-Month USD-LIBOR + 3.190%)(a)(c)	1,000,000
18,970	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010%)(a)(b)(c)	2,029,790
25,550	GMAC Capital Trust I, 6.065% (3-Month USD-LIBOR + 5.785%)(a)(c)	626,741
6,650	Great Elm Capital Corp., 6.500%(c)	155,543
77,421	Monmouth Real Estate Investment Corp., 6.125%(c)	1,933,977
73,505	Morgan Stanley, 5.850% (3-Month USD-LIBOR + 3.491%)(a)(c)(j)	2,075,781
18,115	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(a)(c)	490,554
49,161	NuStar Energy LP, 7.625% (3-Month USD-LIBOR + 5.643%)(a)(c)	838,687
14,500	Synchrony Financial, 5.625%(c)	352,640
60,924	WESCO International Inc. (5-Year CMT Index + 10.325%)*(a)(c)	1,691,859
6,915	Wintrust Financial Corp., 6.875% (5-Year CMT Index + 6.507%)*(a)(c)	183,870
	Total United States	12,853,836
	TOTAL PREFERRED STOCKS (Cost – $15,016,156)	14,846,278
CONVERTIBLE PREFERRED STOCK – 0.2%
Canada – 0.2%
27,331	GFL Environmental Inc., 6.000% (Cost – $1,406,092)	1,295,216
EXCHANGE TRADED FUND (ETF) – 0.1%
United States – 0.2%
13,099	iShares iBoxx High Yield Corporate Bond (Cost – $1,079,756)	1,113,808
WARRANTS – 0.0%
Bermuda – 0.0%
558,670	McDermott International Inc.*(f)(g)	83,800
502,803	WT PUR COM*(f)(g)	120,673
	Total Bermuda	204,473
Brazil – 0.0%
58,463	OAS finance Ltd. Warrants*(g)	—
United States – 0.0%
40,375	Tuscan Holdings Corp. II*(f)	19,380
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
WARRANTS – (continued)
	TOTAL WARRANTS (Cost – $386,497)	$223,853
Number of Contracts	Notional Amounts
PURCHASED OPTIONS – 0.0%
United States – 0.0%
222	$658,230	Barrick Gold Corp., Call $22.00, expires 01/15/2021	188,700
238	$323,204	Crestwood Equity Partners LP, Put $10.00, expires 12/18/2020	17,850
595	$808,010	Crestwood Equity Partners LP, Put $10.00, expires 01/15/2021	61,880
127	$170,688	Hawaiian Holdings Inc., Put $8.00, expires 12/18/2020	5,080
		Total United States	273,510
		TOTAL PURCHASED OPTIONS (Cost – $316,099)	273,510
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $667,873,275)	656,527,188
Face Amount	Security	Value
SHORT-TERM INVESTMENTS – 12.6%
COMMERCIAL PAPERS – 2.6%
	Dow Chemical Co.:
$4,000,000	0.180% due 9/28/20(k)	3,999,412
6,000,000	0.180% due 9/30/20(k)	5,999,050
4,000,000	Glencore Funding LLC, 0.450% due 10/15/20(k)	3,997,875
5,000,000	Walt Disney Co., 1.155% due 10/1/20(k)	4,999,501
	TOTAL COMMERCIAL PAPERS (Cost – $18,991,599)	18,995,838
TIME DEPOSITS – 10.0%
65,809,508	Banco Santander SA – Frankfurt, 0.010% due 9/1/20	65,809,508
3,522,875	China Construction Bank – New York, 0.010% due 9/1/20	3,522,875
5,272,951	JPMorgan Chase & Co. – New York, 0.010% due 9/1/20	5,272,951
	TOTAL TIME DEPOSITS (Cost – $74,605,334)	74,605,334
	TOTAL SHORT-TERM INVESTMENTS (Cost – $93,596,933)	93,601,172
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.0%
MONEY MARKET FUND – 0.0%
11,580	Federated Government Obligations Fund, Premier Class, 0.054%(l) (Cost – $11,580)	11,580
	TOTAL INVESTMENTS – 100.9% (Cost – $761,481,788)	750,139,940
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount	Security	Value
	Liabilities in Excess of Other Assets – (0.9%)	$(6,354,693)
	TOTAL NET ASSETS – 100.0%	$743,785,247

†
Face amount denominated in U.S. dollars, unless otherwise noted.

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

*
Non-income producing security.

(a)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2020.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2020, amounts to approximately $159,331,462 and represents 21.42% of net assets.

(c)
Security is perpetual in nature and has no stated maturity date.

(d)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(e)
Security is currently in default.

(f)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2020, amounts to approximately $19,908,229 and represents 2.68% of net assets.

(g)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(h)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(i)
Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(j)
All or a portion of this security is on loan. (See note 5).

(k)
Rate shown represents yield-to-maturity.

(l)
Represents investment of collateral received from securities lending transactions.

@
Restricted security — Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate +4.300%) due 12/2/44	10/2/18	$2,109,000	$1,465,750	0.20%
UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%)	5/4/17	328,006	480,889	0.06%
UBS Group AG, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.866%)	4/18/17	1,300,500	1,582,000	0.21%
Total			$3,528,639	0.47%
Abbreviations used in this schedule:
CMT
 —  Constant Maturity Treasury Index

EURIBOR
 —  Euro Interbank Offered Rate

ICE
 —  Intercontinental Exchange

LIBOR
 —  London Interbank Offered Rate

LLC
 —  Limited Liability Company

LP
 —  Limited Partnership

See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

PCL
 —  Public Company Limited

PLC
 —  Public Limited Company

SOFR
 —  Secured Overnight Financing Rate

Summary of Investments by Security Type^

Corporate Bonds & Notes	66.2%
Senior Loans	7.3
Sovereign Bonds	6.4
Common Stocks	4.4
Preferred Stocks	2.0
Municipal Bonds	0.9
Convertible Preferred Stock	0.2
Exchange Traded Fund (ETF)	0.1
Purchased Options	0.0*
Warrants	0.0*
Short-Term Investments	12.5
Money Market Fund	0.0*
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
222	$68,455,920	Barrick Gold Corp.	CIBC	1/15/21	$24.00	$23,088
265	$77,228	Briggs & Stratton Corp.	CIBC	1/15/21	$1.00	1,325
199	$212,567	Briggs & Stratton Corp.	CIBC	1/15/21	$5.00	995
11	$955,434	Crestwood Equity Partners LP	CIBC	10/16/20	$7.50	6,930
238	$70,767,566	Crestwood Equity Partners LP	CIBC	12/18/20	$15.00	42,840
595	$63,832,790	Crestwood Equity Partners LP	CIBC	1/15/21	$20.00	44,625
134	$63,275,907	GFL Environmental Inc.	CIBC	1/15/21	$20.00	36,850
608	$32,977,920	iShares iBoxx High Yield Corp.	CIBC	9/18/20	$110.00	2,432
332	$6,430,840	Ladder Capital Corp.	CIBC	9/18/20	$7.50	8,632
186	$100,392,012	Magellan Midstream Partners LP	CIBC	10/16/20	$37.50	26,412
159	$379,104,813	SPDR Gold Trust	CIBC	1/15/21	$157.00	20,511
TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received – $818,848)						$214,640
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

At August 31, 2020, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.
The unrealized (depreciation) on the open contracts was as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized (Depreciation)
Contracts to Sell:
Canadian Dollar	821,000	BBH	$629,529	9/15/20	$—	$(14,529)	$(14,529)
Euro	17,230,000	BBH	20,568,026	9/15/20	—	(316,746)	(316,746)
Norwegian Krone	5,000,000	BBH	572,412	9/15/20	—	(11,949)	(11,949)
Norwegian Krone	10,125,000	BBH	1,159,134	9/15/20	—	(7,554)	(7,554)
Swedish Krona	3,845,000	BBH	444,591	9/15/20	—	(5,021)	(5,021)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$—	$(355,799)	$(355,799)

Currency Abbreviations used in this schedule:	Counterparty Abbreviations used in this schedule:
CAD — Canadian Dollar	BBH — Brown Brothers Harriman & Co.
EUR — Euro	CIBC — CIBC World Markets Corp.
NOK — Norwegian Krone
SEK — Swedish Krona
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Global Fixed Income Opportunities Fund (concluded)

Face Amount†	Security	Value
SECURITIES SOLD SHORT – 0.7%
CORPORATE BONDS & NOTES – 0.6%
Consumer Non-cyclical – 0.1%
$840,000	McKesson Corp., Senior Unsecured Notes, 3.950% due 2/16/28	$983,488
Financial – 0.2%
1,014,000	Capital One Financial Corp., Senior Unsecured Notes, 3.450% due 4/30/21	1,032,012
Industrial – 0.3%
2,009,000	GFL Environmental Inc., Senior Unsecured Notes, 7.000% due 6/1/26(a)	2,109,450
	TOTAL CORPORATE BONDS & NOTES (Proceeds – $3,927,605)	4,124,950
Shares/Units
COMMON STOCK – 0.1%
INDUSTRIAL – 0.0%
Machinery-Diversified – 0.0%
116,500	Briggs & Stratton Corp.*	17,009
Energy – 0.1%
Pipelines- 0.1%
58,500	Crestwood Equity Partners LP	794,430
	TOTAL COMMON STOCKS (Proceeds – $703,697)	811,439
	TOTAL SECURITIES SOLD SHORT – 0.7% (Proceeds – $4,631,302)	$4,936,389

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Restricted security that may be purchased from “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2020, amounts to approximately $2,109,450 and represents 0.28% of net assets.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – 87.5%
Alabama – 1.5%
$2,000,000	AA-	Auburn University, Revenue Bonds, Series A, 5.000% due 6/1/35	$2,523,080
1,835,000	Aa2(a)	Black Belt Energy Gas District, Revenue Bonds, Series A, 4.000% due 7/1/46(b)	1,877,462
355,000	AA-	County of Jefferson AL, GO, Series B, 5.000% due 4/1/21	364,418
2,540,000	A3(a)	Lower Alabama Gas District, Revenue Bonds, 4.000% due 12/1/50(b)	2,917,393
		Mobile County Board of School Commissioners, Special Tax:
260,000	A-	5.000% due 3/1/28	314,982
175,000	A-	5.000% due 3/1/29	211,040
180,000	A-	5.000% due 3/1/30	216,162
185,000	A-	5.000% due 3/1/31	221,255
145,000	A-	5.000% due 3/1/32	172,667
215,000	A-	5.000% due 3/1/33	254,977
3,500,000	A3(a)	Southeast Alabama Gas Supply District, Revenue Bonds, Series A, 4.000% due 6/1/49(b)	3,874,010
		Total Alabama	12,947,446
Alaska – 0.2%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,221,370
215,000	AA-	State of Alaska, GO, Series A, 5.000% due 8/1/33	256,405
		Total Alaska	1,477,775
Arizona – 3.7%
		Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds:
5,000,000	AA+	5.000% due 7/1/27	6,257,850
3,810,000	AA+	5.000% due 7/1/34	4,668,012
2,000,000	AA	Arizona State University, Revenue Bonds, Series A, 5.000% due 7/1/39	2,557,720
1,800,000	A+	Chandler Industrial Development Authority, Revenue Bonds, 5.000% due 6/1/49(b)(c)	2,079,144
		City of Glendale AZ, Revenue Bonds:
105,000	AA	Series A, 5.000% due 7/1/23	116,851
230,000	AA	Series A, 5.000% due 7/1/27	272,561
215,000	AA	Series A, 5.000% due 7/1/28	253,562
235,000	AA	Series A, 5.000% due 7/1/29	276,184
85,000	AA	Series A, 5.000% due 7/1/32	101,409
65,000	AA	City of Glendale AZ, GO, AGM-Insured, 4.000% due 7/1/21	67,049
		City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, AGM:
55,000	AA	5.000% due 7/1/24	64,863
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Arizona – (continued)
$60,000	AA	5.000% due 7/1/25	$73,192
105,000	AA	5.000% due 7/1/26	127,355
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
65,000	A+	Series A, 5.000% due 7/1/27(c)	80,782
90,000	A+	Series A, 5.000% due 7/1/28(c)	110,918
6,365,000	AAA	Series B, 4.000% due 7/1/29	7,118,107
30,000	AAA	Series C, 5.000% due 7/1/21	31,199
1,000,000	AAA	City of Scottsdale AZ, GO, 5.000% due 7/1/23	1,135,460
160,000	A+	Coconino County Pollution Control Corp., Revenue Bonds, 1.875% due 9/1/32(b)(c)	161,466
		County of Pima AZ Sewer System Revenue, Revenue Bonds:
15,000	AA	Series A, 5.000% due 7/1/22	16,321
30,000	AA	Series A, 5.000% due 7/1/23	32,601
60,000	AA	Series B, Prerefunded 7/1/21 @ 100, 5.000% due 7/1/25(d)	62,270
820,000	AAA	Maricopa County Community College District, GO, Series D, 4.250% due 7/1/25	847,683
		Maricopa County Industrial Development Authority, Revenue Bonds:
800,000	AA-	5.000% due 1/1/46(b)	982,128
200,000	A2(a)	5.000% due 7/1/47	237,750
70,000	AA-	Series A, 5.000% due 1/1/22	73,930
145,000	AA-	Series A, 5.000% due 1/1/23	159,590
190,000	AA-	Series A, 4.000% due 1/1/24	210,776
60,000	AA-	Series A, 5.000% due 1/1/24	68,534
225,000	AA-	Series A, 5.000% due 1/1/25	265,979
735,000	A2(a)	Series B, 5.000% due 9/1/45(b)	871,365
430,000	AA-	Series B, 5.000% due 1/1/48(b)	470,360
290,000	AA-	Series C, 5.000% due 1/1/48(b)	340,843
50,000	AA-	McAllister Academic Village LLC, Revenue Bonds, 5.000% due 7/1/21	51,999
145,000	AA+	Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, 5.000% due 1/1/33	185,364
		State of Arizona, COP:
245,000	AA-	Series A, 5.000% due 10/1/20	245,946
215,000	AA-	Series A, 5.000% due 10/1/21	226,109
225,000	AA-	Series A, 5.000% due 10/1/22	247,288
300,000	AA-	Series A, 5.000% due 10/1/23	343,638
310,000	AA-	Series A, 5.000% due 10/1/24	369,173
		Western Maricopa Education Center District No 402, GO:
560,000	AA-	Series B, 4.000% due 7/1/21	577,651
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Arizona – (continued)
$330,000	AA-	Series B, 5.000% due 7/1/25	$402,376
		Total Arizona	32,843,358
Arkansas – 0.0%
90,000	Aa2(a)	Little Rock School District, GO, 3.000% due 2/1/22	93,504
California – 5.7%
60,000	A-	Alameda Corridor Transportation Authority, Revenue Bonds, Series A, 5.000% due 10/1/23	67,738
		Bay Area Toll Authority, Revenue Bonds:
210,000	AA	Series B, 2.850% due 4/1/47(b)	228,211
195,000	AA	Series C, 2.100% due 4/1/45(b)	198,933
		California Health Facilities Financing Authority, Revenue Bonds:
115,000	AA-	Series A, 5.000% due 7/1/25	129,561
85,000	A+	Series D, 5.000% due 8/15/35	88,055
		California State Public Works Board, Revenue Bonds:
60,000	A+	Series A, 5.000% due 4/1/22	64,543
145,000	A+	Series A, 5.000% due 4/1/23	156,081
115,000	A+	Series A, 5.250% due 10/1/24	121,212
115,000	A+	Series A, 5.250% due 10/1/25	121,122
70,000	A+	Series D, 5.000% due 12/1/21	74,201
30,000	A+	Series G, 5.000% due 11/1/23	33,096
30,000	A+	Series G, 5.000% due 11/1/24	33,068
3,000,000	AA-	City of Riverside CA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 8/1/36	3,811,710
		Golden State Tobacco Securitization Corp., Revenue Bonds:
175,000	A+	Series A, AMBAC, zero coupon, due 6/1/24	169,608
145,000	A+	Series A, 5.000% due 6/1/29	161,611
115,000	BBB	Series A1, 5.000% due 6/1/25	136,862
30,000	BBB	Series A1, 5.000% due 6/1/26	36,592
		Los Angeles County Metropolitan Transportation Authority, Revenue Bonds:
4,550,000	AA	Series A, 5.000% due 6/1/31	6,208,384
5,150,000	AA	Series A, 5.000% due 6/1/33	6,931,179
290,000	AA-	Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/29	346,240
1,500,000	Aa3(a)	Los Angeles Unified School District, GO, Series A, 5.000% due 7/1/27	1,940,280
		Modesto Irrigation District, Revenue Bonds:
30,000	A+	Series A, 5.000% due 7/1/22	31,161
110,000	A+	Series A, 5.000% due 7/1/23	114,426
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – (continued)
$170,000	Aa3(a)	Oakland Alameda County Coliseum Authority, Revenue Bonds, Series A, 5.000% due 2/1/23	$179,930
		Oakland Unified School District, GO:
100,000	AA	5.000% due 8/1/26	120,394
30,000	A-	Series A, 5.000% due 8/1/28	35,730
1,500,000	AA+	Ohlone Community College District, GO, Series A, Prerefunded 8/1/21 @ 100, 5.000% due 8/1/38(d)	1,566,420
145,000	A+	Port of Oakland, Revenue Bonds, Series P, 5.000% due 5/1/22(c)	155,923
90,000	A	Sacramento City Financing Authority, Series A, NPFG, zero coupon, due 12/1/26	81,543
255,000	AA-	San Diego Convention Center Expansion Financing Authority, Revenue Bonds, Series A, Prerefunded 4/15/22 @ 100, 5.000% due 4/15/23(d)	274,737
185,000	A	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Series A, 5.000% due 5/1/37(c)	228,725
		State of California, GO:
10,000,000	AA	AGM, 5.250% due 8/1/32	14,314,100
760,000	AA-	4.000% due 3/1/26	907,303
80,000	AA-	5.000% due 9/1/29	100,467
1,000,000	AA-	5.000% due 4/1/30	1,372,370
760,000	AA-	5.000% due 8/1/30	974,388
3,125,000	AA-	4.000% due 12/1/30(b)	3,208,375
3,000,000	AA-	5.000% due 4/1/36	3,873,060
435,000	AA-	Series B, 5.000% due 8/1/26	549,409
205,000	AA-	Series C, 5.000% due 8/1/29	256,742
65,000	AAA	State of California Department of Water Resources, Revenue Bonds, Series AI, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/25(d)	68,918
40,000	AA+	Union Elementary School District, GO, Series A, NPFG, zero coupon, due 9/1/20	40,000
100,000	A1(a)	Washington Township Health Care District, GO, Series A, 5.500% due 8/1/40	113,192
230,000	AA-	West Contra Costa Unified School District, GO, 5.000% due 8/1/26	248,890
		Total California	49,874,490
Colorado – 1.8%
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
65,000	A+	Series A, 5.000% due 11/15/24(c)	76,081
315,000	A	Series A, 5.000% due 12/1/26(c)	387,986
30,000	A+	Series A, 5.000% due 11/15/27(c)	37,813
195,000	A+	Series A, 5.000% due 11/15/28(c)	243,662
145,000	A+	Series A, 5.000% due 11/15/29(c)	179,796
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Colorado – (continued)
$115,000	A+	Series A, 5.000% due 11/15/30(c)	$141,569
915,000	A+	Series C, 5.000% due 11/15/30	1,197,369
		Colorado Health Facilities Authority, Revenue Bonds:
655,000	#Aaa(a)	zero coupon, due 7/15/22	650,487
2,115,000	AA	5.000% due 11/15/36(b)	2,419,898
220,000	A-	2.800% due 5/15/42(b)	229,937
190,000	Baa1(a)	5.000% due 9/1/46	214,732
640,000	AA	5.000% due 11/15/49(b)	803,360
500,000	BBB+	Series A, 5.000% due 8/1/44	602,070
325,000	BBB+	Series B-2, 5.000% due 8/1/49(b)	383,022
220,000	BBB+	Series D3, 5.000% due 10/1/38(b)	230,690
135,000	AA	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	152,240
		E-470 Public Highway Authority, Revenue Bonds:
60,000	A	zero coupon, due 9/1/35	43,235
85,000	A	zero coupon, due 9/1/37	57,355
110,000	A	zero coupon, due 9/1/38	71,743
165,000	A	Series A, 5.000% due 9/1/34	218,995
140,000	A	Series B, NPFG, zero coupon, due 9/1/20	140,000
1,500,000	AAA	Metro Wastewater Reclamation District, Revenue Bonds, Series A, Prerefunded 4/1/22 @ 100, 4.000% due 4/1/30(d)	1,589,910
2,250,000	AA-	State of Colorado, COP, Series A, 4.000% due 12/15/36	2,654,708
1,435,000	Aa1(a)	University of Colorado, Revenue Bonds, Series C, 2.000% due 6/1/54(b)	1,519,981
210,000	AA	University of Colorado Hospital Authority, Revenue Bonds, Series C, 5.000% due 11/15/38(b)	218,656
		Vauxmont Metropolitan District, GO, AGM:
150,000	AA	5.000% due 12/1/21	157,704
125,000	AA	5.000% due 12/15/27	148,513
120,000	AA	5.000% due 12/15/29	141,552
135,000	AA	5.000% due 12/15/31	158,182
285,000	AA	5.000% due 12/1/34	358,128
		Total Colorado	15,429,374
Connecticut – 1.5%
		Connecticut State Health & Educational Facilities Authority, Revenue Bonds:
1,075,000	AAA	5.000% due 7/1/29	1,464,279
410,000	A	Series A, 5.000% due 7/1/34	518,896
505,000	AA-	Series B, 1.800% due 7/1/49(b)	525,054
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Connecticut – (continued)
$65,000	A-	Series S, 5.000% due 7/1/26	$79,804
30,000	A-	Series S, 5.000% due 7/1/29	37,923
4,465,000	AAA	Series V1, 0.010% due 7/1/36(b)	4,465,000
		State of Connecticut, GO:
90,000	A	Series A, 5.000% due 3/15/26	110,682
375,000	A	Series A, 5.000% due 4/15/26	462,184
150,000	A	Series A, 5.000% due 4/15/30	195,222
170,000	A	Series A, 5.000% due 4/15/34	215,659
60,000	A	Series A, 5.000% due 4/15/35	75,839
175,000	A	Series B, 5.000% due 1/15/26	214,254
85,000	A	Series E, 5.000% due 9/15/23	93,039
100,000	A	Series E, 5.000% due 10/15/26	124,864
150,000	A	Series E, 5.000% due 10/15/29	184,246
1,600,000	A	Series F, 5.000% due 9/15/26	1,993,312
1,500,000	AAA	Town of Greenwich CT, GO, 5.000% due 1/15/23	1,670,715
330,000	A+	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	420,552
		Total Connecticut	12,851,524
Delaware – 0.5%
		Delaware River & Bay Authority, Revenue Bonds:
85,000	A	Series C, 5.000% due 1/1/22	90,347
35,000	A	Series C, 5.000% due 1/1/24	39,990
80,000	A	Series C, 5.000% due 1/1/25	91,123
220,000	A	Delaware State Economic Development Authority, Revenue Bonds, 1.050% due 1/1/31(b)	221,848
3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/27(d)	3,717,298
		Total Delaware	4,160,606
District of Columbia – 1.0%
2,000,000	AA+	District of Columbia, GO, Series C, 5.000% due 6/1/34	2,319,380
120,000	AAA	District of Columbia, Revenue Bonds, Series A, 5.000% due 12/1/36(e)	126,221
		Metropolitan Washington Airports Authority, Revenue Bonds:
90,000	A+	Series A, 5.000% due 10/1/21(c)	94,439
50,000	A+	Series A, 5.000% due 10/1/22(c)	54,461
75,000	A+	Series A, 5.000% due 10/1/23(c)	84,746
2,625,000	A+	Series A, 5.000% due 10/1/24(c)	3,068,914
225,000	A+	Series A, 5.000% due 10/1/25(c)	270,911
115,000	A+	Series A, 5.000% due 10/1/28(c)	147,216
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
District of Columbia – (continued)
$120,000	A+	Series A, 5.000% due 10/1/29(c)	$152,638
95,000	A+	Series A, 5.000% due 10/1/30(c)	119,949
205,000	A+	Series A, 5.000% due 10/1/31(c)	255,173
60,000	A+	Series A, 5.000% due 10/1/34(c)	72,827
55,000	A+	Series A, 5.000% due 10/1/36(c)	66,295
195,000	A+	Series C, 5.000% due 10/1/22(c)	204,072
210,000	A+	Series C, 5.000% due 10/1/23(c)	219,746
190,000	A+	Series C, 5.000% due 10/1/24(c)	198,713
255,000	A+	Series C, 5.000% due 10/1/25(c)	266,467
400,000	A-	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, 4.000% due 10/1/35	452,920
240,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/34	297,281
		Total District of Columbia	8,472,369
Florida – 4.9%
		Brevard County School District, COP:
95,000	Aa3(a)	5.000% due 7/1/27	110,611
215,000	Aa3(a)	5.000% due 7/1/30	248,385
85,000	Aa3(a)	Series C, 5.000% due 7/1/24	99,390
		Citizens Property Insurance Inc., Revenue Bonds:
80,000	A+	Series A1, 5.000% due 6/1/21	82,724
60,000	A+	Series A1, 5.000% due 6/1/22	64,756
		City of Clearwater FL Water & Sewer Revenue, Revenue Bonds:
40,000	AA+	5.000% due 12/1/21	42,416
65,000	AA+	Series Prerefunded 12/1/21 @ 100, 5.000% due 12/1/23(d)	68,842
70,000	AA+	Series Prerefunded 12/1/21 @ 100, 5.000% due 12/1/24(d)	74,138
		City of Jacksonville FL, Revenue Bonds:
115,000	A+	5.000% due 10/1/22	125,510
155,000	A+	5.000% due 10/1/23	169,877
55,000	A+	City of Tampa FL, Revenue Bonds, 5.000% due 9/1/28	59,017
		County of Broward FL Airport System Revenue, Revenue Bonds:
60,000	A	5.000% due 10/1/30(c)	73,325
90,000	A	5.000% due 10/1/31(c)	109,245
120,000	A	Series A, 5.000% due 10/1/29(c)	140,701
85,000	A	Series A, 5.000% due 10/1/31(c)	98,894
115,000	A	Series A, 5.000% due 10/1/32(c)	133,249
1,000,000	A	Series B, 5.000% due 10/1/29(c)	1,287,780
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$90,000	A	Series Q1, 5.000% due 10/1/23	$97,716
185,000	A+	County of Clay FL Sales Surtax Revenue, Revenue Bonds, 5.000% due 10/1/25	226,878
		County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds:
40,000	AA+	Series A, 5.000% due 9/1/20(c)	40,000
40,000	AA+	Series A, 5.000% due 9/1/21(c)	41,850
50,000	AA+	Series A, 5.000% due 9/1/22(c)	54,455
60,000	AA+	Series A, 5.000% due 9/1/23(c)	67,861
65,000	AA+	Series A, 5.000% due 9/1/24(c)	76,070
65,000	AA+	Series A, 5.000% due 9/1/25(c)	78,301
65,000	AA+	Series A, 5.000% due 9/1/26(c)	80,122
		County of Miami-Dade FL, Revenue Bonds:
160,000	A+	5.000% due 10/1/28	195,112
120,000	A+	5.000% due 10/1/29	145,684
215,000	A+	5.000% due 10/1/30	259,795
65,000	A+	Series A, 5.000% due 10/1/25	70,828
120,000	AA	County of Miami-Dade FL, GO, Series A, 5.000% due 11/1/23	137,832
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
175,000	A	Series A, 5.000% due 10/1/21(c)	183,475
85,000	A	Series A, 5.000% due 10/1/22(c)	92,047
290,000	A	Series A, 5.000% due 10/1/24(c)	312,794
55,000	A	Series A, 5.000% due 10/1/27(c)	63,106
80,000	A	Series A, 5.000% due 10/1/29(c)	91,448
70,000	A	Series A, 5.000% due 10/1/30	84,177
30,000	A	Series A, 5.000% due 10/1/31	35,862
160,000	A	Series A, 5.000% due 10/1/33(c)	180,856
70,000	A	Series A, 5.000% due 10/1/35(c)	78,859
90,000	A	Series A1, 5.000% due 10/1/22	90,296
1,800,000	A2(a)	Series A1, Prerefunded 10/1/20 @ 100, 5.375% due 10/1/41(d)	1,807,578
105,000	A	Series B, 5.000% due 10/1/20(c)	105,380
65,000	A	Series B, 5.000% due 10/1/24	70,446
295,000	AA	Series B, 5.000% due 10/1/35	295,994
215,000	A	Series B, 5.000% due 10/1/37	243,662
500,000	A	Series B, 5.000% due 10/1/40(c)	587,855
		County of Miami-Dade FL Transit System, Revenue Bonds:
35,000	AA	5.000% due 7/1/21	36,360
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$50,000	AA	Series Prerefunded 7/1/22 @ 100, 5.000% due 7/1/42(d)	$54,335
		Duval County Public Schools, COP:
125,000	A+	Series B, 5.000% due 7/1/27	149,696
30,000	A+	Series B, 5.000% due 7/1/28	35,848
190,000	A+	Series B, 5.000% due 7/1/30	226,742
255,000	BBB+	Escambia County Health Facilities Authority, Revenue Bonds, 4.000% due 8/15/45	279,834
		Florida Municipal Power Agency, Revenue Bonds:
30,000	A2(a)	5.000% due 10/1/24	35,152
45,000	A2(a)	5.000% due 10/1/27	53,969
80,000	A1(a)	Series A, 5.000% due 10/1/22	87,925
355,000	A2(a)	Series A, 5.000% due 10/1/26	386,386
55,000	A2(a)	Series A, 5.000% due 10/1/30	67,321
60,000	A2(a)	Series A, 5.000% due 10/1/31	73,162
2,500,000	AA	Florida’s Turnpike Enterprise, Revenue Bonds, Series C, 4.375% due 7/1/37	2,729,700
		Greater Orlando Aviation Authority, Revenue Bonds:
100,000	A+	Series A, 5.000% due 10/1/28(c)	124,325
60,000	A+	Series A, 5.000% due 10/1/30(c)	73,460
		Halifax Hospital Medical Center, Revenue Bonds:
35,000	A-	5.000% due 6/1/28	40,420
70,000	A-	5.000% due 6/1/35	78,947
		Hillsborough County Port District, Revenue Bonds:
850,000	A(f)	Series B, 5.000% due 6/1/33(c)	1,014,993
185,000	A(f)	Series B, 5.000% due 6/1/38(c)	217,403
		Indian River County District School Board, COP:
75,000	AA-	Series A, 5.000% due 7/1/24	86,831
60,000	AA-	Series A, 5.000% due 7/1/25	71,666
200,000	A	JEA Electric System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/26	247,460
		Lake County School Board, COP:
30,000	AA	Series A, AGM, 5.000% due 6/1/25	34,827
50,000	AA	Series A, AGM, 5.000% due 6/1/26	57,884
15,000	AA	Series A, AGM, 5.000% due 6/1/28	17,341
		Lee Memorial Health System, Revenue Bonds:
550,000	A+	Series A, 5.000% due 4/1/33	695,195
755,000	A+	Series A, 5.000% due 4/1/33(b)	878,850
415,000	A+	Series A, 5.000% due 4/1/35	520,792
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$60,000	AA	Manatee County School District, Revenue Bonds, AGM-Insured, 5.000% due 10/1/25	$71,978
		Miami-Dade County Expressway Authority, Revenue Bonds:
45,000	A	Series A, 5.000% due 7/1/31	53,671
115,000	A	Series A, 5.000% due 7/1/32	136,523
95,000	A	Series A, 5.000% due 7/1/33	112,316
30,000	A	Series A, 5.000% due 7/1/34	35,414
235,000	A	Series A, 5.000% due 7/1/40	235,663
85,000	A	Series A, 5.000% due 7/1/44	94,524
		Orange County Health Facilities Authority, Revenue Bonds:
200,000	A+	Series A, 5.000% due 10/1/39	234,436
365,000	A+	Series A, 5.000% due 10/1/42	382,462
150,000	A+	Series B, 5.000% due 10/1/42	157,176
		Orange County School Board, COP:
115,000	Aa2(a)	Series B, Prerefunded 8/1/22 @ 100, 5.000% due 8/1/26(d)	125,516
200,000	Aa2(a)	Series C, 5.000% due 8/1/29	242,804
		Orlando Utilities Commission, Revenue Bonds:
50,000	AA	Series A, 5.000% due 10/1/23	57,323
25,000	AA	Series A, 5.000% due 10/1/25	30,815
100,000	AA	Series B, 5.000% due 10/1/20	100,391
		Palm Beach County Health Facilities Authority, Revenue Bonds:
10,000	WD(f)	5.000% due 12/1/23	11,504
20,000	WD(f)	5.000% due 12/1/24	23,889
		Palm Beach County School District, COP:
55,000	Aa3(a)	Series A, 5.000% due 8/1/22	59,996
35,000	Aa3(a)	Series A, 5.000% due 8/1/23	39,680
40,000	Aa3(a)	Series A, 5.000% due 8/1/24	47,204
135,000	Aa3(a)	Series A, 5.000% due 8/1/25	164,993
705,000	Aa3(a)	Series A, 5.000% due 8/1/26	887,144
135,000	Aa3(a)	Series B, 5.000% due 8/1/25	164,993
300,000	Aa3(a)	Series B, 5.000% due 8/1/26	365,670
240,000	Aa3(a)	Series B, 5.000% due 8/1/27	291,494
160,000	Aa3(a)	Series B, 5.000% due 8/1/28	193,896
695,000	Aa3(a)	Series D, 5.000% due 8/1/26	847,136
315,000	Aa3(a)	Series D, 5.000% due 8/1/27	382,586
110,000	Aa3(a)	Series D, 5.000% due 8/1/28	133,304
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$250,000	AA+	Palm Beach County Solid Waste Authority, Revenue Bonds, 5.000% due 10/1/24	$262,720
300,000	AA	Pasco County School Board, COP, Series D, AGM-Insured, 5.000% due 8/1/30	402,993
		School Board of Miami-Dade County, COP:
570,000	A+	Series A, 5.000% due 5/1/31	689,273
120,000	AA	Series A, AGM, 5.000% due 5/1/27	144,697
220,000	A+	Series B, 5.000% due 8/1/27	272,930
395,000	A+	Series B, 5.000% due 5/1/28	470,461
340,000	A+	Series D, 5.000% due 11/1/24	403,624
355,000	A+	Series D, 5.000% due 11/1/25	419,819
230,000	A+	Series D, 5.000% due 11/1/26	271,370
115,000	A+	Series D, 5.000% due 2/1/29	139,875
190,000	A+	Series D, 5.000% due 2/1/30	230,090
		School District of Broward County, COP:
155,000	A+	Series A, 5.000% due 7/1/21	161,130
145,000	A+	Series A, 5.000% due 7/1/22	157,599
45,000	A+	Series A, 5.000% due 7/1/25	48,556
460,000	A+	Series A, 5.000% due 7/1/26	534,333
265,000	A+	Series A, 5.000% due 7/1/27	315,554
115,000	A+	Series A, 5.000% due 7/1/28	136,520
70,000	A+	Series A, 5.000% due 7/1/32	84,007
120,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(d)	130,172
580,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/26(d)	629,167
60,000	A+	Series B, 5.000% due 7/1/25	71,760
335,000	A+	Series B, 5.000% due 7/1/26	400,308
230,000	A+	Series B, 5.000% due 7/1/27	273,877
390,000	A+	Series B, 5.000% due 7/1/28	462,981
		Seminole County School Board, COP:
60,000	Aa3(a)	Series C, 5.000% due 7/1/23	67,781
50,000	Aa3(a)	Series C, 5.000% due 7/1/24	58,652
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	138,867
		South Miami Health Facilities Authority, Revenue Bonds:
75,000	AA-	5.000% due 8/15/24	87,446
120,000	AA-	5.000% due 8/15/25	144,364
		St Lucie County School Board, COP:
60,000	A	Series A, 5.000% due 7/1/25	67,238
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$125,000	A	Series A, 5.000% due 7/1/27	$139,855
		State of Florida, GO:
5,995,000	AAA	5.000% due 7/1/32	7,894,156
289,000	AAA	Series C, 5.000% due 6/1/22	299,485
145,000	AAA	Series E, 5.000% due 6/1/24	150,216
2,000,000	AA+	State of Florida Department of Transportation, Revenue Bonds, 5.000% due 7/1/27	2,579,300
		Tampa Bay Water, Revenue Bonds:
70,000	AA+	Series A, NPFG, 6.000% due 10/1/29	100,828
70,000	AA+	Series NPFG, 5.500% due 10/1/22	77,661
		Volusia County Educational Facility Authority, Revenue Bonds:
150,000	A3(a)	4.000% due 10/15/36	173,145
80,000	A3(a)	5.000% due 10/15/44	98,025
150,000	A3(a)	5.000% due 10/15/49	182,703
		Volusia County School Board, COP:
600,000	Aa3(a)	5.000% due 8/1/24	698,628
145,000	AA	Series A, 5.000% due 8/1/32	174,745
		Total Florida	43,193,435
Georgia – 3.9%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	36,110
70,000	AA-	5.000% due 11/1/29	83,959
2,000,000	AA-	5.000% due 11/1/40	2,351,600
205,000	#Aaa(a)	Colquitt County Development Authority, Revenue Bonds, zero coupon, due 12/1/21	204,209
45,000	A+	County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds, Series A, 5.250% due 10/1/25	47,376
		DeKalb County Hospital Authority, Revenue Bonds:
170,000	WD(f)	Series Prerefunded 9/1/20 @ 100, 6.000% due 9/1/30(d)	170,000
310,000	WD(f)	Series Prerefunded 9/1/20 @ 100, 6.125% due 9/1/40(d)	310,000
		Development Authority of Burke County, Revenue Bonds:
600,000	A-	1.700% due 12/1/49(b)	612,690
830,000	A-	2.925% due 11/1/53(b)	884,647
155,000	AA-	Fulton County Development Authority, Revenue Bonds, 5.000% due 6/15/44	190,971
		Main Street Natural Gas Inc., Revenue Bonds:
5,000,000	Aa2(a)	Series A, 4.000% due 4/1/48(b)	5,486,900
840,000	Aa2(a)	Series C, 4.000% due 8/1/48(b)	927,881
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Georgia – (continued)
$195,000	A3(a)	Monroe County Development Authority, Revenue Bonds, 2.350% due 10/1/48(b)	$195,989
		Municipal Electric Authority of Georgia, Revenue Bonds:
265,000	A-	Series A, 5.000% due 1/1/21	268,967
160,000	A-	Series A, 5.000% due 1/1/27	199,461
145,000	A-	Series A, 5.000% due 1/1/30	187,933
105,000	A	Series GG, 5.000% due 1/1/24	115,588
35,000	A	Series GG, 5.000% due 1/1/25	38,489
145,000	A	Series GG, 5.000% due 1/1/26	159,114
		Municipal Gas Authority of Georgia, Revenue Bonds:
60,000	AA-	Series Q, 5.000% due 10/1/22	65,680
35,000	AA-	Series S, 5.000% due 10/1/22	38,313
70,000	AA-	Series S, 5.000% due 10/1/24	76,602
40,000	AA-	Series U, 5.000% due 10/1/24	47,277
		State of Georgia, GO:
5,000,000	AAA	Series A, 5.000% due 7/1/29	6,616,000
5,000,000	AAA	Series A, 5.000% due 8/1/30	6,952,650
2,500,000	AAA	Series A, 5.000% due 7/1/32	3,339,275
3,835,000	AAA	Series C, 5.000% due 7/1/29	4,955,625
		Total Georgia	34,563,306
Hawaii – 0.1%
		City & County of Honolulu HI, GO:
115,000	Aa1(a)	Series D, 5.000% due 9/1/22	125,998
90,000	Aa1(a)	Series D, 5.000% due 9/1/26	113,873
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	627,380
		Total Hawaii	867,251
Idaho – 0.4%
		Idaho Housing & Finance Association, Revenue Bonds:
90,000	A2(a)	5.000% due 7/15/21	93,485
100,000	A2(a)	5.000% due 7/15/22	108,089
45,000	A2(a)	5.000% due 7/15/23	50,350
35,000	A2(a)	5.000% due 7/15/24	40,545
35,000	A2(a)	5.000% due 7/15/25	41,816
95,000	A2(a)	5.000% due 7/15/27	119,304
75,000	Aa1(a)	Series A, 4.000% due 1/1/50	83,797
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Idaho – (continued)
$2,380,000	Aa1(a)	Kootenai County School District No 271 Coeur d’Alene, GO, 4.000% due 9/15/28	$2,849,265
		Total Idaho	3,386,651
Illinois – 4.8%
		Chicago Midway International Airport, Revenue Bonds:
65,000	A	Series A, 5.000% due 1/1/29(c)	75,518
100,000	A	Series A, 5.000% due 1/1/30(c)	115,551
70,000	A	Series A, 5.000% due 1/1/31(c)	80,444
190,000	A	Series A, 5.000% due 1/1/32(c)	209,602
30,000	A	Series B, 5.000% due 1/1/22	31,639
95,000	A	Series B, 5.000% due 1/1/24	107,603
		Chicago O’Hare International Airport, Revenue Bonds:
75,000	BBB+	5.000% due 7/1/38(c)	86,231
50,000	A	Series A, 5.000% due 1/1/22	52,821
125,000	A	Series A, 5.000% due 1/1/24(c)	141,451
1,000,000	A	Series A, 5.000% due 1/1/25(c)	1,056,100
270,000	A	Series A, 5.000% due 1/1/29	327,729
200,000	A	Series A, 5.000% due 1/1/48(c)	235,686
200,000	A	Series B, 5.000% due 1/1/22(c)	210,408
285,000	A	Series B, 5.000% due 1/1/32	330,557
120,000	A	Series B, 5.000% due 1/1/53	142,992
65,000	A	Series C, 5.000% due 1/1/22	68,668
80,000	A	Series C, 5.000% due 1/1/23	87,893
45,000	A	Series C, 5.000% due 1/1/24	51,192
65,000	A	Series C, 5.000% due 1/1/25	76,322
60,000	A	Series C, 5.000% due 1/1/26	72,335
70,000	A	Series C, 5.000% due 1/1/33	81,509
80,000	A	Series C, 5.000% due 1/1/34	92,891
420,000	A	Series C, Prerefunded 1/1/21 @ 100, 6.500% due 1/1/41(d)	428,753
60,000	A	Series D, 5.000% due 1/1/27(c)	73,150
15,000	A	Series D, 5.000% due 1/1/28(c)	18,153
85,000	A	Series D, 5.000% due 1/1/31(c)	101,080
45,000	A	Series D, 5.000% due 1/1/33(c)	53,003
500,000	A+	Chicago Transit Authority, Revenue Bonds, Series A, 4.000% due 12/1/50	549,720
40,000	A	City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds, 5.000% due 1/1/23	41,878
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$30,000	AA	City of Chicago IL Waterworks Revenue, Revenue Bonds, AGM-Insured, 5.250% due 11/1/33	$30,105
		Cook County Forest Preserve District, GO:
30,000	AA-	Series B, 5.000% due 12/15/23	32,245
40,000	AA-	Series B, 5.000% due 12/15/24	43,212
60,000	AA-	Series C, 5.000% due 12/15/25	64,717
155,000	Aaa(a)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Series B, 5.000% due 12/1/24	184,678
		County of Cook IL, GO:
565,000	A+	Series A, 5.250% due 11/15/24	571,571
60,000	A+	Series C, 5.000% due 11/15/22	64,970
145,000	A+	Series C, 5.000% due 11/15/23	156,906
540,000	A+	Series C, 5.000% due 11/15/24	583,843
15,000	AA	Series C, AGM, 5.000% due 11/15/25	16,341
85,000	A+	Series G, 5.000% due 11/15/25	85,652
35,000	Aa3(a)	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, 5.000% due 2/1/29	42,825
835,000	AA+	Illinois Development Finance Authority, Revenue Bonds, zero coupon, due 7/15/23	824,061
		Illinois Finance Authority, Revenue Bonds:
40,000	AA+	5.000% due 7/15/25	48,320
60,000	AA+	5.000% due 7/15/26	74,507
75,000	A+	5.000% due 11/15/26	81,498
25,000	A3(a)	5.000% due 8/15/27	29,387
70,000	A	5.000% due 5/15/28	83,788
60,000	AA+	5.000% due 7/15/28	76,756
40,000	A	5.000% due 5/15/29	47,664
150,000	AAA	5.000% due 7/1/29	189,941
25,000	A+	5.000% due 11/15/29	26,953
110,000	A3(a)	5.000% due 12/1/29	130,261
145,000	AAA	5.000% due 1/1/30	183,165
330,000	AA-	5.000% due 8/15/30	444,678
255,000	AAA	5.000% due 7/1/31	318,985
235,000	AA+	5.000% due 9/1/32	251,309
175,000	A3(a)	5.000% due 8/15/35	198,712
170,000	A	5.000% due 1/1/36	199,451
870,000	A	5.000% due 1/1/38	1,030,724
315,000	AA+	5.000% due 9/1/38	338,105
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$100,000	AA+	2.250% due 11/15/42(b)	$102,735
95,000	A+	5.000% due 11/15/43	100,736
1,300,000	A	5.000% due 1/1/44	1,523,041
100,000	A3(a)	5.000% due 12/1/46	113,638
25,000	BBB+	5.000% due 8/1/49	26,810
4,360,000	AA+	5.000% due 7/15/57(b)	4,811,565
10,000	A+	Series A, 5.000% due 11/15/21	10,533
45,000	A	Series A, 5.000% due 5/15/23	48,075
495,000	AA-	Series A, 5.000% due 2/15/24	564,424
95,000	AA-	Series A, 5.000% due 2/15/25	111,869
45,000	AA-	Series A, 5.000% due 2/15/26	54,466
30,000	A	Series A, 5.000% due 11/15/27	35,628
35,000	A	Series A, 5.000% due 11/15/28	41,374
55,000	A	Series A, 5.000% due 11/15/29	64,762
75,000	A	Series A, 5.000% due 7/1/30	89,182
100,000	A	Series A, 5.000% due 11/15/32	116,329
50,000	A	Series A, 5.000% due 7/1/34	58,568
15,000	AA+	Series A, 5.000% due 9/1/34	17,018
60,000	A+	Series A, 5.000% due 11/15/34	68,617
255,000	A	Series A, 5.000% due 7/1/36	296,983
20,000	BBB+	Series A, 5.000% due 8/1/47	21,473
95,000	AA-	Series A, Prerefunded 8/15/26 @ 100, 5.000% due 8/15/33(d)	120,298
85,000	A+	Series B, 5.000% due 11/15/26	100,527
35,000	AA+	Series C, 5.000% due 2/15/22	37,219
15,000	AA+	Series C, 5.000% due 2/15/24	17,170
75,000	AA+	Series C, 5.000% due 2/15/26	91,310
200,000	AA+	Series C, 5.000% due 2/15/28	247,912
135,000	AA+	Series C, 5.000% due 2/15/29	166,451
50,000	AA+	Series C, 5.000% due 2/15/31	61,096
365,000	AA+	Series C, 5.000% due 2/15/32	443,555
145,000	AA+	Series C, 5.000% due 2/15/33	175,364
35,000	AA+	Series C, 3.750% due 2/15/34	38,827
160,000	AA+	Series C, 4.000% due 2/15/36	179,661
65,000	AA+	Series C, 5.000% due 2/15/36	77,910
205,000	AA+	Series C, 5.000% due 2/15/41	242,966
1,055,000	AA+	Series E, 1.750% due 11/15/42(b)	1,062,448
60,000	AA-	Series L, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/22(d)	63,547
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$20,000	NR	Series Prerefunded 2/15/27 @ 100, 4.000% due 2/15/41(d)	$24,397
		Illinois Municipal Electric Agency, Revenue Bonds:
1,000,000	A	Series A, 5.000% due 2/1/22	1,064,350
290,000	A	Series A, 5.000% due 2/1/28	345,390
105,000	A	Series A, 5.000% due 2/1/31	124,279
		Illinois State Toll Highway Authority, Revenue Bonds:
50,000	AA-	Series A, 5.000% due 12/1/31	60,020
175,000	AA-	Series D, 5.000% due 1/1/24	200,702
255,000	Aa3(a)	Kane Cook & DuPage Counties School District No U-46 Elgin, GO, Series B, AMBAC-Insured, zero coupon, due 1/1/22	253,748
		Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO:
260,000	AA	5.000% due 1/1/26	309,681
55,000	AA	5.000% due 1/1/29	70,231
155,000	Baa2(a)	Lake County Community High School District No 117 Antioch, GO, Series B, NPFG, zero coupon, due 12/1/20	154,659
230,000	AA	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, GO, AGM-Insured, zero coupon, due 1/1/24	222,086
		McHenry County Community Unit School District No 200 Woodstock, GO:
215,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/24	208,554
225,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/25	215,368
170,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/26	159,746
		McHenry County Conservation District, GO:
65,000	AA+	5.000% due 2/1/24	75,112
175,000	AA+	5.000% due 2/1/27	209,276
70,000	AA	Regional Transportation Authority, Revenue Bonds, Series A, 5.000% due 7/1/21	72,434
		State of Illinois, GO:
345,000	AA	AGM, 5.000% due 1/1/21	346,021
120,000	BBB-	5.000% due 11/1/20	120,703
80,000	BBB-	5.000% due 3/1/21	81,370
45,000	BBB-	5.000% due 8/1/21	46,395
225,000	BBB-	5.000% due 1/1/22	235,118
145,000	BBB-	5.000% due 3/1/22	152,309
190,000	BBB-	5.000% due 8/1/22	201,791
45,000	BBB-	5.000% due 2/1/23	48,077
220,000	BBB-	5.000% due 4/1/23	235,941
100,000	BBB-	5.000% due 8/1/23	107,859
225,000	BBB-	5.000% due 6/1/25	250,389
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$65,000	BBB-	5.000% due 2/1/26	$70,176
3,005,000	BBB-	5.000% due 6/1/26	3,388,979
270,000	BBB-	5.000% due 2/1/27	302,280
180,000	BBB-	5.000% due 2/1/28	203,386
60,000	BBB-	5.000% due 4/1/28	64,483
25,000	BBB-	5.000% due 5/1/28	26,901
165,000	BBB-	5.000% due 2/1/29	185,397
305,000	BBB-	5.250% due 2/1/31	327,723
70,000	BBB-	5.000% due 5/1/32	74,444
190,000	BBB-	5.000% due 5/1/33	201,522
115,000	BBB-	5.500% due 7/1/38	121,514
65,000	BBB-	Series A, 4.000% due 1/1/23	66,645
105,000	BBB-	Series A, 5.000% due 1/1/33	107,706
365,000	BBB-	Series B, 5.000% due 9/1/21	377,341
360,000	BBB-	Series B, 5.000% due 9/1/22	382,939
365,000	BBB-	Series B, 5.000% due 9/1/23	394,156
365,000	BBB-	Series B, 5.000% due 9/1/24	400,982
1,500,000	BBB-	Series B, 5.000% due 10/1/26	1,698,450
620,000	BBB-	Series D, 5.000% due 11/1/23	665,086
405,000	BBB-	Series D, 5.000% due 11/1/25	448,367
390,000	BBB-	Series D, 5.000% due 11/1/26	436,141
		University of Illinois, Revenue Bonds:
115,000	A-	6.250% due 10/1/38	128,134
115,000	A-	6.000% due 10/1/42	126,746
		Will County Community Unit School District No 365 Valley View, GO:
2,420,000	Aa2(a)	Series A, 5.000% due 11/1/25	2,940,663
165,000	AA	Series B, AGM, zero coupon, due 11/1/26	155,364
200,000	AA	Will County School District No 86 Joliet, GO, AGM-Insured, zero coupon, due 11/1/21	198,836
		Total Illinois	41,950,663
Indiana – 2.6%
		City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds:
315,000	A+	Series A, 5.000% due 10/1/24	370,494
340,000	A+	Series A, 5.000% due 10/1/25	412,770
240,000	AA	Series B, AGM, 5.000% due 10/1/20	240,900
160,000	AA	Series B, AGM, 5.000% due 10/1/21	168,016
		City of Whiting IN, Revenue Bonds:
415,000	A-	5.250% due 1/1/21	421,835
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Indiana – (continued)
$370,000	A-	5.000% due 12/1/44(b)(c)	$452,843
1,020,000	A-	5.000% due 11/1/45(b)(c)	1,115,176
300,000	A-	County of St Joseph IN, Revenue Bonds, 4.000% due 4/1/38	326,880
		Indiana Finance Authority, Revenue Bonds:
30,000	AA-	5.000% due 3/1/22	32,128
90,000	AA-	5.000% due 8/15/25	100,841
30,000	AA-	5.000% due 9/1/25	35,993
30,000	AA-	5.000% due 9/1/26	36,901
15,000	AA-	5.000% due 9/1/29	18,166
5,000,000	AAA	5.000% due 2/1/35	6,533,500
240,000	AA-	5.000% due 3/1/36	273,756
60,000	AA-	5.000% due 9/1/36	70,817
535,000	AA	1.650% due 12/1/42(b)	541,720
320,000	AA	2.250% due 12/1/58(b)	336,490
115,000	AA	Series A, 5.250% due 10/1/24	121,109
65,000	AA	Series A, 5.000% due 10/1/25	71,225
70,000	AA	Series A, 5.000% due 10/1/26	82,827
35,000	AA	Series A, 5.000% due 10/1/28	41,211
45,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/23(d)	48,192
30,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/30(d)	32,128
155,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/41(d)	165,996
		Indiana Health Facility Financing Authority, Revenue Bonds:
1,000,000	AA+	Series A2, 2.000% due 11/15/36(b)	1,034,840
7,500,000	AA+	Series E, 0.080% due 11/15/39(b)	7,500,000
295,000	Aaa(a)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	324,609
		Indiana Municipal Power Agency, Revenue Bonds:
20,000	A+	Series A, 5.000% due 1/1/24	21,722
20,000	A+	Series A, 5.000% due 1/1/25	21,718
55,000	A+	Series A, 5.000% due 1/1/26	59,705
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(d)	10,877
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/25(d)	10,877
25,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/26(d)	27,191
515,000	AAA	Indiana University, Revenue Bonds, Series W-1, 5.000% due 8/1/26	610,620
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Indiana – (continued)
$255,000	A1(a)	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, 5.000% due 1/1/25(c)	$295,996
		Lake Central Multi-District School Building Corp., Revenue Bonds:
40,000	AA+	Series B, 4.000% due 1/15/22	42,010
30,000	AA+	Series B, 5.000% due 7/15/22	32,609
80,000	AA+	Series B, 5.000% due 7/15/23	88,742
120,000	AA+	Series B, 5.000% due 7/15/24	133,022
125,000	AA+	Series B, 5.000% due 7/15/25	138,503
		Total Indiana	22,404,955
Iowa – 1.4%
1,155,000	Aa1(a)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,354,134
		Iowa Finance Authority, Revenue Bonds:
3,840,000	AAA	5.000% due 8/1/31	4,884,672
90,000	BBB(f)	Series A, 5.000% due 5/15/43	95,512
105,000	BBB(f)	Series A, 5.000% due 5/15/48	110,924
5,000,000	A3(a)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	6,099,300
		Total Iowa	12,544,542
Kansas – 0.1%
1,000,000	Aa2(a)	Geary County Unified School District No 475, GO, Series B, 5.000% due 9/1/20	1,000,000
		Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds:
130,000	A	Series A, 5.000% due 9/1/24	142,267
30,000	A	Series A, 5.000% due 9/1/30	35,875
35,000	A	Series A, 5.000% due 9/1/32	41,541
30,000	A	Series B, 5.000% due 9/1/23	32,831
45,000	A	Series B, 5.000% due 9/1/24	49,246
		Total Kansas	1,301,760
Kentucky – 1.3%
		Kenton County Airport Board, Revenue Bonds:
25,000	A1(a)	5.000% due 1/1/25	29,471
15,000	A1(a)	5.000% due 1/1/26	18,179
45,000	A1(a)	5.000% due 1/1/29	53,541
50,000	A1(a)	5.000% due 1/1/30	59,223
5,000,000	A1(a)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 4.000% due 1/1/49(b)	5,617,000
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A-	5.000% due 4/1/27	197,846
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Kentucky – (continued)
$145,000	A-	5.000% due 5/1/28	$183,044
15,000	A-	5.000% due 5/1/29	18,800
40,000	AA	5.000% due 5/1/31	50,534
110,000	A-	Series A, 5.000% due 10/1/27	122,216
165,000	A-	Series A, 5.000% due 2/1/29	195,306
170,000	A-	Series A, 5.000% due 2/1/30	200,206
65,000	A-	Series A, 5.000% due 2/1/32	75,847
80,000	A-	Series A, 5.000% due 2/1/33	92,964
325,000	A-	Series B, 5.000% due 11/1/26	398,190
1,445,000	A-	Series B, 5.000% due 11/1/27	1,758,926
55,000	A1(a)	Series D, 5.000% due 5/1/21	56,724
35,000	A1(a)	Series D, 5.000% due 5/1/26	42,388
30,000	A1(a)	Series D, 5.000% due 5/1/27	37,167
30,000	A1(a)	Series D, 5.000% due 5/1/28	36,890
		Louisville/Jefferson County Metropolitan Government, Revenue Bonds:
200,000	A	5.000% due 10/1/47(b)	242,296
525,000	A	Series A, 5.000% due 10/1/29	632,258
95,000	A	Series A, 5.000% due 10/1/32	112,811
70,000	A	Series A, 5.500% due 10/1/33	78,273
185,000	A	Series A, 5.750% due 10/1/38	206,728
100,000	BBB+	Series Prerefunded 6/1/22 @ 100, 5.000% due 12/1/28(d)	108,184
335,000	BBB+	Series Prerefunded 6/1/22 @ 100, 5.000% due 12/1/29(d)	362,416
355,000	A+	University of Louisville, Revenue Bonds, Series C, 3.000% due 9/1/21	364,141
		Total Kentucky	11,351,569
Louisiana – 0.3%
90,000	AA-	City of New Orleans LA, GO, 5.000% due 12/1/20	91,053
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 5.000% due 10/1/26	1,859,955
		Louisiana Public Facilities Authority, Revenue Bonds:
40,000	A	Series A, 5.000% due 12/15/22	44,162
85,000	A	Series A, 5.000% due 12/15/23	97,593
		New Orleans Aviation Board, Revenue Bonds:
70,000	A	Series B, 5.000% due 1/1/24(c)	78,942
85,000	A	Series B, 5.000% due 1/1/25(c)	98,782
65,000	A	Series B, 5.000% due 1/1/27(c)	75,122
10,000	A	Series B, 5.000% due 1/1/29(c)	11,984
20,000	A	Series B, 5.000% due 1/1/31(c)	23,705
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Louisiana – (continued)
$20,000	A	Series B, 5.000% due 1/1/36(c)	$23,271
15,000	A	Series B, 5.000% due 1/1/37(c)	17,403
20,000	A	Series D2, 5.000% due 1/1/26(c)	23,837
15,000	A	Series D2, 5.000% due 1/1/29(c)	17,976
20,000	A	Series D2, 5.000% due 1/1/30(c)	23,830
45,000	A	Series D2, 5.000% due 1/1/32(c)	53,085
35,000	A	Series D2, 5.000% due 1/1/35(c)	40,855
15,000	A	Series D2, 5.000% due 1/1/38(c)	17,362
		Total Louisiana	2,598,917
Maine – 0.3%
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,688,575
		Maine Turnpike Authority, Revenue Bonds:
65,000	AA-	5.000% due 7/1/25	78,770
60,000	AA-	5.000% due 7/1/27	72,234
		Total Maine	2,839,579
Maryland – 4.1%
		City of Baltimore MD, Revenue Bonds:
105,000	AA	Series C, 5.000% due 7/1/28	132,113
195,000	AA	Series C, 5.000% due 7/1/31	242,436
200,000	AA	Series C, 5.000% due 7/1/33	246,324
170,000	AA-	Series D, 5.000% due 7/1/33	207,058
4,325,000	AAA	County of Harford MD, GO, Series B, 5.000% due 7/1/26	5,472,552
2,500,000	AAA	County of Howard MD, GO, Series D, 5.000% due 2/15/30	3,267,050
		County of Prince George’s MD, GO:
3,595,000	AAA	Series A, 5.000% due 7/15/22	3,920,383
5,805,000	AAA	Series A, 5.000% due 7/15/29	7,704,106
2,065,000	AAA	Series C, Prerefunded 8/1/23 @ 100, 4.000% due 8/1/26(d)	2,290,952
		Maryland Community Development Administration, Revenue Bonds:
385,000	Aa1(a)	Series B, 4.000% due 9/1/49	429,406
320,000	Aa1(a)	Series C, 5.000% due 9/1/28	411,482
310,000	Aa1(a)	Series C, 3.500% due 3/1/50	341,840
		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds:
65,000	BBB+	Series A, 5.000% due 7/1/33	74,330
50,000	BBB+	Series A, 5.000% due 7/1/34	57,054
20,000	BBB+	Series A, 5.000% due 7/1/35	22,758
50,000	BBB+	Series A, 5.000% due 7/1/36	56,729
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Maryland – (continued)
$155,000	BBB+	Series A, 4.000% due 7/1/42	$164,219
35,000	A	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/24(d)	38,035
30,000	A	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(d)	32,601
300,000	AA-	Maryland State Transportation Authority, Revenue Bonds, 5.000% due 7/1/34	403,020
		State of Maryland, GO:
3,000,000	AAA	5.000% due 8/1/33	4,087,140
2,000,000	AAA	Series A, 5.000% due 8/1/31	2,689,040
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	3,363,120
		Total Maryland	35,653,748
Massachusetts – 1.4%
		Commonwealth of Massachusetts, GO:
90,000	AA	Series B, 5.000% due 7/1/22	97,976
520,000	AA	Series C, 5.000% due 4/1/23	583,913
45,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.000% due 7/1/45	52,502
		Massachusetts Development Finance Agency, Revenue Bonds:
45,000	AA-	5.000% due 7/1/23	50,483
115,000	AA-	5.000% due 7/1/24	133,755
50,000	A	5.000% due 7/1/30	63,991
235,000	A	5.000% due 7/1/31	298,960
500,000	Baa2(a)	5.000% due 7/1/34	594,445
65,000	AAA	Series A, 5.000% due 7/15/22	70,922
145,000	NR	Series A, Prerefunded 11/15/23 @ 100, 6.250% due 11/15/28(d)(g)	165,744
500,000	AA+	Series N, 1.450% due 7/1/41(b)	501,935
5,000,000	WR(a)	Series Prerefunded 9/1/20 @ 100, 5.000% due 9/1/45(d)	5,000,000
105,000	AA-	Series S, 5.000% due 7/1/30	132,155
585,000	A+	Series S-1, 5.000% due 10/1/24	683,672
335,000	AA-	Series S4, 5.000% due 7/1/38(b)	386,747
1,170,000	AA	Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A, 5.000% due 1/1/39(b)	1,290,311
2,500,000	AA-	University of Massachusetts Building Authority, Revenue Bonds, Series 1, 4.000% due 11/1/43	2,641,050
		Total Massachusetts	12,748,561
Michigan – 1.6%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series G, AGM-Insured, 0.798% (3-Month USD-LIBOR) due 7/1/32(b)	156,419
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan – (continued)
$85,000	Aa1(a)	Clarkston Community Schools, GO, 5.000% due 5/1/22	$91,610
1,000,000	AA	Detroit City School District, GO, Series A, AGM-Insured, 5.250% due 5/1/30	1,359,120
155,000	AA	Detroit Downtown Development Authority, Series A, AGM-Insured, 5.000% due 7/1/37	174,876
		Grand Rapids Public Schools, GO, AGM:
40,000	AA	5.000% due 5/1/27	51,083
55,000	AA	5.000% due 5/1/29	69,270
100,000	AA	5.000% due 5/1/30	122,029
145,000	AA	5.000% due 5/1/31	176,407
20,000	AA	5.000% due 5/1/32	24,295
90,000	AA	5.000% due 5/1/33	109,108
		Kalamazoo Hospital Finance Authority, Revenue Bonds:
100,000	A2(a)	5.000% due 5/15/27	120,972
75,000	A2(a)	5.000% due 5/15/28	90,321
100,000	AAA	Kent County Building Authority, Revenue Bonds, 5.500% due 6/1/22	109,276
		Kent Hospital Finance Authority, Revenue Bonds:
30,000	AA	Series A, 5.000% due 11/15/20	30,267
20,000	AA	Series A, 5.000% due 11/15/21	21,050
		Michigan Finance Authority, Revenue Bonds:
310,000	AA	AGM, 5.000% due 7/1/22	336,877
1,250,000	Aa3(a)	5.000% due 11/1/23	1,428,513
45,000	AA-	5.000% due 12/1/23	51,261
750,000	Aa3(a)	5.000% due 11/1/24	889,665
50,000	AA-	5.000% due 12/1/24	58,925
85,000	AA-	5.000% due 12/1/25	103,133
40,000	AA-	5.000% due 12/1/26	49,732
10,000	AA-	5.000% due 7/1/27	11,929
35,000	AA-	5.000% due 12/1/27	44,519
160,000	A+	5.000% due 8/15/28	177,338
60,000	AA-	5.000% due 12/1/28	75,991
30,000	AA-	5.000% due 7/1/29	35,676
60,000	A+	5.000% due 8/15/29	66,348
35,000	AA-	5.000% due 7/1/31	41,242
30,000	AA-	5.000% due 7/1/32	35,196
315,000	A	5.000% due 11/15/32	375,609
25,000	AA-	5.000% due 7/1/33	29,215
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan – (continued)
$205,000	A	5.000% due 11/15/36	$218,719
45,000	A	5.000% due 11/15/42	47,778
735,000	AA-	5.000% due 12/1/44(b)	870,821
45,000	WR(a)	Series A, 5.000% due 6/1/21	46,605
65,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/27(d)	70,379
140,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/39(d)	151,586
		Michigan State Building Authority, Revenue Bonds:
495,000	AA-	Series I, 5.000% due 10/15/34	603,860
80,000	AA-	Series I, 5.000% due 4/15/35	97,436
		Michigan State Hospital Finance Authority, Revenue Bonds:
700,000	AA-	Series C, 5.000% due 12/1/20	707,805
45,000	AA-	Series C, 5.000% due 12/1/24	53,033
40,000	AA-	Series C, 5.000% due 12/1/25	48,533
60,000	AA-	Series C, 5.000% due 12/1/26	74,597
40,000	AA-	Series C, 5.000% due 12/1/27	50,879
60,000	AA-	Series C, 5.000% due 12/1/28	75,991
180,000	AA+	Series C, 2.400% due 11/15/47(b)	188,379
710,000	AA+	Series F5, 4.000% due 11/15/47(b)	800,717
		Michigan Strategic Fund, Revenue Bonds:
290,000	A	1.450% due 8/1/29(b)	291,406
35,000	A	1.450% due 9/1/30(b)	35,170
500,000	A	1.800% due 10/1/49(b)(c)	518,775
		Portage Public Schools, GO:
35,000	AA-	5.000% due 11/1/27	42,905
90,000	AA-	5.000% due 11/1/29	109,993
		Royal Oak Hospital Finance Authority, Revenue Bonds:
30,000	A+	5.000% due 9/1/22	32,642
60,000	A+	5.000% due 9/1/24	68,821
95,000	AA	State of Michigan, Revenue Bonds, 5.000% due 3/15/27	120,352
280,000	AA+	State of Michigan Trunk Line Revenue, Revenue Bonds, AGM-Insured, 5.500% due 11/1/20	282,464
		Warren Consolidated Schools, GO:
130,000	AA	5.000% due 5/1/30	158,799
140,000	AA	5.000% due 5/1/31	170,324
145,000	AA	5.000% due 5/1/32	175,608
		Wayne County Airport Authority, Revenue Bonds:
5,000	A-	Series A, 5.000% due 12/1/29	6,233
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan – (continued)
$10,000	A-	Series A, 5.000% due 12/1/30	$12,391
10,000	A-	Series A, 5.000% due 12/1/31	12,326
15,000	A-	Series A, 5.000% due 12/1/36	18,140
620,000	A-	Series B, 5.000% due 12/1/29(c)	759,444
15,000	A-	Series B, 5.000% due 12/1/30(c)	18,253
15,000	A-	Series B, 5.000% due 12/1/31(c)	18,158
10,000	A-	Series B, 5.000% due 12/1/33(c)	11,984
25,000	A-	Series B, 5.000% due 12/1/36(c)	29,674
60,000	A-	Series C, 5.000% due 12/1/22	65,699
65,000	A-	Series C, 5.000% due 12/1/23	73,796
70,000	A-	Series C, 5.000% due 12/1/24	82,175
70,000	A-	Series C, 5.000% due 12/1/25	84,573
45,000	A-	Series C, 5.000% due 12/1/26	55,671
45,000	A-	Series C, 5.000% due 12/1/27	56,881
		Total Michigan	13,937,047
Minnesota – 1.9%
40,000	WD(f)	Housing & Redevelopment Authority of The City of St Paul Minnesota, Revenue Bonds, Series Prerefunded 11/15/25 @ 100, 5.000% due 11/15/40(d)	49,464
2,500,000	AAA	Metropolitan Council, GO, Series I, 3.000% due 3/1/27	2,587,875
		State of Minnesota, GO:
1,000,000	AAA	Series A, 5.000% due 8/1/32	1,339,950
5,000,000	AAA	Series A, 5.000% due 8/1/37	6,398,100
4,835,000	AAA	Series B, 5.000% due 8/1/27	6,295,025
		Total Minnesota	16,670,414
Mississippi – 0.3%
		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds:
225,000	A2(a)	5.000% due 1/1/30	292,264
435,000	A2(a)	5.000% due 1/1/34	551,310
170,000	A+	5.000% due 10/1/40(b)	205,738
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	204,747
1,250,000	AA	Series A, 5.000% due 10/1/34	1,572,125
		Total Mississippi	2,826,184
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Missouri – 0.4%
		Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
$30,000	A+	5.000% due 5/15/29	$36,003
30,000	A+	5.000% due 5/15/30	35,755
30,000	A+	5.000% due 5/15/31	35,606
85,000	A+	5.000% due 5/15/36	99,239
70,000	AA-	Series B, 5.000% due 2/1/30	83,638
80,000	AA-	Series B, 5.000% due 2/1/32	94,778
65,000	AA-	Series B, 5.000% due 2/1/36	75,903
20,000	AA-	Series B, 4.000% due 2/1/40	21,724
105,000	AA-	Series B, 5.000% due 2/1/45	120,581
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	3,107,850
85,000	AA+	Missouri Housing Development Commission, Revenue Bonds, 4.000% due 5/1/50	95,130
		Total Missouri	3,806,207
Montana – 0.1%
		Montana Board of Housing, Revenue Bonds:
95,000	AA+	Series A-1, 4.000% due 12/1/47(c)	100,625
40,000	AA+	Series B, 4.000% due 6/1/50	45,655
		Montana Facility Finance Authority, Revenue Bonds:
35,000	A+(f)	5.000% due 2/15/21	35,687
40,000	A+(f)	5.000% due 2/15/22	42,506
60,000	A+(f)	5.000% due 2/15/23	66,284
60,000	A+(f)	5.000% due 2/15/24	68,526
60,000	A+(f)	5.000% due 2/15/25	70,654
90,000	A+(f)	5.000% due 2/15/26	108,932
		Total Montana	538,869
Nebraska – 0.1%
		Nebraska Investment Finance Authority, Revenue Bonds:
230,000	AA+	Series B, 4.000% due 9/1/49(c)	253,968
265,000	AA+	Series E, 3.750% due 9/1/49(c)	287,445
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	138,873
125,000	A+	Series B, 5.000% due 1/1/34	149,280
155,000	A+	Series B, 5.000% due 1/1/36	184,213
		Total Nebraska	1,013,779
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Nevada – 0.8%
		City of Carson City NV, Revenue Bonds:
$20,000	A-	5.000% due 9/1/24	$22,895
15,000	A-	5.000% due 9/1/28	18,170
20,000	A-	5.000% due 9/1/30	23,935
20,000	A-	5.000% due 9/1/32	23,625
20,000	A-	5.000% due 9/1/34	23,417
		Clark County School District, GO:
75,000	A+	Series A, 5.000% due 6/15/21	77,614
65,000	A+	Series A, 5.000% due 6/15/23	72,607
170,000	A+	Series A, 5.000% due 6/15/25	202,167
1,000,000	A+	Series C, 5.000% due 6/15/23	1,117,030
280,000	A+	County of Clark Department of Aviation, Revenue Bonds, Series C, 5.000% due 7/1/21(c)	289,951
2,250,000	AA+	County of Clark NV, GO, Series A, 5.000% due 6/1/35	2,808,540
1,300,000	A+	County of Washoe NV, Revenue Bonds, 2.050% due 3/1/36(b)(c)	1,318,499
		Las Vegas Valley Water District, GO:
85,000	AA	Series A, 5.000% due 6/1/32	104,415
145,000	AA	Series A, 5.000% due 6/1/33	177,481
155,000	AA	Series A, 5.000% due 6/1/34	189,334
30,000	AA	Series B, 5.000% due 6/1/22	32,516
60,000	AA	Series B, 5.000% due 6/1/23	65,000
60,000	AA	Series B, 5.000% due 6/1/24	64,955
30,000	AA	Series B, 5.000% due 6/1/25	32,434
130,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	145,309
		State of Nevada, GO:
40,000	AA+	5.000% due 8/1/21	41,771
80,000	AA+	5.000% due 3/1/25	89,310
		Total Nevada	6,940,975
New Hampshire – 0.4%
1,535,000	BBB+	City of Manchester NH General Airport Revenue, Revenue Bonds, Series A, 5.000% due 1/1/21	1,558,240
740,000	A-	New Hampshire Business Finance Authority, Revenue Bonds, 2.150% due 7/1/27(b)(c)	759,588
		New Hampshire Health & Education Facilities Authority Act, Revenue Bonds:
40,000	BBB+	4.000% due 7/1/22	42,051
40,000	AA-	5.000% due 7/1/24	46,524
35,000	BBB+	5.000% due 7/1/26	37,123
135,000	A-	5.000% due 10/1/26	164,539
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Hampshire – (continued)
$145,000	A-	5.000% due 10/1/27	$175,892
60,000	A-	5.000% due 10/1/28	72,192
70,000	AA-	5.000% due 7/1/30	88,103
65,000	A	5.000% due 8/1/30	80,657
210,000	A-	5.000% due 10/1/30	249,041
25,000	A-	4.000% due 10/1/38	27,114
70,000	A2(a)	Series A, Prerefunded 10/1/22 @ 100, 5.000% due 10/1/43(d)	76,788
		New Hampshire State Turnpike System, Revenue Bonds:
65,000	AA-	Series B, 5.000% due 2/1/22	69,384
65,000	AA-	Series B, 5.000% due 2/1/23	69,293
50,000	AA-	Series B, 5.000% due 2/1/24	53,221
		Total New Hampshire	3,569,750
New Jersey – 2.3%
		Camden County Improvement Authority, Revenue Bonds:
60,000	BBB+	5.000% due 2/15/24	67,759
30,000	BBB+	5.000% due 2/15/25	33,822
		City of Bayonne NJ, GO:
45,000	AA	5.000% due 7/1/31	55,249
30,000	AA	5.000% due 7/1/32	36,661
30,000	AA	5.000% due 7/1/33	36,509
		New Jersey Economic Development Authority, Revenue Bonds:
40,000	BBB+	5.000% due 3/1/25	43,379
850,000	BBB+	5.000% due 11/1/34	1,010,063
1,000,000	BBB+	Series EEE, 5.000% due 6/15/30	1,194,730
220,000	BBB+	Series II, 5.000% due 3/1/21	225,291
270,000	BBB+	Series NN, 5.000% due 3/1/23	294,616
370,000	BBB+	Series NN, 5.000% due 3/1/24	402,749
580,000	BBB+	Series XX, 5.000% due 6/15/26	663,311
55,000	Baa1(a)	New Jersey Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	64,721
		New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
620,000	AA-	5.000% due 7/1/42(b)	743,194
625,000	AA-	5.000% due 7/1/45(b)	769,856
15,000	AA	Series A, 5.000% due 7/1/28	18,449
45,000	AA	Series A, 5.000% due 7/1/33	53,926
		New Jersey Higher Education Student Assistance Authority, Revenue Bonds:
40,000	AA	Series 1A, 5.000% due 12/1/22(c)	43,285
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Jersey – (continued)
$100,000	AA	Series 1A, 5.000% due 12/1/24(c)	$114,240
40,000	AA	Series 1B, 5.000% due 12/1/21(c)	41,920
165,000	Aa1(a)	Series A, 5.000% due 12/1/22	179,012
115,000	Aa1(a)	Series A, 5.000% due 12/1/23	128,908
65,000	Aa1(a)	Series A, 5.000% due 12/1/24	75,097
125,000	Aa1(a)	Series A, 5.000% due 12/1/25	148,204
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
5,000,000	A+	5.000% due 6/15/24	5,659,800
435,000	A+	5.000% due 6/15/27	512,125
1,320,000	BBB+	5.000% due 12/15/28	1,606,242
100,000	BBB+	4.000% due 12/15/39	107,563
200,000	BBB+	5.000% due 12/15/39	235,278
870,000	BBB+	Series A, zero coupon, due 12/15/27	721,717
195,000	BBB+	Series A, zero coupon, due 12/15/28	156,160
220,000	BBB+	Series A, 5.000% due 12/15/33	258,623
2,000,000	BBB+	Series A, 5.000% due 12/15/34	2,343,320
215,000	BBB+	Series AA, 5.000% due 6/15/23	229,046
345,000	BBB+	Series AA, 5.000% due 6/15/24	366,870
360,000	BBB+	Series AA, 5.000% due 6/15/25	403,708
215,000	BBB+	Series AA, 5.000% due 6/15/26	240,084
145,000	BBB+	Series AA, 5.000% due 6/15/29	152,720
		New Jersey Turnpike Authority, Revenue Bonds:
60,000	A+	Series C1, 0.449% (1-Month USD-LIBOR) due 1/1/21(b)	59,962
555,000	A+	Series C5, 0.569% (1-Month USD-LIBOR) due 1/1/28(b)	554,822
		Total New Jersey	20,052,991
New Mexico – 0.1%
490,000	AA	New Mexico Hospital Equipment Loan Council, Revenue Bonds, Series B, 5.000% due 8/1/49(b)	574,662
180,000	Aaa(a)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	199,903
		Total New Mexico	774,565
New York – 9.5%
		City of New York NY, GO:
190,000	AA	Series A, 5.000% due 8/1/22	207,182
5,880,000	AA	Series B1, 5.000% due 11/1/30	7,823,693
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,445,297
90,000	AA	Series C, 5.000% due 8/1/27	106,201
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
$5,000,000	AA	Series D1, 5.000% due 12/1/34	$6,280,700
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,206,340
2,825,000	AA+	Series F4, 0.080% due 6/1/44(b)	2,825,000
2,000,000	AA	Series H, 5.000% due 1/1/36	2,490,220
90,000	AA	Series J, 5.000% due 8/1/22	98,139
1,925,000	AA	County of Nassau NY, GO, Series A, AGM-Insured, 5.000% due 4/1/32	2,421,534
		Hudson Yards Infrastructure Corp., Revenue Bonds:
115,000	A+	Series A, 5.000% due 2/15/32	140,701
215,000	A+	Series A, 5.000% due 2/15/35	259,858
		Long Island Power Authority, Revenue Bonds:
60,000	A	Series B, 5.000% due 9/1/22	65,713
45,000	A	Series B, 5.000% due 9/1/23	51,358
40,000	A	Series B, 5.000% due 9/1/24	47,474
1,020,000	A	Series B, 1.650% due 9/1/49(b)	1,051,630
		Metropolitan Transportation Authority, Revenue Bonds:
245,000	BBB+	5.000% due 11/15/29	269,573
300,000	BBB+	5.000% due 11/15/31	333,777
125,000	BBB+	Series A1, 5.000% due 11/15/35	133,784
145,000	BBB+	Series A1, 5.000% due 11/15/36	155,179
270,000	BBB+	Series B, 5.000% due 11/15/30	295,099
290,000	BBB+	Series C1, 5.000% due 11/15/27	320,691
685,000	BBB+	Series C1, 5.000% due 11/15/28	743,019
290,000	BBB+	Series C2, zero coupon, due 11/15/33	178,498
415,000	BBB+	Series D1, 5.000% due 11/15/30	442,822
		MTA Hudson Rail Yards Trust Obligations, Revenue Bonds:
370,000	A2(a)	Series A, 5.000% due 11/15/51	388,596
860,000	A2(a)	Series A, 5.000% due 11/15/56	955,469
3,000,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/29	3,786,330
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
2,500,000	AAA	5.000% due 11/1/30	3,386,850
2,500,000	AAA	4.000% due 11/1/40	2,880,775
2,500,000	AAA	0.020% due 8/1/45(b)	2,500,000
160,000	AAA	Series A, 5.000% due 11/1/21	168,787
145,000	AAA	Series B, 4.000% due 2/1/21	147,236
100,000	AAA	Series B, 5.000% due 2/1/21	101,955
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
$275,000	AAA	Series C2, 5.000% due 5/1/32	$347,399
		New York City Water & Sewer System, Revenue Bonds:
1,725,000	AA+	5.000% due 6/15/23	1,954,028
4,285,000	AA+	0.020% due 6/15/50(b)	4,285,000
5,000,000	AA+	Series AA, 5.000% due 6/15/32	5,184,750
		New York State Dormitory Authority, Revenue Bonds:
385,000	AA	5.000% due 5/15/23	412,300
2,000,000	AA-	2.000% due 7/1/33	2,045,580
750,000	A-	5.000% due 5/1/48(b)	839,184
4,000,000	Aa1(a)	Series A, 5.250% due 3/15/38	5,052,080
2,150,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series A, 5.000% due 6/15/33	2,780,036
60,000	AA+	New York State Thruway Authority Highway & Bridge Trust Fund, Revenue Bonds, Series A1, 5.000% due 4/1/21	61,681
		New York State Urban Development Corp., Revenue Bonds:
285,000	AA+	Series A, 5.000% due 3/15/22	295,415
80,000	AA+	Series A, 5.000% due 3/15/32	98,281
175,000	AA-	Onondaga Civic Development Corp., Revenue Bonds, Series A, 5.000% due 12/1/33	233,314
5,000,000	A+	Port Authority of New York & New Jersey, Revenue Bonds, Series 207, 5.000% due 9/15/24(c)	5,859,000
400,000	AA+	Sales Tax Asset Receivable Corp., Revenue Bonds, Series A, 4.000% due 10/15/32	440,128
3,775,000	AA+	State of New York, GO, Series A, Prerefunded 2/15/21 @ 100, 5.000% due 2/15/41(d)	3,858,012
90,000	Aa1(a)	State of New York Mortgage Agency, Revenue Bonds, Series 211, 3.500% due 10/1/32(c)	98,078
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
4,000,000	AA-	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/26(d)	4,256,080
85,000	AA-	Series B, 5.000% due 11/15/23	96,816
115,000	AA-	Series B, 5.000% due 11/15/24	131,301
		Total New York	83,037,943
North Carolina – 1.3%
		County of New Hanover NC, Revenue Bonds:
25,000	A+	5.000% due 10/1/27	31,547
205,000	A+	5.000% due 10/1/47	241,699
655,000	A	North Carolina Medical Care Commission, Revenue Bonds, 2.200% due 12/1/48(b)	664,248
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
North Carolina – (continued)
$105,000	Aa3(a)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(c)	$134,950
		State of North Carolina, Revenue Bonds:
330,000	AA	5.000% due 3/1/22	353,206
290,000	AA	5.000% due 3/1/23	323,591
10,000,000	AAA	University of North Carolina at Chapel Hill, Revenue Bonds, Series B, 0.454% (1-Month USD-LIBOR) due 12/1/34(b)	9,998,800
		Total North Carolina	11,748,041
Ohio – 0.8%
		American Municipal Power Inc., Revenue Bonds:
45,000	A	5.000% due 2/15/21	45,969
60,000	A	5.000% due 2/15/22	64,076
40,000	A	5.000% due 2/15/42	42,239
800,000	A	Series A, 2.300% due 2/15/38(b)	810,864
65,000	A	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(d)	69,425
60,000	A	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/24(d)	64,085
		City of Cleveland OH Airport System Revenue, Revenue Bonds:
30,000	AA	Series A, AGM, 5.000% due 1/1/26	34,823
45,000	AA	Series A, AGM, 5.000% due 1/1/28	51,966
65,000	AA	Series A, AGM, 5.000% due 1/1/29	74,855
60,000	AA	Series A, AGM, 5.000% due 1/1/30	68,879
		Cleveland Department of Public Utilities Division of Water, Revenue Bonds:
35,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/26(d)	37,231
45,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/27(d)	47,869
55,000	AA	Columbus City School District, GO, 5.000% due 12/1/32	67,424
		County of Allen OH Hospital Facilities Revenue, Revenue Bonds:
125,000	A+	5.000% due 12/1/29	166,206
125,000	A+	5.000% due 12/1/30	165,794
80,000	A+	Series B, 5.000% due 8/1/47(b)	85,482
		County of Franklin OH, Revenue Bonds:
60,000	Aa2(a)	5.000% due 11/1/25	72,943
60,000	Aa2(a)	5.000% due 11/1/26	74,682
140,000	A-	County of Hamilton OH, Revenue Bonds, 5.250% due 6/1/26	149,818
135,000	BBB	County of Lucas OH, Revenue Bonds, Series A, Prerefunded 11/15/21 @ 100, 6.500% due 11/15/37(d)	145,057
465,000	A3(a)	County of Scioto OH, Revenue Bonds, 5.000% due 2/15/29	532,210
285,000	Aa3(a)	Miami University, Revenue Bonds, Series A, 5.000% due 9/1/30	385,927
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Ohio – (continued)
$60,000	Aaa(a)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	$68,318
1,000,000	AA	Ohio State University, Revenue Bonds, 5.000% due 12/1/30	1,396,280
2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 0.070% due 12/1/36(b)	2,000,000
		State of Ohio, Revenue Bonds:
75,000	AA	5.000% due 1/1/27	94,495
145,000	AA	5.000% due 1/1/29	185,633
90,000	A	4.000% due 1/15/50	100,938
		Total Ohio	7,103,488
Oklahoma – 0.1%
560,000	AA-	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26	699,160
		Grand River Dam Authority, Revenue Bonds:
35,000	AA-	Series A, 5.000% due 6/1/27	40,727
45,000	AA-	Series A, 5.000% due 6/1/28	52,200
90,000	WR(a)	Oklahoma Development Finance Authority, Revenue Bonds, Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(d)	96,196
		Oklahoma Municipal Power Authority, Revenue Bonds:
50,000	A	Series A, 5.000% due 1/1/26	59,468
175,000	A	Series A, 5.000% due 1/1/27	207,181
60,000	A	Series A, 5.000% due 1/1/28	70,801
45,000	A	Series A, 5.000% due 1/1/29	52,939
60,000	A	Series B, 5.000% due 1/1/27	71,033
		Total Oklahoma	1,349,705
Oregon – 1.0%
85,000	Aa1(a)	Hillsboro School District No 1J, GO, 5.000% due 6/15/30	108,294
3,800,000	A+	Oregon State Business Development Commission, Revenue Bonds, Series 232, 2.400% due 12/1/40(b)	3,997,144
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	AA-	5.000% due 7/1/28(c)	376,854
165,000	AA-	5.000% due 7/1/29	208,265
205,000	AA-	5.000% due 7/1/32(c)	241,988
2,675,000	AA+	Salem-Keizer School District No 24J, GO, 5.000% due 6/15/32	3,469,555
		Total Oregon	8,402,100
Pennsylvania – 1.5%
		City of Philadelphia PA, GO:
550,000	A	Series A, 5.000% due 8/1/22	595,760
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania – (continued)
$1,000,000	A	Series B, 5.000% due 2/1/24	$1,145,290
85,000	A	Series B, 5.000% due 8/1/27	102,321
300,000	A	Series B, 5.000% due 8/1/29	359,529
320,000	A	Series B, 5.000% due 8/1/30	382,477
335,000	A	Series B, 5.000% due 8/1/31	399,337
		City of Philadelphia PA Airport Revenue, Revenue Bonds:
155,000	A	Series B, 5.000% due 7/1/22(c)	167,307
50,000	A	Series B, 5.000% due 7/1/30(c)	60,130
70,000	A	Series B, 5.000% due 7/1/31(c)	83,780
		Commonwealth Financing Authority, Revenue Bonds:
1,010,000	A	Series A, 5.000% due 6/1/28	1,304,435
500,000	A	Series B, 5.000% due 6/1/25	600,385
		Commonwealth of Pennsylvania, GO:
60,000	A+	5.000% due 7/1/21	62,363
1,200,000	A+	5.000% due 1/1/24	1,384,164
290,000	A+	5.000% due 10/15/27	331,139
810,000	A+	5.000% due 9/15/29	1,008,029
		General Authority of Southcentral Pennsylvania, Revenue Bonds:
190,000	Aa3(a)	5.000% due 6/1/38	237,975
310,000	Aa3(a)	5.000% due 6/1/39	387,168
1,000,000	A	Lehigh County Industrial Development Authority, Revenue Bonds, Series A, 1.800% due 9/1/29(b)	1,012,280
		Montgomery County Higher Education & Health Authority, Revenue Bonds:
325,000	A	5.000% due 9/1/33	406,672
115,000	A	Series A, AMBAC, 6.000% due 6/1/22	124,416
1,000,000	A+	Northampton County General Purpose Authority, Revenue Bonds, 5.000% due 11/1/27	1,269,650
		Pennsylvania Economic Development Financing Authority, Revenue Bonds:
90,000	A	5.000% due 3/1/21	91,986
60,000	A	5.000% due 3/1/22	63,985
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
35,000	AA	Series A, 5.000% due 8/15/27	44,712
35,000	AA	Series A, 5.000% due 8/15/28	44,299
60,000	AA	Series A, 5.000% due 8/15/30	75,157
		Pennsylvania Turnpike Commission, Revenue Bonds:
15,000	A1(a)	Series A1, 5.000% due 12/1/22	16,489
15,000	A1(a)	Series A1, 5.000% due 12/1/23	17,129
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania – (continued)
$45,000	A1(a)	Series A1, 5.000% due 12/1/29	$56,872
30,000	A1(a)	Series A1, 5.000% due 12/1/34	36,830
35,000	A	Series A2, 5.000% due 12/1/28	42,415
35,000	A	Series A2, 5.000% due 12/1/33	43,181
250,000	A-	Philadelphia Authority for Industrial Development, Revenue Bonds, 4.000% due 11/1/21	259,337
		Philadelphia Gas Works Co., Revenue Bonds:
30,000	A	5.000% due 8/1/23	33,254
20,000	A	5.000% due 8/1/24	22,871
25,000	A	5.000% due 8/1/25	29,381
30,000	AA	Pittsburgh School District, GO, Series A, 5.000% due 9/1/20	30,000
250,000	AA	Pittsburgh Water & Sewer Authority, Revenue Bonds, Series A, AGM-Insured, 5.000% due 9/1/44	312,870
		School District of Philadelphia, GO:
405,000	A2(a)	Series C, 5.000% due 9/1/20	405,000
175,000	A2(a)	Series C, 5.000% due 9/1/21	175,000
40,000	A2(a)	State Public School Building Authority, Revenue Bonds, 5.000% due 6/1/26	47,332
		Total Pennsylvania	13,272,707
Rhode Island – 0.5%
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
240,000	AA	AGM, 5.000% due 5/15/25	287,045
2,000,000	AA+	Series A, 5.000% due 9/1/29	2,555,300
155,000	AA+	Rhode Island Housing & Mortgage Finance Corp./RI, Revenue Bonds, Series 70, 4.000% due 10/1/49	172,559
		Rhode Island Student Loan Authority, Revenue Bonds:
1,125,000	AA	Series A, 5.000% due 12/1/26(c)	1,312,470
90,000	AA	Series A, 3.500% due 12/1/34(c)	92,065
		Tobacco Settlement Financing Corp., Revenue Bonds:
55,000	BBB	Series A, 5.000% due 6/1/27	63,276
70,000	BBB	Series A, 5.000% due 6/1/28	80,354
		Total Rhode Island	4,563,069
South Carolina – 2.0%
		Beaufort-Jasper Water & Sewer Authority, Revenue Bonds:
30,000	AA+	Series B, 5.000% due 3/1/22	32,170
30,000	AA+	Series B, 5.000% due 3/1/24	34,937
30,000	AA+	Series B, 5.000% due 3/1/25	36,229
2,500,000	AAA	County of Charleston SC, GO, Series C, 5.000% due 11/1/27	3,280,750
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
South Carolina – (continued)
$8,000,000	Aa2(a)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A, 4.000% due 10/1/48(b)	$8,868,720
		Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds:
115,000	A-	5.000% due 12/1/27	132,991
95,000	A-	5.000% due 12/1/29	109,053
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
65,000	A+	5.000% due 2/1/22	69,059
30,000	A+	5.000% due 2/1/24	34,326
50,000	A+	5.000% due 2/1/25	59,167
50,000	A+	5.000% due 2/1/26	60,756
		South Carolina Ports Authority, Revenue Bonds:
65,000	A+	5.000% due 7/1/28(c)	82,696
140,000	A+	5.000% due 7/1/30(c)	175,475
		South Carolina Public Service Authority, Revenue Bonds:
2,080,000	A	Series A, 5.000% due 12/1/49	2,307,074
515,000	A	Series A, 5.500% due 12/1/54	579,493
185,000	A	Series B, 5.000% due 12/1/35	221,504
275,000	A	Series B, 5.000% due 12/1/36	330,102
115,000	A	Series C, 5.000% due 12/1/25	135,150
115,000	A	Series C, 5.000% due 12/1/26	134,258
90,000	A	Series C, 5.000% due 12/1/27	104,903
105,000	A	Series C, 5.000% due 12/1/46	118,120
190,000	A	Series E, 5.500% due 12/1/53	210,974
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
220,000	Aaa(a)	Series A, 4.000% due 1/1/50	249,053
170,000	Aaa(a)	Series A, 4.000% due 7/1/50	193,911
50,000	Aa3(a)	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series A, 5.000% due 10/1/25	60,646
		Total South Carolina	17,621,517
South Dakota – 0.0%
		South Dakota Health & Educational Facilities Authority, Revenue Bonds:
30,000	AA-	5.000% due 7/1/23	33,700
15,000	AA-	5.000% due 7/1/24	17,415
10,000	AA-	5.000% due 7/1/27	12,547
50,000	AA-	5.000% due 7/1/33	60,452
40,000	AA-	5.000% due 7/1/35	48,085
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
South Dakota – (continued)
$35,000	A+	Series B, 5.000% due 11/1/24	$41,090
35,000	A+	Series B, 5.000% due 11/1/25	40,969
5,000	A+	Series B, 5.000% due 11/1/26	5,841
		Total South Dakota	260,099
Tennessee – 1.2%
1,585,000	AAA	City of Chattanooga TN, GO, Series A, 4.000% due 2/1/33	1,951,832
		Greeneville Health & Educational Facilities Board, Revenue Bonds:
30,000	A-	Series A, 5.000% due 7/1/29	37,345
35,000	A-	Series A, 5.000% due 7/1/30	43,316
		Knox County Health Educational & Housing Facility Board, Revenue Bonds:
35,000	BBB	5.000% due 9/1/22	37,529
30,000	BBB	5.000% due 4/1/24	33,790
30,000	BBB	5.000% due 9/1/24	34,204
40,000	BBB	5.000% due 4/1/25	46,309
6,240,000	Aa2(a)	Tennergy Corp., Revenue Bonds, Series A, 5.000% due 2/1/50(b)	7,301,736
		Tennessee Energy Acquisition Corp., Revenue Bonds:
675,000	A3(a)	4.000% due 11/1/49(b)	771,464
350,000	A3(a)	Series A, 4.000% due 5/1/48(b)	378,066
		Total Tennessee	10,635,591
Texas – 11.4%
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	2,364,373
40,000	AA-	Austin Community College District, Revenue Bonds, AMBAC-Insured, zero coupon, due 2/1/22	39,744
		Central Texas Regional Mobility Authority, Revenue Bonds:
70,000	A-	5.000% due 1/1/31	82,144
145,000	A-	5.000% due 1/1/32	169,548
95,000	A-	5.000% due 1/1/35	110,342
45,000	A-	5.000% due 1/1/36	52,173
35,000	A-	Series A, 5.000% due 1/1/31	40,577
30,000	A-	Series A, 5.000% due 1/1/32	34,666
60,000	A-	Series A, 5.000% due 1/1/34	69,131
160,000	A-	Series A, 5.000% due 1/1/40	182,555
90,000	AA	City of Arlington TX, Special Tax, Series C, 5.000% due 2/15/45	91,605
		City of Austin TX Airport System Revenue, Revenue Bonds:
165,000	A	5.000% due 11/15/26(c)	190,174
80,000	A	5.000% due 11/15/29(c)	91,710
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$45,000	AA	City of Austin TX Electric Utility Revenue, Revenue Bonds, Series A, 5.000% due 11/15/23	$49,662
		City of Dallas TX, GO:
130,000	AA-	5.000% due 2/15/23	138,388
170,000	AA-	5.000% due 2/15/24	196,928
2,060,000	AA-	5.000% due 2/15/25	2,468,642
3,000,000	AAA	City of Dallas TX Waterworks & Sewer System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/27	3,662,940
		City of Houston TX, GO:
2,000,000	AA	Series A, 5.000% due 3/1/22	2,143,760
60,000	Aa3(a)	Series A, 5.000% due 3/1/23	67,014
290,000	Aa3(a)	Series A, 5.000% due 3/1/24	336,620
120,000	Aa3(a)	Series A, 5.000% due 3/1/25	144,140
		City of Houston TX Airport System Revenue, Revenue Bonds:
350,000	A+	Series A, 5.000% due 7/1/23(c)	375,858
50,000	A1(a)	Series A, 5.000% due 7/1/26(c)	60,472
60,000	A1(a)	Series A, 5.000% due 7/1/27(c)	74,126
30,000	A1(a)	Series A, 5.000% due 7/1/28(c)	37,736
90,000	A1(a)	Series B, 5.000% due 7/1/28	114,964
360,000	A1(a)	Series B, 5.000% due 7/1/29	456,606
190,000	A1(a)	Series B, 5.000% due 7/1/30	239,421
1,500,000	A1(a)	Series D, 5.000% due 7/1/25	1,794,000
2,005,000	A1(a)	Series D, 5.000% due 7/1/26	2,457,809
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
250,000	Aa2(a)	Series B, 4.000% due 11/15/21	261,468
70,000	Aa2(a)	Series B, 5.000% due 11/15/33	86,456
75,000	AA	Series C, 5.000% due 5/15/28	87,349
355,000	Aa2(a)	Series C, 5.000% due 11/15/30	493,567
1,040,000	AAA	City of Irving TX, GO, 5.500% due 8/15/23	1,199,775
		City of San Antonio TX Airport System, Revenue Bonds:
500,000	A	Series A, 5.000% due 7/1/27(c)	612,600
480,000	A+	Series A, 5.000% due 7/1/28(c)	601,757
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
90,000	AA	5.250% due 2/1/25	109,223
45,000	AA	5.000% due 2/1/29	58,040
30,000	AA	5.000% due 2/1/30	38,495
45,000	AA	5.000% due 2/1/31	57,449
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$35,000	AA	5.000% due 2/1/33	$44,220
1,000,000	AA-	1.750% due 2/1/49(b)	1,043,680
1,500,000	AA-	Series 2019, 2.750% due 2/1/48(b)	1,574,970
205,000	AA-	Series B, 2.000% due 2/1/33(b)	207,399
		County of Harris TX, Revenue Bonds:
30,000	AA-	Series C, 5.000% due 8/15/24	32,674
110,000	AA-	Series C, 5.000% due 8/15/25	119,739
		County of Travis TX, GO:
85,000	AAA	Series A, 5.000% due 3/1/24	98,988
1,490,000	AAA	Series A, 5.000% due 3/1/38	1,924,052
2,215,000	AAA	County of Williamson TX, GO, 5.000% due 2/15/30	2,792,894
		Cypress-Fairbanks Independent School District, GO, PSF-GTD, :
145,000	AAA	5.000% due 2/15/22	155,114
145,000	AAA	5.000% due 2/15/23	161,881
725,000	AAA	5.000% due 2/15/24	842,015
620,000	AAA	5.000% due 2/15/25	746,945
105,000	AAA	5.000% due 2/15/27	129,154
1,975,000	AAA	4.000% due 2/15/32	2,298,505
210,000	AA+	Dallas Area Rapid Transit, Revenue Bonds, AMBAC-Insured, 5.250% due 12/1/29	288,655
185,000	A2(a)	Dallas County Utility & Reclamation District, GO, 5.000% due 2/15/24	212,994
		Dallas Independent School District, GO, PSF-GTD, :
45,000	AAA	5.000% due 2/15/36(b)	48,070
40,000	NR	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/36(b)(d)	42,754
20,000	Aaa(a)	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/36(d)	21,377
		Dallas/Fort Worth International Airport, Revenue Bonds:
85,000	A	Series B, 5.000% due 11/1/26(c)	92,245
35,000	A	Series B, 5.000% due 11/1/27(c)	37,944
80,000	A	Series B, 5.000% due 11/1/28(c)	86,657
155,000	A	Series B, 5.000% due 11/1/30(c)	167,516
330,000	A	Series B, 5.000% due 11/1/31(c)	356,129
420,000	A	Series B, 5.000% due 11/1/32(c)	452,508
290,000	A	Series B, 5.000% due 11/1/33(c)	312,057
70,000	A	Series B, 5.000% due 11/1/34(c)	75,278
1,500,000	A	Series E, 5.000% due 11/1/22(c)	1,636,320
85,000	AAA	Denton Independent School District, GO, PSF-GTD-Insured, zero coupon, due 8/15/25	82,966
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$155,000	AAA	Fort Bend Independent School District, GO, Series D, PSF-GTD-Insured, 1.500% due 8/1/42(b)	$156,497
		Fort Worth Independent School District, GO, PSF-GTD, :
80,000	AAA	5.000% due 2/15/22	85,580
105,000	AAA	5.000% due 2/15/26	130,810
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	192,019
125,000	AA+	Series A, 5.000% due 10/1/32	158,931
190,000	AA+	Series A, 5.000% due 10/1/33	240,508
145,000	AA+	Series A, 5.000% due 10/1/34	182,971
70,000	BBB	Series A, 5.125% due 10/1/43	72,809
940,000	WR(a)	Gregg County Health Facilities Development Corp., Revenue Bonds, Series C, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/42(d)	1,018,781
		Harris County Cultural Education Facilities Finance Corp., Revenue Bonds:
1,025,000	A+	5.000% due 6/1/24	1,186,612
590,000	A+	5.000% due 7/1/49(b)	675,208
5,000,000	AAA	Harris County Flood Control District, Revenue Bonds, Series A, Prerefunded 10/1/20 @ 100, 5.000% due 10/1/39(d)	5,019,350
		Irving Hospital Authority, Revenue Bonds:
15,000	A+	5.000% due 10/15/24	17,585
20,000	A+	5.000% due 10/15/26	24,511
15,000	A+	5.000% due 10/15/27	18,252
20,000	A+	5.000% due 10/15/29	24,043
30,000	A+	5.000% due 10/15/31	35,659
40,000	A+	5.000% due 10/15/35	46,920
30,000	A+	5.000% due 10/15/36	35,090
35,000	A+	5.000% due 10/15/39	40,682
45,000	A+	5.000% due 10/15/44	51,848
		Lamar Consolidated Independent School District, GO:
7,280,000	AAA	PSF-GTD, 5.000% due 2/15/31	9,135,599
7,050,000	AAA	PSF-GTD, 5.000% due 2/15/34	8,694,342
1,225,000	AA+	Lewisville Independent School District, GO, Series B, 5.000% due 8/15/28	1,491,009
		Love Field Airport Modernization Corp., Revenue Bonds:
40,000	A	5.000% due 11/1/30(c)	46,188
90,000	A	5.000% due 11/1/31(c)	103,541
		Lower Colorado River Authority, Revenue Bonds:
1,135,000	A	5.000% due 5/15/22	1,172,580
200,000	A	5.000% due 5/15/26	247,542
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$135,000	A	5.000% due 5/15/32	$171,913
70,000	A	5.000% due 5/15/34	88,409
70,000	A	5.000% due 5/15/36	87,774
195,000	A	Series B, 5.000% due 5/15/25	234,425
85,000	A	Series B, 5.000% due 5/15/27	102,054
85,000	A	Series B, 5.000% due 5/15/28	101,967
245,000	A	Series B, 5.000% due 5/15/29	292,900
25,000	A	Series D, 5.000% due 5/15/22	27,030
20,000	A	Series D, 5.000% due 5/15/23	22,422
35,000	A	Series D, 5.000% due 5/15/24	40,721
40,000	A	Series D, 5.000% due 5/15/26	48,149
		New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
60,000	Aa3(a)	Series A, 5.000% due 8/15/24	70,212
70,000	Aa3(a)	Series A, 5.000% due 8/15/25	84,591
45,000	Aa3(a)	Series A, 5.000% due 8/15/26	55,704
45,000	Aa3(a)	Series A, 5.000% due 8/15/27	57,174
70,000	Aa3(a)	Series A, 5.000% due 8/15/30	87,261
		Newark Higher Education Finance Corp., Revenue Bonds:
65,000	A3(a)	5.000% due 4/1/27	75,379
40,000	A3(a)	5.000% due 4/1/28	46,165
125,000	AAA	North East Independent School District, GO, Series B, PSF-GTD-Insured, 1.420% due 8/1/40(b)	125,485
		North Harris County Regional Water Authority, Revenue Bonds:
30,000	AA-	4.000% due 12/15/23	32,426
55,000	AA-	4.000% due 12/15/24	59,447
		North Texas Tollway Authority, Revenue Bonds:
50,000	A+	Series A, 5.000% due 1/1/23	55,339
145,000	A+	Series A, 5.000% due 1/1/24	166,140
35,000	A+	Series A, 5.000% due 1/1/30	42,276
40,000	A+	Series A, 5.000% due 1/1/33	48,626
200,000	A+	Series A, 5.000% due 1/1/39	234,590
1,615,000	WD(f)	Series A, Prerefunded 9/1/21 @ 100, 5.500% due 9/1/41(d)	1,700,401
30,000	WD(f)	Series A, Prerefunded 9/1/21 @ 100, 6.000% due 9/1/41(d)	31,730
185,000	A	Series B, 5.000% due 1/1/25	218,781
290,000	A+	Series B, 5.000% due 1/1/29	341,867
160,000	A+	Series B, 5.000% due 1/1/30	188,600
20,000	A	Series B, 5.000% due 1/1/31	23,899
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$85,000	A	Series B, 5.000% due 1/1/32	$103,089
685,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD-Insured, 2.750% due 8/1/48(b)	727,449
		Permanent University Fund – University of Texas System, Revenue Bonds:
50,000	Aaa(a)	Series B, 5.000% due 7/1/22	54,403
50,000	Aaa(a)	Series B, 5.000% due 7/1/29	61,675
50,000	AAA	Rockwall Independent School District, GO, PSF-GTD-Insured, zero coupon, due 2/15/25	48,340
1,195,000	Aaa(a)	San Antonio Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/1/28	1,487,978
		San Antonio Public Facilities Corp., Revenue Bonds:
140,000	AA+	5.000% due 9/15/23	152,496
215,000	AA+	5.000% due 9/15/24	234,053
270,000	AA+	5.000% due 9/15/25	293,698
		San Antonio Water System, Revenue Bonds:
175,000	NR	5.000% due 5/15/22	189,209
2,000,000	AA	Series A, 5.000% due 5/15/36	2,546,200
390,000	AA	Series B, 2.000% due 5/1/44(b)	402,168
5,000,000	AAA	Spring Branch Independent School District, GO, Series Prerefunded 2/1/21 @ 100, PSF-GTD-Insured, 5.000% due 2/1/41(d)	5,100,100
		State of Texas, GO:
360,000	AAA	4.000% due 8/1/21(c)	372,247
3,500,000	AAA	5.000% due 8/1/21	3,655,892
2,500,000	AAA	5.000% due 10/1/24	2,920,900
150,000	AAA	5.000% due 8/1/26(c)	177,722
200,000	AAA	5.500% due 8/1/26(c)	255,472
240,000	AAA	1.850% due 8/1/29(b)	240,218
615,000	AAA	2.250% due 8/1/29(b)	615,978
45,000	AAA	Series A, 5.000% due 8/1/21(c)	46,941
350,000	AAA	Series B, 5.000% due 8/1/25(c)	396,907
40,000	AAA	Series C, 5.000% due 8/1/21(c)	41,726
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
165,000	AA	5.000% due 2/15/25	196,286
30,000	AA-	5.000% due 8/15/25	33,623
45,000	AA-	5.000% due 8/15/26	50,212
45,000	AA-	5.000% due 8/15/28	49,959
110,000	AA-	5.000% due 8/15/33	121,484
60,000	AA	5.000% due 2/15/34	71,731
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$155,000	A	5.500% due 9/1/43	$170,041
400,000	A(f)	Series B, 5.000% due 11/15/40	449,288
165,000	AAA	Texas A&M University, Revenue Bonds, Series C, 5.000% due 5/15/23	186,123
		Texas Department of Housing & Community Affairs, Revenue Bonds:
413,670	Aaa(a)	2.950% due 7/1/36	447,909
430,000	AA+	Series A, 4.000% due 3/1/50	490,505
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	783,336
135,000	Aa2(a)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	169,965
		Texas Water Development Board, Revenue Bonds:
1,000,000	AAA	3.000% due 8/1/21	1,026,020
125,000	AAA	Series A, 5.000% due 4/15/22	134,781
180,000	AAA	Series A, 5.000% due 4/15/25	218,380
75,000	AAA	Series A, 5.000% due 10/15/25	92,511
125,000	AAA	Series A, 5.000% due 4/15/26	156,326
190,000	AAA	Series A, 5.000% due 4/15/29	246,698
505,000	AAA	Series A, 5.000% due 4/15/30	652,208
190,000	AA	University of Houston, Revenue Bonds, Series A, 5.000% due 2/15/30	230,031
		University of Texas System, Revenue Bonds:
90,000	AAA	Series B, 5.000% due 8/15/22	98,453
65,000	AAA	Series D, 5.000% due 8/15/21	68,007
70,000	AAA	Series D, 5.000% due 8/15/22	76,574
80,000	AAA	Series E, 5.000% due 8/15/22	87,514
90,000	AAA	Series J, 5.000% due 8/15/22	98,453
		Total Texas	99,830,310
Utah – 0.5%
		Salt Lake City Corp. Airport Revenue, Revenue Bonds:
35,000	A+	Series A, 5.000% due 7/1/26(c)	42,594
115,000	A+	Series A, 5.000% due 7/1/28(c)	141,897
155,000	A+	Series A, 5.000% due 7/1/30(c)	193,240
375,000	AAA	State of Utah, GO, Series B, 5.000% due 7/1/22	408,090
85,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Series A, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(d)	93,111
2,500,000	A+	Utah Transit Authority, Revenue Bonds, Series A, NPFG, 5.000% due 6/15/31	3,264,625
		Total Utah	4,143,557
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Vermont – 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
$750,000	A	Series A, 5.000% due 6/15/29(c)	$906,255
675,000	A	Series A, 5.000% due 6/15/30(c)	821,509
		Total Vermont	1,727,764
Virginia – 2.4%
195,000	A+	Arlington County Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/32	257,256
315,000	AAA	City of Chesapeake VA, GO, Series A, 5.000% due 8/1/34	430,596
30,000	BBB+	City of Chesapeake VA Chesapeake Expressway Toll Road Revenue, Revenue Bonds, Series A, 5.000% due 7/15/22	31,411
2,635,000	AAA	City of Suffolk VA, GO, Series A, 5.000% due 2/1/27	3,390,138
5,000,000	AAA	Commonwealth of Virginia, GO, Series B, 4.000% due 6/1/24	5,517,850
		Fredericksburg Economic Development Authority, Revenue Bonds:
40,000	A3(a)	5.000% due 6/15/27	45,144
40,000	A3(a)	5.000% due 6/15/29	44,835
45,000	A3(a)	5.000% due 6/15/33	49,798
3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, 5.000% due 7/1/35	4,023,654
1,065,000	A-	King George County Economic Development Authority, Revenue Bonds, 2.500% due 6/1/23(b)(c)	1,101,125
320,000	AA	Norfolk Economic Development Authority, Revenue Bonds, Series B, 5.000% due 11/1/48(b)	412,896
		Stafford County Economic Development Authority, Revenue Bonds:
50,000	A3(a)	5.000% due 6/15/32	58,211
65,000	A3(a)	5.000% due 6/15/34	75,214
20,000	A3(a)	4.000% due 6/15/37	21,822
		Virginia College Building Authority, Revenue Bonds:
2,805,000	AA+	Series A, 5.000% due 9/1/32	3,652,390
165,000	AA+	Series D, 5.000% due 2/1/26	205,432
265,000	AA+	Series E, 5.000% due 2/1/30	343,766
305,000	AA+	Series E, 5.000% due 2/1/31	393,261
360,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	463,302
220,000	BBB-	Virginia Small Business Financing Authority, Revenue Bonds, 5.000% due 1/1/40(c)	228,089
		Winchester Economic Development Authority, Revenue Bonds:
60,000	A+	5.000% due 1/1/32	70,325
75,000	A+	5.000% due 1/1/33	87,539
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Virginia – (continued)
$100,000	BBB+	York County Economic Development Authority, Revenue Bonds, Series A, 1.900% due 5/1/33(b)	$103,263
		Total Virginia	21,007,317
Washington – 3.3%
60,000	AA	Chelan County Public Utility District No 1, Revenue Bonds, Series A, NPFG, zero coupon, due 6/1/24	58,348
		City of Tacoma WA Electric System Revenue, Revenue Bonds:
30,000	AA	5.000% due 1/1/29	37,673
35,000	AA	5.000% due 1/1/36	42,688
3,330,000	AA+	County of King WA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 7/1/22	3,624,472
		Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, Revenue Bonds:
30,000	AA	Series A, 5.000% due 1/1/22	31,912
30,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/23(d)	32,630
65,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(d)	70,698
		Port of Seattle WA, Revenue Bonds:
25,000	A	5.000% due 6/1/23(c)	27,778
35,000	A+	5.000% due 2/1/27	41,915
70,000	A+	5.000% due 2/1/29	82,823
85,000	A+	Series A, 5.000% due 5/1/29(c)	102,959
1,000,000	AA-	Series B, 5.000% due 10/1/26(c)	1,181,420
980,000	AA-	Series B, 5.000% due 10/1/27(c)	1,153,783
135,000	AA-	Series B, 5.000% due 10/1/29(c)	157,841
		State of Washington, GO:
50,000	AA+	Series 2017A, 5.000% due 8/1/27	63,017
3,430,000	AA+	Series A, 5.000% due 8/1/32	4,423,051
5,000,000	AA+	Series C, 5.000% due 2/1/33	6,525,050
50,000	AA+	Series R2017A, 5.000% due 8/1/28	62,818
50,000	AA+	Series R2017A, 5.000% due 8/1/30	62,620
355,000	AA+	Series R2018C, 5.000% due 8/1/30	452,401
725,000	AA+	Series R2018D, 5.000% due 8/1/32	918,611
640,000	AA+	Series R2018D, 5.000% due 8/1/33	808,333
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	6,297,750
		Tobacco Settlement Authority, Revenue Bonds:
70,000	A	5.000% due 6/1/23	77,750
100,000	A	5.000% due 6/1/24	110,811
		Washington Health Care Facilities Authority, Revenue Bonds:
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Washington – (continued)
$5,000	A	5.000% due 7/1/25	$5,954
60,000	A	5.000% due 7/1/26	73,284
70,000	AA-	5.000% due 10/1/27	88,657
60,000	AA-	5.000% due 10/1/28	77,660
40,000	A+	5.000% due 1/1/29	46,882
90,000	A	5.000% due 7/1/29	112,117
20,000	A	5.000% due 7/1/34	24,250
780,000	A	5.000% due 7/1/42	925,127
115,000	AA-	Series A, 5.000% due 10/1/24	125,092
440,000	BBB+	Series A2, 5.000% due 8/1/39	535,088
		Washington Higher Education Facilities Authority, Revenue Bonds:
15,000	Baa1(a)	Series A, 5.000% due 10/1/29	16,847
35,000	Baa1(a)	Series A, 5.000% due 10/1/30	39,045
40,000	Baa1(a)	Series A, 5.000% due 10/1/31	44,408
210,000	Baa1(a)	Series A, 5.000% due 10/1/33	230,544
		Total Washington	28,794,107
West Virginia – 1.8%
		State of West Virginia, GO:
9,860,000	AA-	Series B, 5.000% due 12/1/34	12,637,956
2,000,000	AA-	Series B, 5.000% due 6/1/35	2,558,500
190,000	BBB+	West Virginia Hospital Finance Authority, Revenue Bonds, 5.000% due 1/1/33	232,798
		Total West Virginia	15,429,254
Wisconsin – 0.5%
160,000	A	Public Finance Authority, Revenue Bonds, 5.000% due 1/1/31	204,867
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
400,000	A2(a)	5.000% due 10/1/23	447,036
255,000	A+	5.000% due 11/15/24	299,742
325,000	A2(a)	5.000% due 10/1/25	384,391
25,000	BBB+	5.000% due 5/1/26	28,346
50,000	A3(a)	5.000% due 6/1/27	53,015
195,000	A+	5.000% due 11/15/27	225,689
50,000	BBB+	5.000% due 5/1/28	56,139
25,000	BBB+	5.000% due 5/1/29	27,984
30,000	A3(a)	5.000% due 6/1/32	31,549
70,000	A3(a)	5.000% due 6/1/39	73,170
1,505,000	AA	5.000% due 8/15/54(b)	1,700,847
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Wisconsin – (continued)
$30,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/25(d)	$33,898
200,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/36(d)	225,988
50,000	NR	Series C, Prerefunded 8/15/22 @ 100, 5.000% due 8/15/32(d)	54,614
35,000	WD(f)	Series Prerefunded 8/15/25 @ 100, 4.000% due 2/15/38(d)	41,098
550,000	AA	Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series A, 3.500% due 9/1/50	611,457
		Total Wisconsin	4,499,830
		TOTAL MUNICIPAL BONDS (Cost – $724,999,279)	767,112,563
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $724,999,279)	767,112,563
SHORT-TERM INVESTMENTS – 14.7%
MUNICIPAL BONDS – 5.0%
5,000,000	SP-1+	City of Los Angeles CA, Revenue Notes, 4.000% due 6/24/21	5,154,850
10,000,000	MIG1(a)	School District of Broward County, Revenue Notes, 2.000% due 6/30/21	10,149,300
15,000,000	SP-1+	State of Colorado, Revenue Notes, 4.000% due 6/25/21	15,464,850
12,500,000	SP-1+	State of Texas, Revenue Notes, 4.000% due 8/26/21	12,966,375
		TOTAL MUNICIPAL BONDS (Cost – $43,725,448)	43,735,375
TIME DEPOSITS – 9.7%
28,268,926		ANZ National Bank – London, 0.010% due 9/1/20	28,268,926
982,486		Citibank – New York, 0.010% due 9/1/20	982,486
3,897,577		Skandinaviska Enskilda Banken AB – Stockholm, 0.010% due 9/1/20	3,897,577
51,606,344		Sumitomo Mitsui Banking Corp. – Tokyo, 0.010% due 9/1/20	51,606,344
		TOTAL TIME DEPOSITS (Cost – $84,755,333)	84,755,333
		TOTAL SHORT-TERM INVESTMENTS (Cost – $128,480,781)	128,490,708
		TOTAL INVESTMENTS – 102.2% (Cost – $853,480,060)	895,603,271
		Liabilities in Excess of Other Assets – (2.2)%	(19,285,822)
		TOTAL NET ASSETS – 100.0%	$876,317,449

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

(a)
Rating by Moody’s Investors Service. All ratings are unaudited.

(b)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2020.

(c)
Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(d)
Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Municipal Fixed Income Fund (concluded)

(e)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2020, amounts to approximately $126,221 and represents 0.01% of net assets.

(f)
Rating by Fitch Ratings Service. All ratings are unaudited.

(g)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2020, amounts to approximately $165,744 and represents 0.02% of net assets.

Abbreviations used in this schedule:
AGM
 —  Assured Guaranty Municipal Corporation

AMBAC
 —  American Bond Assurance Corporation

COP
 —  Certificate of Participation

GO
 —  General Obligation

LIBOR
 —  London Interbank Offered Rate

LLC
 —  Limited Liability Company

MTA
 —  Metropolitan Transportation Authority

NPFG
 —  National Public Finance Guarantee Corporation

PSF-GTD
 —  Permanent School Fund Guaranteed

See pages 254-255 for definitions of ratings.
Summary of Investments by Security Industry^
General Obligation	43.2%
Education	13.2
Health Care Providers & Services	7.9
Water and Sewer	6.3
Transportation	5.6
Airport	3.6
Power	1.8
Development	1.3
Single Family Housing	1.0
Utilities	0.8
Student Loan	0.5
Pollution	0.2
Multifamily Housing	0.1
Nursing Homes	0.1
Tobacco Settlement	0.1
Bond Bank	0.0*
Facilities	0.0*
Short-Term Investments	14.3
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 17.8%
	Alternative Loan Trust:
$2,763,457	Series 2005-61, Class 2A2, 0.555% (1-Month USD-LIBOR + 0.380)% due 12/25/35(a)	$2,321,797
491,871	Series 2005-81, Class A1, 0.455% (1-Month USD-LIBOR + 0.280)% due 2/25/37(a)	430,645
941,856	Series 2006-OA8, Class 1A1, 0.365% (1-Month USD-LIBOR + 0.190)% due 7/25/46(a)	815,792
1,052,916	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 0.335% (1-Month USD-LIBOR + 0.160)% due 2/25/34(a)	972,813
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities@:
2,395,386	Series 2015-C04, Class 1M2, 5.875% (1-Month USD-LIBOR + 5.700)% due 4/25/28(a)	2,503,443
9,134,427	Series 2016-C01, Class 1M2, 6.925% (1-Month USD-LIBOR + 6.750)% due 8/25/28(a)	9,670,467
1,402,245	Series 2016-C01, Class 2M2, 7.125% (1-Month USD-LIBOR + 6.950)% due 8/25/28(a)	1,479,560
3,854,325	Series 2016-C03, Class 1M2, 5.475% (1-Month USD-LIBOR + 5.300)% due 10/25/28(a)	4,009,011
3,825,679	Series 2016-C03, Class 2M2, 6.075% (1-Month USD-LIBOR + 5.900)% due 10/25/28(a)	4,012,778
7,346,339	Series 2016-C05, Class 2M2, 4.625% (1-Month USD-LIBOR + 4.450)% due 1/25/29(a)	7,605,489
10,493,017	Series 2016-C07, Class 2M2, 4.525% (1-Month USD-LIBOR + 4.350)% due 5/25/29(a)	10,808,127
1,800,000	Series 2017-C01, Class 1M2C, 3.725% (1-Month USD-LIBOR + 3.550)% due 7/25/29(a)	1,818,850
14,710,579	Series 2017-C02, Class 2M2, 3.825% (1-Month USD-LIBOR + 3.650)% due 9/25/29(a)	14,931,807
1,000,000	Series 2017-C02, Class 2M2C, 3.825% (1-Month USD-LIBOR + 3.650)% due 9/25/29(a)	985,608
14,735,083	Series 2017-C03, Class 1M2, 3.175% (1-Month USD-LIBOR + 3.000)% due 10/25/29(a)	14,820,819
11,433,157	Series 2017-C05, Class 1M2, 2.375% (1-Month USD-LIBOR + 2.200)% due 1/25/30(a)	11,204,300
2,841,101	Series 2017-C07, Class 1M2, 2.575% (1-Month USD-LIBOR + 2.400)% due 5/25/30(a)	2,798,376
13,817,261	Series 2018-C01, Class 1M2, 2.425% (1-Month USD-LIBOR + 2.250)% due 7/25/30(a)	13,558,111
8,188,441	Series 2018-C03, Class 1M2, 2.325% (1-Month USD-LIBOR + 2.150)% due 10/25/30(a)	8,014,297
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$4,600,000	Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class M2, 3.908% (1-Month USD-LIBOR + 3.750)% due 8/25/50(a)(b)	$4,643,858
5,009,883	Freddie Mac STACR Trust, Series 2019-DNA3, Class M2, 2.225% (1-Month USD-LIBOR + 2.050)% due 7/25/49(a)(b)	4,896,873
	Freddie Mac Structured Agency Credit Risk Debt Notes@:
1,891,485	Series 2015-DNA3, Class M3, 4.875% (1-Month USD-LIBOR + 4.700)% due 4/25/28(a)	1,967,287
1,305,938	Series 2015-HQA1, Class M3, 4.875% (1-Month USD-LIBOR + 4.700)% due 3/25/28(a)	1,341,962
7,085,932	Series 2016-DNA1, Class M3, 5.725% (1-Month USD-LIBOR + 5.550)% due 7/25/28(a)	7,494,114
566,403	Series 2016-DNA2, Class M3, 4.825% (1-Month USD-LIBOR + 4.650)% due 10/25/28(a)	586,933
3,321,525	Series 2016-DNA3, Class M3, 5.175% (1-Month USD-LIBOR + 5.000)% due 12/25/28(a)	3,454,738
5,280,832	Series 2016-HQA1, Class M3, 6.525% (1-Month USD-LIBOR + 6.350)% due 9/25/28(a)	5,585,878
1,383,848	Series 2017-DNA1, Class M2, 3.425% (1-Month USD-LIBOR + 3.250)% due 7/25/29(a)	1,417,020
4,745,241	Series 2017-DNA2, Class M2, 3.625% (1-Month USD-LIBOR + 3.450)% due 10/25/29(a)	4,857,329
9,407,293	Series 2017-HQA1, Class M2, 3.725% (1-Month USD-LIBOR + 3.550)% due 8/25/29(a)	9,595,869
3,041,000	Series 2017-HQA1, Class M2B, 3.725% (1-Month USD-LIBOR + 3.550)% due 8/25/29(a)	2,910,510
9,456,170	Series 2017-HQA2, Class M2, 2.825% (1-Month USD-LIBOR + 2.650)% due 12/25/29(a)	9,325,858
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost – $170,707,658)	170,840,319
CORPORATE BONDS & NOTES – 8.3%
Communications – 2.2%
6,446,000	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24(b)(c)	6,663,552
11,271,000	Consolidated Communications Inc., Company Guaranteed Notes, 6.500% due 10/1/22(c)	11,017,403
3,931,500	HC2 Holdings Inc., Senior Secured Notes, 11.500% due 12/1/21(b)(c)	3,666,124
	Total Communications	21,347,079
Consumer Cyclical – 0.7%
7,515,000	Arrow Bidco LLC, Senior Secured Notes, 9.500% due 3/15/24(b)(c)	6,162,300
Consumer Non-cyclical – 0.7%
2,800,000	Cytokinetics Inc., Senior Unsecured Notes, 4.000% due 11/15/26	6,777,871
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – 0.4%
$4,652,700	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(b)	$4,166,586
Financial – 3.9%
1,834,723	BlackRock Capital Investment Corp., Senior Unsecured Notes, 5.000% due 6/15/22	1,811,855
983,385	BlackRock TCP Capital Corp., Senior Unsecured Notes, 4.625% due 3/1/22	983,361
19,003	Capital Southwest Corp., Corporate Unsecured Notes, 5.950% due 12/15/22	476,975
7,013,000	Fidelity & Guaranty Life Holdings Inc., Company Guaranteed Notes, 5.500% due 5/1/25(b)(c)	7,731,832
8,756,000	ILFC E-Capital Trust I, Limited Guaranteed Notes, 3.020% due 12/21/65(a)(b)(c)	4,465,560
13,243,000	JPMorgan Chase & Co., Junior Subordinated Notes, 3.738% (3-Month USD-LIBOR + 3.470)% (a)(d)	12,817,238
45,195	Portman Ridge Finance Corp., Corporate Unsecured Notes, 6.125% due 9/30/22	1,114,961
28,346	TriplePoint Venture Growth BDC Corp., Corporate Unsecured Notes, 5.750% due 7/15/22	717,154
9,662,000	USB Realty Corp., Junior Subordinated Notes, 1.422% (3-Month USD-LIBOR + 1.147)% (a)(b)(c)(d)	7,705,445
	Total Financial	37,824,381
Industrial – 0.4%
3,200,000	Fortress Transportation & Infrastructure Investors LLC, Senior Unsecured Notes, 9.750% due 8/1/27(b)	3,412,064
	TOTAL CORPORATE BONDS & NOTES
	(Cost – $76,789,927)	79,690,281
ASSET-BACKED SECURITIES – 8.1%
3,500,000	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 0.955% (1-Month USD-LIBOR + 0.780)% due 10/25/35(a)	3,423,723
2,172,264	ABFC Trust, Series 2005-WF1, Class M2, 0.775% (1-Month USD-LIBOR + 0.600)% due 10/25/34(a)	2,112,779
1,952,643	Accredited Mortgage Loan Trust, Series 2006-2, Class A4, 0.435% (1-Month USD-LIBOR + 0.260)% due 9/25/36(a)	1,894,508
460,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class M1, 0.605% (1-Month USD-LIBOR + 0.430)% due 12/25/35(a)	429,584
880,000	Allegro CLO IV Ltd., Series 2016-1A, Class ER, 7.555% (3-Month USD-LIBOR + 7.280)% due 1/15/30(a)(b)	662,155
1,300,000	Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class DR, 6.825% (3-Month USD-LIBOR + 6.550)% due 7/15/29(a)(b)	927,836
1,028,488	BNC Mortgage Loan Trust, Series 2006-2, Class A4, 0.335% (1-Month USD-LIBOR + 0.160)% due 11/25/36(a)	978,831
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$410,000	Brookside Mill CLO Ltd., Series 2013-1A, Class ER, 5.773% (3-Month USD-LIBOR + 5.500)% due 1/17/28(a)(b)	$294,824
1,350,000	Carlyle Global Market Strategies CLO 2015-3 Ltd., Series 2015-3A, Class ER, 8.497% (3-Month USD-LIBOR + 8.250)% due 7/28/28(a)(b)	793,388
690,000	Countrywide Asset-Backed Certificates, Series 2007-BC1, Class 2A4, 0.405% (1-Month USD-LIBOR + 0.230)% due 5/25/37(a)	595,272
740,000	Crown Point CLO 5 Ltd., Series 2018-5A, Class E, 5.923% (3-Month USD-LIBOR + 5.650)% due 7/17/28(a)(b)	494,520
1,774,218	CWABS Asset-Backed Certificates Trust, Series 2007-12, Class 2A3, 0.975% (1-Month USD-LIBOR + 0.800)% due 8/25/47(a)	1,745,804
470,962	Ellington Loan Acquisition Trust, Series 2007-1, Class M1, 2.275% (1-Month USD-LIBOR + 2.100)% due 5/25/37(a)(b)	364,071
	Home Equity Asset Trust:
3,569,486	Series 2004-2, Class M1, 0.970% (1-Month USD-LIBOR + 0.795)% due 7/25/34(a)	3,509,152
1,415,000	Series 2005-5, Class M4, 1.120% (1-Month USD-LIBOR + 0.945)% due 11/25/35(a)	1,330,140
2,834,390	Series 2005-7, Class M1, 0.625% (1-Month USD-LIBOR + 0.450)% due 1/25/36(a)	2,810,178
2,000,000	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.565% (1-Month USD-LIBOR + 0.390)% due 1/25/36(a)	1,964,464
1,200,000	JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class E, 5.973% (3-Month USD-LIBOR + 5.700)% due 1/17/28(a)(b)	743,464
	JP Morgan Mortgage Acquisition Trust:
4,300,000	Series 2007-CH4, Class A5, 0.415% (1-Month USD-LIBOR + 0.240)% due 5/25/37(a)	4,153,096
1,277,241	Series 2007-CH5, Class A5, 0.435% (1-Month USD-LIBOR + 0.260)% due 6/25/37(a)	1,253,808
2,700,000	KVK CLO 2018-1 Ltd., Series 2018-1A, Class E, 6.103% (3-Month USD-LIBOR + 5.850)% due 5/20/29(a)(b)	1,749,025
1,355,169	Longfellow Place CLO Ltd., Series 2013-1A, Class ERR, 7.975% (3-Month USD-LIBOR + 7.700)% due 4/15/29(a)(b)	829,965
1,480,741	Merrill Lynch Mortgage Investors Trust, Series 2005-FM1, Class M1, 0.895% (1-Month USD-LIBOR + 7.200)% due 5/25/36(a)	1,445,506
1,320,703	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 0.910% (1-Month USD-LIBOR + 0.735)% due 8/25/35(a)	1,303,833
1,820,000	OZLM IX Ltd., Series 2014-9A, Class DRR, 6.392% (3-Month USD-LIBOR + 6.120)% due 10/20/31(a)(b)	1,460,805
2,000,000	OZLM XI Ltd., Series 2015-11A, Class DR, 7.268% (3-Month USD-LIBOR + 7.000)% due 10/30/30(a)(b)	1,644,238
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$3,574,081	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, 0.970% (1-Month USD-LIBOR + 0.795)% due 7/25/35(a)	$3,508,244
3,500,000	People’s Choice Home Loan Securities Trust, Series 2005-1, Class M5, 1.675% (1-Month USD-LIBOR + 1.500)% due 1/25/35(a)	2,287,774
1,620,971	SG Mortgage Securities Trust, Series 2006-OPT2, Class A3B, 0.285% (1-Month USD-LIBOR + 0.110)% due 10/25/36(a)	1,606,396
	Soundview Home Loan Trust:
733,985	Series 2007-1, Class 2A3, 0.345% (1-Month USD-LIBOR + 0.170)% due 3/25/37(a)	731,203
2,360,000	Series 2007-OPT3, Class 2A4, 0.425% (1-Month USD-LIBOR + 0.250)% due 8/25/37(a)	1,938,190
380,000	Steele Creek CLO 2016-1 Ltd., Series 2016-1A, Class ER, 6.063% (3-Month USD-LIBOR + 5.750)% due 6/15/31(a)(b)	256,179
3,860,926	Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 1.015% (1-Month USD-LIBOR + 0.840)% due 8/25/34(a)	3,841,885
	Structured Asset Securities Corp. Mortgage Loan Trust:
1,000,000	Series 2005-WF4, Class M6, 1.180% (1-Month USD-LIBOR + 1.005)% due 11/25/35(a)	960,281
14,913,322	Series 2006-BC6, Class A1, 0.335% (1-Month USD-LIBOR + 0.160)% due 1/25/37(a)	14,066,615
3,496,659	Series 2006-BC6, Class A4, 0.345% (1-Month USD-LIBOR + 0.170)% due 1/25/37(a)	3,427,669
3,683,884	Series 2006-GEL1, Class M2, 0.975% (1-Month USD-LIBOR + 0.800)% due 11/25/35(a)(b)	3,644,766
3,151,787	Series 2006-GEL1, Class M3, 2.425% (1-Month USD-LIBOR + 2.250)% due 11/25/35(a)(b)	2,686,709
641,418	Trinitas CLO III Ltd., Series 2015-3A, Class E, 5.525% (3-Month USD-LIBOR + 5.250)% due 7/15/27(a)(b)	385,984
	TOTAL ASSET-BACKED SECURITIES
	(Cost – $74,100,661)	78,256,864
Shares/Units
COMMON STOCKS – 22.5%
COMMUNICATIONS – 1.2%
Internet – 0.7%
$49,933	IAC/InterActiveCorp*	$6,640,590
Telecommunications – 0.5%
539,226	Consolidated Communications Holdings Inc.*	4,195,178
320,512	HC2 Holdings Inc.*(e)	801,280
	Total Telecommunications	4,996,458
	TOTAL COMMUNICATIONS	$11,637,048
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – 0.4%
Retail – 0.4%
34,234	Tiffany & Co.	$4,193,665
CONSUMER NON-CYCLICAL – 10.9%
Biotechnology – 3.7%
15,665	Argenx SE, ADR*(c)	3,622,844
34,290	Ascendis Pharma AS, ADR*(c)	5,081,092
102,435	Black Diamond Therapeutics Inc.*	2,947,055
214,369	Crinetics Pharmaceuticals Inc.*	3,436,335
719,372	Gamida Cell Ltd.*(e)	3,136,462
338,029	Orchard Therapeutics PLC, ADR*(c)	2,004,512
298,893	Relay Therapeutics Inc.*	12,012,510
58,332	SpringWorks Therapeutics Inc.*	2,590,524
32,488	Sutro Biopharma Inc.*	325,205
	Total Biotechnology	35,156,539
Healthcare-Products – 1.2%
202,255	Alphatec Holdings Inc.*	1,211,507
323,280	SeaSpine Holdings Corp.*	4,302,857
207,498	Wright Medical Group NV*(e)	6,272,664
	Total Healthcare-Products	11,787,028
Healthcare-Services – 1.2%
200,000	Invitae Corp.*	6,992,000
220,711	SI-BONE Inc.*(c)	4,815,914
	Total Healthcare-Services	11,807,914
Pharmaceuticals – 4.8%
575,346	AdaptHealth Corp., Class A Shares*	12,214,596
566,155	Cytokinetics Inc.*(c)	13,565,074
88,215	Merus NV*	1,064,755
110,000	MyoKardia Inc.*(c)	12,038,400
360,406	Odonate Therapeutics Inc.*	5,820,557
210,060	scPharmaceuticals Inc.*	1,798,114
	Total Pharmaceuticals	46,501,496
	TOTAL CONSUMER NON-CYCLICAL	105,252,977
DIVERSIFIED – 5.4%
SPACs – 5.4%
100,702	Agba Acquisition Ltd.*(f)	1,044,280
1	Alussa Energy Acquisition Corp.*	10
87,674	Alussa Energy Acquisition Corp., Class A Shares*	863,589
1	Amplitude Healthcare Acquisition Corp.*(f)	10
62,006	Amplitude Healthcare Acquisition Corp., Class A Shares*	616,960
5,142	Artius Acquisition Inc.*	51,677
3,611	ARYA Sciences Acquisition Corp. II*	40,010
16,309	Brilliant Acquisition Corp.*	163,905
5,463	Capstar Special Purpose Acquisition Corp.*	55,668
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
DIVERSIFIED – (continued)
SPACs – (continued)
1	CC Neuberger Principal Holdings I*	$11
61,662	CC Neuberger Principal Holdings I, Class A Shares*	633,885
24,648	CF Finance Acquisition Corp., Class A Shares*	255,353
42,614	Chardan Healthcare Acquisition 2 Corp.*	417,617
1	Churchill Capital Corp. II*	11
18,906	Churchill Capital Corp. II, Class A Shares*	198,324
310,200	Churchill Capital Corp. IV*	3,083,388
25,600	CIIG Merger Corp., Class A Shares*	259,328
46,368	Collective Growth Corp., Class A Shares*	456,725
1	dMY Technology Group Inc.*	12
77,632	dMY Technology Group Inc., Class A Shares*	881,900
51,907	East Stone Acquisition Corp.*	513,879
25,081	FinTech Acquisition Corp. III*(f)	280,656
688,303	Flying Eagle Acquisition Corp., Class A Shares*	7,399,257
13,476	Fortress Value Acquisition Corp., Class A Shares*	181,926
7,477	Fusion Acquisition Corp.*	74,994
38,120	GigCapital2 Inc.*(f)	409,409
44,282	GigCapital3 Inc.*	437,064
200,000	Gores Holdings IV Inc., Class A Shares*	2,124,000
92,012	Greenrose Acquisition Corp.*(e)	907,238
85,388	Greenvision Acquisition Corp.*	859,857
1,356	GS Acquisition Holdings Corp. II*	14,224
35,473	GX Acquisition Corp.*	395,524
26,238	Haymaker Acquisition Corp. II, Class A Shares*	264,479
1	Healthcare Merger Corp.*	11
12,800	Healthcare Merger Corp., Class A Shares*	130,560
32,628	Hennessy Capital Acquisition Corp. IV, Class A Shares*	352,056
40,972	Insurance Acquisition Corp., Class A Shares*(e)	549,025
89,382	InterPrivate Acquisition Corp.*(f)	883,988
1,676	Juniper Industrial Holdings Inc., Class A Shares*	16,659
21,751	Kensington Capital Acquisition Corp.*	226,210
2	Landcadia Holdings II Inc.*	34
309,644	Landcadia Holdings II Inc., Class A Shares*	4,706,589
2,813	LF Capital Acquisition Corp., Class A Shares*	29,649
30,687	LifeSci Acquisition Corp.*	308,404
102,252	LIV Capital Acquisition Corp., Class A Shares*	1,007,182
1	Live Oak Acquisition Corp.*	10
46,308	Live Oak Acquisition Corp., Class A Shares*	455,208
311,200	Longview Acquisition Corp.*	3,146,232
14,195	Malacca Straits Acquisition Co., Ltd., Class C Shares*	139,821
101,645	Merida Merger Corp. I*	1,006,286
10,785	Monocle Acquisition Corp.*	110,978
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
DIVERSIFIED – (continued)
SPACs – (continued)
30,698	Mountain Crest Acquisition Corp.*	$314,655
33,225	Newborn Acquisition Corp.*	329,592
1	Osprey Technology Acquisition Corp.*	10
49,580	Osprey Technology Acquisition Corp., Class A Shares*	496,792
193,500	Panacea Acquisition Corp.*(f)	2,169,135
39,682	Pershing Square Tontine Holdings Ltd.*	849,592
70,600	Pivotal Investment Corp. II, Class A Shares*	712,354
79,152	Property Solutions Acquisition Corp.*	779,647
32,032	PropTech Acquisition Corp., Class A Shares*	334,414
41,579	PTK Acquisition Corp.*	412,464
154,400	RedBall Acquisition Corp.*	1,582,600
28,426	Roth CH Acquisition I Co*(f)	281,418
43,473	Schultze Special Purpose Acquisition Corp.*	440,381
1	South Mountain Merger Corp.*	11
51,278	South Mountain Merger Corp., Class A Shares*	518,933
16,858	Stable Road Acquisition Corp., Class A Shares*	167,400
372,628	Sustainable Opportunities Acquisition Corp., Class A Shares*	3,666,660
32,225	Tuscan Holdings Corp.*(f)	338,363
61,012	Yunhong International, Class A Shares*	597,918
	Total SPACs	49,946,411
	TOTAL DIVERSIFIED	49,946,411
FINANCIAL – 3.9%
Banks – 0.6%
652,220	HarborOne Bancorp Inc.	5,641,703
Equity Real Estate Investment Trusts (REITs) – 1.1%
234,531	MGM Growth Properties LLC, Class A Shares	6,583,285
100,194	Taubman Centers Inc.	3,837,430
	Total Equity Real Estate Investment Trusts (REITs)	10,420,715
Investment Companies – 1.5%
240,396	Bain Capital Specialty Finance Inc.(e)	2,586,661
1,142,462	Barings BDC Inc.	9,299,641
569,155	Oaktree Specialty Lending Corp.	2,845,775
	Total Investment Companies	14,732,077
Savings & Loans – 0.7%
462,369	Waterstone Financial Inc.	7,162,096
	TOTAL FINANCIAL	37,956,591
UTILITIES – 0.7%
Electric – 0.7%
364,182	Vistra Corp.	7,003,220
	TOTAL COMMON STOCKS
	(Cost – $181,971,887)	215,989,912
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
CLOSED-END FUNDS – 11.1%
403,607	Aberdeen Emerging Markets Equity Income Fund Inc., Class Common Shares	$2,716,275
298,522	Aberdeen Total Dynamic Dividend Fund, Class Common Shares(c)	2,450,866
105,783	BlackRock California Municipal Income Trust, Class Common Shares	1,423,839
545,021	BlackRock Debt Strategies Fund Inc., Class Common Shares(c)	5,450,210
34,698	BlackRock New York Municipal Bond Trust, Class Common Shares	553,780
191,247	BlackRock New York Municipal Income Quality Trust, Class Common Shares	2,549,323
535,835	BlackRock Resources & Commodities Strategy Trust, Class Common Shares	3,488,286
346,252	BrandywineGLOBAL Global Income Opportunities Fund Inc., Class Common Shares(c)(e)	4,283,137
35,051	Calamos Long/Short Equity & Dynamic Income Trust, Class Common Shares	547,146
196,370	Clough Global Equity Fund, Class Common Shares	2,342,694
353,939	Clough Global Opportunities Fund, Class Common Shares(e)	3,426,130
49,144	DTF Tax-Free Income Inc.	705,708
227,221	Eaton Vance Floating-Rate Income Plus Fund, Class Common Shares	3,294,705
377,872	Eaton Vance Ltd. Duration Income Fund, Class Common Shares(c)	4,436,217
42,199	Eaton Vance Municipal Bond Fund, Class Common Shares(e)	550,064
95,415	Eaton Vance Senior Income Trust	555,315
43,635	First Eagle Alternative Capital BDC Inc.	1,095,238
14,146	First Eagle Senior Loan Fund, Class Common Shares	174,562
290,661	First Trust MLP & Energy Income Fund, Class Common Shares	1,531,783
106,384	First Trust New Opportunities MLP & Energy Fund, Class Common Shares	425,536
125,394	Fortress Transportation & Infrastructure Investors LLC, Class Common Shares	1,987,495
24,494	General American Investors Co., Inc., Class Preferred Shares(d)	678,239
298,496	Highland Global Allocation Fund, Class Common Shares	1,999,923
205,225	Highland Income Fund, Class Z Shares	1,822,398
151,506	Invesco Dynamic Credit Opportunities Fund, Class Common Shares	1,372,644
150,280	Invesco High Income Trust II, Class Common Shares	1,908,556
279,777	Kayne Anderson Midstream/Energy Fund Inc., Class Common Shares	1,281,379
277,350	NexPoint Strategic Opportunities Fund, Class Common Shares	2,607,090
59,606	Nuveen AMT-Free Municipal Credit Income Fund, Class Common Shares	931,642
178,908	Nuveen Credit Strategies Income Fund, Class Common Shares	1,091,339
142,444	Nuveen Georgia Quality Municipal Income Fund, Class Common Shares	1,764,881
78,040	Nuveen Michigan Quality Municipal Income Fund, Class Common Shares	1,098,023
31,030	Nuveen New York Municipal Value Fund 2, Class Common Shares	465,140
146,267	Nuveen Quality Municipal Income Fund, Class Common Shares	2,109,170
125,982	Nuveen S&P 500 Buy-Write Income Fund, Class Common Shares(e)	1,497,926
561,646	PGIM Global High Yield Fund Inc., Class Common Shares(c)(e)	7,554,139
111,895	PGIM High Yield Bond Fund Inc., Class Common Shares(e)	1,573,244
234,848	PIMCO Energy & Tactical Credit Opportunities Fund, Class Common Shares	1,726,133
280,212	Pioneer Floating Rate Trust, Class Common Shares	2,737,671
53,104	Royce Global Value Trust Inc.	690,352
308,302	Royce Micro-Capital Trust Inc., Class Common Shares(e)	2,506,495
134,711	Source Capital Inc., Class Common Shares(e)	4,996,431
86,503	Special Opportunities Fund Inc., Class Common Shares(e)	1,107,238
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
CLOSED-END FUNDS – (continued)
351,623	Voya Natural Resources Equity Income Fund, Class Common Shares(e)	$907,187
2,997,693	Voya Prime Rate Trust, Class Common Shares(c)(e)	13,219,826
554,648	Western Asset Global High Income Fund Inc., Class Common Shares(e)	5,452,190
	TOTAL CLOSED-END FUNDS
	(Cost – $105,079,566)	107,087,565
OPEN-END FUND – 11.7%
9,794,790	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares	112,248,288
	(Cost – $113,589,180)
PREFERRED STOCKS – 1.2%
FINANCIAL – 1.2%
Banks – 0.4%
165,290	GMAC Capital Trust I, 6.065%(a)	4,054,564
Investment Companies – 0.8%
37,280	First Eagle Alternative Capital BDC Inc., 6.125%	920,816
44,789	Monroe Capital Corp., 5.750%	1,073,144
64,864	MVC Capital Inc., 6.250%	1,636,078
	Oxford Square Capital Corp.:
54,401	6.250%	1,294,744
39,915	6.500%	983,905
55,209	PennantPark Investment Corp., 5.500%(e)	1,338,818
23,559	Stellus Capital Investment Corp., 5.750%(e)	584,734
4,252	WhiteHorse Finance Inc., 6.500%	109,574
	Total Investment Companies	7,941,813
	TOTAL FINANCIAL	11,996,377
	TOTAL PREFERRED STOCKS
	(Cost – $10,311,695)	11,996,377
WARRANTS – 0.2%
CONSUMER CYCLICAL – 0.0%
Distribution/Wholesale – 0.0%
15,116	Whole Earth Brands Inc.*(f)	12,546
Entertainment – 0.0%
16,736	Hall of Fame Resort & Entertainment Co.*(f)	11,381
	TOTAL CONSUMER CYCLICAL	23,927
DIVERSIFIED – 0.2%
SPACs – 0.2%
100,702	Agba Acquisition Ltd.*(f)	20,745
41,641	Alberton Acquisition Corp.*(f)	4,997
43,837	Alussa Energy Acquisition Corp.*(f)	26,653
31,003	Amplitude Healthcare Acquisition Corp.*(f)	29,763
42,105	Andina Acquisition Corp. III*(f)	11,789
27,894	Atlas Technical Consultants Inc.*(f)	14,923
25,362	Big Rock Partners Acquisition Corp.*(f)	6,341
32,931	BiomX Inc.*(f)	16,828
16,309	Brilliant Acquisition Corp.*(f)	2,773
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
WARRANTS – (continued)
DIVERSIFIED – (continued)
SPACs – (continued)
20,554	CC Neuberger Principal Holdings I*(f)	$26,720
18,486	CF Finance Acquisition Corp.*(f)	18,255
42,614	Chardan Healthcare Acquisition 2 Corp.*(f)	25,568
6,302	Churchill Capital Corp. II*(f)	12,604
12,800	CIIG Merger Corp.*(f)	10,496
23,184	Collective Growth Corp.*(f)	16,461
38,816	dMY Technology Group Inc.*(f)	87,724
51,907	East Stone Acquisition Corp.*(f)	8,824
133,104	Flying Eagle Acquisition Corp.*(f)	400,324
4,492	Fortress Value Acquisition Corp.*(f)	13,746
33,210	GigCapital3 Inc.*(f)	18,262
100,000	Gores Holdings IV Inc.*(f)	208,000
43,099	Graf Industrial Corp.*(f)	153,001
92,012	Greenrose Acquisition Corp.*(f)	18,402
85,388	Greenvision Acquisition Corp.*(f)	29,800
8,746	Haymaker Acquisition Corp. II*(f)	10,933
6,400	Healthcare Merger Corp.*(f)	12,480
24,471	Hennessy Capital Acquisition Corp. IV*(f)	41,845
20,486	Insurance Acquisition Corp.*(f)	67,604
44,691	InterPrivate Acquisition Corp.*	22,346
838	Juniper Industrial Holdings Inc.*(f)	796
14,462	KLDiscovery Inc.*(f)	4,628
16,225	Landcadia Holdings II Inc.*(f)	86,317
38,865	Legacy Acquisition Corp.*(f)	13,797
30,854	Leisure Acquisition Corp.*(f)	9,876
2,813	LF Capital Acquisition Corp.*(f)	4,698
30,687	LifeSci Acquisition Corp.*(f)	22,402
102,252	LIV Capital Acquisition Corp.*(f)	51,126
23,154	Live Oak Acquisition Corp.*(f)	19,912
50,822	Merida Merger Corp. I*(f)	39,641
28,503	Meten EdtechX Education Group Ltd.*(f)	9,406
10,785	Monocle Acquisition Corp.*(f)	4,314
33,225	Newborn Acquisition Corp.*(f)	4,449
18,239	Opes Acquisition Corp.*(f)	37,572
24,790	Osprey Technology Acquisition Corp.*(f)	27,269
23,533	Pivotal Investment Corp. II*(f)	22,333
21,318	Roth CH Acquisition I Co*(f)	18,120
43,473	Schultze Special Purpose Acquisition Corp.*(f)	25,214
25,639	South Mountain Merger Corp.*(f)	33,331
8,429	Stable Road Acquisition Corp.*(f)	5,479
186,314	Sustainable Opportunities Acquisition Corp.*(f)	172,434
4,232	Trident Acquisitions Corp.*(f)	973
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
WARRANTS – (continued)
DIVERSIFIED – (continued)
SPACs – (continued)
23,299	X4 Pharmaceuticals Inc.*	$58
30,506	Yunhong International*(f)	4,728
	Total SPACs	1,957,080
	TOTAL DIVERSIFIED	1,957,080
ENERGY – 0.0%
Oil & Gas – 0.0%
18,561	Brooge Energy Ltd.*(f)	9,652
FINANCIAL – 0.0%
Investment Companies – 0.0%
76,557	8i Enterprises Acquisition Corp.*(f)	96,462
TECHNOLOGY – 0.0%
Software – 0.0%
5,402	Global Blue Group Holding AG*(f)	3,997
	TOTAL WARRANTS
	(Cost – $1,613,179)	2,091,118
RIGHTS – 0.0%
76,557	8i Enterprises Acquisition Corp.*	76,557
100,702	Agba Acquisition Ltd.*(f)	20,161
41,641	Alberton Acquisition Corp.*(f)	7,953
42,105	Andina Acquisition Corp. III*(f)	16,421
50,724	Big Rock Partners Acquisition Corp.*(f)	10,601
16,309	Brilliant Acquisition Corp.*(f)	3,019
51,907	East Stone Acquisition Corp.*(f)	10,895
85,388	Greenvision Acquisition Corp.*(f)	30,740
33,225	Newborn Acquisition Corp.*(f)	6,479
61,012	Yunhong International*(f)	11,592
	TOTAL RIGHTS
	(Cost – $137,868)	194,418
Number of Contracts	Notional Amounts
PURCHASED SWAPTION – 0.3%
Interest Rate Swaption – 0.3%
$22,500,000	55,350	10-Year Constant Maturity Swap, 3-Month USD-LIBOR, Call, 1.91, expires 12/23/20,	2,615,360
		TOTAL PURCHASED SWAPTION (Cost – $148,500)	2,615,360
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $734,450,496)	781,010,502
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount†
SHORT-TERM INVESTMENTS – 17.4%
TIME DEPOSITS – 17.4%
$22,825,810	Banco Bilbao Vizcaya Argentaria SA – Madrid, 0.010% due 9/1/20	$22,825,810
53,573,654	Barclays Bank PLC – London, 0.010% due 9/1/20	53,573,654
26	Brown Brothers Harriman – Grand Cayman, 0.010% due 9/1/20	26
65,174,325	China Construction Bank – New York, 0.010% due 9/1/20	65,174,325
22,166,255	Skandinaviska Enskilda Banken AB – Stockholm, 0.010% due 9/1/20	22,166,255
4,047,752	Sumitomo Mitsui Banking Corp. – Tokyo, 0.010% due 9/1/20	4,047,752
	TOTAL TIME DEPOSITS (Cost – $167,787,822)	167,787,822
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 1.0%
MONEY MARKET FUND – 1.0%
9,658,436	Federated Government Obligations Fund, Premier Class, 0.054%(g) (Cost – $9,658,436)	9,658,436
	TOTAL INVESTMENTS – 99.6% (Cost – $911,896,380)	958,456,760
	Other Assets in Excess of Liabilities – 0.4%	3,492,032
	TOTAL NET ASSETS – 100.0%	$961,948,792

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2020.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2020, amounts to approximately $70,452,123 and represents 7.32% of net assets.

(c)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

(d)
Security is perpetual in nature and has no stated maturity date.

(e)
All or a portion of this security is on loan (See Note 5).

(f)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2020, amounts to approximately $6,732,192 and represents 0.7% of net assets.

(g)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2015-C04, Class 1M2, 5.875% (1-Month USD-LIBOR + 5.700%) due 4/25/28	7/27/2020	$2,003,142	$2,503,443	0.26%
Series 2016-C01, Class 1M2, 6.925% (1-Month USD-LIBOR + 6.750%) due 8/25/28	7/27/2020	9,257,141	9,670,467	1.01%
Series 2016-C01, Class 2M2, 7.125% (1-Month USD-LIBOR + 6.950%) due 8/25/28	6/22/2020	1,481,500	1,479,560	0.15%
Series 2016-C03, Class 1M2, 5.475% (1-Month USD-LIBOR + 5.300%) due 10/25/28	3/25/2020	3,777,754	4,009,011	0.42%
Series 2016-C03, Class 2M2, 6.075% (1-Month USD-LIBOR + 5.900%) due 10/25/28	4/27/2020	3,678,367	4,012,778	0.42%
Series 2016-C05, Class 2M2, 4.625% (1-Month USD-LIBOR + 4.450%) due 1/25/29	8/25/2020	7,593,952	7,605,489	0.79%
Series 2016-C07, Class 2M2, 4.525% (1-Month USD-LIBOR + 4.350%) due 5/25/29	6/10/2020	11,046,704	10,808,127	1.12%
Series 2017-C01, Class 1M2C, 3.725% (1-Month USD-LIBOR + 3.550%) due 7/25/29	4/16/2020	1,494,000	1,818,850	0.19%
Series 2017-C02, Class 2M2, 3.825% (1-Month USD-LIBOR + 3.650%) due 9/25/29	4/27/2020	15,492,062	14,931,807	1.55%
Series 2017-C02, Class 2M2C, 3.825% (1-Month USD-LIBOR + 3.650%) due 9/25/29	5/19/2020	867,500	985,608	0.10%
Series 2017-C03, Class 1M2, 3.175% (1-Month USD-LIBOR + 3.000%) due 10/25/29	8/25/2020	15,215,806	14,820,819	1.54%
Series 2017-C05, Class 1M2, 2.375% (1-Month USD-LIBOR + 2.200%) due 1/25/30	4/27/2020	11,569,881	11,204,300	1.16%
Series 2017-C07, Class 1M2, 2.575% (1-Month USD-LIBOR + 2.400%) due 5/25/30	8/25/2020	2,749,701	2,798,376	0.29%
Series 2018-C01, Class 1M2, 2.425% (1-Month USD-LIBOR + 2.250%) due 7/25/30	8/25/2020	13,934,432	13,558,111	1.41%
Series 2018-C03, Class 1M2, 2.325% (1-Month USD-LIBOR + 2.150%) due 10/25/30	7/27/2020	8,253,053	8,014,297	0.83%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-DNA3, Class M3, 4.875% (1-Month USD-LIBOR + 4.700%) due 4/25/28	8/25/2020	1,961,233	1,967,287	0.20%
Series 2015-HQA1, Class M3, 4.875% (1-Month USD-LIBOR + 4.700%) due 3/25/28	7/14/2020	1,341,851	1,341,962	0.14%
Series 2016-DNA1, Class M3, 5.725% (1-Month USD-LIBOR + 5.550%) due 7/25/28	6/9/2020	7,483,737	7,494,114	0.78%
Series 2016-DNA2, Class M3, 4.825% (1-Month USD-LIBOR + 4.650%) due 10/25/28	4/27/2020	467,282	586,933	0.06%
Series 2016-DNA3, Class M3, 5.175% (1-Month USD-LIBOR + 5.000%) due 12/25/28	8/25/2020	3,424,804	3,454,738	0.36%
Series 2016-HQA1, Class M3, 6.525% (1-Month USD-LIBOR + 6.350%) due 9/25/28	3/6/2020	5,558,741	5,585,878	0.58%
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
Series 2017-DNA1, Class M2, 3.425% (1-Month USD-LIBOR + 3.250%) due 7/25/29	7/27/2020	$1,396,605	$1,417,020	0.15%
Series 2017-DNA2, Class M2, 3.625% (1-Month USD-LIBOR + 3.450%) due 10/25/29	3/9/2020	4,826,045	4,857,329	0.50%
Series 2017-HQA1, Class M2, 3.725% (1-Month USD-LIBOR + 3.550%) due 8/25/29	8/25/2020	9,715,141	9,595,869	1.00%
Series 2017-HQA1, Class M2B, 3.725% (1-Month USD-LIBOR + 3.550%) due 8/25/29	8/4/2020	2,913,183	2,910,510	0.30%
Series 2017-HQA2, Class M2, 2.825% (1-Month USD-LIBOR + 2.650%) due 12/25/29	8/25/2020	9,703,222	9,325,858	0.97%
			$156,758,541	16.28%

Abbreviations used in this schedule:
ABS
 —     Asset-Based Security

ADR
 —     American Depositary Receipts

AMT
 —     Alternative Minimum Tax

CLO
 —     Collateralized Loan Obligation

LIBOR
 —     London Interbank Offered Rate

LLC
 —     Limited Liability Company

PLC
 —     Public Limited Company

SPACs
 —     Special Purpose Acquisition Companies

Summary of Investments by Security Type^
Common Stocks	22.5%
Collateralized Mortgage Obligations	17.8
Open-End Fund	11.7
Closed-End Funds	11.2
Corporate Bonds & Notes	8.3
Asset-Backed Securities	8.2
Preferred Stocks	1.3
Purchased Option	0.3
Warrants	0.2
Rights	0.0*
Short-Term Investments	17.5
Money Market Fund	1.0
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

*
Fund will pay or receive the volatility of the reference asset depending on whether the realized volatility of the reference asset exceeds or is less than the fixed rate. For contracts where the Fund has elected to receive the volatility of the reference asset, it will receive a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will make a net payment of the absolute value of the difference of the realized volatility and the fixed rate multiplied by the notional amount if the realized

See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

volatility is less than the fixed rate. For contracts where the Fund has elected to pay the volatility of the reference asset, it will make a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will receive a net payment of the absolute value of the difference of the realized and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate.
Schedule of Options Contracts Written
Interest Rate Swaptions
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
45,000,000	110,700	10-Year Constant Maturity Swap, 3-Month USD-LIBOR, Put	GSC	12/23/20	$2.21	$6,137
45,000,000	110,700	10-Year Constant Maturity Swap, 3-Month USD-LIBOR, Call	GSC	12/23/20	1.16	2,039,143
		TOTAL SWAPTIONS CONTRACTS WRITTEN				$2,045,280
At August 31, 2020, Destinations Multi Strategy Alternatives Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:
OTC Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection(1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency(2)	Counter- party	Implied Credit Spread at 8/31/20(3)	Notional Amounts	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX IG CDSI Series 31 5Y	1.000%	12/20/23	3-Month	GSC	2.143%	USD10,000,000	$(352,484)	$(750,000)	$397,516
CDX IG CDSI Series 31 5Y	1.000%	12/20/23	3-Month	GSC	2.143%	USD20,000,000	(704,969)	(1,206,00)	501,031
CDX.NA.IG.33	1.000%	12/20/24	3-Month	MSCS	2.836%	USD10,000,000	(743,308)	(1,152,000)	408,692
CDX.NA.IG.33	1.000%	12/20/24	3-Month	MSCS	2.836%	USD10,000,000	(743,308)	(2,040,000)	1,296,691
CDX.NA.IG.33	1.000%	12/20/24	3-Month	MSCS	2.836%	USD10,000,000	(743,308)	(670,000)	(73,308)
CDX.NA.IG.33	1.000%	12/20/24	3-Month	MSCS	2.836%	USD10,000,000	(743,308)	(2,600,000)	1,856,692
							$(4,030,685)	$(8,418,000)	$4,387,314

(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Counterparty Abbreviations used in this schedule:
GSC
 —    Goldman Sachs & Co.

MSCS
 —    Morgan Stanley Capital Services LLC

Face Amount	Security	Value
SECURITIES SOLD SHORT – 7.2%
CORPORATE BONDS & NOTES – 0.5%
Communications – 0.4%
$3,744,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Company Guaranteed Notes, 5.000% due 8/15/27(a)	$3,677,357
Financial – 0.1%
790,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 4.625% due 6/15/25(a)	833,687
	TOTAL CORPORATE BONDS & NOTES (Proceeds – $4,334,992)	4,511,044
Shares/Units
EXCHANGE TRADED FUNDS (ETFs) – 6.3%
275,000	Invesco Senior Loan	6,014,250
74,986	iShares iBoxx High Yield Corporate Bond	6,376,060
70,293	iShares Nasdaq Biotechnology	9,531,731
275,161	SPDR S&P Biotech	30,765,751
211,541	SPDR S&P Regional Banking	8,176,060
	Total Exchange Traded Funds (ETFs)	60,863,852
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Proceeds – $56,152,428)	60,863,852
COMMON STOCKS – 0.4%
COMMUNICATIONS – 0.4%
Internet – 0.4%
244,668	ANGI Homeservices Inc., Class A Shares*	3,394,768
Telecommunications – 0.0%
12,450	Cincinnati Bell Inc.*	187,497
	TOTAL COMMUNICATIONS	3,582,265
CONSUMER NON-CYCLICAL – 0.0%
Pharmaceuticals – 0.0%
5,289	Herbalife Nutrition Ltd.*	259,954
FINANCIAL – 0.0%
Diversified Financial Services – 0.0%
9,746	AerCap Holdings NV*	288,189
See Notes to Financial Statements.

Schedules of Investments
August 31, 2020 (unaudited)
Destinations Multi Strategy Alternatives Fund (concluded)

Shares/Units
COMMON STOCKS – (continued)
Diversified Financial Services – (continued)
	TOTAL COMMON STOCKS (Proceeds – $4,622,501)	$4,130,408
	TOTAL SECURITIES SOLD SHORT – 7.2% (Proceeds – $65,109,921)	$69,505,304

*
Non-income producing security.

(a)
Restricted security that may be purchased from “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2020, amounts to approximately $4,511,044 and represents 0.47% of net assets.

See Notes to Financial Statements.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
P — Preliminary rating.
u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ratings (unaudited) (concluded)

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
e — Expected.
u — Upgraded.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.
Short-Term Security Ratings
SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.
MIG1 — Moody’s highest rating for short-term municipal obligations.
P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Statements of Assets and Liabilities
August 31, 2020 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Real Assets Fund
ASSETS:
Investments, at value(1)(2)	$4,432,133,059	$963,886,834	$2,131,422,888	$382,375,561	$29,320
Foreign currency, at value(3)	—	—	1,240,242	—	—
Cash	461	165	499	44	—
Unrealized appreciation on unfunded loan commitments	—	—	—	—	—
Receivable for securities sold	7,209,703	5,843,107	1,343,345	693,627	—
Dividends and interest receivable	5,150,022	693,427	3,322,574	1,763,306	—
Receivable for Fund shares sold.	2,126,050	418,048	934,710	98,086	—
Receivable for expense reimbursement	—	5,319	—	—	—
Unrealized appreciation on open forward foreign currency contracts (Note 4)	—	—	—	—	—
Variation margin on open future contracts (Note 4).	—	—	—	—	—
Unrealized appreciation on swap contracts (Note 4)	—	—	—	—	—
Deposits with counterparty(4)	558,000	—	—	—	—
Cash held at Broker	—	—	—	—	—
Prepaid expenses	47,687	9,395	24,269	5,602	845
Prepaid Chief Compliance Officer expense	1,723	—	1,050	—	—
Prepaid offering fees	—	—	—	—	—
Total Assets	4,447,226,705	970,856,295	2,138,289,577	384,936,226	30,165
LIABILITIES:
Payable for collateral received from securities on loan	6,728,123	15,585,626	39,244,796	959,784	—
Payable for Fund shares repurchased	2,717,115	566,898	1,227,698	373,917	—
Payable for securities purchased	11,079,208	4,053,428	2,364,411	968,881	—
Investment management fee payable	2,145,244	683,218	1,650,987	208,123	4
Transfer agent fees payable	455,324	97,863	226,747	32,923	28
Custody fee payable	229,789	68,964	295,221	46,101	9,948
Trustees’ fees payable.	43,146	9,619	24,252	5,365	7
Registration fees payable.	135,020	43,423	55,786	16,920	—
Shareholder services	89,731	7,560	38,233	—	1
Variation margin on open future contracts (Note 4).	12,420	—	—	—	—
Upfront premiums received on swap contracts	—	—	—	—	—
Unrealized depreciation on unfunded loan commitments	—	—	—	—	—
Unrealized depreciation on swap contracts(6) (Note 4)	—	—	—	—	—
Securities sold short(5) (Note 5).	—	—	—	—	—
Due to custodian(3)	26	—	—	—	—
Options contracts written, at value(6) (Note 4).	—	—	182,656	—	—
Unrealized depreciation on open forward foreign currency contracts (Note 4)	—	—	8,389	—	—
Foreign capital gains tax payable	—	—	1,294,251	—	—
Investment interest payable on securities sold short	—	—	—	—	—
Accrued Chief Compliance Officer expense	—	—	—	—	—
Accrued expenses.	63,686	22,757	92,932	9,463	7,597
Other expenses	—	—	—	—	180
Total Liabilities	23,698,832	21,139,356	46,706,359	2,621,477	17,765
Total Net Assets	$4,423,527,873	$949,716,939	$2,091,583,218	$382,314,749	$12,400
NET ASSETS:
Par value	$315,158	$80,781	$158,858	$40,115	$5
Paid-in capital in excess of par value	3,171,738,007	820,028,540	1,638,707,674	407,623,446	199,140,449
Total distributable earnings (losses).	1,251,474,708	129,607,618	452,716,686	(25,348,812)	(199,128,054)
Total Net Assets	$4,423,527,873	$949,716,939	$2,091,583,218	$382,314,749	$12,400
Total Net Assets Class I	$4,177,901,589	$898,266,888	$1,977,316,008	$361,677,979	$6,444
Total Net Assets Class Z	$245,626,284	$51,450,051	$114,267,210	$20,636,770	$5,956
Shares Outstanding Class I	293,895,444	75,422,527	148,995,182	37,884,813	2,457
Shares Outstanding Class Z	21,262,742	5,358,207	9,862,902	2,230,168	2,427
Net Asset Value Class I	$14.22	$11.91	$13.27	$9.55	$2.62
Net Asset Value Class Z	$11.55	$9.60	$11.59	$9.25	$2.45
(1) Investments, at cost.	$3,183,352,720	$798,324,151	$1,579,300,695	$368,552,708	$29,818
(2) Includes securities on loan	$6,541,671	$14,887,508	$35,257,864	$934,883	$—
(3) Foreign currency, at cost.	$(26)	$—	$1,232,669	$—	$—
(4) Related to futures contracts	$558,000	$—	$—	$—	$—
(5) Proceeds received .	$—	$—	$—	$—	$—
(6) Premiums received	$—	$—	$179,936	$—	$—
See Notes to Financial Statements.

Statements of Assets and Liabilities
August 31, 2020 (concluded)

	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund
ASSETS:
Investments, at value(1),(2)	$2,175,669,838	$397,003,318	$750,139,940	$895,603,271	$958,456,760
Foreign currency, at value(3).	—	—	—	—	—
Cash.	798	498	652	588	1,473
Unrealized appreciation on unfunded loan commitments	351	38,840	—	—	—
Receivable for securities sold	9,597,297	7,320,473	12,593,831	—	3,672,217
Dividends and interest receivable	8,331,926	2,924,570	8,882,761	6,574,081	1,651,678
Receivable for Fund shares sold.	1,368,621	195,688	354,981	365,950	480,871
Receivable for expense reimbursement	—	647	—	8,468	—
Unrealized appreciation on open forward foreign currency contracts (Note 4)	—	3,778	—	—	—
Variation margin on open future contracts (Note 4).	—	—	—	—	—
Unrealized appreciation on swap contracts (Note 4)	—	—	—	—	4,460,622
Deposits with counterparty(4)	—	—	4,000,000	—	30,641,153
Cash held at Broker	—	—	6,138,502	—	62,773,227
Prepaid expenses	33,701	14,283	10,182	20,593	12,432
Prepaid Chief Compliance Officer expense	1,941	6	—	—	751
Prepaid offering fees	—	—	—	—	—
Total Assets	2,195,004,473	407,502,101	782,120,849	902,572,951	1,062,151,184
LIABILITIES:
Payable for collateral received from securities on loan	—	6,567,375	11,580	—	9,658,436
Payable for Fund shares repurchased	1,322,654	160,265	445,829	271,778	488,264
Payable for securities purchased	69,568,650	23,143,722	31,650,682	25,225,348	8,942,567
Investment management fee payable	937,963	206,641	437,488	376,659	744,880
Transfer agent fees payable	237,616	41,121	77,195	93,256	101,930
Custody fee payable	246,276	58,313	79,394	128,932	84,897
Trustees’ fees payable.	25,438	4,107	8,654	11,214	10,401
Registration fees payable.	75,409	33,753	40,089	117,401	60,350
Shareholder services	39,501	—	6,235	19,037	13,281
Variation margin on open future contracts (Note 4).	—	—	—	—	—
Upfront premiums received on swap contracts	—	—	—	—	8,418,000
Unrealized depreciation on unfunded loan commitments	343	—	—	—	—
Unrealized depreciation on swap contracts(6) (Note 4)	—	—	—	—	73,308
Securities sold short(5) (Note 5).	—	—	4,936,389	—	69,505,304
Due to custodian(3)	—	23	—	—	—
Options contracts written, at value(6) (Note 4).	—	—	214,640	—	—
Swaptions contracts written, at value (Note 4)	—	—	—	—	2,045,280
Unrealized depreciation on open forward foreign currency contracts (Note 4)	—	379,740	355,799	—	—
Foreign capital gains tax payable	—	—	—	—	—
Investment interest payable on securities sold short	—	—	48,298	—	17,048
Accrued Chief Compliance Officer expense	—	—	699	—	—
Accrued expenses.	39,674	11,017	22,631	11,877	38,446
Other expenses	—	—	—	—	—
Total Liabilities	72,493,524	30,606,077	38,335,602	26,255,502	100,202,392
Total Net Assets	$2,122,510,949	$376,896,024	$743,785,247	$876,317,449	$961,948,792
NET ASSETS:
Par value	$203,730	$39,706	$77,339	$83,254	$98,634
Paid-in capital in excess of par value	2,041,641,793	391,447,903	778,642,377	832,160,166	977,775,132
Total distributable earnings (losses).	80,665,426	(14,591,585)	(34,934,469)	44,074,029	(15,924,974)
Total Net Assets	$2,122,510,949	$376,896,024	$743,785,247	$876,317,449	$961,948,792
Total Net Assets Class I	$2,012,825,835	$359,540,832	$707,918,443	$854,684,599	$915,706,374
Total Net Assets Class Z	$109,685,114	$17,355,192	$35,866,804	$21,632,850	$46,242,418
Shares Outstanding Class I	193,455,810	37,911,983	73,668,490	81,204,357	93,781,795
Shares Outstanding Class Z	10,274,321	1,793,843	3,670,822	2,049,696	4,851,785
Net Asset Value Class I	$10.40	$9.48	$9.61	$10.53	$9.76
Net Asset Value Class Z	$10.68	$9.67	$9.77	$10.55	$9.53
(1) Investments, at cost.	$2,101,659,800	$405,704,426	$761,481,788	$853,480,060	$911,896,380
(2) Includes securities on loan	$—	$6,435,405	$11,296	$—	$8,088,158
(3) Foreign currency, at cost.	$—	$(23)	$—	$—	$—
(4) Related to futures contracts	$—	$—	$—	$—	$—
(5) Proceeds received .	$—	$—	$4,631,302	$—	$65,109,921
(6) Premiums received	$—	$—	$818,848	$—	$—
See Notes to Financial Statements.

Statements of Operations
For the Six Months Ended August 31, 2020 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Real Assets Fund
INVESTMENT INCOME:
Dividends.	$30,084,588	$5,858,993	$17,295,227	$9,732,152	$4,321
Interest	33,550	10,618	22,397	4,595	11
Income from securities lending	111,030	131,173	394,426	26,092	—
Less: Foreign taxes withheld (Note 5).	(19,062)	—	(1,797,590)	(312,268)	—
Miscellaneous income	—	—	—	—	—
Total Investment Income	30,210,106	6,000,784	15,914,460	9,450,571	4,332
EXPENSES:
Investment management fee (Note 7).	14,578,851	3,880,546	9,376,730	1,577,711	1,069
Transfer agent fees	2,818,685	621,313	1,362,134	287,191	157
Custody fees	470,412	134,825	625,610	86,851	—
Trustees’ fees	128,842	28,990	64,212	14,274	13
Insurance	36,062	8,766	18,568	4,335	187
Audit and tax	24,363	7,968	31,970	5,745	—
Legal expense	70,810	16,457	30,668	7,555	1
Chief Compliance Officer expense	65,094	15,838	31,241	8,039	1
Shareholder services	109,815	26,346	56,593	13,935	158
Registration fees	90,926	33,990	50,658	21,473	13
Miscellaneous expense	55,507	14,725	36,420	8,891	1
Interest and dividend expense.	—	—	—	—	—
Total Expenses	18,449,367	4,789,764	11,684,804	2,036,000	1,600
Less: Fee waivers and/or expense reimbursement (Note 7)	(2,483,159)	(28,808)	(173,219)	(231,717)	(652)
Net Expenses	15,966,208	4,760,956	11,511,585	1,804,283	948
Net Investment Income (Loss)	$14,243,898	$1,239,828	$4,402,875	$7,646,288	$3,384
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS, OPTIONS
CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS,
SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$(79,431,761)	$(58,524,890)	$(66,350,473)	$(46,481,588)	$(97,943)
Futures contracts	(255,380)	—	—	—	—
Forward sale commitments	—	—	—	—	—
Option written	—	—	214,958	56,750	—
Securities sold short	—	—	—	142,124	—
Swap contracts	—	—	—	—	—
Forward foreign currency contracts.	—	—	(855,785)	—	—
Foreign currency transactions	1,676	—	(151,989)	(94,604)	(2)
Realized Gain (Loss)	(79,685,465)	(58,524,890)	(67,143,289)	(46,377,318)	(97,945)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	803,274,805	131,365,047	355,347,882*	29,254,649	44,481
Futures contracts	1,679,978	—	—	—	—
Unfunded loan commitments	—	—	—	—	—
Options contracts written	—	—	(99,093)	27,230	—
Forward sale commitments	—	—	—	—	—
Securities sold short	—	—	—	—	—
Swap contracts	—	—	—	—	—
Forward foreign currency contracts.	—	—	583,111	—	—
Foreign currency transactions	2,134	—	156,136	27,101	1
Change in Net Unrealized Appreciation (Depreciation):.	804,956,917	131,365,047	355,988,036	29,308,980	44,482
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	725,271,452	72,840,157	288,844,747	(17,068,338)	(53,463)
Total Increase (Decrease) in Net Assets from Operations.	$739,515,350	$74,079,985	$293,247,622	$(9,422,050)	$(50,079)

*
Includes accrued foreign capital gains tax of  $1,294,251 for Destinations International Equity Fund.

See Notes to Financial Statements.

Statements of Operations
For the Six Months Ended August 31, 2020 (concluded)

	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund
INVESTMENT INCOME:
Dividends.	$147,714	$153,670	$631,855	$—	$7,328,301
Interest	32,153,823	8,484,336	18,547,478	9,317,014	7,527,937
Income from securities lending	1,471	31,665	1,096	—	122,431
Less: Foreign taxes withheld (Note 5).	—	—	(3,533)	—	—
Miscellaneous income	—	—	—	—	—
Total Investment Income	32,303,008	8,669,671	19,176,896	9,317,014	14,978,669
EXPENSES:
Investment management fee (Note 7).	6,713,926	1,233,025	3,017,217	3,057,391	6,096,420
Transfer agent fees	1,503,246	257,610	518,338	653,845	659,486
Custody fees	416,872	84,858	136,471	246,766	161,246
Trustees’ fees	69,143	11,538	24,000	29,748	29,967
Insurance	18,655	2,071	7,183	8,392	8,694
Audit and tax	17,089	6,792	9,389	6,876	12,792
Legal expense	30,747	5,997	3,987	14,360	20,712
Chief Compliance Officer expense	30,545	5,263	11,837	14,639	13,680
Shareholder services	57,923	10,834	21,980	25,926	26,560
Registration fees	50,112	32,123	30,172	68,122	33,631
Broker fees on securities sold short	—	—	16,943	—	225,278
Miscellaneous expense	30,492	7,168	13,844	14,542	97,861
Interest and dividend expense.	—	—	76,673	—	695,292
Total Expenses	8,938,750	1,657,279	3,888,034	4,140,607	8,081,619
Less: Fee waivers and/or expense reimbursement (Note 7)	(955,767)	(10,347)	(391,148)	(673,958)	(1,710,493)
Net Expenses	7,982,983	1,646,932	3,496,886	3,466,649	6,371,126
Net Investment Income (Loss)	$24,320,025	$7,022,739	$15,680,010	$5,850,365	$8,607,543
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS, OPTIONS
CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS,
SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$6,990,748	$(4,249,868)	$(12,371,296)	$4,631,995	$(40,703,436)
Futures contracts	—	—	—	—	—
Forward sale commitments	(31,789)	—	11,885	—	—
Option written	—	—	539,248	—	—
Securities sold short	—	—	126,413	—	(258,167)
Swap contracts	—	—	—	—	353,333
Forward foreign currency contracts.	—	(633,312)	(987,291)	—	—
Foreign currency transactions	—	(243,394)	(347,729)	—	—
Realized Gain (Loss)	6,958,959	(5,126,574)	(13,028,770)	4,631,995	(40,608,270)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(10,176,122)	(2,889,482)	(4,582,550)	(10,624,932)	51,657,085
Futures contracts	—	—	—	—	—
Unfunded loan commitments	104	38,840	21,767	—	—
Options contracts written	—	—	696,268	—	—
Swaptions contracts written	—	—	—	—	(758,343)
Forward sale commitments	—	—	—	—	—
Securities sold short	—	—	(25,128)	—	(3,809,577)
Swap contracts	—	—	—	—	3,588,219
Forward foreign currency contracts.	—	(269,711)	(190,500)	—	—
Foreign currency transactions	—	(1,186)	(43,613)	—	—
Change in Net Unrealized Appreciation (Depreciation):.	(10,176,018)	(3,121,539)	(4,123,756)	(10,624,932)	50,677,384
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(3,217,059)	(8,248,113)	(17,152,526)	(5,992,937)	10,069,114
Total Increase (Decrease) in Net Assets from Operations.	$21,102,966	$(1,225,374)	$(1,472,516)	$(142,572)	$18,676,657
See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2020 and Year Ended February 29, 2020

	Destinations Large Cap Equity Fund		Destinations Small-Mid Cap Equity Fund		Destinations International Equity Fund
	August 31, 2020	February 29, 2020	August 31, 2020	February 29, 2020	August 31, 2020	February 29, 2020
OPERATIONS:
Net investment income (loss)	$14,243,898	$32,504,725	$1,239,828	$5,482,939	$4,402,875	$14,166,306
Net realized gain (loss)	(79,685,465)	116,742,791	(58,524,890)	70,257,036	(67,143,289)	(10,345,207)
Change in unrealized appreciation (depreciation).	804,956,917	(4,621,536)	131,365,047	(67,644,492)	355,988,036	68,360,504
Increase (Decrease) in Net Assets From Operations	739,515,350	144,625,980	74,079,985	8,095,483	293,247,622	72,181,603
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5) :
Class I	—	(70,387,255)	—	(39,088,932)	—	(14,409,188)
Class Z.	—	(4,910,206)	—	(2,479,931)	—	(967,627)
Decrease in Net Assets From Distributions to Shareholders	—	(75,297,461)	—	(41,568,863)	—	(15,376,815)
FUND SHARE TRANSACTIONS :
Net proceeds from sale of shares:
Class I	307,864,235	687,696,868	52,725,208	151,392,598	144,910,295	484,248,356
Class Z	41,117,592	157,982,878	8,216,625	37,418,996	19,773,961	78,919,083
Reinvestment of distributions:
Class I	—	70,064,855	—	38,932,538	—	14,344,776
Class Z	—	4,805,308	—	2,425,248	—	945,298
Cost of shares repurchased:
Class I	(480,363,425)	(606,829,956)	(114,302,846)	(232,103,803)	(329,344,599)	(289,422,489)
Class Z	(35,152,055)	(28,981,976)	(7,345,202)	(9,090,425)	(20,584,238)	(13,517,569)
Increase (Decrease) in Net Assets From Fund Share Transactions	(166,533,653)	284,737,977	(60,706,215)	(11,024,848)	(185,244,581)	275,517,455
Increase (Decrease) in Net Assets.	572,981,697	354,066,496	13,373,770	(44,498,228)	108,003,041	332,322,243
NET ASSETS:
Beginning of period	3,850,546,176	3,496,479,680	936,343,169	980,841,397	1,983,580,177	1,651,257,934
End of period	$4,423,527,873	$3,850,546,176	$949,716,939	$936,343,169	2,091,583,218	$1,983,580,177

	Destinations Equity Income Fund		Destinations Real Assets Fund
	August 31, 2020	February 29, 2020	August 31, 2020	February 29, 2020
OPERATIONS:
Net investment income (loss)	$7,646,288	$15,351,335	$3,384	$420,459
Net realized gain (loss)	(46,377,318)	7,689,707	(97,945)	(184,051,995)
Change in unrealized appreciation (depreciation).	29,308,980	(28,733,491)	44,482	104,177,946
Increase (Decrease) in Net Assets From Operations	(9,422,050)	(5,692,449)	(50,079)	(79,453,590)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5) :
Class I	(5,237,159)	(18,227,009)	—	(452,917)
Class Z.	(295,563)	(771,020)	—	(6,496)
Decrease in Net Assets From Distributions to Shareholders	(5,532,722)	(18,998,029)	—	(459,413)
FUND SHARE TRANSACTIONS :
Net proceeds from sale of shares:
Class I	19,840,618	158,290,331	381	15,254,257
Class Z	4,836,809	16,258,551	155	4,902,446
Reinvestment of distributions:
Class I	5,205,718	18,155,522	—	449,817
Class Z	273,688	741,452	—	3,372
Cost of shares repurchased:
Class I	(89,755,537)	(103,715,628)	(313,515)	(151,381,248)
Class Z	(5,156,322)	(4,556,237)	(6,129)	(6,519,094)
Increase (Decrease) in Net Assets From Fund Share Transactions	(64,755,026)	85,173,991	(319,108)	(137,290,450)
Increase (Decrease) in Net Assets.	(79,709,798)	60,483,513	(369,187)	(217,203,453)
NET ASSETS:
Beginning of period	462,024,547	401,541,034	381,587	217,585,040
End of period	$382,314,749	$462,024,547	$12,400	$381,587
See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2020 and Year Ended February 29, 2020 (concluded)

	Destinations Core Fixed Income Fund		Destinations Low Duration Fixed Income Fund		Destinations Global Fixed Income Opportunities Fund
	August 31, 2020	February 29, 2020	August 31, 2020	February 29, 2020	August 31, 2020	February 29, 2020
OPERATIONS:
Net investment income (loss)	$24,320,025	$53,209,166	$7,022,739	$12,784,338	$15,680,010	$31,298,365
Net realized gain (loss)	6,958,959	4,395,533	(5,126,574)	941,198	(13,028,770)	(1,190,867)
Change in unrealized appreciation (depreciation).	(10,176,018)	103,247,183	(3,121,539)	(3,508,510)	(4,123,756)	2,480,370
Increase (Decrease) in Net Assets From Operations	21,102,966	160,851,882	(1,225,374)	10,217,026	(1,472,516)	32,587,868
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5) :
Class I	(21,237,391)	(50,516,772)	(6,552,893)	(12,933,632)	(15,324,830)	(30,641,902)
Class Z.	(1,186,777)	(2,007,044)	(315,073)	(443,298)	(766,879)	(1,110,273)
Decrease in Net Assets From Distributions to Shareholders	(22,424,168)	(52,523,816)	(6,867,966)	(13,376,930)	(16,091,709)	(31,752,175)
FUND SHARE TRANSACTIONS :
Net proceeds from sale of shares:
Class I	301,446,148	348,432,072	91,344,319	65,581,427	98,407,227	120,893,391
Class Z	28,100,871	80,705,308	5,705,491	13,490,093	8,864,171	26,572,816
Reinvestment of distributions:
Class I	21,123,811	50,302,690	6,515,453	12,874,976	15,236,814	30,502,657
Class Z	1,140,406	1,957,744	302,062	432,843	728,882	1,080,878
Cost of shares repurchased:
Class I	(204,482,792)	(315,867,814)	(51,002,230)	(140,784,379)	(122,408,069)	(187,943,047)
Class Z	(18,087,077)	(16,349,302)	(2,619,540)	(5,578,498)	(7,063,820)	(7,700,048)
Increase (Decrease) in Net Assets From Fund Share Transactions	129,241,367	149,180,698	50,245,555	(53,983,538)	(6,234,795)	(16,593,353)
Increase (Decrease) in Net Assets.	127,920,165	257,508,764	42,152,215	(57,143,442)	(23,799,020)	(15,757,660)
NET ASSETS:
Beginning of period	1,994,590,784	1,737,082,020	334,743,809	391,887,251	767,584,267	783,341,927
End of period	$2,122,510,949	$1,994,590,784	$376,896,024	$334,743,809	$743,785,247	$767,584,267

	Destinations Municipal Fixed Income Fund		Destinations Multi Strategy Alternatives Fund
	August 31, 2020	February 29, 2020	August 31, 2020	February 29, 2020
OPERATIONS:
Net investment income (loss)	$5,850,365	$13,932,748	$8,607,543	$35,814,829
Net realized gain (loss)	4,631,995	5,438,656	(40,608,270)	(20,667,942)
Change in unrealized appreciation (depreciation).	(10,624,932)	43,620,176	50,677,384	18,032,204
Increase (Decrease) in Net Assets From Operations	(142,572)	62,991,580	18,676,657	33,179,091
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5) :
Class I	(7,329,354)	(19,976,187)	(7,359,602)	(41,009,701)
Class Z.	(188,646)	(388,838)	(388,249)	(1,515,766)
Decrease in Net Assets From Distributions to Shareholders	(7,518,000)	(20,365,025)	(7,747,851)	(42,525,467)
FUND SHARE TRANSACTIONS :
Net proceeds from sale of shares:
Class I	87,317,722	141,594,898	100,662,879	140,648,524
Class Z	7,473,709	9,524,563	9,507,370	32,455,097
Reinvestment of distributions:
Class I	7,277,128	19,854,143	7,324,290	40,884,655
Class Z	176,219	376,396	373,046	1,477,184
Cost of shares repurchased:
Class I	(110,832,816)	(186,875,852)	(90,521,134)	(181,461,416)
Class Z	(4,425,632)	(4,237,551)	(5,744,752)	(7,529,152)
Increase (Decrease) in Net Assets From Fund Share Transactions	(13,013,670)	(19,763,403)	21,601,699	26,474,892
Increase (Decrease) in Net Assets.	(20,674,242)	22,863,152	32,530,505	17,128,516
NET ASSETS:
Beginning of period	896,991,691	874,128,539	929,418,287	912,289,771
End of period	$876,317,449	$896,991,691	$961,948,792	$929,418,287
See Notes to Financial Statements.

Financial Highlights
Destinations Large Cap Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2020(1)	2020	2019	2018(1)
Net asset value, Beginning of Period	$11.88	$11.61	$11.71	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.04	0.10	0.11	0.10
Net realized and unrealized gain	2.30	0.40	0.18	1.69
Total Income from Operations	2.34	0.50	0.29	1.79
Less Distributions From:
Net investment income	—	(0.10)	(0.10)	(0.08)
Net realized gain.	—	(0.13)	(0.29)	—
Total Distributions.	—	(0.23)	(0.39)	(0.08)
Net Asset Value, End of Period	$14.22	$11.88	$11.61	$11.71
Total Return(3)	19.70%(4)	4.18%	2.73%	17.89%(4)
Net Assets, End of Period (millions)	$4,178	$3,651	$3,427	$2,804
Ratios to Average Net Assets:
Gross expenses	0.96%(5)	0.95%	0.97%	0.98%(5)
Net expenses(6)	0.83%(5)	0.82%	0.85%	0.85%(5)
Net investment income(6)	0.72%(5)	0.84%	0.91%	0.97%(5)
Portfolio Turnover Rate(7)	26%(4)	49%	28%	52%(4)

(1)
Figures are for the period ended August 31, 2020 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Large Cap Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2020(1)	2020	2019(1)
Net asset value, Beginning of Period	$9.65	$9.46	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.04	0.10	0.07
Net realized and unrealized gain	1.86	0.34	(0.21)
Total Income from Operations	1.90	0.44	(0.14)
Less Distributions From:
Net investment income	—	(0.12)	(0.11)
Net realized gain.	—	(0.13)	(0.29)
Total Distributions.	—	(0.25)	(0.40)
Net Asset Value, End of Period	$11.55	$9.65	$9.46
Total Return(3)	19.69%(4)	4.45%	(0.94)%(4)
Net Assets, End of Period (millions)	$246	$200	$70
Ratios to Average Net Assets:
Gross expenses	0.81%(5)	0.80%	0.82%(5)
Net expenses(6)	0.68%(5)	0.67%	0.70%(5)
Net investment income(6)	0.87%(5)	0.96%	1.06%(5)
Portfolio Turnover Rate(7)	22%(4)	49%	28%(4)

(1)
Figures are for the period ended August 31, 2020 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Small Mid Cap Equity

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2020(1)	2020	2019	2018(1)
Net asset value, Beginning of Period	$10.92	$11.31	$10.98	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.01	0.06	0.06	0.04
Net realized and unrealized gain	0.98	0.04	0.84	1.04
Total Income from Operations	0.99	0.10	0.90	1.08
Less Distributions From:
Net investment income	—	(0.06)	(0.05)	(0.04)
Net realized gain.	—	(0.43)	(0.52)	(0.06)
Total Distributions.	—	(0.49)	(0.57)	(0.10)
Net Asset Value, End of Period	$11.91	$10.92	$11.31	$10.98
Total Return(3)	9.07%(4)	0.52%	9.02%	10.83%(4)
Net Assets, End of Period (millions)	$898	$890	$962	$701
Ratios to Average Net Assets:
Gross expenses	1.13%(5)	1.11%	1.12%	1.14%(5)
Net expenses(6)	1.12%(5)	1.08%	1.03%	1.03%(5)
Net investment income(6)	0.28%(5)	0.54%	0.53%	0.41%(5)
Portfolio Turnover Rate(7)	75%(4)	110%	85%	112%(4)

(1)
Figures are for the period ended August 31, 2020 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Small Mid Cap Equity

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2020(1)	2020	2019(1)
Net asset value, Beginning of Period	$8.80	$9.20	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.02	0.06	0.04
Net realized and unrealized gain	0.78	0.05	(0.25)
Total Income from Operations	0.80	0.11	(0.21)
Less Distributions From:
Net investment income	—	(0.08)	(0.07)
Net realized gain.	—	(0.43)	(0.52)
Total Distributions.	—	(0.51)	(0.59)
Net Asset Value, End of Period	$9.60	$8.80	$9.20
Total Return(3)	9.09%(4)	0.69%	(1.24)%(4)
Net Assets, End of Period (millions)	$51	$46	$19
Ratios to Average Net Assets:
Gross expenses	0.99%(5)	0.97%	0.97%(5)
Net expenses(6)	0.98%(5)	0.94%	0.88%(5)
Net investment income(6)	0.42%(5)	0.66%	0.68%(5)
Portfolio Turnover Rate(7)	75%(4)	110%	85%(4)

(1)
Figures are for the period ended August 31, 2020 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations International Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2020(1)	2020	2019	2018(1)
Net asset value, Beginning of Period	$11.30	$10.86	$11.69	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.03	0.09	0.09	0.07
Net realized and unrealized gain	1.94	0.44	(0.77)	1.70
Total Income from Operations	1.97	0.53	(0.68)	1.77
Less Distributions From:
Net investment income	—	(0.09)	(0.12)	(0.07)
Net realized gain.	—	—	(0.03)	(0.01)
Total Distributions.	—	(0.09)	(0.15)	(0.08)
Net Asset Value, End of Period	$13.27	$11.30	$10.86	$11.69
Total Return(3)	17.43%(4)	4.83%	(5.71)%	17.70%(4)
Net Assets, End of Period (millions)	$1,977	$1,884	$1,618	$1,413
Ratios to Average Net Assets:
Gross expenses	1.25%(5)	1.25%	1.28%	1.30%(5)
Net expenses(6)	1.23%(5)	1.17%	1.18%	1.15%(5)
Net investment income(6)	0.46%(5)	0.77%	0.83%	0.69%(5)
Portfolio Turnover Rate(7)	21%(4)	27%	32%	50%(4)

(1)
Figures are for the period ended August 31, 2020 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations International Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2020(1)	2020	2019(1)
Net asset value, Beginning of Period	$9.86	$9.48	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.03	0.06	0.02
Net realized and unrealized gain	1.70	0.43	(0.38)
Total Income from Operations	1.73	0.49	(0.36)
Less Distributions From:
Net investment income	—	(0.11)	(0.13)
Net realized gain.	—	—	(0.03)
Total Distributions.	—	(0.11)	(0.16)
Net Asset Value, End of Period	$11.59	$9.86	$9.48
Total Return(3)	17.55%(4)	5.05%	(3.43)%(4)
Net Assets, End of Period (millions)	$114	$99	$33
Ratios to Average Net Assets:
Gross expenses	1.10%(5)	1.10%	1.13%(5)
Net expenses(6)	1.09%(5)	1.02%	1.03%(5)
Net investment income(6)	0.60%(5)	0.62%	0.98%(5)
Portfolio Turnover Rate(7)	21%(4)	27%	32%(4)

(1)
Figures are for the period ended August 31, 2020 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Equity Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2020(1)	2020	2019	2018(1)
Net asset value, Beginning of Period	$9.74	$10.20	$10.14	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.18	0.35	0.32	0.31
Net realized and unrealized gain	(0.24)	(0.40)	0.39	0.12
Total Income from Operations	(0.06)	(0.05)	0.71	0.43
Less Distributions From:
Net investment income	(0.13)	(0.32)	(0.29)	(0.26)
Net realized gain.	—	(0.09)	(0.36)	(0.03)
Total Distributions.	(0.13)	(0.41)	(0.65)	(0.29)
Net Asset Value, End of Period	$9.55	$9.74	$10.20	$10.14
Total Return(3)	(0.53)%(4)	(0.78)%	7.52%	4.34%(4)
Net Assets, End of Period (millions)	$362	$441	$391	$320
Ratios to Average Net Assets:
Gross expenses	1.04%(5)	1.03%	1.04%	1.05%(5)
Net expenses(6)	0.92%(5)	0.88%	0.87%	0.93%(5)
Net investment income(6)	3.87%(5)	3.31%	3.13%	3.18%(5)
Portfolio Turnover Rate(7)	34%(4)	43%	74%	57%(4)

(1)
Figures are for the period ended August 31, 2020 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Equity Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2020(1)	2020	2019(1)
Net asset value, Beginning of Period	$9.44	$9.89	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.18	0.36	0.20
Net realized and unrealized gain	(0.24)	(0.38)	0.21
Total Income from Operations	(0.06)	(0.02)	0.41
Less Distributions From:
Net investment income	(0.13)	(0.34)	(0.16)
Net realized gain.	—	(0.09)	(0.36)
Total Distributions.	(0.13)	(0.43)	(0.52)
Net Asset Value, End of Period	$9.25	$9.44	$9.89
Total Return(3)	(0.50)%(4)	(0.58)%	4.51%(4)
Net Assets, End of Period (millions)	$21	21	$10
Ratios to Average Net Assets:
Gross expenses	0.89%(5)	0.88%	0.89%(5)
Net expenses(6)	0.77%(5)	0.74%	0.72%(5)
Net investment income(6)	4.01%(5)	3.46%	3.28%(5)
Portfolio Turnover Rate(7)	34%(4)	43%	74%(4)

(1)
Figures are for the period ended August 31, 2020 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Real Assets Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2020(1)	2020	2019	2018(1)
Net asset value, Beginning of Period	$2.81	$6.43	$8.94	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.04	0.02	0.02	0.00(3)
Net realized and unrealized gain	(0.23)	(2.75)	(2.52)	(0.78)
Total Income from Operations	(0.19)	(2.73)	(2.50)	(0.78)
Less Distributions From:
Net investment income	—	(0.89)	(0.00)(3)	(0.04)
Net realized gain.	—	—	(0.01)	(0.24)
Total Distributions.	—	(0.89)	(0.01)	(0.28)
Net Asset Value, End of Period	$2.62	$2.81	$6.43	$8.94
Total Return(4)	(9.25)%(5)	(44.29)%	(27.95)%	(7.95)%(5)
Net Assets, End of Period (millions)	$0	$0	$214	$223
Ratios to Average Net Assets:
Gross expenses	1.49%(6)	1.27%	1.24%	1.29%(6)
Net expenses(7)	0.89%(6)	1.14%	1.20%	1.19%(6)
Net investment income(7)	3.13%(6)	0.39%	0.21%	0.02%(6)
Portfolio Turnover Rate(8)	5%(5)	198%	66%	58%(5)

(1)
Figures are for the period ended August 31, 2020 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Amounts represent less than 0.01.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Real Assets Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2020(1)	2020	2019(1)
Net asset value, Beginning of Period	$2.63	$6.50	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.03	0.03	0.02
Net realized and unrealized gain	(0.21)	(2.61)	(3.50)
Total Income from Operations	(0.18)	(2.58)	(3.48)
Less Distributions From:
Net investment income	—	(1.29)	(0.01)
Net realized gain.	—	—	(0.01)
Total Distributions.	—	(1.29)	(0.02)
Net Asset Value, End of Period	$2.45	$2.63	$6.50
Total Return(3)	(9.51)%(4)	(41.64)%	(34.79)%(4)
Net Assets, End of Period (millions)	$0	$0	$4
Ratios to Average Net Assets:
Gross expenses	1.34%(5)	1.04%	1.09%(5)
Net expenses(6)	0.73% (5)	0.91%	1.05%(5)
Net investment income(6)	3.27% (5)	0.50%	0.36%(5)
Portfolio Turnover Rate(7)	5%(4)	198%	66%(4)

(1)
Figures are for the period ended August 31, 2020 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Core Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2020(1)	2020	2019	2018(1)
Net asset value, Beginning of Period	$10.42	$9.83	$9.83	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.12	0.28	0.28	0.21
Net realized and unrealized gain	(0.03)	0.59	(0.01)	(0.17)
Total Income from Operations	0.09	0.87	0.27	0.04
Less Distributions From:
Net investment income	(0.11)	(0.28)	(0.27)	(0.19)
Net realized gain.	—	—	—	(0.02)
Total Distributions.	(0.11)	(0.28)	(0.27)	(0.21)
Net Asset Value, End of Period	$10.40	$10.42	$9.83	$9.83
Total Return(3)	0.90%(4)	8.97%	2.77%	0.34%(4)
Net Assets, End of Period (millions)	$2,013	$1,896	$1,708	$1,500
Ratios to Average Net Assets:
Gross expenses	0.87%(5)	0.88%	0.89%	0.90%(5)
Net expenses(6)	0.78%(5)	0.80%	0.81%	0.82%(5)
Net investment income(6)	2.35%(5)	2.80%	2.85%	2.22%(5)
Portfolio Turnover Rate(7)	37%(4)	43%	64%	170%(4)

(1)
Figures are for the period ended August 31, 2020 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Core Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2020(1)	2020	2019(1)
Net asset value, Beginning of Period	$10.69	$10.08	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.13	0.30	0.20
Net realized and unrealized gain	(0.02)	0.61	0.03
Total Income from Operations	0.11	0.91	0.23
Less Distributions From:
Net investment income	(0.12)	(0.30)	(0.15)
Total Distributions.	(0.12)	(0.30)	(0.15)
Net Asset Value, End of Period	$10.68	$10.69	$10.08
Total Return(3)	1.05%(4)	9.11%	2.29%(4)
Net Assets, End of Period (millions)	$110	$99	$29
Ratios to Average Net Assets:
Gross expenses	0.72%(5)	0.73%	0.74%(5)
Net expenses(6)	0.63%(5)	0.65%	0.66%(5)
Net investment income(6)	2.50%(5)	2.90%	3.00%(5)
Portfolio Turnover Rate(7)	37%(4)	43%	64%(4)

(1)
Figures are for the period ended August 31, 2020 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Low Duration Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2020(1)	2020	2019	2018(1)
Net asset value, Beginning of Period	$9.75	$9.84	$9.90	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.19	0.33	0.35	0.27
Net realized and unrealized gain	(0.28)	(0.08)	(0.08)	(0.12)
Total Income from Operations	(0.09)	0.25	0.27	0.15
Less Distributions From:
Net investment income	(0.18)	(0.34)	(0.33)	(0.25)
Total Distributions.	(0.18)	(0.34)	(0.33)	(0.25)
Net Asset Value, End of Period	$9.48	$9.75	$9.84	$9.90
Total Return(3)	(0.83)%(4)	2.59%	2.79%	1.52%(4)
Net Assets, End of Period (millions)	$360	$320	$386	$178
Ratios to Average Net Assets:
Gross expenses	0.95%(5)	0.96%	0.97%	1.00%(5)
Net expenses(6)	0.94%(5)	0.94%	0.93%	0.94%(5)
Net investment income(6)	3.98%(5)	3.30%	3.51%	2.84%(5)
Portfolio Turnover Rate(7)	95%(4)	138%	120%	32%(4)

(1)
Figures are for the period ended August 31, 2020 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Low Duration Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2020(1)	2020	2019(1)
Net asset value, Beginning of Period	$9.94	$10.03	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.20	0.34	0.22
Net realized and unrealized gain	(0.28)	(0.07)	(0.03)
Total Income from Operations	(0.08)	0.27	0.19
Less Distributions From:
Net investment income	(0.19)	(0.36)	(0.16)
Total Distributions.	(0.19)	(0.36)	(0.16)
Net Asset Value, End of Period	$9.67	$9.94	$10.03
Total Return(3)	(0.74)%(4)	2.69%	1.82%(4)
Net Assets, End of Period (millions)	$17	$14	$6
Ratios to Average Net Assets:
Gross expenses	0.80%(5)	0.82%	0.82%(5)
Net expenses(6)	0.79%(5)	0.81%	0.78%(5)
Net investment income(6)	4.13%(5)	3.40%	3.66%(5)
Portfolio Turnover Rate(7)	95%(4)	138%	120%(4)

(1)
Figures are for the period ended August 31, 2020 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Global Fixed Income Opportunities Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2020(1)	2020	2019	2018(1)
Net asset value, Beginning of Period	$9.83	$9.82	$9.99	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.21	0.39	0.38	0.37
Net realized and unrealized gain	(0.22)	0.02	(0.18)	(0.02)
Total Income from Operations	(0.01)	0.41	0.20	0.35
Less Distributions From:
Net investment income	(0.21)	(0.40)	(0.37)	(0.35)
Net realized gain.	—	—	—	(0.01)
Total Distributions.	(0.21)	(0.40)	(0.37)	(0.36)
Net Asset Value, End of Period	$9.61	$9.83	$9.82	$9.99
Total Return(3)	0.03%(4)	4.18%	2.20%	3.34%(4)
Net Assets, End of Period (millions)	$708	$733	$769	$601
Ratios to Average Net Assets:
Gross expenses(6)	1.10%(5)	1.11%	1.09%	1.10%(5)
Net expenses(6)(7)	0.99%(5)	1.00%	0.98%	0.99%(5)
Net investment income(7)	4.41%(5)	3.92%	3.90%	3.88%(5)
Portfolio Turnover Rate(8)	95%(4)	84%	79%	64%(4)

(1)
Figures are for the period ended August 31, 2020 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent less than 0.02%, 0.03% and 0.00%
(annualized) for the period ended August 31, 2020, for the year ended February 29, 2020 and the year ended February 28, 2019, respectively. Ratios include borrowing expense on short sales which represent less than 0.00% for the period ended August 31, 2020.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Global Fixed Income Opportunities Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2020(1)	2020	2019(1)
Net asset value, Beginning of Period	$9.99	$9.98	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.22	0.41	0.26
Net realized and unrealized gain	(0.22)	0.01	(0.08)
Total Income from Operations	0.00	0.42	0.18
Less Distributions From:
Net investment income	(0.22)	(0.41)	(0.20)
Net realized gain.	—	—	—
Total Distributions.	(0.22)	(0.41)	(0.20)
Net Asset Value, End of Period	$9.77	$9.99	$9.98
Total Return(3)	0.11%(4)	4.26%	1.72%(4)
Net Assets, End of Period (millions)	$36	$34	$14
Ratios to Average Net Assets:
Gross expenses(6)	0.95%(5)	0.96%	0.94%(5)
Net expenses(6)(7)	0.84%(5)	0.85%	0.83%(5)
Net investment income(7)	4.56%(5)	4.06%	4.05%(5)
Portfolio Turnover Rate(8)	95%(4)	84%	79%(4)

(1)
Figures are for the period ended August 31, 2020 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent less than 0.02%, 0.03% and 0.00%
(annualized) for the period ended August 31, 2020, for the year ended February 29, 2020 and the period ended February 28, 2019, respectively. Ratios include borrowing expense on short sales which represent less than 0.00% for the period ended August 31, 2020.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Municipal Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2020(1)	2020	2019	2018(1)
Net asset value, Beginning of Period	$10.61	$10.11	$9.93	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.07	0.16	0.17	0.08
Net realized and unrealized gain	(0.06)	0.58	0.15	(0.09)
Total Income from Operations	0.01	0.74	0.32	(0.01)
Less Distributions From:
Net investment income	(0.09)	(0.20)	(0.14)	(0.05)
Net realized gain.	—	(0.04)	—	(0.01)
Total Distributions.	(0.09)	(0.24)	(0.14)	(0.06)
Net Asset Value, End of Period	$10.53	$10.61	$10.11	$9.93
Total Return(3)	0.11%(4)	7.38%	3.30%	(0.14)%(4)
Net Assets, End of Period (millions)	$855	$878	$862	$230
Ratios to Average Net Assets:
Gross expenses	0.95%(5)	0.95%	0.95%	0.97%(5)
Net expenses(6)	0.80%(5)	0.80%	0.80%	0.80%(5)
Net investment income(6)	1.34%(5)	1.56%	1.71%	0.79%(5)
Portfolio Turnover Rate(7)	19%(4)	38%	84%	69%(4)

(1)
Figures are for the period ended August 31, 2020 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Municipal Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2020(1)	2020	2019(1)
Net asset value, Beginning of Period	$10.64	$10.14	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.08	0.18	0.13
Net realized and unrealized gain	(0.07)	0.57	0.11
Total Income from Operations	0.01	0.75	0.24
Less Distributions From:
Net investment income	(0.10)	(0.21)	(0.10)
Net realized gain.	—	(0.04)	—
Total Distributions.	(0.10)	(0.25)	(0.10)
Net Asset Value, End of Period	$10.55	$10.64	$10.14
Total Return(3)	0.09%(4)	7.51%	2.42%(4)
Net Assets, End of Period (millions)	$21	$19	$12
Ratios to Average Net Assets:
Gross expenses	0.80%(5)	0.80%	0.80%(5)
Net expenses(6)	0.65%(5)	0.65%	0.65%(5)
Net investment income(6)	1.49%(5)	1.71%	1.86%(5)
Portfolio Turnover Rate(7)	19%(4)	38%	84%(4)

(1)
Figures are for the period ended August 31, 2020 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Multi Strategy Alternatives Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2020(1)	2020	2019	2018(1)
Net asset value, Beginning of Period	$9.67	$9.76	$10.20	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.09	0.37	0.40	0.27
Net realized and unrealized gain	0.08	(0.02)	(0.32)	0.13
Total Income from Operations	0.17	0.35	0.08	0.40
Less Distributions From:
Net investment income	(0.08)	(0.41)	(0.35)	(0.20)
Net realized gain.	—	(0.03)	(0.17)	—
Total Distributions.	(0.08)	(0.44)	(0.52)	(0.20)
Net Asset Value, End of Period	$9.76	$9.67	$9.76	$10.20
Total Return(3)	1.82%(4)	3.76%	1.10%	3.94%(4)
Net Assets, End of Period (millions)	$916	$888	$897	$909
Ratios to Average Net Assets:
Gross expenses(6)	1.80%(5)	1.73%	1.71%	1.73%(5)
Net expenses(6)(7)	1.42%(5)	1.34%	1.23%	1.25%(5)
Net investment income(7)	1.90%(5)	3.86%	4.01%	2.82%(5)
Portfolio Turnover Rate(8)	65%(4)	119%	109%	111%(4)

(1)
Figures are for the period ended August 31, 2020 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent less than 0.16%, 0.16%, 0.12% and 0.12%
(annualized) for the period ended August 31, 2020, for the year ended February 29, 2020, the year ended February 28, 2019 and the period ended February 28, 2018, respectively. Ratios include borrowing expense on short sales which represent less than 0.05% for the period ended August 31, 2020.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Multi Strategy Alternatives Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2020(1)	2020	2019(1)
Net asset value, Beginning of Period	$9.44	$9.54	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.09	0.35	0.31
Net realized and unrealized gain	0.08	—	(0.35)
Total Income from Operations	0.17	0.35	(0.04)
Less Distributions From:
Net investment income	(0.08)	(0.42)	(0.25)
Net realized gain.	—	(0.03)	(0.17)
Total Distributions.	(0.08)	(0.45)	(0.42)
Net Asset Value, End of Period	$9.53	$9.44	$9.54
Total Return(3)	1.91%(4)	3.87%	(0.21)%(4)
Net Assets, End of Period (millions)	$46	$41	$15
Ratios to Average Net Assets:
Gross expenses(6)	1.65%(5)	1.59%	1.56%(5)
Net expenses(6)(7)	1.27%(5)	1.20%	1.08%(5)
Net investment income(7)	2.04%(5)	3.75%	4.16%(5)
Portfolio Turnover Rate(8)	65%(4)	119%	109%(4)

(1)
Figures are for the period ended August 31, 2020 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent less than 0.16%, 0.16% and 0.20%
(annualized) for the period ended August 31, 2020, for the year ended February 29, 2020 and the period ended February 28, 2019, respectively. Ratios include borrowing expense on short sales which represent less than 0.05% for the period ended August 31, 2020.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Notes to Financial Statements
August 31, 2020 (unaudited)

1. Organization
Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Real Assets Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund and Destinations Multi Strategy Alternatives Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares.
Brinker Capital Investments, LLC (“Brinker Capital” or the “Adviser”), formerly Brinker Capital, Inc., serves as the investment adviser for the Funds. The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.
On September 24, 2020, Brinker Capital, Inc., a wholly-owned subsidiary of Brinker Capital Holdings, Inc. and the owners of Brinker Capital, was sold to a new owner: GT Polaris Inc., a newly formed entity controlled by funds affiliated with Genstar Capital Partners LLC and TA Associates Management, L.P. (“Buyer”). This transaction occurred contemporaneously with Buyer’s acquisition of Orion Advisor Solutions and its affiliates (“Orion”), including Orion’s subsidiary CLS Investments, LLC, an SEC-registered investment adviser (“CLS”). As part of the transaction, Brinker Capital’s business was combined with CLS’s business and renamed Brinker Capital Investments, LLC.
2. Accounting Policies
The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies.
Each class of shares represents an interest in the same portfolio of investments of each fund and has equal rights to voting, redemption, dividends and liquidation, except that each class bears different class expenses and each has exclusive voting rights with respect to matters that relate solely to that class or for which the interests of one class differ from the interests of another class. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
3. Investment valuation
Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the NewYork Stock Exchange (“NYSE”).
Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.
Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.
Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

3. Investment valuation (continued)
Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.
The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).
Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.
The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:
Level 1 — unadjusted quoted prices in active markets for identical securities.
Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

3. Investment valuation (continued)
Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.
Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:
	Total Fair Value at August 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$114,957,067	$114,957,067	$—	$—
Communications	817,869,361	817,869,361	—	—
Consumer Cyclical	315,342,982	315,342,982	—	—
Consumer Non-cyclical	1,123,505,187	1,123,505,187	—	—
Energy	75,542,438	75,542,438	—	—
Financial	518,888,650	516,580,356	—	2,308,294

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value atAugust 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund (continued)
Investments, at value (continued)
Common Stocks: (continued)
Industrial	349,319,078	349,319,078	—	—
Technology	981,419,640	979,366,866	—	2,052,774
Utilities	65,935,070	65,935,070	—	—
Preferred Stocks	13,746,911	—	—	13,746,911
Short-Term Investments:
Time Deposits	48,878,552	—	48,878,552	—
Money Market Fund	6,728,123	6,728,123	—	—
Total Investments, at value	$4,432,133,059	$4,365,146,528	$48,878,552	$18,107,979
Other Financial Instruments – Asset
Futures Contract	$875,946	$875,946	$—	$—
Total Other Financial Instruments – Assets	$875,946	$875,946	$—	$—
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks	$905,757,909	$905,757,909	$—	$—
Exchange Traded Funds (ETFs)	28,731,438	28,731,438	—	—
Short-Term Investments:
Time Deposits	13,811,861	—	13,811,861	—
Money Market Fund	15,585,626	15,585,626	—	—
Total Investments, at value	$963,886,834	$950,074,973	$13,811,861	$—
Destinations International Equity Fund
Investments, at value
Common Stocks:
Australia	$21,311,838	$—	$21,311,838	$—
Austria	4,129,648	—	4,129,648	—
Belgium	2,224,688	—	2,224,688	—
Bermuda	7,275,637	2,008,086	5,267,551	—
Brazil	38,789,270	22,279,802	16,509,468	—
Canada	31,102,269	31,102,269	—	—
China	237,554,112	81,169,108	156,367,216	17,788
Denmark	12,220,246	—	12,220,246	—
Egypt	10,599,674	—	10,599,674	—
Finland	760,278	—	760,278	—
France	132,403,735	—	132,403,735	—
Germany	120,777,120	—	120,777,120	—
Greece	4,954,388	—	4,954,388	—
Hong Kong	31,968,736	1,260,628	30,708,108	—
Hungary	432,326	—	432,326	—
India	151,373,508	1,567,972	149,277,958	527,578
Indonesia	20,777,631	—	20,777,631	—
Ireland	15,756,062	3,729,490	12,026,572	—
Israel	8,930,256	5,458,315	3,471,941	—
Italy	14,750,494	—	14,750,494	—
Japan	341,921,102	—	341,921,102	—
Malaysia	2,451,465	—	2,451,465	—
Mexico	20,589,520	1,989,811	18,599,709	—

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value atAugust 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund (continued)
Investments, at value (continued)
Common Stocks: (continued)
Netherlands	56,098,964	10,124,893	45,974,071	—
Norway	10,517,627	—	10,517,627	—
Peru	3,120,299	3,120,299	—	—
Philippines	12,953,919	—	12,953,919	—
Poland	3,066,919	—	3,066,919	—
Portugal	13,235,294	—	13,235,294	—
Russia	19,698,672	14,928,383	4,770,289	—
Singapore	4,557,403	—	4,557,403	—
South Africa	18,306,894	—	18,306,894	—
South Korea	68,575,647	—	68,575,647	—
Spain	11,651,842	—	11,651,842	—
Sweden	46,582,274	—	46,582,274	—
Switzerland	117,742,516	—	117,742,516	—
Taiwan	82,381,301	33,515,142	48,866,159	—
Thailand	13,002,824	—	13,002,824	—
United Arab Emirates	7,415,078	—	7,415,078	—
United Kingdom	170,536,501	2,195,236	168,337,126	4,139
United States	76,279,165	76,279,165	—	—
Exchange Traded Funds (ETFs)	60,045,002	60,045,002	—	—
Preferred Stock	793,594	—	—	793,594
Short-Term Investments:
Time Deposits	62,562,354	—	62,562,354	—
Money Market Fund	39,244,796	39,244,796	—	—
Total Investments, at value	$2,131,422,888	$390,018,397	$1,740,061,392	$1,343,099
Other Financial Instruments – Liabilities
Options Contracts Written	$(182,656)	$(107,723)	$(74,933)	$—
Forward Foreign Currency Contracts	(8,389)	—	(8,389)	—
Total Other Financial Instruments – Liabilities	$(191,045)	$(107,723)	$(83,322)	$—
Destinations Equity Income Fund
Investments, at value
Common Stocks	$329,828,991	$329,828,991	$—	$—
Convertible Preferred Stocks	5,720,439	5,720,439	—	—
Equity Linked Note	952,032	—	952,032	—
Exchange Traded Funds (ETFs)	38,221,519	38,221,519	—	—
Short-Term Investments:
Time Deposits	6,692,796	—	6,692,796	—
Money Market Fund	959,784	959,784	—	—
Total Investments, at value	$382,375,561	$374,730,733	$7,644,828	$—
Destinations Real Assets Fund
Investments, at value
Exchange Traded Funds (ETFs)	$13,305	$13,305	$—	$—
Short-Term Investments:
Time Deposit	16,015	—	16,015	—
Total Investments, at value	$29,320	$13,305	$16,015	$—

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value atAugust 31, 2020		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
U.S. Government Agencies & Obligations		$500,159,290	$—		$500,159,290	$—
Mortgage-Backed Securities		424,894,977	—		424,894,977	—
Corporate Bonds & Notes		406,005,865	—		406,005,865	—
Collateralized Mortgage Obligations		397,476,848	—		397,476,848	—
Asset-Backed Securities		170,021,923	—		170,021,923	—
Senior Loans		39,879,733	—		39,879,733	—
Sovereign Bonds		25,278,104	—		25,278,104	—
Municipal Bonds		5,015,549	—		5,015,549	—
Open-End Fund		22,427,633	22,427,633		—	—
Common Stocks:
Diversified		27,078	—		—	27,078
Energy		6,160	1,997		4,163	—
Industrial		9,121	9,121		—	—
Short-Term Investments:
Time Deposits		103,788,386	—		103,788,386	—
U.S. Government Obligations		80,679,171	—		80,679,171	—
Total Investments, at value		$2,175,669,838	$22,438,751		$2,153,204,009	$27,078
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes		$188,958,161	$—		$188,958,161	$—
Senior Loans		57,619,115	—		52,858,093	4,761,022
Asset-Backed Securities		25,000,010	—		25,000,010	—
Collateralized Mortgage Obligations		20,147,269	—		20,147,269	—
Municipal Bonds		6,487,930	—		6,487,930	—
U.S. Government Agencies & Obligations		5,321,978	—		5,321,978	—
Mortgage-Backed Securities		2,367,706	—		2,367,706	—
Sovereign Bonds		1,611,923	—		1,611,923	—
Exchange Traded Fund (ETF)		20,326,576	20,326,576		—	—
Common Stocks:
Basic Materials		201,059	—		—	201,059
Communications		1,754	—		—	1,754
Diversified		3,093,364	3,093,364		—	—
Short-Term Investments:
Commercial Paper		5,373,935	—		5,373,935	—
Time Deposits		53,925,163	—		53,925,163	—
Money Market Fund		6,567,375	6,567,375		—	—
Total Investments, at value		$397,003,318	$29,987,315		$362,052,168	$4,963,835
Other Financial Instruments – Assets
Forward Foreign Currency Contract		$3,778	$—		$3,778	$—
Total Other Financial Instruments – Assets		$3,778	$—		$3,778	$—
Other Financial Instruments – Liabilities
Forward Foreign Currency Contracts	$$	(379,740))	$—	$$	(379,740)	$—
Total Other Financial Instruments – Liabilities	$$	(379,740)	$—	$$	(379,740)	$—
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes
Australia		$2,335,667	$—		$2,335,667	$—

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value atAugust 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Investments, at value (continued)
Bahamas	3,631,061	—	3,631,061	—
Bermuda	9,837,383	—	9,837,383	—
Brazil	10,256,761	—	10,256,761	—
British Virgin Islands	24,152,075	—	24,152,075	—
Canada	5,866,326	—	5,866,326	—
Cayman Islands	27,772,405	—	27,772,405	—
Chile	19,606,186	—	19,606,186	—
Colombia	9,544,549	—	9,544,549	—
Denmark	589,793	—	589,793	—
Dominican Republic	1,112,375	—	1,112,375	—
France	3,194,312	—	3,194,312	—
Germany	3,084,414	—	3,084,414	—
Hong Kong	6,212,351	—	6,212,351	—
India	17,616,067	—	17,616,067	—
Indonesia	1,048,000	—	1,048,000	—
Ireland	1,814,750	—	1,814,750	—
Israel	1,186,004	—	1,186,004	—
Italy	13,068,262	—	13,068,262	—
Luxembourg	456,974	—	456,974	—
Malaysia	11,734,223	—	11,734,223	—
Marshall Island	4,850,751	—	4,278,400	572,351
Mauritius	3,026,315	—	3,026,315	—
Mexico	25,123,871	—	25,123,871	—
Multinational	11,236,697	—	11,236,697	—
Netherlands	8,403,537	—	8,403,537	—
Norway	2,084,347	—	2,084,347	—
Panama	11,635,460	—	11,635,460	—
Peru	4,847,260	—	4,847,260	—
Philippines	4,641,260	—	4,641,260	—
Portugal	2,996	—	—	2,996
Saudi Arabia	2,155,768	—	2,155,768	—
Singapore	28,544,268	—	28,544,268	—
South Korea	12,295,524	—	12,295,524	—
Sweden	442,210	—	442,210	—
Switzerland	3,164,313	—	3,164,313	—
Thailand	3,199,016	—	3,199,016	—
United Kingdom	13,376,775	—	13,376,775	—
United States	183,287,802	—	183,287,802	—
Senior Loans	54,518,864	—	53,374,503	1,144,361
Sovereign Bonds	47,742,400	—	47,742,400	—
Municipal Bonds	7,089,820	—	7,089,820	—
Preferred Stocks:
Bermuda	1,992,442	1,992,442	—	—
United States	12,853,836	11,763,336	1,090,500	—
Common Stocks:
Canada	44,423	44,423	—	—
United States	32,940,908	29,162,273	—	3,778,635
Convertible Preferred Stock	1,295,216	1,295,216	—	—
Exchange Traded Fund (ETF)	1,113,808	1,113,808	—	—

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value atAugust 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Investments, at value (continued)
Warrants:
Bermuda	204,473	—	204,473	—
Brazil	—*	—	—	—*
United States	19,380	19,380	—	—
Purchased Options
United States	273,510	250,580	22,930	—
Short-Term Investments:
Commercial Papers	18,995,838	—	18,995,838	—
Time Deposits	74,605,334	—	74,605,334	—
Money Market Fund	11,580	11,580	—	—
Total Investments, at value	$750,139,940	$45,653,038	$698,988,559	$5,498,343
Other Financial Instruments – Liabilities
Forward Foreign Currency Contract	$(355,799)	$—	$(355,799)	$—
Options Contracts Written	(214,640)	(94,982)	(119,658)	—
Securities Sold Short:
Common Stocks	(811,439)	(811,439)	—	—
Corporate Bonds & Notes	(4,124,950)	—	(4,124,950)	—
Total Other Financial Instruments – Liabilities	$(5,506,828)	$(906,421)	$(4,600,407)	$—
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$767,112,563	$—	$767,112,563	$—
Short-Term Investments:
Time Deposits	84,755,333	—	84,755,333	—
Municipal Bonds	43,735,375	—	43,735,375	—
Total Investments, at value	$895,603,271	$—	$895,603,271	$—
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$170,840,319	$—	$170,840,319	$—
Corporate Bonds & Notes:
Communications	21,347,079	—	21,347,079	—
Consumer Cyclical	6,162,300	—	6,162,300	—
Consumer Non-cyclical	6,777,871	—	6,777,871	—
Energy	4,166,586	—	4,166,586	—
Financial	37,824,381	2,309,090	35,515,291	—
Industrial	3,412,064	—	3,412,064	—
Asset-Backed Securities	78,256,864	—	78,256,864	—
Common Stocks
Communications	11,637,048	11,637,048	—	—
Consumer cyclical	4,193,665	4,193,665	—	—
Consumer Non-cyclical	105,252,977	105,252,977	—	—
Diversified	49,946,411	49,946,411	—	—
Financial	37,956,591	37,956,591	—	—
Utilities	7,003,220	7,003,220	—	—
Open-End Fund	112,248,288	112,248,288	—	—
Closed-End Funds	107,087,565	107,087,565	—	—
Preferred Stocks:
Financial	11,996,377	10,923,233	1,073,144	—

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value atAugust 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund (continued)
Investments, at value (continued)
Warrants
Consumer Cyclical	$23,927	$23,927	$—	$—
Diversified	1,957,080	1,957,080	—	—
Energy	9,652	9,652	—	—
Financial	96,462	96,462	—	—
Technology	3,997	3,997	—	—
Rights	194,418	194,418	—	—
Purchased Swaption	2,615,360	—	2,615,360	—
Short-Term Investments:
Time Deposits	167,787,822	—	167,787,822	—
Money Market Fund	9,658,436	9,658,436	—	—
Total Investments, at value	$958,456,760	$460,502,060	$497,954,700	$—
Other Financial Instruments – Assets
OTC Credit Default Swaps	$4,460,622	$—	$4,460,622	$—
Total Other Financial Instruments – Assets	$4,460,622	$—	$4,460,622	$—
Other Financial Instruments – Liabilities
OTC Credit Default Swaps	$(73,308)	$—	$(73,308)	$—
Swaption Contracts Written	(2,045,280)	—	(2,045,280)	—
Securities Sold Short:
Exchange Traded Funds (ETFs)	(60,863,852)	(60,863,852)	—	—
Common Stocks	(4,130,408)	(4,130,408)	—	—
Corporate Bonds & Notes	(4,511,044)	—	(4,511,044)	—
Total Other Financial Instruments – Liabilities	$(71,623,892)	$(64,994,260)	$(6,629,632)	$—

*
Includes securities that are fair valued by the Board at $0.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.
The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 29, 2020 through August 31, 2020:
	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants	Municipal Bonds
Destinations Large Cap Equity Fund
Balance as of February 29, 2020	$7,412,866	$2,130,232	$—	$5,282,634	$—	$—	$—
Purchases	9,314,684	2,064,452	—	7,250,232	—	—	—
(Sales/Paydowns)	—	—	—	—	—	—	—
Total realized gain (loss)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	1,380,429	166,384	—	1,214,045	—	—	—
Transfers In	—	—	—	—	—	—	—
Transfers Out	—	—	—	—	—	—	—
Balance as of August 31, 2020	$18,107,979	$4,361,068	$—	$13,746,911	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2020	$1,380,429	$166,384	$—	$1,214,045	$—	$—	$—

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

3. Investment valuation (continued)
	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants	MunicipalBonds
Destinations International Equity Fund
Balance as of February 29, 2020	$1,330,359	$536,765	$—	$793,594	$—	$—	$—
Purchases	—	—	—	—	—	—	—
(Sales/Paydowns)	—	—	—	—	—	—	—
Total realized gain (loss)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	12,740	12,740	—	—	—	—	—
Transfers In	—	—	—	—	—	—	—
Transfers Out	—	—	—	—	—	—	—
Balance as of August 31, 2020	$1,343,099	$549,505	$—	$793,594	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2020	$12,740	$12,740	$—	$—	$—	$—	$—
Destinations Core Fixed Income Fund
Balance as of February 29, 2020	$—	$—	$—	$—	$—	$—	$—
Purchases	14,975	14,975	—	—	—	—	—
(Sales/Paydowns)	—	—	—	—	—	—	—
Accrued Discounts (premiums)	—	—	—	—	—	—	—
Total realized gain (loss)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	12,103	12,103	—	—	—	—	—
Transfers In	—	—	—	—	—	—	—
Transfers Out	—	—	—	—	—	—	—
Balance as of August 31, 2020	$27,078	$27,078	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2020	$—	$—	$—	$—	$—	$—	$—
Destinations Low Duration Fixed Income Fund
Balance as of February 29, 2020	$4,962,081	$201,059	$—	$—	$4,761,022	$—	$—
Purchases	819,890	819,890	—	—	—	—	—
(Sales/Paydowns)	—	—	—	—	—	—	—
Accrued Discounts (premiums)	—	—	—	—	—	—	—
Total realized gain (loss)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(818,136)	(818,136)	—	—	—	—	—
Transfers In	—	—	—	—	—	—	—
Transfers Out	—	—	—	—	—	—	—
Balance as of August 31, 2020	$4,963,835	$202,813	$—	$—	$4,761,022*	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2020	$(818,136)	$(818,136)	$—	$—	$—	$—	$—

*
The following table summarizes the valuation technique used and unobservable input approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments.

	Fair Value at August 31, 2020	Valuation technique	Unobservable Input	Range
Senior Loans	$4,761,022	Transaction Analysis	Transaction Price	$99.9375

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

3. Investment valuation (continued)
	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants		Municipal Bonds
Destinations Global Fixed Income Opportunities Fund
Balance as of February 29, 2020	$6,455,082	$4,229,139	$1,156,106	$—	$1,069,837		$—	$—
Purchases	3,278,723	2,646,219	557,980	—	74,524		—*	—
(Sales/Paydowns)	—	—	—	—	—		—	—
Accrued Discounts (premiums)	—	—	—	—	—		—	—
Total realized gain (loss)	—	—	—	—	—		—	—
Change in unrealized appreciation (depreciation)	(3,070,373)	(3,096,723)	26,350	—	—		—	—
Transfers In	—	—	—	—	—		—	—
Transfers Out	(1,165,089)	—	(1,165,089)	—	—		—	—
Balance as of August 31, 2020	$5,498,343	$3,778,635	$575,347	$—	$1,144,361	$	—*	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2020	$(3,070,373)	$(3,096,723)	$26,350	$—	$—		$—	$—

*
Includes securities that are fair valued at $0.

Destinations Multi Strategy Alternatives Fund
Balance as of February 29, 2020	$942,645	$—	$—	$—	$—	$942,475	$170
Purchases	—	—	—	—	—	—	—
(Sales/Paydowns)	—	—	—	—	—	—	—
Accrued Discounts (premiums)	—	—	—	—	—	—	—
Total realized gain (loss)	(5,584,466)	—	—	—	—	(5,584,454)	(12)
Change in unrealized appreciation (depreciation)	4,641,821	—	—	—	—	4,641,979	(158)
Transfers In	—	—	—	—	—	—	—
Transfers Out	—	—	—	—	—	—	—
Balance as of August 31, 2020	$—	$—	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2020	$—	$—	$—	$—	$—	$—	$—
4. Accounting for Derivative Instruments
Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments. The following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:
(a)
Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.
(b)
Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c)
Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own.
The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.
(d)
Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
(e)
Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.
When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.
(f)
Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap. Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
i.
Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.
Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.
For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.
Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.
ii.
Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.
iii.
Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

iv.
Total Return Swaps. Certain Funds may enter into total return swaps to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swaps are agreements where the total return of a reference asset is paid in exchange for periodic cash flows, either fixed or variable, and typically a floating rate such as LIBOR +/- a basis point spread. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gain or loss from swap contracts on the Statement of Operations.

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
v.
Variance Swaps. Certain Funds may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at August 31, 2020:
Destinations Large Cap Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2020
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$—	$—	$—	$875,946	$875,946
	$—	$—	$—	$875,946	$875,946
Effect of Derivative Instruments on the Statements of Operations of August 31, 2020
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$(255,380)	$(255,380)
	$—	$—	$—	$(255,380)	$(255,380)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$1,679,978	$1,679,978
	$—	$—	$—	$1,679,978	$1,679,978
Destinations International Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2020
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Options contracts written outstanding(d)	$—	$—	$—	$182,656	$182,656
Unrealized depreciation on forward foreign currency contracts(e)	—	8,389	—	—	8,389
	$—	$8,389	$—	$182,656	$191,045

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations of August 31, 2020
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$214,958	$214,958
Net realized gain (loss) on forward foreign currency contracts	—	(855,785)	—	—	(855,785)
	$—	$(855,785)	$—	$214,958	$(640,827)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$(99,093)	$(99,093)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	583,111	—	—	583,111
	$—	$583,111	$—	$(99,093)	$484,018
Destinations Equity Income Fund
Effect of Derivative Instruments on the Statements of Operations of August 31, 2020
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$56,750	$56,750
	$—	$—	$—	$56,750	$56,750
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$27,230	$27,230
	$—	$—	$—	$27,230	$27,230

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Low Duration Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2020
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts(f)	$—	$3,778	$—	$—	$3,778
	$—	$3,778	$—	$—	$3,778
Liability derivatives
Unrealized depreciation on forward foreign currency contracts(e)	$—	$379,740	$—	$—	$379,740
	$—	$379,740	$—	$—	$379,740
Effect of Derivative Instruments on the Statements of Operations of August 31, 2020
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on forward foreign currency contracts	$—	$(633,312)	$—	$—	$(633,312)
	$—	$(633,312)	$—	$—	$(633,312)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$(269,711)	$—	$—	$(269,711)
	$—	$(269,711)	$—	$—	$(269,711)
Destinations Global Fixed Income Opportunities Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2020
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Options contracts written outstanding(d)	$—	$—	$—	$214,640	$214,640
Unrealized depreciation on forward foreign currency contracts(e)	—	355,799	—	—	355,799
	$—	$355,799	$—	$214,640	$570,439

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations of August 31, 2020
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$539,248	$539,248
Net realized gain (loss) on forward foreign currency contracts	—	(987,291)	—	—	(987,291)
	$—	$(987,291)	$—	$539,248	$(448,043)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$696,268	$696,268
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(190,500)	—	—	(190,500)
	$—	$(190,500)	$—	$696,268	$505,768
Destinations Multi Strategy Alternatives Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2020
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on swap contracts(g)	$—	$—	$4,460,622	$—	$4,460,622
Interest rate purchased swaption contracts(h)	2,615,360	—	—	—	2,615,360
	$2,615,360	$—	$4,460,622	$—	$7,075,982
Liability derivatives
Unrealized depreciation on swap contracts(i)	$—	$—	$73,308	$—	$73,308
Interest rate swaptions contracts written outstanding(d)	2,045,280	—	—	—	2,045,280
	$2,045,280	$—	$73,308	$—	$2,118,588

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations as of August 31, 2020
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on swap contracts	$—	$—	$353,333	$—	$353,333
	$—	$—	$353,333	$—	$353,333
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on interest rate swaptions contracts written	$(758,343)	$—	$—	$—	$(758,343)
Net change in unrealized appreciation (depreciation) on interest rate purchased swaption contracts	(793,694)	—	—	—	(793,694)
Net change in unrealized appreciation (depreciation) on swap contracts	—	—	3,588,219	—	3,588,219
	$(1,552,037)	$—	$3,588,219	$—	$2,036,182

(a)
Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the “Open Futures Contracts” table.

(b)
Statements of Operations location: Net realized gain (loss) from investments, foreign currency transactions, futures contracts, options contracts written, swaptions contracts written swap contracts.

(c)
Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, options contracts written, swaptions contracts written and swap contracts.

(d)
Statements of Assets and Liabilities location: Options contracts written, at value, swaptions contracts written, at value.

(e)
Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.

(f)
Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.

(g)
Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

(h)
Statements of Assets and Liabilities location: Investments, at value.

(i)
Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

The average notional amounts of futures contracts, swaps contracts, forward foreign currency contracts, and the average market value of purchased options and options contracts written during the year ended August 31, 2020 were as follows:
Destinations Large Cap Equity Fund
Average notional amounts
Futures contracts	$7,835,700
Destinations International Equity Fund
Average notional amounts
Option contracts written	$112,311
Forward foreign currency contracts	24,161,947

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Equity Income Fund
Average notional amounts
Option contracts written	$83,980
Destinations Low Duration Fixed Income Fund
Average notional amounts
Forward foreign currency contracts	$15,127,166
Destinations Global Fixed Income Opportunities Fund
Average notional amounts
Option contracts purchases . . . . . . . . . . . . . . . . . .	$233,283
Option contracts written . . . . . . . . . . . . . . .. . . . .	605,706
Forward foreign currency contracts	20,704,141
Destinations Multi Strategy Alternatives Fund
Average notional amounts
Interest Rate Swaption contracts purchased	$3,604,021
Interest Rate Swaption contracts written	2,209,436
Swap contracts	67,142,857
5. Accounting for Other Instruments
(a)
Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities.

However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.
(b)
Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(c)
Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities,the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 5(o).
The following table presents securities on loan that are subject to enforceable netting arrangements as of August 31, 2020.
Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Asset Amount Presented in Statements of Assets and Liabilities(a)	Financial Instrument	Collateral Received(b)(c)	Net Amount (Not Less than $0)
Destinations Large Cap Equity Fund	$6,541,671	$—	$(6,541,671)	$—
Destinations Small-Mid Cap Equity Fund	14,887,508	—	(14,887,508)	—
Destinations International Equity Fund	35,257,864	—	(35,257,864)	—
Destinations Equity Income Fund	934,883	—	(934,883)	—
Destinations Low Duration Fixed Income Fund	6,435,405	—	(6,435,405)	—
Destinations Global Fixed Income Opportunities Fund	11,296	—	(11,296)	—
Destinations Multi Strategy Alternatives Fund	8,088,158	—	(8,088,158)	—

(a)
Represents market value of securities on loan at period end.

(b)
The Funds received cash collateral of  $6,728,123, $15,585,626, $39,244,796, $959,784, $6,567,375, $11,580 and $9,658,436, respectively, which was subsequently invested in Federated Government Obligations Fund as reported in the Schedules of Investments.

(c)
The actual collateral received could be greater than the amount shown here due to overcollateralization.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
The table below represents the disaggregation at August 31, 2020 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.
	Remaining Contractual Maturity of the Agreements As of August 31, 2020
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Large Cap Equity Fund
Securities Lending Transactions
Common Stocks . . . . . . . . . . . . .	$6,728,123	$—	$—	$—	$6,728,123
Total Borrowings	$6,728,123	$—	$—	$—	$6,728,123
Gross amount of recognized liabilities for securities lending transactions					$6,728,123
Destinations Small-Mid Cap Equity Fund
Securities Lending Transactions Common Stocks	$15,585,626	$—	$—	$—	$15,585,626
Total Borrowings	$15,585,626	$—	$—	$—	$15,585,626
Gross amount of recognized liabilities for securities lending transactions					$15,585,626
Destinations International Equity Fund
Securities Lending Transactions Common Stocks	$39,244,796	$—	$—	$—	$39,244,796
Total Borrowings	$39,244,796	$—	$—	$—	$39,244,796
Gross amount of recognized liabilities for securities lending transactions					$39,244,796
Destinations Equity Income Fund
Securities Lending Transactions Exchange Traded Funds (ETFs)	$959,784	$—	$—	$—	$959,784
Total Borrowings	$959,784	$—	$—	$—	$959,784
Gross amount of recognized liabilities for securities lending transactions					$959,784
Destinations Low Duration Fixed Income Fund
Securities Lending Transactions Exchange Traded Fund (ETF)	$6,567,375	$—	$—	$—	$6,567,375
Total Borrowings	$6,567,375	$—	$—	$—	$6,567,375
Gross amount of recognized liabilities for securities lending transactions					$6,567,375
Destinations Global Fixed Income Opportunities Fund
Securities Lending Transactions Preferred Stocks	$11,580	$—	$—	$—	$11,580
Total Borrowings	$11,580	$—	$—	$—	$11,580
Gross amount of recognized liabilities for securities lending transactions					$11,580

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
	Remaining Contractual Maturity of the Agreements As of August 31, 2020
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Multi Strategy Alternatives Fund
Securities Lending Transactions Closed-End Funds	$240,363	$—	$—	$—	$240,363
Common Stocks	9,369,903	—	—	—	9,369,903
Preferred Stocks	48,170	—	—	—	48,170
Total Borrowings	$9,658,436	$—	$—	$—	$9,658,436
Gross amount of recognized liabilities for securities lending transactions					$9,658,436

(d)
To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in “Net realized gain (loss) on investments” on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.
TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.
(e)
Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.
(f)
Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.
Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(g)
Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence.Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(h)
Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as of the end of a Fund’s taxable year, more than 50% of the Fund’s assets consist of foreign securities, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the IRC. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to their shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. Shareholders of Funds that do not hold sufficient foreign securities to meet the above 50% threshold will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by those Funds.

(i)
Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(j)
Distributions to Shareholders. The Funds distribute their investment income periodically. It is the policy of the Destinations Equity Income and Destinations Multi Strategy Alternatives Funds to distribute their investment income quarterly. It is the policy of the Destinations Large Cap Equity, Destinations Small-Mid Cap Equity, Destinations International Equity and Destinations Real Assets Funds to distribute their investment income annually. It is the policy of the Destinations Core Fixed Income, Destinations Municipal Fixed Income, Destinations Global Fixed Income Opportunities and Destinations Low Duration Fixed Income Funds to distribute their investment income monthly. The Funds will make distributions of any undistributed capital gains earned annually. A Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

(k)
All distributions will be paid in cash. Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.

(l)
Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken on the 2018 tax returns.

(m)
Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(n)
Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board.

(o)
Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(p)
Senior Floating-Rate Loans. Certain Funds may purchase assignments of, and participations in, senior secured floating rate and fixed rate loans (“Senior Loans”) originated, negotiated and structured by a U.S. or foreign

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, a Fund typically succeeds to all the rights and obligations under the loan of the assigning Lender and becomes a lender under the credit agreement with respect to the debt obligation purchased. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more restricted than, those held by the assigning Lender. Participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any rights of setoff against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.
In connection with bank loan interests, Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The fund is obligated to fund these commitments at borrower’s discretion. In connection with these commitments, Funds earn a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period. Funds have sufficient cash/securities to cover commitments.
The following table summarizes the Funds’ wholly and partially unfunded loans positions as of August 31, 2020.
	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Appreciation/ (Depreciation)
Destinations Core Fixed Income Fund
Intelsat Jackson Holdings SA (partially unfunded)	$18,420	$18,420	$18,727	$307
MED ParentCo LP (partially unfunded)	7,166	7,049	6,706	(343)
Pathway Vet Alliance LLC (wholly unfunded)	15,784	15,430	15,474	44
	$41,370	$40,899	$40,907	$8
Destinations Low Duration Fixed Income Fund
Fieldwood Energy LLC (partially unfunded)	$4,308,570	$4,308,570	$4,308,570	$—
Intelsat Jackson Holdings SA (partially unfunded)	664,000	636,229	675,069	38,840
	$4,972,570	$4,944,799	$4,983,639	$38,840

(q)
Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the
Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by a counterparty for the benefit of a Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at August 31, 2020 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 3).
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.
The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of August 31, 2020.
	Assets	Liabilities
Derivative Instruments(a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Destinations International Equity Fund:
Forward foreign currency contracts	$—	$8,389
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$—	$8,389
Destinations Low Duration Fixed Income Fund:
Forward foreign currency contracts	$3,778	$379,740
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$3,778	$379,740
Destinations Global Fixed Income Opportunities Fund:
Forward foreign currency contracts	$—	$355,799
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$—	$355,799
Destinations Multi Strategy Alternatives Fund:
Swaptions contracts	$2,615,360	$2,045,280
Swap contracts(b)	4,460,622	73,308
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$7,075,982	$2,118,588

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of August 31, 2020.
Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations International Equity Fund
Over-the-counter
Brown Brothers Harriman & Co.	$1	$—	$—	$1
HSBC Bank USA	2,277	—	—	2,277
JPMorgan Chase & Co.	4,162	—	—	4,162
Morgan Stanley	1,949	—	—	1,949
Total Over-the-counter derivative instruments	$8,389	$—	$—	$8,389

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(e)	Net Amount(b)
Destinations Low Duration Fixed Income Fund
Over-the-counter
Brown Brothers Harriman & Co.	$3,778	$(3,778)	$—	$—
Total Over-the-counter derivative instruments	$3,778	$(3,778)	$—	$—

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations Low Duration Fixed Income Fund
Over-the-counter
Brown Brothers Harriman & Co.	$379,740	$(3,778)	$—	$375,962
Total Over-the-counter derivative instruments	$379,740	$(3,778)	$—	$375,962

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co.	$355,799	$—	$—	$355,799
Total Over-the-counter derivative instruments	$355,799	$—	$—	$355,799

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(e)	Net Amount(b)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co	$3,513,907	$(2,045,280)	$—	$1,468,627
Morgan Stanley Capital Services LLC	3,562,075	(73,308)	—	3,488,767
Total Over-the-counter derivative instruments	$7,075,982	$(2,118,588)	$—	$4,957,394

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co	$2,045,280	$(2,045,280)	$—	$—
Morgan Stanley Capital Services LLC	73,308	(73,308)	—	—
Total Over-the-counter derivative instruments	$2,118,588	$(2,118,588)	$—	$—

(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)
Net amount represents the new amount receivable from the counterparty in the event of default.

(c)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(d)
Net amount represents the net amount payable to the counterparty in the event of default.

(e)
In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

6. Significant Risks and Uncertainties
(a)
Global Health Events. An outbreak of COVID-19, the respiratory disease caused by the SARS-CoV-2 coronavirus was first detected in China in December 2019 and subsequently rapidly developed into a global pandemic. Such global health events and pandemics have the ability to affect — quickly, drastically and substantially — global, national and regional financial and commercial and residential real estate markets, industries, sectors, the economic forces of supply and demand for commodities, good and services, labor markets, and credit and banking markets, and can substantially strain health care systems, government infrastructure and stability, and social structures and behaviors. The coronavirus, in particular, has resulted in enhanced health screenings, healthcare service preparation and delivery, increased strain on hospital resources and staff, increased demand for and strain on government medical resources, disruptions to supply chains and customer activity, lower consumer spending in certain sectors, closing of non-essential businesses, rapid increases in unemployment, government economic stimulus measures, social distancing, bans on large social gatherings and travel, border closings, shelter-in-place orders, quarantines, cancellations, school closings and a significant portion of the workforce working from home, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, is having and may have an unprecedented impact on the economies of many nations, individual companies

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

6. Significant Risks and Uncertainties (continued)
and the market in general and could cause further disruptions that cannot necessarily be foreseen. The impact of a pandemic may last for an extended period of time.
(b)
Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(c)
Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d)
Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(e)
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(f)
LIBOR Replacement Risk. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit London Inter-Bank Offered Rate (LIBOR) rates after 2021. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments.

7. Investment Management Agreement
Brinker Capital Investments, LLC, formerly Brinker Capital, Inc., serves as investment adviser to the Trust pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust and Brinker Capital. Each Sub-adviser serves as investment adviser to a Fund pursuant to separate written agreements with the Adviser on behalf of the Funds (“Sub-advisory Agreements”). Under the Advisory Agreement, each Fund pays Brinker Capital an investment advisory fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. Brinker Capital pays each Sub-adviser a sub-advisory fee from its investment advisory fees.
The maximum allowable annual management fee represents the total amount that could be charged to each Fund. The aggregate subadvisory fee expected to be paid by Brinker Capital to the Sub-advisers and the maximum fee expected to be retained by Brinker Capital for the Trust’s current fiscal year are indicated below:
Fund	Subadvisory Fee	Brinker Capital Inc. Fee	Maximum Allowable Annual Management Fee
Destinations Large Cap Equity Fund	0.23%	0.39%	0.75%
Destinations Small-Mid Cap Equity Fund	0.52%	0.39%	0.90%
Destinations International Equity Fund	0.59%	0.39%	1.00%
Destinations Equity Income Fund	0.29%	0.39%	0.80%

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

7. Investment Management Agreement (continued)
Fund	Subadvisory Fee	Brinker Capital Inc. Fee	Maximum Allowable Annual Management Fee
Destinations Real Assets Fund	0.00%	0.39%	1.00%
Destinations Core Fixed Income Fund	0.17%	0.39%	0.65%
Destinations Low Duration Fixed Income Fund	0.30%	0.39%	0.70%
Destinations Global Fixed Income Opportunities Fund	0.35%	0.39%	0.85%
Destinations Municipal Fixed Income Fund	0.16%	0.39%	0.70%
Destinations Multi Strategy Alternatives Fund	0.58%	0.39%	1.35%
Each Fund’s actual advisory fees may be less than the amounts set forth above due to the effect of additional voluntary fee waivers. Effective June 30, 2020, Brinker Capital has contractually agreed to waive a portion of its advisory fee with respect to any Fund until the period ended June 30, 2021 in order to keep the Fund’s management fees from exceeding 0.39% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to such Fund. The agreement may be amended or terminated only with the consent of the Board of Trustees.
For the period ended August 31, 2020, the amounts waived by the Adviser were as follows:
Fund
Destinations Large Cap Equity Fund	$2,483,159
Destinations Small-Mid Cap Equity Fund	28,808
Destinations International Equity Fund	173,219
Destinations Equity Income Fund	231,717
Destinations Real Assets Fund	652
Destinations Core Fixed Income Fund	955,767
Destinations Low Duration Fixed Income Fund	10,347
Destinations Global Fixed Income Opportunities Fund	391,148
Destinations Municipal Fixed Income Fund	673,958
Destinations Multi Strategy Alternatives Fund	1,710,493
8. Class Specific Expenses
The costs of managing and administering a Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, custody, auditing, administrative and transfer agency expenses, fees and expenses of Trustees, and, to the extent applicable to a share class, shareholder servicing.
Shares of different classes are available to different eligible investors.
Class I Shares. Class I Shares are intended for investors participating in Destinations, an investment advisory program, sponsored by Brinker Capital or through certain third party advisory programs which includes a sub-transfer agent fee. The sub-transfer agent fee is calculated at a maximum annual rate of 0.15% of the average daily net assets of the I share class.
Class Z Shares. Class Z Shares are intended for investors participating in Destinations, an investment advisory program, available through certain third party advisory program that does not include a sub-transfer agent fee.
For the period ended August 31, 2020, class specific expenses were as follows:
Fund	Sub-Transfer Agent Fees
Class I
Destinations Large Cap Equity Fund	$2,760,005

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

8. Class Specific Expenses (continued)
Fund	Sub-Transfer Agent Fees
Class I
Destinations Small-Mid Cap Equity Fund	608,606
Destinations International Equity Fund	1,332,930
Destinations Equity Income Fund	280,941
Destinations Real Assets Fund	153
Destinations Core Fixed Income Fund	1,470,893
Destinations Low Duration Fixed Income Fund	252,368
Destinations Global Fixed Income Opportunities Fund	507,640
Destinations Municipal Fixed Income Fund	640,118
Destinations Multi Strategy Alternatives Fund	645,899
9. Investments
During the period ended August 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:
Fund	Investments		U.S. Government & Agency Obligations
	Purchases	Sales	Purchases	Sales
Destinations Large Cap Equity Fund	$1,017,952,150	$1,159,894,549	$—	$—
Destinations Small-Mid Cap Equity Fund	637,707,620	692,162,338	—	—
Destinations International Equity Fund	377,174,588	571,581,435	—	—
Destinations Equity Income Fund	131,711,417	196,252,214	—	—
Destinations Real Assets Fund	9,984	284,034	—	—
Destinations Core Fixed Income Fund	804,991,354	708,585,869	563,394,996	509,737,278
Destinations Low Duration Fixed Income Fund	300,379,911	277,965,871	6,446,189	4,361,692
Destinations Global Fixed Income Opportunities Fund	596,019,534	578,776,930	—	127,575
Destinations Municipal Fixed Income Fund	144,663,177	217,109,447	—	—
Destinations Multi Strategy Alternatives Fund	499,582,797	534,865,748	—	—
At August 31, 2020, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:
Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destinations Large Cap Equity Fund	$3,183,352,720	$1,370,787,624	$(121,131,339)	$1,249,656,285
Destinations Small-Mid Cap Equity Fund	798,324,151	208,431,252	(42,868,569)	165,562,683
Destinations International Equity Fund	1,579,300,695	630,109,772	(77,998,688)	552,111,084
Destinations Equity Income Fund	368,552,708	37,551,528	(23,728,675)	13,822,853
Destinations Real Assets Fund	29,818	176	(674)	(498)
Destinations Core Fixed Income Fund	2,101,904,953	103,966,464	(30,201,579)	73,764,885
Destinations Low Duration Fixed Income Fund	405,957,173	4,422,826	(13,752,643)	(9,329,817)
Destinations Global Fixed Income Opportunities Fund	762,295,198	20,790,918	(32,697,767)	(11,906,849)
Destinations Municipal Fixed Income Fund	858,593,963	37,791,423	(782,115)	37,009,308
Destinations Multi Strategy Alternatives Fund	911,896,755	69,942,321	(21,040,282)	48,902,039

Notes to Financial Statements
August 31, 2020 (unaudited) (continued)

10. Shares of Beneficial Interest
At August 31, 2020, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At August 31, 2020, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.
Transactions in shares of each Fund’s Class were as follows:
	Period ended August 31, 2020		Period ended August 31, 2020		Year ended February 29, 2020		Year ended February 29, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I		Class Z		Class I		Class Z
Destinations Large Cap Equity Fund
Shares sold	27,266,436	307,864,235	4,318,228	41,117,592	55,833,978	687,696,868	15,736,460	157,982,878
Shares issued on reinvestment	—	—	—	—	5,452,518	70,064,855	460,720	4,805,308
Shares repurchased	(40,715,288)	(480,363,425)	(3,758,853)	(35,152,055)	(49,220,911)	(606,829,956)	(2,851,258)	(28,981,976)
Net Increase (Decrease)	(13,448,852)	(172,499,190)	559,375	5,965,537	12,065,585	150,931,767	13,345,922	133,806,210
Destinations Small-Mid Cap Equity Fund
Shares sold	5,306,887	52,725,208	1,015,047	8,216,625	12,974,190	151,392,598	3,926,655	37,418,996
Shares issued on reinvestment	—	—	—	—	3,236,287	38,932,538	250,284	2,425,248
Shares repurchased	(11,376,361)	(114,302,846)	(915,906)	(7,345,202)	(19,809,318)	(232,103,803)	(950,305)	(9,090,425)
Net Increase (Decrease)	(6,069,474)	(61,577,638)	99,141	871,423	(3,598,841)	(41,778,667)	3,226,634	30,753,819
Destinations International Equity Fund
Shares sold	12,810,310	144,910,295	1,994,271	19,773,961	41,598,348	484,248,356	7,845,508	78,919,083
Shares issued on reinvestment	—	—	—	—	1,187,481	14,344,776	89,687	945,298
Shares repurchased	(30,512,020)	(329,344,599)	(2,202,487)	(20,584,238)	(25,123,957)	(289,422,489)	(1,334,948)	(13,517,569)
Net Increase (Decrease)	(17,701,710)	(184,434,304)	(208,216)	(810,277)	17,661,872	209,170,643	6,600,247	66,346,812
Destinations Equity Income Fund
Shares sold	2,230,857	19,840,618	560,675	4,836,809	14,986,440	158,290,331	1,587,337	16,258,551
Shares issued on reinvestment	592,552	5,205,718	32,087	273,688	1,691,913	18,155,522	71,021	741,452
Shares repurchased	(10,219,739)	(89,755,537)	(605,123)	(5,156,322)	(9,777,889)	(103,715,628)	(445,465)	(4,556,237)
Net Increase (Decrease)	(7,396,330)	(64,709,201)	(12,361)	(45,825)	6,900,464	72,730,225	1,212,893	12,443,766
Destinations Real Assets Fund
Shares sold	131	381	58	155	2,779,890	15,254,257	937,465	4,902,446
Shares issued on reinvestment	—	—	—	—	138,405	449,817	1,159	3,372
Shares repurchased	(128,501)	(313,515)	(2,714)	(6,129)	(35,993,638)	(151,381,248)	(1,545,939)	(6,519,094)
Net Decrease	(128,370)	(313,134)	(2,656)	(5,974)	(33,075,343)	(135,677,174)	(607,315)	(1,613,276)
Destinations Core Fixed Income Fund
Shares sold	29,397,984	301,446,148	2,671,810	28,100,871	34,380,206	348,432,072	7,760,079	80,705,308
Shares issued on reinvestment	2,057,455	21,123,811	108,263	1,140,406	4,959,666	50,302,690	187,545	1,957,744
Shares repurchased	(19,993,345)	(204,482,792)	(1,727,957)	(18,087,077)	(31,128,067)	(315,867,814)	(1,562,545)	(16,349,302)
Net Increase (Decrease)	11,462,094	118,087,167	1,052,116	11,154,200	8,211,805	82,866,948	6,385,079	66,313,750
Destinations Low Duration Fixed Income Fund
Shares sold	9,826,050	91,344,319	599,885	5,705,491	6,658,834	65,581,427	1,341,971	13,490,093
Shares issued on reinvestment	697,832	6,515,453	31,710	302,062	1,310,138	12,874,976	43,242	432,843
Shares repurchased	(5,472,785)	(51,002,230)	(275,837)	(2,619,540)	(14,321,550)	(140,784,379)	(557,121)	(5,578,498)
Net Increase (Decrease)	5,051,097	46,857,542	355,758	3,388,013	(6,352,578)	(62,327,976)	828,092	8,344,438
Destinations Global Fixed Income Opportunities Fund
Shares sold	10,647,727	98,407,227	938,657	8,864,171	12,198,838	120,893,391	2,633,293	26,572,816
Shares issued on reinvestment	1,634,048	15,236,814	76,844	728,882	3,083,228	30,502,657	107,530	1,080,878
Shares repurchased	(13,265,348)	(122,408,069)	(759,649)	(7,063,820)	(18,945,526)	(187,943,047)	(763,975)	(7,700,048)
Net Increase (Decrease)	(983,573)	(8,764,028)	255,852	2,529,233	(3,663,460)	(36,546,999)	1,976,848	19,953,646
Destinations Municipal Fixed Income Fund
Shares sold	8,461,370	87,317,722	721,157	7,473,709	13,652,537	141,594,898	915,589	9,524,563
Shares issued on reinvestment	700,682	7,277,128	16,917	176,219	1,910,895	19,854,143	36,105	376,396
Shares repurchased	(10,750,900)	(110,832,816)	(429,477)	(4,425,632)	(18,012,053)	(186,875,852)	(406,771)	(4,237,551)
Net Increase (Decrease)	(1,588,848)	(16,237,966)	308,597	3,224,296	(2,448,621)	(25,426,811)	544,923	5,663,408

Notes to Financial Statements
August 31, 2020 (unaudited) (concluded)

10. Shares of Beneficial Interest (concluded)
	Period ended August 31, 2020		Period ended August 31, 2020		Year ended February 29, 2020		Year ended February 29, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I		Class Z		Class I		Class Z
Destinations Multi Strategy Alternatives Fund
Shares sold	11,200,919	100,662,879	1,069,761	9,507,370	14,551,118	140,648,524	3,440,337	32,455,097
Shares issued on reinvestment	809,270	7,324,290	42,197	373,046	4,267,551	40,884,655	158,287	1,477,184
Shares repurchased	(10,074,175)	(90,521,134)	(653,252)	(5,744,752)	(18,854,124)	(181,461,416)	(801,300)	(7,529,152)
Net Increase (Decrease)	1,936,014	17,466,035	458,706	4,135,664	(35,455)	71,763	2,797,324	26,403,129

11. Subsequent Events
On September 24, 2020, Brinker Capital, Inc., a wholly-owned subsidiary of Brinker Capital Holdings, Inc. and the owners of Brinker Capital, was sold to a new owner: GT Polaris Inc., a newly formed entity controlled by funds affiliated with Genstar Capital Partners LLC and TA Associates Management, L.P. (“Buyer”). This transaction occurred contemporaneously with Buyer’s acquisition of Orion Advisor Solutions and its affiliates (“Orion”), including Orion’s subsidiary CLS Investments, LLC, an SEC-registered investment adviser (“CLS”). As part of the transaction, Brinker Capital’s business was combined with CLS’s business and renamed Brinker Capital Investments, LLC.
Other than the above-mentioned disclosure, Management has not identified any other events or transactions that would require recognition or disclosure in the financial statements.

Board Approval of Management Agreement and Investment Advisory Agreements (unaudited)

Approval of New Advisory and Sub-advisory Agreements
Brinker Capital Destinations Trust (“Trust” and, each series thereof a “Fund,” and together, the “Funds”) and Brinker Capital Investments, LLC (formerly known as Brinker Capital, Inc.) (the “Manager”), have entered into an investment management agreement (the “Management Agreement”). Pursuant to the Management Agreement, the Manager selects investments in third-party funds, serves as “manager of managers” for the Trust, and selects and oversees professional money managers (each, a “Sub-adviser” and collectively, the “Sub-advisers”) who are responsible for investing the portion of assets of the Funds allocated to each of them pursuant to a separate investment advisory agreement (a “Sub-advisory Agreement” and collectively, the “Sub-advisory Agreements” and, together with the Management Agreement, the “Agreements”) between the Manager and each Sub-adviser.
Brinker Capital, Inc. (“Brinker”), a subsidiary of Brinker Capital Holdings, Inc. (“Brinker Holdings”) previously served as investment adviser to each Fund. On June 26, 2020, Brinker Holdings entered into an agreement, pursuant to which GT Polaris, Inc. (“GT Polaris”), a newly formed entity, acquired, through various subsidiaries, 100% of the issued and outstanding equity interests of Brinker Holdings (the “Transaction”). GT Polaris is indirectly owned and controlled by investment funds affiliated with Genstar Capital Partners LLC and investment funds affiliated with TA Associates Management, L.P. Consummation of the Transaction was conditioned upon the contemporaneous acquisition of Orion Advisor Solutions, LLC and certain of its affiliates (collectively, “Orion”) by GT Polaris, including Orion’s subsidiary CLS Investments, LLC, an SEC-registered investment adviser (“CLS”). Following consummation of the Transaction on September 24, 2020, Brinker’s business was integrated with CLS, resulting in a combined investment adviser, the Manager. The Transaction was deemed a change of control of Brinker under the Investment Company Act of 1940, as amended (the “1940 Act”) and resulted in the assignment and automatic termination of the advisory agreement between the Trust, on behalf of each Fund, and Brinker (the “Prior Management Agreement”) and the sub-advisory agreements between Brinker and each existing Sub-adviser to the Funds (the “Prior Sub-advisory Agreements”).
Section 15 of the 1940 requires that the initial approval of a Fund’s investment advisory agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Agreements (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any investment advisory agreement be approved at least annually (after an initial period of up to two years), which requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission.
As discussed in greater detail below, at a virtual meeting1 held on July 13, 2020 (the “July 13th Meeting”), the Board, including a majority of the Independent Trustees, approved the Management Agreement and unanimously recommended the approval of the Management Agreement to each Fund’s shareholders (the “Shareholders”). In order to obtain shareholder approval, a notice, proxy statement and proxy card for a Special Meeting of Shareholders (the “Shareholder Meeting”) of the Funds was filed and appropriately provided to the Shareholders or their representatives. Shareholders of each Fund were asked to approve the Management Agreement, so that Brinker’s management of the Funds could continue without interruption. The Shareholder Meeting occurred at 11 a.m., Eastern Time, on Monday, August 31, 2020. Shareholders of record of each Fund as of the close of business on Friday, July 24, 2020, were entitled to vote at the Shareholder Meeting. At the Shareholder Meeting the proposal was approved.
In addition to the approval of the Management Agreement, at the July 13th Meeting, the Board, including a majority of the Independent Trustees, also approved new Sub-Advisory Agreements between the Manager and existing Sub-advisers for an initial two-year period that would become effective after Shareholder approval of the Management Agreement and the closing of the Transaction. The Independent Trustees requested and received information from Brinker and the Sub-advisers that they deemed reasonably necessary for their review of the Agreements and to evaluate the prior performance of Brinker and the Sub-advisers. The Board also considered information provided by Brinker during prior meetings, specifically at an in-person

1
As a result of the impact of the coronavirus and COVID-19 pandemic, the U.S. Securities and Exchange Commission (“SEC”) had issued orders dated March 13, 2020, March 25, 2020 and June 19, 2020 that conditionally exempt registered investment companies and their investment advisers, as well as principal underwriters from such in-person voting requirements through December 31, 2020.

Board Approval of Management Agreement and Investment Advisory Agreements (unaudited) (continued)

meeting held on December 3-4, 2019 (the “December Meeting”). The Independent Trustees were assisted in their review by Fund counsel and counsel to those Trustees who are Independent and/or not an affiliated person of the Trust and met in executive sessions separate from representatives of Brinker and the Sub-advisers. The Board approved the Sub-advisory Agreements with the following Sub-advisers on behalf of the indicated Fund(s):
Sub-adviser Name	Fund(s)
BAMCO, Inc.	♦ Destinations International Equity Fund
BlackRock Investment Management, Inc.	♦ Destinations Core Fixed Income Fund
♦ Destinations Large Cap Equity Fund
Ceredex Value Advisors LLC	♦ Destinations Small-Mid Cap Equity Fund
Columbia Management Investment Advisers, LLC	♦ Destinations Large Cap Equity Fund
CrossingBridge Advisors, LLC	♦ Destinations Global Fixed Income Opportunities Fund
♦ Destinations Low Duration Fixed Income Fund
Delaware Investments Fund Advisers/ Macquarie Investment Management	♦ Destinations Large Cap Equity Fund
DoubleLine Capital LP	♦ Destinations Core Fixed Income Fund
♦ Destinations Global Fixed Income Opportunities Fund
♦ Destinations Low Duration Fixed Income Fund
Driehaus Capital Management LLC	♦ Destinations Multi Strategy Alternatives Fund
♦ Destinations Small-Mid Cap Equity Fund
Federated Equity Management Company of Pennsylvania	♦ Destinations Equity Income Fund
LMCG Investments, LLC	♦ Destinations Small-Mid Cap Equity Fund
♦ Destinations Multi Strategy Alternatives Fund
MFS Investment Management	♦ Destinations International Equity Fund
Mellon Investments Corporation	♦ Destinations Large Cap Equity Fund
Northern Trust Investments, Inc.	♦ Destinations Municipal Fixed Income Fund
Nuveen Asset Management, LLC	♦ Destinations Global Fixed Income Opportunities Fund
NWQ Investment Management Company, LLC	♦ Destinations Equity Income Fund
RiverNorth Capital Management, LLC	♦ Destinations Multi Strategy Alternatives Fund
Strategas Asset Management, LLC	♦ Destinations Large Cap Equity Fund
T. Rowe Price Associates, Inc.	♦ Destinations International Equity Fund
♦ Destinations Large Cap Equity Fund
Wasatch Advisors Inc	♦ Destinations International Equity Fund
In voting to renew the Agreements, the Trustees considered whether the approval of the Agreements would be in the best interests of the respective Fund and its shareholders, an evaluation based on several factors including those discussed below.
Nature, Extent and Quality of the Services Provided Under the Agreements
The Board received and considered information regarding the nature, extent and quality of services that had been provided to the Funds by Brinker under the Prior Management Agreement. In considering the nature, extent and quality of the services to be provided by the Manager, the Board reviewed the portfolio management services currently provided by Brinker and to be

Board Approval of Management Agreement and Investment Advisory Agreements (unaudited) (continued)

provided by the Manager to the Funds, including the quality of the continuing portfolio management personnel, the resources expected to be made available to the Manager after the consummation of the Transaction and Brinker’s prior compliance history and compliance program. The Trustees reviewed the terms of the proposed Management Agreement, and noted that the Management Agreement had the same advisory fee as, and does not materially differ from, the Prior Management Agreement. The Trustees also reviewed Brinker’s current investment and risk management approaches for the Funds and was informed by Brinker that currently there are no material changes expected to be made to those approaches as a result of the Transaction. The Trustees also considered other services to be provided to the Funds by the Manager such as monitoring adherence to each Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to each Fund by the Manager under the Management Agreement would be satisfactory.
The Board received and considered information regarding the nature, extent and quality of services that had been provided to the Funds by the Sub-advisers under the Prior Sub-advisory Agreements. The Trustees considered information regarding the process by which Brinker selected and recommended the Sub-advisers to the Board and Brinker’s ongoing supervision of the Sub-advisers, including Brinker’s process for determining how Fund assets were allocated among the applicable Sub-advisers. The Independent Trustees noted that Brinker monitored and evaluated the performance of each Fund’s Sub-advisers, including the Sub-advisers’ compliance with the investment objective, policies, and restrictions of the relevant Fund. The Board also received a description of the administrative and other services provided to the Trust and its shareholders. The Board noted information received at Board meetings related to the services provided by Brinker about the management of the Trust’s affairs and its role in coordinating the activities of the Sub-advisers and the Trust’s other service providers. The Board considered each Sub-adviser’s specific responsibilities in all aspects of the day-to-day management of the portion of the respective Fund assets allocated to it, as well as the qualifications, experience and responsibilities of the portfolio managers for the portion of the Fund assets managed by that Sub-adviser and other key personnel of the Sub-adviser. The Board specifically took into account each Sub-adviser’s investment process and capabilities, evaluated, as applicable, how the Sub-adviser complemented each of the other Sub-advisers to that Fund.
The Trustees also discussed the terms of the new Sub-advisory Agreements and considered Brinker’s favorable assessment of the nature and quality of the Sub-advisers’ services. The Board also reviewed information received from Brinker and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act and those of Brinker and each Sub-adviser.
The Board concluded, in the context of its full deliberations, that, overall, the nature, extent and quality of services expected to be provided under the Agreements were adequate and appropriate
Fund Performance
As to each Fund, at the July 13th Meeting, the Board received and considered performance information that had been provided by Broadridge Financial Solutions (“Broadridge”), an independent provider of investment company data, for each Fund and for all retail and institutional funds, regardless of asset size or primary channel of distribution, in each Fund’s Lipper category. In connection with its most recent approval of the continuation of the Prior Management Agreement and the Prior Sub-advisory Agreements and other meetings held during the course of the first half of the Funds’ fiscal year, the Board was provided with reports regarding each Fund’s performance over various time periods. As part of these meetings, Brinker and its representatives provided information regarding and, as applicable, led discussions of factors impacting Brinker’s and the Sub-advisers’ performance for the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that it was appropriate to take into account the Board’s consideration of Brinker’s and the Sub-advisers’ performance at meetings held prior to the July 13th Meeting. In doing so, the Trustees determined that Brinker’s and the Sub-advisers’ performance was satisfactory, or, where Brinker’s or the Sub-advisers’ performance was materially below a Fund’s benchmarks and/or peer group, the Trustees were satisfied by the reasons for underperformance and/or the steps taken by Brinker and the Sub-advisers in an effort to improve performance. Based on this information and Brinker’s representation that the portfolio managers for the Funds were not expected to change in connection with the Transaction, the Board concluded, within the context of its full deliberations, that the investment results that Brinker and the Sub-advisers had been able to achieve for each Fund were sufficient to support approval of the Management Agreement and the Sub-advisory Agreements.

Board Approval of Management Agreement and Investment Advisory Agreements (unaudited) (continued)

Management Fees and Expense Ratios
As to each Fund, at the December Meeting, the Board reviewed and considered the contractual management fees (“Contractual Management Fees”) payable by each Fund to Brinker and by Brinker to the Sub-advisers in light of the nature, extent and quality of the management and sub-advisory services provided by Brinker and the Sub-advisers, respectively. The Board also reviewed and considered whether fee waiver and/or expense reimbursement arrangements were in place for a Fund and considered the actual fee rate (after taking any such waivers and reimbursements into account) (“Actual Management Fee”) and whether any fee waivers and expense reimbursements could be discontinued. The Board noted that the compensation paid to the Sub-advisers is paid by Brinker, not the Funds, and, accordingly, that the retention of the Sub-advisers would not increase the fees or expenses otherwise incurred by a Fund and its shareholders. Further, the Board considered that, as a result of the contractual advisory fee waivers, Brinker would not retain a different percentage of the overall advisory fee based on the Sub-advisers selected, the fees charged to Sub-advisers or the allocation of a Fund’s assets among Sub-advisers. The Board also reviewed with management the scope of services provided to the Funds by Brinker, noting that the Funds are provided with regulatory compliance services, office facilities and Trust officers (including the Trust’s chief financial, chief operational and chief compliance officers), and that Brinker coordinates and oversees the provision of services to each Fund by other fund service providers, including the Sub-advisers. The Board also considered and discussed information about the Sub-advisers’ fees and comparable information for other sub-advised funds and accounts managed by the Sub-advisers. Additionally, the Board received and considered information comparing each Funds’ Contractual Management Fees and Actual Management Fees and the Fund’s actual total expenses with those of a group of funds selected by Broadridge.
With respect to the cost of advisory services, the Board considered that the investment advisory fee proposed to be payable to the Manager under the Management Agreement is the same as the investment advisory fee currently payable to Brinker under the Prior Management Agreement. The Board determined, in the context of its full deliberations, that, as to each Fund, the management fee paid by the Fund to Brinker and the sub-advisory fees paid by Brinker to the Sub-advisers were reasonable in light of comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Prior Management Agreement and Prior Sub-Advisory Agreements.
Profitability
The Board considered Brinker’s profitability from its management of the Funds when it most recently approved the continuation of the Prior Management Agreement, as discussed below, but determined that such profitability may change as a result of the changes to Brinker’s ownership structure and operations that will occur after the consummation of the Transaction. Accordingly, the Trustees did not make any conclusions regarding the Manager’s profitability but will do so during future considerations of the Management Agreement. The Board noted Brinker’s expectation that if the Transaction is successful, the Funds’ assets likely will increase.
At the December Meeting, the Board considered the profits realized by Brinker under the Prior Management Agreement, in connection with the operation of the Funds, and whether the amount of profit was a fair entrepreneurial profit for the management of the Funds. In particular, the Board considered that Brinker retained a maximum amount of compensation (as a percentage of Fund assets) from each Fund as a result of the contractual fee waivers. The Board also considered the profitability of Brinker for providing advisory services to the Funds as an overall complex, noting that Brinker implemented its model-based investment advice through allocations of assets among the Funds. The Board also considered the Funds’ operating expenses and the impact of any fee waivers and expense reimbursements on the Brinker’s profits. As to each Fund, the Board concluded, in the context of its full deliberations that Brinker’s level of profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
At the December Meeting, the Board considered the fees payable under each Prior Sub-advisory Agreement, noting that the fees were paid to the proposed Sub-advisers by Brinker and, thus, would not impact the fees paid by the Funds. The Board recognized that, because each Sub-adviser’s fee would be paid by Brinker, and not the applicable Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Prior Management Agreement. To the extent available, the Board also reviewed information provided by the Sub-advisers with respect to the relevant Sub-adviser’s profitability in providing sub-advisory services to the Funds.

Board Approval of Management Agreement and Investment Advisory Agreements (unaudited) (continued)

Economies of Scale
With respect to economies of scale, the Board considered Brinker’s economies of scale from its management of the Funds when it most recently approved the continuation of the Prior Management Agreement, but determined that such economies of scale may change as a result of the changes to Brinker’s ownership structure and operations that will occur after the consummation of the Transaction. Accordingly, the Trustees did not make any conclusions regarding the extent to which economies of scale would be realized by the Manager as the assets of the Funds grow, but will do so during future considerations of the Management Agreement. The Board noted Brinker’s expectation that if the Transaction is successful, the Funds’ assets likely will increase, which could result in economies of scale that could be passed onto the Funds’ Shareholders.
As to each Fund, at the December Meeting, the Board considered information regarding whether there have been economies of scale with respect to the Brinker’s management of the Fund under the Prior Management Agreement, whether the Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board considered the various ways economies of scale could be realized and shared with Fund investors, and whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. As to each Fund, the Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets.
Other Benefits to the Manager and the Sub-advisers
As to each Fund, the Board considered other benefits received or that could be expected to be received by the Manager, the Sub-advisers and their affiliates as a result of their relationship with the Funds, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.
In light of the Manager’s costs of providing investment management and other services to the Funds and the Manager’s ongoing commitment to the Funds and each Sub-adviser’s day-to-day management of the portion of the respective Fund’s assets allocated to it, the profits and ancillary benefits that the Manager, the Sub-advisers and their affiliates received under the Prior Management Agreement and Prior Sub-advisory Agreements were considered reasonable.
Although formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the Agreements at the Board Meeting. The Board concluded, in the exercise of its reasonable judgment, that the terms of the Agreements, including the compensation proposed to be paid thereunder, are reasonable in relation to the services expected to be provided by the Manager and Sub-advisers to the Funds and that the appointment of the Manager and the Sub-advisers and the approval of the Agreements, respectively, would be in the best interest of the Funds and their Shareholders.
Based on the Trustees’ deliberations and their evaluation of the information described above and other factors and information they believed relevant, the Board, including all of the Independent Trustees, unanimously approved (i) the appointment of the Manager as investment adviser to the Funds and the Management Agreement and unanimously recommended that the Funds’ Shareholders vote in favor of approving the Management Agreement and (ii) the Sub-advisory Agreements. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
Seix Investment Advisors LLC
At a meeting of the Board held on July 29, 2020 (the “July 29th Meeting”), Brinker recommended and the Board, including all of Independent Trustees as defined in the 1940 Act, approved two sub-advisory agreements for the management of the Destinations Municipal Fixed Income Fund (the “Municipal Fund”), one between Seix Investment Advisors LLC (“Seix”) and Brinker (the “Seix Sub-advisory Agreement”), and the other between Seix and the Manager that would become effective after Shareholder approval of the Management Agreement and the closing of the Transaction (the “New Seix Sub-advisory Agreement,” and together with the Seix Sub-advisory Agreement, the “Seix Agreements”). Pursuant to the Seix Agreements, Seix would provide day-to-day management for the portion of the Municipal Fund’s assets proposed to be allocated to it. The Board also considered information provided by Brinker during prior meetings. In doing so, the Trustees requested and received information from the Brinker and Seix that they deemed reasonably necessary for their review of the Seix

Board Approval of Management Agreement and Investment Advisory Agreements (unaudited) (continued)

Agreements and to evaluate the performance of the Sub-adviser. The Trustees were assisted in their review by Fund counsel and counsel to those Trustees who are Independent Trustees and/or not an affiliated person of the Trust and met in executive sessions separate from representatives of Brinker and the Sub-adviser.
In voting to approve the Seix Agreements, the Trustees considered whether the approval of the Seix Agreements would be in the best interests of the respective Fund and its shareholders, an evaluation based on several factors including those discussed below.
Nature, Extent and Quality of the Services Provided Under the Seix Agreements
The Board received and considered information regarding the nature, extent and quality of services proposed to be provided to the Municipal Fund by Seix under the Seix Agreements. The Trustees considered information regarding the process by which Brinker selected and recommended Seix to the Board and the supervisory activities over Seix, including monitoring Seix’s compliance with the investment objectives, policies, and restrictions of the Municipal Fund. The Board considered Seix’s proposed specific responsibilities in all aspects of the day-to-day management of the portion of the Municipal Fund’s assets proposed to be allocated to it, as well as the qualifications, experience and responsibilities of the persons proposed to serve as the portfolio managers for the Municipal Fund’s assets to be managed by Seix and of other key personnel of Seix. The Board specifically took into account Seix’s investment process and capabilities, evaluating, as applicable, how Seix would complement the other Sub-adviser to the Fund. The Trustees discussed the terms of the Seix Agreements and considered Brinker’s favorable assessment of the nature and quality of Seix’s services expected to be provided to the Municipal Fund. The Board also reviewed information received from Brinker and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act and those of Brinker and of Seix.
The Board then discussed with representatives of Brinker, the portfolio management strategy proposed to be employed by Seix. The Board concluded that, overall, the nature, extent and quality of the investment advisory services expected to be provided by Seix were adequate and appropriate in light of  (i) Seix’s experience and the qualifications of its investment personnel in providing portfolio management services to other investment portfolios, (ii) the portfolio management and research resources expected to be applied by Seix in managing the portion of the Municipal Fund’s assets allocated to it, (iii) how Seix was expected to complement the Municipal Fund’s existing Sub-adviser, (iv) Seix’s compliance program, and (v) Brinker’s recommendation to engage Seix.
Fund Performance
Because Seix was to be newly-appointed for the Municipal Fund, the Board could not consider their investment performance in managing the respective Fund’s assets as a factor in evaluating the proposed Seix Agreements during the July 29th Meeting.
The Board, however, received information from management regarding Seix’s historical performance returns managing investment mandates similar to that of the Municipal Fund, with such performance compared to a relevant index. The Board discussed with representatives of Brinker the investment strategy to be employed by Seix in the management of the respective Fund’s assets. The Board discussed the reputation and experience of Seix, its portfolio managers’ experience, and Brinker’s experience and reputation in selecting, evaluating, and overseeing investment managers. The Board determined that these factors supported a decision to approve the Seix Agreements.
Sub-advisory Fees and Expense Ratios; Economies of Scale and Other Benefits
The Board considered the proposed fees payable under the Seix Agreements, noting that the proposed fee would be paid to Brinker or the Manager, as applicable, and, thus, would not impact the fees paid by the Municipal Fund. The Board concluded that the proposed fee payable to Seix with respect to the assets to be managed by Seix were reasonable and appropriate. The Board recognized that, because Seix’s fee would be paid by Brinker or the Manager, and not the Municipal Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and Brinker and the Trust and the Manager. The Board received and considered a profitability analysis of Brinker and the Manager with respect to the addition of Seix as a sub-adviser to the Municipal Fund and determined that Brinker’s and the Manager’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the Municipal Fund, noting in particular the existence of an ongoing contractual fee waiver that limits the total amount of advisory fees that may be retained by Brinker or the Manager to 39 basis points of the Municipal Fund’s assets. Similarly, the Board recognized that, because Seix’s fee would be paid by Brinker or the Manager, and not the Municipal Fund, an analysis of

Board Approval of Management Agreement and Investment Advisory Agreements (unaudited) (concluded)

economies of scale with respect to Seix was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and Brinker and the Trust and the Manager. Accordingly, economies of scale with respect to Seix were not considered relevant at that time to the Board’s decision to approve the Seix Agreements. The Board also concluded that any other benefits that could be expected to accrue to Seix by virtue of its relationship with the Municipal Fund were reasonable.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, with the advice of Fund counsel and independent legal counsel, resolved to approve the proposed Seix Agreements for an initial two-year period, having determined that the Seix Agreements would be in the best interests of the Municipal Fund.

Additional Information (unaudited)

TRUSTEES AND OFFICERS OF THE TRUST
The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, the Manager, the Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.
Brinker Capital Investments, LLC (formerly known as Brinker Capital, Inc.) (the “Manager”), serves as the investment adviser for the Funds. The Funds employ a “multi-manager” strategy. The Manager selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment advisory services, the Manager monitors and supervises the services provided to the Trust by its administrator. The Manager also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.
The names of the Trustees and officers of the Trust, their addresses and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Funds. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and officers. The SAI may be obtained without charge by calling 1-877-771-7979.
Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
INDEPENDENT TRUSTEES*
Ellyn L. Brown Brown Associates 11055 Greenspring Ave, Annex A Lutherville, MD 21093 Birth Year 1950	Chair of the Board of Trustees	Chair as of April 1, 201 ; Trustee Since 2017	Retired Attorney since 2006. Former Principal of Brown & Associates from 1996 to 2006.	10	CNO Financial Group, Inc. since 2012, Walter Investment Management Corp. from 2013 to 2017, NYSE-Euronext (and predecessor entities) from 2006 to 2013, NYSE Regulation, Inc. from 2010 to 2014. Financial Industry Regulatory Authority, Inc. (FINRA) from 2007 to 2012, Financial Accounting Foundation, Inc. from 2007 to 2012.
J. Scott Coleman, CFA 7 Forest Road Wayne, PA 19087 Birth Year: 1960	Trustee	Since 2017	President and Managing Partner of Woodland Park Consulting, LLC since 2017. President and CEO of Optimum Fund Trust from 2011 to 2015. President of Delaware Distributors from 2008 to 2015. Executive Vice President, Head of Distribution and Marketing, Delaware Investments 2008 to 2015. In addition, Head of Macquarie Investment Management EMEA Distribution from 2012 to 2015. Managing Director at Goldman Sachs & Co. from 2001 to 2008.	10	Optimum Fund Trust from 2011 to 2015.

Additional Information (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
Nicholas Marsini, Jr. 120 St. Moritz Drive Wilmington, DE 19807 Birth Year: 1955	Trustee, Chair of Audit Committee	Since 2017	Retired since 2016. Regional President of PNC Delaware from 2011 to 2016. Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from 1997 to 2010.	10	FundVantage Trust, Third Avenue Trust, Third Avenue Variable Series Trust.
Gregory E. McGowan Franklin Templeton 300 SE 2nd Street Fort Lauderdale, FL 33301 Birth Year: 1949	Trustee	Since 2017	President and CEO, GEMPENN Global Consultancy, Inc. since 2016. Senior Strategic Advisor, Franklin Templeton Investments in 2016. Executive Vice President, Director and General Counsel of Templeton International, Inc. from 1992 to 2016. Executive Vice President, Secretary and General Counsel of Templeton Global Advisors Limited (a Bahamian corporation) from 1992 to 2016.	10	Global Capital PLC (Malta Public Company), Franklin Templeton Sealand Fund Management Co. Ltd., China Life Franklin Asset Management Company Limited, Templeton Investment Counsel LLC, Franklin Templeton Trustee Services Private Limited (India), Franklin Templeton International Services S.A. (Luxembourg), Franklin Templeton Investments (Asia) Limited, Franklin Templeton Investments Japan Ltd., Templeton Asset Management Ltd. (Singapore), Franklin Templeton Holding Limited (Mauritius), Franklin Templeton Investment Services Mexico, S. de R. L.

* Each Trustee remains in office until he or she resigns, retires or is removed.
INTERESTED TRUSTEES*
Joseph V. Del Raso Pepper Hamilton LLP 3000 Two Logan Square, 18th & Arch Streets Philadelphia, PA 19103-2799 Birth Year: 1952	Trustee	Since 2017 (Chair of the Board until April 1, 2018).	Partner at Pepper Hamilton LLP (law firm) since 1998.	10	Global Capital PLC (Malta Public Company).
Noreen D. Beaman Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1964	Trustee and Chief Executive Officer	Since 2018	President of Brinker Capital Investments, LLC since 2020.** Chief Executive Officer of Brinker Capital, Inc. from 2012 to 2020.	10	PIMCO RIA Advisory Board, MMI Board of Governors, MMI Leadership Pathway, Envestnet Institute Women In Wealth; St. Peter’s University Board of Trustees (2014 to 2017).

*
Each Trustee remains in office until he or she resigns, retires or is removed.

**
Reflects the current title following the closing of the Transaction, which occurred after the end of the period covered by the report.

Additional Information (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS*
Philip Green, Jr. Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1970	Chief Financial Officer & Treasurer	Since January 2017	Chief Financial Officer of Brinker Capital Investments, LLC since 2000.
Brian Ferko Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1971	Chief Compliance Officer & Anti- Money Laundering Officer	Since January 2017	Chief Compliance Officer of Brinker Capital Investments, LLC since 2015; Chief Compliance Officer of Brinker Capital Investments, LLC contracted through Cipperman Compliance Services from 2010 to 2015; Chief Operating Officer of CCS from 2012 to 2015.
Jason B. Moore Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1972	President	Since January 2017	Chief Solutions Officer of Brinker Capital Investments, LLC since 2019; Chief Administrative Officer of Brinker Capital Investments, LLC from 2016 to 2019; Managing Director of Morgan Stanley from 2012 to 2016.
Donna Marley Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1955	Chief Operating Officer	Since April 2017	Senior Vice President of Funds of Brinker Capital Investments, LLC since 2017; Executive Director of Morgan Stanley from 2009 to 2017.
Peter Townsend Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1977	Secretary & Deputy Chief Compliance Officer	Since January 2017	Deputy Funds Chief Compliance Officer of Brinker Capital Investments, LLC since 2017; Director of Compliance of Penn Capital Management Company, Inc. from 2015 to 2017; Director of Compliance of Cipperman Compliance Services from 2013 to 2015; Associate of J.P. Morgan Chase & Co. from 2008 to 2013.
Jeff Raupp, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1969	Chief Investment Officer	Since January 2017	Chief Investment Officer of Brinker Capital Investments, LLC since 2018; Director of Investments of Brinker Capital Investments, LLC since 2017; Senior Vice President of Brinker Capital Investments, LLC in 2016; Senior Investment Manager of Brinker Capital Investments, LLC from 2008 to 2016.

Additional Information (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Amy Magnotta, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1978	Investment Officer	Since January 2017	Senior Vice President and Head of Discretionary Portfolios of Brinker Capital Investments, LLC since 2017; Senior Investment Manager of Brinker Capital Investments, LLC from 2008 to 2017.
Leigh Lowman, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1982	Investment Officer	Since January 2017	Investment Manager of Brinker Capital Investments, LLC since 2017; Senior Investment Analyst of Brinker Capital Investments, LLC from 2015 to 2017; Outreach Analyst of The Investment Fund for Foundations from 2014 to 2015; Senior Associate of Mondrian Investment Partners from 2011 to 2014.
Christopher Hart Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1971	Investment Officer	Since January 2017	Senior Vice President and Head of Platform Manager Research of Brinker Capital Investments, LLC since 2017; Senior Vice President of Brinker Capital Investments, LLC in 2016; Core Investment Manager of Brinker Capital Investments, LLC from 2014 to 2016; Investment Director of RS Investments 2013; Vice President/Investment Officer of Morgan Stanley Smith Barney from 2006 to 2013.
Timothy Holland, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1969	Investment Officer	Since June 2017	Senior Vice President and Global Investment Strategist of Brinker Capital Investments, LLC since 2017; Co-Head US Sub Advisory of Pictet Asset Management in 2016; Portfolio Manager and Partner of TAMRO Capital Partners from 2005 to 2016.
Kristen Pilipzeck Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1987	Investment Officer	Since March 2019	Investment Analyst of Brinker Capital Investments, LLC since 2017; Operations Associate of Brinker Capital Investments, LLC from 2010 to 2017.

*
The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Additional Information (unaudited) (continued)

Board Composition and Leadership Structure
Four of the six Trustees on the Board (66.67%) are not “interested persons” (as defined in the 1940 Act) of the Trust and are not affiliated with the Manager or any Sub-adviser (“Independent Trustees”). Ms. Brown, an Independent Trustee, serves as Chair of the Board. There are three primary committees of the Board: the Audit Committee, the Governance Committee and the Valuation Committee. The Audit Committee is chaired by Mr. Marsini and includes all of the Independent Trustees. The Governance Committee is chaired by Mr. Del Raso and includes Ms. Beaman and Messrs. McGowan and Coleman. The Valuation Committee includes Messrs. Marsini and McGowan. The Board has determined that this leadership structure is appropriate given (i) the specific characteristics and circumstances of the Trust, (ii) the services that the Manager and its affiliates and the Sub-advisers provide to the Trust, and (iii) the potential conflicts of interest that could arise from these relationships. The Board believes that the existing Board structure is appropriate because, among other things, it allows the Independent Trustees to exercise independent business judgment in evaluating the Trust’s management and service providers.
Board Oversight of Risk Management
The Board considers risk management as part of its general oversight responsibilities. As is the case with virtually all mutual funds, service providers to the Trust, primarily the Manager and its affiliates and the Sub-advisers, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, or the Chair of the Board or the appropriate Committees, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including, the Manager’s investment officers, the Trust’s and the Manager’s Chief Compliance Officer (“CCO”) and the Sub-advisers’ portfolio management personnel. The Board’s Audit Committee meets during its scheduled meetings, and between meetings the Audit Committee Chair maintains contact with the Trust’s independent registered public accounting firm and the Trust’s Chief Financial Officer. The Board receives periodic presentations from senior personnel of the Manager or its affiliates regarding investment performance of the Funds and the applicable investment risk management process. The Board also receives periodic presentations from senior personnel of the Manager or its affiliates and the Sub-advisers regarding risk management, as well as periodic presentations regarding specific operational, compliance or investment areas, such as business continuity, anti-money laundering, cybersecurity, personal trading, valuation, credit, investment research, portfolio trading and transactions, and securities lending. The Board has adopted policies and procedures designed to address certain risks to the Funds. In addition, the Manager and other service providers to the Trust have adopted a variety of policies, procedures and controls designed to address particular risks to the Funds, many of which are reviewed by the Board. Different processes, procedures and controls are employed with respect to different types of risks. However, it is not possible to eliminate all risks applicable to the Funds. The Board also receives reports from counsel to the Trust, also counsel to the Manager and the Independent Trustees’ own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities.
Individual Trustee Qualifications
The Board believes that each Trustee’s experience, qualifications, attributes or skills individually and in combination with those of the other Trustees support the conclusion that the Board possesses the requisite attributes and skills to effectively oversee the management of the Trust and protect the interests of Fund shareholders. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. The Board also believes that Trustees must have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with each other and with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that the Trustees satisfy this standard. Experience relevant to this ability may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., accounting or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; or other life experiences. The Board noted that most of the Trustees had experience serving as directors on the boards of operating companies and/or other investment companies. The Board considered that the various Trustees have or had careers in the financial services or investment management industries, including holding executive positions in companies engaged in these industries, which allows these Trustees to bring valuable, relevant experience as members of the Board.

Additional Information (unaudited) (concluded)

Board Committees
The Trust has an Audit Committee. The members of the Audit Committee consist of all the Independent Trustees of the Trust, namely Ms. Brown, Mr. Coleman, Mr. Marsini, Jr. and Mr. McGowan. The Trust also has a Governance Committee composed of Ms. Beaman, Mr. Coleman, Mr. Del Raso and Mr. McGowan. Third, the Trust has a Valuation Committee, composed of Mr. Marsini and Mr. McGowan. The Board at times may constitute other committees of the Board to assist in the evaluation of specific matters.
The Audit Committee oversees each Fund’s audit, accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Board for its ratification, the selection, appointment, retention or termination of the Trust’s independent registered public accounting firm and reviews the compensation of the independent registered public accounting firm. The Audit Committee also pre-approves all audit and permissible non-audit services provided to each Fund by the independent registered public accounting firm and all permissible non-audit services provided by the Trust’s independent registered public accounting firm to the Manager and any advisory affiliates. The Audit Committee met three times during the Trust’s most recent fiscal year.
The primary responsibility of the Governance Committee is to support the Board in providing effective and efficient governance of the Trust. The Governance Committee reviews and considers, on behalf of all of the Trustees, the Trust’s Management Agreement, Sub-advisory Agreements, and agreements with the Trust’s distributor, and assists the Trustees in fulfilling their responsibilities relating to the Board’s evaluation and consideration of these arrangements. The Governance Committee also reviews the compensation to be paid to the Board and coordinates the Board’s annual self-assessment for the purposes of evaluating the performance and effectiveness of the Board. The Governance Committee met four times during the Trust’s most recent fiscal year.
The Valuation Committee oversees the implementation and application of the Trust’s pricing and valuation procedures and recommends to the Board any proposed changes to the procedures, as needed. The Valuation Committee has delegated daily authority to a pricing team at the Manager to make all necessary determinations of fair value of the portfolios securities for which market quotations are not readily available or are deemed unreliable. All actions of the Manager’s pricing team must be reported to and are subject to review by the Valuation Committee. The Board or the Valuation Committee must approve any material changes to the fair value procedures used by the Manager’s pricing team. Upon the request of the Board, a member of the Valuation Committee, or its delegee, will provide a report on the prior meeting of the Valuation Committee at the next scheduled quarterly meeting of the Board. The Valuation Committee met four times during the Trust’s most recent fiscal year.

Brinker Capital Destinations Trust
Investment Adviser
Brinker Capital Investments, LLC
1055 Westlakes Drive, Suite 250
Berwyn, PA 19312
www.brinkercapital.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Legal Counsel
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103
www.morganlewis.com
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
www.taitweller.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risk, objectives, fees and expenses, experience of its management, and other information.
Visit www.destinationsfunds.com for more information.
DSA_SAR

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report of Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brinker Capital Destinations Trust

By:	/s/ Jason B. Moore
Jason B. Moore
President

Date:	October 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jason B. Moore
Jason B. Moore
President

Date:	October 30, 2020

By:	/s/ Philip Green, Jr.
Philip Green, Jr.
Chief Financial Officer and Treasurer

Date:	October 30, 2020